BlackRock Retirement Income 2030 Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2021
Security Shares Value
Affiliated Investment Companies — 98.6%
Fixed Income Funds — 98.2%
BlackRock Multi-Asset Income Portfolio, Class
K
*
........................... 454,366 $ 5,129,790
Security Shares Value
Short-Term Securities — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
(a) *
.................. 22,351 $ 22,351
Total Affiliated Investment Companies — 98.6%
(Cost: $4,843,172)
(b)
.............................. 5,152,141
Other Assets Less Liabilities — 1.4% ................... 70,748
Net Assets — 100.0% .............................. $ 5,222,889
(a)
Annualized 7-day yield as of period end.
(b)
Cost for U.S. federal income tax purposes.
*     Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
      amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/21
Shares
Held at
03/31/21
Income
(Expense)
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 8,004 $ 14,347 $ — $ — $ — $ 22,351 22,351 $ — $ —
BlackRock Multi-Asset Income
Portfolio, Class K ......... 5,142,058 — (67,011) 3,567 51,176 5,129,790 454,366 — —
$ 3,567 $ 51,176 $ 5,152,141 $ — $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Retirement Income 2030 Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Fair Value Hierarchy as of Pe riod End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Affiliated Investment Companies ................................ $ 5,129,790 $ — $ — $ 5,129,790
Short-Term Securities ....................................... 22,351 — — 22,351
$ 5,152,141 $ — $ — $ 5,152,141

Additional Financial Information
Schedule of Investments (Unaudited)
March 31, 2021
BlackRock Funds II
BlackRock Multi-Asset Income Portfolio

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 7.3%
Accredited Mortgage Loan Trust, Series
2004-4, Class M2, (LIBOR USD 1 Month +
1.58%), 1.68%, 01/25/35
(a)
.......... USD 1,152 $ 1,141,955
AGL CLO 3 Ltd., Series 2020-3A, Class C,
(LIBOR USD 3 Month + 2.15%), 2.39%,
01/15/33
(a)(b)
.................... 2,000 1,998,913
AGL Core CLO 5 Ltd., Series 2020-5A, Class
B, (LIBOR USD 3 Month + 2.78%), 3.00%,
07/20/30
(a)(b)
.................... 3,000 3,014,863
AIG CLO Ltd., Series 2019-2A, Class A,
(LIBOR USD 3 Month + 1.36%), 1.58%,
10/25/32
(a)(b)
.................... 11,500 11,518,073
AIMCO CLO, Series 2015-AA, Class BR,
(LIBOR USD 3 Month + 1.30%), 1.54%,
01/15/28
(a)(b)
.................... 1,500 1,500,736
AIMCO CLO 11 Ltd.
(a)(b)
:
Series 2020-11A, Class B1, (LIBOR USD 3
Month + 1.80%), 2.02%, 10/15/31 ... 2,000 2,007,701
Series 2020-11A, Class C, (LIBOR USD 3
Month + 2.40%), 2.62%, 10/15/31 ... 2,000 2,002,745
Ajax Mortgage Loan Trust
(b)
:
Series 2018-E, Class A, 4.38%, 06/25/58
(a)
5,731 5,786,989
Series 2018-E, Class B, 5.25%, 06/25/58
(a)(c)
630 634,284
Series 2018-E, Class C, 0.00%, 06/25/58
(a)(c)
1,556 1,167,315
Series 2018-F, Class A, 4.38%, 11/25/58
(a)(c)
5,649 5,719,155
Series 2018-F, Class B, 5.25%, 11/25/58
(a)(c)
719 724,514
Series 2018-F, Class C, 0.00%, 11/25/58
(c)
1,665 999,062
Series 2018-G, Class A, 4.38%, 06/25/57
(a)(c)
5,169 5,164,127
Series 2018-G, Class B, 5.25%, 06/25/57
(a)(c)
816 615,702
Series 2018-G, Class C, 5.25%, 06/25/57
(c)
2,082 2,047,715
Series 2019-B, Class A, 3.75%, 01/25/59
(a)
2,756 2,798,140
Series 2019-B, Class B, 5.25%, 01/25/59
(a)(c)
420 317,100
Series 2019-B, Class C, 0.00%, 01/25/59
(c)
1,074 921,936
Allegany Park CLO Ltd., Series 2019-1A, Class
A, (LIBOR USD 3 Month + 1.33%), 1.55%,
01/20/33
(a)(b)
.................... 4,000 4,013,394
Allegro CLO II-S Ltd., Series 2014-1RA, Class
B, (LIBOR USD 3 Month + 2.15%), 2.37%,
10/21/28
(a)(b)
.................... 1,300 1,299,147
Allegro CLO VI Ltd., Series 2017-2A, Class
B, (LIBOR USD 3 Month + 1.50%), 1.72%,
01/17/31
(a)(b)
.................... 1,000 1,000,975
Allegro CLO VII Ltd., Series 2018-1A, Class
B, (LIBOR USD 3 Month + 1.65%), 1.89%,
06/13/31
(a)(b)
.................... 1,000 998,949
Allegro CLO XI Ltd., Series 2019-2A, Class
A1A, (LIBOR USD 3 Month + 1.39%),
1.61%, 01/19/33
(a)(b)
............... 2,000 2,003,810
ALM Ltd., Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.85%), 2.09%, 10/15/29
(a)(b)
3,500 3,498,220
ALM VII R-2 Ltd., Series 2013-7R2A, Class
BR2, (LIBOR USD 3 Month + 2.20%),
2.44%, 10/15/27
(a)(b)
............... 600 598,906
AMMC CLO 21 Ltd., Series 2017-21A, Class
A, (LIBOR USD 3 Month + 1.25%), 1.45%,
11/02/30
(a)(b)
.................... 1,750 1,750,337
AMMC CLO XII Ltd., Series 2013-12A, Class
AR, (LIBOR USD 3 Month + 1.20%), 1.40%,
11/10/30
(a)(b)
.................... 2,000 2,002,380
AMSR Trust
(b)
:
Series 2020-SFR1, Class E, 3.22%,
04/17/37 .................... 10,250 10,420,716
Series 2020-SFR1, Class F, 3.57%,
04/17/37 .................... 19,850 20,123,956
Series 2020-SFR1, Class G, 4.31%,
04/17/37 .................... 7,500 7,595,254
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Anchorage Capital CLO 13 LLC, Series
2019-13A, Class A, (LIBOR USD 3 Month +
1.47%), 1.71%, 04/15/32
(a)(b)
......... USD 10,500 $ 10,506,992
Anchorage Capital CLO 3-R Ltd.
(a)(b)
:
Series 2014-3RA, Class B, (LIBOR USD 3
Month + 1.50%), 1.72%, 01/28/31 ... 3,400 3,396,025
Series 2014-3RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.07%, 01/28/31 ... 1,250 1,241,744
Anchorage Capital CLO 4-R Ltd.
(a)(b)
:
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.07%, 01/28/31 ... 600 596,626
Series 2014-4RA, Class D, (LIBOR USD 3
Month + 2.60%), 2.82%, 01/28/31 ... 2,250 2,172,913
Anchorage Capital CLO 5-R Ltd., Series
2014-5RA, Class C, (LIBOR USD 3 Month +
1.85%), 2.09%, 01/15/30
(a)(b)
......... 1,850 1,846,920
Anchorage Capital CLO 6 Ltd., Series 2015-6A,
Class CR, (LIBOR USD 3 Month + 2.40%),
2.64%, 07/15/30
(a)(b)
............... 1,000 1,000,652
Anchorage Capital CLO 8 Ltd.
(a)(b)
:
Series 2016-8A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.82%, 07/28/28 ... 1,400 1,402,451
Series 2016-8A, Class DR, (LIBOR USD 3
Month + 3.00%), 3.22%, 07/28/28 ... 4,000 4,000,283
Anchorage Capital CLO Ltd.
(a)(b)
:
Series 2018-10A, Class A1A, (LIBOR USD 3
Month + 1.20%), 1.44%, 10/15/31 ... 7,650 7,660,678
Series 2018-10A, Class B, (LIBOR USD 3
Month + 1.75%), 1.99%, 10/15/31 ... 3,000 2,994,155
Series 2018-10A, Class D, (LIBOR USD 3
Month + 3.15%), 3.39%, 10/15/31 ... 1,500 1,494,299
Anchorage Capital Europe CLO 2 DAC
(a)
:
Series 2X, Class E, (EURIBOR 3 Month +
5.66%), 5.66%, 05/15/31 ......... EUR 499 576,017
Series 2X, Class ER, (EURIBOR 3 Month +
6.45%), 0.00%, 04/15/34 ......... 499 573,474
Anchorage Capital Europe CLO DAC, Series
4X, Class E, (EURIBOR 3 Month + 5.71%),
5.71%, 04/25/34
(a)
................ 300 342,311
Antares CLO Ltd., Series 2017-2A, Class A,
(LIBOR USD 3 Month + 1.53%), 1.75%,
01/20/30
(a)(b)
.................... USD 5,000 5,008,625
Apidos CLO XII, Series 2013-12A, Class AR,
(LIBOR USD 3 Month + 1.08%), 1.32%,
04/15/31
(a)(b)
.................... 2,400 2,401,303
Apidos CLO XV
(a)(b)
:
Series 2013-15A, Class CRR, (LIBOR USD
3 Month + 1.85%), 2.07%, 04/20/31 .. 7,000 7,015,699
Series 2013-15A, Class DRR, (LIBOR USD
3 Month + 2.70%), 2.92%, 04/20/31 .. 2,000 1,947,443
Apidos CLO XX, Series 2015-20A, Class BRR,
(LIBOR USD 3 Month + 1.95%), 2.17%,
07/16/31
(a)(b)
.................... 1,750 1,750,439
Apidos CLO XXII, Series 2015-22A, Class CR,
(LIBOR USD 3 Month + 2.95%), 3.17%,
04/20/31
(a)(b)
.................... 1,000 993,621
Apidos CLO XXIX
(a)(b)
:
Series 2018-29A, Class A2, (LIBOR USD 3
Month + 1.55%), 1.77%, 07/25/30 ... 1,000 996,861
Series 2018-29A, Class B, (LIBOR USD 3
Month + 1.90%), 2.12%, 07/25/30 ... 1,000 999,370
Apidos CLO XXV, Series 2016-25A, Class A1R,
(LIBOR USD 3 Month + 1.17%), 1.39%,
10/20/31
(a)(b)
.................... 4,500 4,501,283

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Apidos CLO XXVII, Series 2017-27A, Class
A2, (LIBOR USD 3 Month + 1.70%), 1.92%,
07/17/30
(a)(b)
.................... USD 2,000 $ 1,997,647
Apidos CLO XXXII, Series 2019-32A, Class
C, (LIBOR USD 3 Month + 2.40%), 2.62%,
01/20/33
(a)(b)
.................... 1,000 1,002,174
Aqueduct European CLO 2 DAC, Series 2017-
2X, Class E, (EURIBOR 3 Month + 4.40%),
4.40%, 10/15/30
(a)
................ EUR 219 239,214
Ares CLO, Series 2018-50A, Class B, (LIBOR
USD 3 Month + 1.70%), 1.94%, 01/15/32
(a)(b)
USD 4,000 4,005,996
Ares LII CLO Ltd., Series 2019-52A, Class B,
(LIBOR USD 3 Month + 1.85%), 2.07%,
04/22/31
(a)(b)
.................... 5,000 4,999,975
Ares LIII CLO Ltd.
(a)(b)
:
Series 2019-53A, Class C, (LIBOR USD 3
Month + 2.65%), 2.87%, 04/24/31 ... 4,500 4,504,989
Series 2019-53A, Class D, (LIBOR USD 3
Month + 3.75%), 3.97%, 04/24/31 ... 3,000 3,002,157
Ares XL CLO Ltd., Series 2016-40A, Class CR,
(LIBOR USD 3 Month + 3.40%), 3.64%,
01/15/29
(a)(b)
.................... 1,000 1,000,449
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, 0.00%, 04/15/30
(a)(b)
........... 4,500 3,499,249
Ares XLVIII CLO Ltd., Series 2018-48A, Class
C, (LIBOR USD 3 Month + 1.80%), 2.02%,
07/20/30
(a)(b)
.................... 1,000 996,006
Ares XXVII CLO Ltd., Series 2013-2A, Class
CR, (LIBOR USD 3 Month + 2.40%), 2.62%,
07/28/29
(a)(b)
.................... 1,000 998,085
Ares XXXIR CLO Ltd., Series 2014-31RA,
Class A2, (LIBOR USD 3 Month + 1.30%),
1.48%, 05/24/30
(a)(b)
............... 1,000 1,001,022
Ares XXXIV CLO Ltd., Series 2015-2A, Class
DR, (LIBOR USD 3 Month + 3.10%), 3.32%,
04/17/33
(a)(b)
.................... 7,250 7,265,241
Ares XXXVII CLO Ltd.
(a)(b)
:
Series 2015-4A, Class A1R, (LIBOR USD 3
Month + 1.17%), 1.41%, 10/15/30 ... 3,000 3,003,388
Series 2015-4A, Class A3R, (LIBOR USD 3
Month + 1.50%), 1.74%, 10/15/30 ... 1,500 1,495,424
Series 2015-4A, Class BR, (LIBOR USD 3
Month + 1.80%), 2.04%, 10/15/30 ... 1,017 1,015,342
Ares XXXVR CLO Ltd.
(a)(b)
:
Series 2015-35RA, Class A2, (LIBOR USD 3
Month + 1.40%), 1.64%, 07/15/30 ... 1,500 1,503,456
Series 2015-35RA, Class C, (LIBOR USD 3
Month + 1.90%), 2.14%, 07/15/30 ... 1,000 1,000,892
Assurant CLO Ltd.
(a)(b)
:
Series 2017-1A, Class A, (LIBOR USD 3
Month + 1.25%), 1.47%, 10/20/29 ... 4,000 4,001,631
Series 2017-1A, Class B, (LIBOR USD 3
Month + 1.70%), 1.92%, 10/20/29 ... 3,000 2,992,537
Series 2017-1A, Class C, (LIBOR USD 3
Month + 2.10%), 2.32%, 10/20/29 ... 1,250 1,247,980
Series 2018-3A, Class A, (LIBOR USD 3
Month + 1.23%), 1.45%, 10/20/31 ... 2,000 2,000,625
Atlas Senior Loan Fund VII Ltd.
(a)(b)
:
Series 2016-7A, Class A1R, (LIBOR USD 3
Month + 1.28%), 1.47%, 11/27/31 ... 5,714 5,714,893
Series 2016-7A, Class A2R, (LIBOR USD 3
Month + 1.55%), 1.74%, 11/27/31 ... 5,500 5,511,565
Series 2016-7A, Class B1R, (LIBOR USD 3
Month + 1.80%), 1.99%, 11/27/31 ... 1,700 1,700,464
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Atlas Senior Loan Fund XI Ltd., Series 2018-
11A, Class A1L, (LIBOR USD 3 Month +
1.10%), 1.32%, 07/26/31
(a)(b)
......... USD 2,000 $ 1,996,374
Atlas Senior Loan Fund XII Ltd., Series 2018-
12A, Class A1, (LIBOR USD 3 Month +
1.18%), 1.40%, 10/24/31
(a)(b)
......... 1,700 1,702,379
Atrium VIII, Series 8A, Class SUB, 0.00%,
10/23/24
(a)(b)
.................... 11,500 223,100
Atrium XIV LLC, Series 14A, Class C, (LIBOR
USD 3 Month + 1.95%), 2.17%, 08/23/30
(a)(b)
1,000 998,233
Atrium XV
(a)(b)
:
Series 15A, Class B, (LIBOR USD 3 Month
+ 1.75%), 1.97%, 01/23/31 ........ 1,000 1,001,192
Series 15A, Class D, (LIBOR USD 3 Month
+ 3.00%), 3.22%, 01/23/31 ........ 500 500,127
Avoca CLO XV DAC, Series 15X, Class ER,
(EURIBOR 3 Month + 4.13%), 4.13%,
04/15/31
(a)
..................... EUR 670 732,466
Bain Capital Credit CLO Ltd., Series 2019-1A,
Class A1A, (LIBOR USD 3 Month + 1.38%),
1.60%, 04/18/32
(a)(b)
............... USD 4,500 4,503,056
Ballyrock CLO Ltd.
(a)(b)
:
Series 2020-2A, Class B, (LIBOR USD 3
Month + 2.55%), 2.76%, 10/20/31 ... 1,000 1,001,457
Series 2020-2A, Class C, (LIBOR USD 3
Month + 3.77%), 3.98%, 10/20/31 ... 1,000 996,859
Battalion CLO 17 Ltd., Series 2021-17A, Class
C, (LIBOR USD 3 Month + 2.10%), 2.29%,
03/09/34
(a)(b)
.................... 1,000 998,255
Battalion CLO XIV Ltd., Series 2019-14A, Class
D, (LIBOR USD 3 Month + 3.95%), 4.17%,
04/20/32
(a)(b)
.................... 2,500 2,500,429
Battalion CLO XIX Ltd.
(a)(b)
:
Series 2021-19A, Class C, (LIBOR USD 3
Month + 2.00%), 0.00%, 04/15/34 ... 3,000 3,000,000
Series 2021-19A, Class D, (LIBOR USD 3
Month + 3.25%), 0.00%, 04/15/34 ... 3,000 3,000,000
Bear Stearns Asset-Backed Securities I Trust
(a)
:
Series 2005-HE1, Class M2, (LIBOR USD 1
Month + 1.25%), 1.35%, 01/25/35 ... 904 905,842
Series 2006-HE7, Class 1A2, (LIBOR USD
1 Month + 0.17%), 0.28%, 09/25/36 .. 876 846,463
Series 2007-HE1, Class 21A2, (LIBOR USD
1 Month + 0.16%), 0.27%, 01/25/37 .. 1,142 1,118,307
Series 2007-HE2, Class 22A, (LIBOR USD
1 Month + 0.14%), 0.25%, 03/25/37 .. 3,169 3,030,475
Series 2007-HE2, Class 23A, (LIBOR USD
1 Month + 0.14%), 0.25%, 03/25/37 .. 4,623 4,367,933
Series 2007-HE3, Class 2A, (LIBOR USD 1
Month + 0.14%), 0.25%, 04/25/37 ... 5,666 6,633,251
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (LIBOR USD 1
Month + 1.73%), 1.83%, 04/25/34
(a)
.... 2,896 2,920,562
Benefit Street Partners CLO VI Ltd., Series
2015-VIA, Class A1R, (LIBOR USD 3 Month
+ 1.24%), 1.46%, 10/18/29
(a)(b)
........ 5,000 5,001,032
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (LIBOR USD 3
Month + 1.10%), 1.32%, 01/20/31
(a)(b)
... 1,500 1,501,686
Benefit Street Partners CLO XIX Ltd.
(a)(b)
:
Series 2019-19A, Class A, (LIBOR USD 3
Month + 1.35%), 1.59%, 01/15/33 ... 7,000 7,020,913
Series 2019-19A, Class B, (LIBOR USD 3
Month + 2.00%), 2.24%, 01/15/33 ... 4,250 4,269,721

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO XV Ltd.
(a)(b)
:
Series 2018-15A, Class A1, (LIBOR USD 3
Month + 1.15%), 1.37%, 07/18/31 ... USD 2,200 $ 2,200,703
Series 2018-15A, Class A2A, (LIBOR USD 3
Month + 1.70%), 1.92%, 07/18/31 ... 1,000 1,002,697
Bilbao CLO I DAC, Series 1X, Class D,
(EURIBOR 3 Month + 4.73%), 4.73%,
07/20/31
(a)
..................... EUR 550 613,397
BlueMountain CLO DAC, Series 2021-1X,
Class E, (EURIBOR 3 Month + 5.41%),
5.41%, 04/15/34
(a)(c)
............... 300 343,015
BlueMountain CLO Ltd., Series 2013-2A,
Class A1R, (LIBOR USD 3 Month + 1.18%),
1.40%, 10/22/30
(a)(b)
............... USD 980 980,775
Buckhorn Park CLO Ltd., Series 2019-1A,
Class C, (LIBOR USD 3 Month + 2.55%),
2.77%, 01/18/31
(a)(b)
............... 1,250 1,251,165
Canyon Capital CLO Ltd., Series 2016-2A,
Class BR, (LIBOR USD 3 Month + 1.75%),
1.99%, 10/15/31
(a)(b)
............... 1,250 1,247,960
Canyon CLO Ltd., Series 2020-3A, Class C,
(LIBOR USD 3 Month + 2.50%), 2.72%,
01/15/34
(a)(b)
.................... 1,000 1,004,385
Capital Four CLO II DAC, Series 2X, Class
E, (EURIBOR 3 Month + 5.91%), 5.91%,
01/15/34
(a)
..................... EUR 300 334,801
Carlyle C17 CLO Ltd., Series C17A, Class BR,
(LIBOR USD 3 Month + 1.85%), 2.05%,
04/30/31
(a)(b)
.................... USD 1,000 998,606
Carrington Mortgage Loan Trust, Series 2006-
FRE1, Class A4, (LIBOR USD 1 Month +
0.25%), 0.36%, 04/25/36
(a)
.......... 2,876 2,517,602
Catskill Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 3.70%), 3.92%,
04/20/29
(a)(b)
.................... 1,000 997,237
CBAM Ltd.
(a)(b)
:
Series 2017-1A, Class A1, (LIBOR USD 3
Month + 1.25%), 1.47%, 07/20/30 ... 1,000 1,000,001
Series 2017-2A, Class C1, (LIBOR USD 3
Month + 2.40%), 2.62%, 10/17/29 ... 1,000 999,502
Series 2020-13A, Class A, (LIBOR USD 3
Month + 1.43%), 1.58%, 01/20/34 ... 4,000 4,024,107
C-BASS Mortgage Loan Trust, Series 2007-
CB3, Class A1, 5.77%, 03/25/37
(d)
..... 6,322 3,203,825
Cedar Funding II CLO Ltd., Series 2013-1A,
Class A1R, (LIBOR USD 3 Month + 1.23%),
1.42%, 06/09/30
(a)(b)
............... 3,600 3,602,217
Cedar Funding IV CLO Ltd., Series 2014-4A,
Class AR, (LIBOR USD 3 Month + 1.23%),
1.45%, 07/23/30
(a)(b)
............... 8,375 8,377,855
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 04/20/31
(a)(b)
....... 3,950 2,110,694
Cedar Funding V CLO Ltd., Series 2016-5A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
1.32%, 07/17/31
(a)(b)
............... 1,750 1,751,699
Cedar Funding X CLO Ltd.
(a)(b)
:
Series 2019-10A, Class A, (LIBOR USD 3
Month + 1.34%), 1.56%, 10/20/32 ... 12,500 12,528,454
Series 2019-10A, Class D, (LIBOR USD 3
Month + 3.85%), 4.07%, 10/20/32 ... 2,000 2,010,722
CIFC European Funding CLO III DAC, Series
3X, Class E, (EURIBOR 3 Month + 5.61%),
5.61%, 01/15/34
(a)
................ EUR 200 221,901
CIFC Funding 2015-II Ltd., Series 2015-2A,
Class DR2, (LIBOR USD 3 Month + 3.05%),
3.29%, 04/15/30
(a)(b)
............... USD 2,000 1,985,305
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CIFC Funding Ltd.
(a)(b)
:
Series 2013-2A, Class A1LR, (LIBOR USD 3
Month + 1.21%), 1.44%, 10/18/30 ... USD 5,500 $ 5,502,203
Series 2013-4A, Class A2RR, (LIBOR USD
3 Month + 1.30%), 1.51%, 04/27/31 .. 1,700 1,700,472
Series 2014-2RA, Class A3, (LIBOR USD 3
Month + 1.90%), 2.12%, 04/24/30 ... 500 499,619
Series 2014-3A, Class CR2, (LIBOR USD 3
Month + 2.35%), 2.57%, 10/22/31 ... 1,000 998,286
Series 2014-4RA, Class A2, (LIBOR USD 3
Month + 1.65%), 1.87%, 10/17/30 ... 1,000 996,796
Series 2014-4RA, Class B, (LIBOR USD 3
Month + 2.20%), 2.42%, 10/17/30 ... 400 399,401
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 3.20%), 3.42%, 10/17/30 ... 1,750 1,740,135
Series 2017-3A, Class A1, (LIBOR USD 3
Month + 1.22%), 1.44%, 07/20/30 ... 3,500 3,500,550
Series 2017-5A, Class B, (LIBOR USD 3
Month + 1.85%), 2.07%, 11/16/30 ... 500 499,279
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.40%), 1.62%, 04/18/31 ... 1,000 999,687
Series 2018-4A, Class A1, (LIBOR USD 3
Month + 1.15%), 1.37%, 10/17/31 ... 2,700 2,700,248
Series 2018-4A, Class B, (LIBOR USD 3
Month + 2.10%), 2.32%, 10/17/31 ... 1,000 997,832
Series 2019-2A, Class A, (LIBOR USD 3
Month + 1.25%), 1.47%, 04/17/30 ... 9,000 9,001,314
Series 2019-5A, Class A1, (LIBOR USD 3
Month + 1.34%), 1.58%, 10/15/32 ... 12,500 12,521,594
Series 2019-6A, Class A1, (LIBOR USD 3
Month + 1.33%), 1.55%, 01/16/33 ... 8,500 8,520,595
Series 2019-6A, Class D, (LIBOR USD 3
Month + 3.95%), 4.17%, 01/16/33 ... 1,150 1,159,776
Series 2020-1A, Class B, (LIBOR USD 3
Month + 2.30%), 2.54%, 07/15/32 ... 7,500 7,505,939
Series 2020-3A, Class D, (LIBOR USD 3
Month + 3.90%), 4.11%, 10/20/31 ... 1,500 1,508,519
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH2, Class M3, (LIBOR USD 1
Month + 0.47%), 0.57%, 08/25/36
(a)
.... 2,772 2,660,519
Clear Creek CLO
(a)(b)
:
Series 2015-1A, Class AR, (LIBOR USD 3
Month + 1.20%), 1.42%, 10/20/30 ... 7,000 7,008,205
Series 2015-1A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.82%, 10/20/30 ... 3,000 3,006,050
Conseco Finance Corp.
(a)
:
Series 1996-5, Class M1, 8.05%, 07/15/27 769 776,471
Series 1997-7, Class M1, 7.03%, 07/15/28 2,977 3,042,664
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (LIBOR
USD 1 Month + 0.34%), 0.45%, 07/25/37
(a)(b)
1,581 1,273,748
CWHEQ Revolving Home Equity Loan Trust,
Series 2006-G, Class 2A, (LIBOR USD 1
Month + 0.15%), 0.26%, 10/15/36
(a)
.... 752 712,814
Deer Creek CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.18%), 1.40%,
10/20/30
(a)(b)
.................... 1,000 1,001,141
Dewolf Park CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.21%), 1.45%,
10/15/30
(a)(b)
.................... 3,000 3,001,205
Dryden 33 Senior Loan Fund, Series 2014-33A,
Class DR3, (LIBOR USD 3 Month + 3.65%),
3.89%, 04/15/29
(a)(b)
............... 2,200 2,201,303
Dryden 50 Senior Loan Fund
(a)(b)
:
Series 2017-50A, Class C, (LIBOR USD 3
Month + 2.25%), 2.49%, 07/15/30 ... 1,000 1,000,266

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2017-50A, Class SUB, 0.00%,
07/15/30 .................... USD 4,000 $ 2,790,500
Dryden 70 CLO Ltd., Series 2018-70A, Class
D, (LIBOR USD 3 Month + 3.75%), 3.97%,
01/16/32
(a)(b)
.................... 1,000 1,000,499
Dryden 86 CLO Ltd., Series 2020-86A, Class
A, (LIBOR USD 3 Month + 1.65%), 1.87%,
07/17/30
(a)(b)(c)
................... 1,000 1,004,000
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class B1LR, (LIBOR USD 3 Month +
3.15%), 3.34%, 08/15/30
(a)(b)
......... 1,500 1,500,528
Elmwood CLO I Ltd.
(a)(b)
:
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.45%), 1.67%, 10/20/33 ... 2,500 2,511,290
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 4.40%), 4.62%, 10/20/33 ... 1,000 1,023,094
Elmwood CLO II Ltd., Series 2019-2A, Class
B, (LIBOR USD 3 Month + 2.10%), 2.32%,
04/20/31
(a)(b)
.................... 10,500 10,502,649
Elmwood CLO III Ltd., Series 2019-3A, Class
A1, (LIBOR USD 3 Month + 1.37%), 1.61%,
10/15/32
(a)(b)
.................... 13,000 13,018,742
Elmwood CLO IV Ltd.
(a)(b)
:
Series 2020-1A, Class B, (LIBOR USD 3
Month + 1.70%), 1.94%, 04/15/33 ... 1,250 1,253,712
Series 2020-1A, Class D, (LIBOR USD 3
Month + 3.15%), 3.39%, 04/15/33 ... 2,000 2,003,989
Elmwood CLO VI Ltd.
(a)(b)(c)
:
Series 2020-3A, Class A, (LIBOR USD 3
Month + 1.32%), 1.56%, 10/15/31 ... 2,500 2,510,750
Series 2020-3A, Class D, (LIBOR USD 3
Month + 3.65%), 3.89%, 10/15/31 ... 1,000 1,006,600
First Franklin Mortgage Loan Trust
(a)
:
Series 2006-FF9, Class 2A4, (LIBOR USD 1
Month + 0.50%), 0.61%, 06/25/36 ... 1,450 1,267,342
Series 2006-FF13, Class A1, (LIBOR USD 1
Month + 0.24%), 0.35%, 10/25/36 ... 3,676 2,931,994
Series 2006-FF13, Class A2C, (LIBOR USD
1 Month + 0.32%), 0.43%, 10/25/36 .. 2,470 2,010,455
Series 2006-FF17, Class A5, (LIBOR USD 1
Month + 0.15%), 0.26%, 12/25/36 ... 3,473 3,250,392
Series 2006-FFH1, Class M1, (LIBOR USD
1 Month + 0.56%), 0.66%, 01/25/36 .. 8,771 8,612,260
Flatiron CLO 17 Ltd., Series 2017-1A, Class
AR, (LIBOR USD 3 Month + 0.98%), 1.18%,
05/15/30
(a)(b)
.................... 3,000 3,003,148
Flatiron CLO 19 Ltd.
(a)(b)
:
Series 2019-1A, Class A, (LIBOR USD 3
Month + 1.32%), 1.51%, 11/16/32 ... 3,000 3,010,714
Series 2019-1A, Class C, (LIBOR USD 3
Month + 2.70%), 2.89%, 11/16/32 ... 1,500 1,501,662
Series 2019-1A, Class D, (LIBOR USD 3
Month + 3.90%), 4.09%, 11/16/32 ... 3,500 3,522,264
Flatiron CLO 20 Ltd., Series 2020-1A, Class
D, (LIBOR USD 3 Month + 3.79%), 4.04%,
11/20/33
(a)(b)
.................... 1,000 1,014,426
Galaxy XV CLO Ltd., Series 2013-15A, Class
AR, (LIBOR USD 3 Month + 1.20%), 1.44%,
10/15/30
(a)(b)
.................... 2,500 2,501,009
Galaxy XX CLO Ltd., Series 2015-20A, Class
D1R, (LIBOR USD 3 Month + 2.60%),
2.82%, 04/20/31
(a)(b)
............... 1,800 1,764,638
Galaxy XXIV CLO Ltd., Series 2017-24A, Class
C, (LIBOR USD 3 Month + 1.70%), 1.94%,
01/15/31
(a)(b)
.................... 500 496,530
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Galaxy XXVII CLO Ltd., Series 2018-27A,
Class A, (LIBOR USD 3 Month + 1.02%),
1.21%, 05/16/31
(a)(b)
............... USD 3,000 $ 2,994,011
Gilbert Park CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.19%), 1.43%,
10/15/30
(a)(b)
.................... 2,250 2,252,567
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class AJ, (LIBOR USD 3
Month + 1.30%), 1.52%, 04/20/30
(a)(b)
... 2,000 2,002,946
GoldenTree Loan Management US CLO 5 Ltd.,
Series 2019-5A, Class A, (LIBOR USD 3
Month + 1.30%), 1.52%, 10/20/32
(a)(b)
... 7,000 7,022,032
GoldenTree Loan Opportunities IX Ltd., Series
2014-9A, Class BR2, (LIBOR USD 3 Month
+ 1.60%), 1.81%, 10/29/29
(a)(b)
........ 900 900,864
GoldenTree Loan Opportunities X Ltd.
(a)(b)
:
Series 2015-10A, Class AR, (LIBOR USD 3
Month + 1.12%), 1.34%, 07/20/31 ... 3,300 3,301,663
Series 2015-10A, Class C1R, (LIBOR USD
3 Month + 2.10%), 2.32%, 07/20/31 .. 1,000 998,046
GoldenTree Loan Opportunities XI Ltd., Series
2015-11A, Class AR2, (LIBOR USD 3 Month
+ 1.07%), 1.29%, 01/18/31
(a)(b)
........ 2,188 2,189,037
Greene King Finance plc
(a)
:
Series B1,  (LIBOR GBP 3 Month + 1.80%),
1.88%, 12/15/34 ............... GBP 100 116,492
Series B2,  (LIBOR GBP 3 Month + 2.08%),
2.16%, 03/15/36
(e)
.............. 100 113,045
Greenpoint Manufactured Housing, Series
2000-1, Class A4, 8.14%, 03/20/30
(a)
.... USD 6,294 5,503,724
Greywolf CLO III Ltd., Series 2020-3RA, Class
BR, (LIBOR USD 3 Month + 2.45%), 2.67%,
04/15/33
(a)(b)
.................... 3,000 3,005,510
Grippen Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 2.30%), 2.52%,
01/20/30
(a)(b)
.................... 1,000 998,605
GSAA Home Equity Trust:
Series 2005-14, Class 1A2, (LIBOR USD 1
Month + 0.70%), 0.81%, 12/25/35
(a)
.. 1,025 445,828
Series 2006-4, Class 1A1, 2.99%,
03/25/36
(a)
................... 3,534 2,862,502
Series 2006-5, Class 1A1, (LIBOR USD 1
Month + 0.36%), 0.47%, 03/25/36
(a)
.. 4,090 1,872,327
Series 2006-18, Class AF6, 5.68%,
11/25/36
(d)
................... 3,698 1,412,003
GSAMP Trust
(a)
:
Series 2006-FM3, Class A1, (LIBOR USD 1
Month + 0.14%), 0.25%, 11/25/36 ... 7,775 4,752,867
Series 2006-HE6, Class A4, (LIBOR USD 1
Month + 0.24%), 0.35%, 08/25/36 ... 1,864 1,677,976
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (LIBOR USD 3 Month + 2.10%),
2.32%, 07/28/31
(a)(b)
............... 1,000 998,080
Gulf Stream Meridian 1 Ltd.
(a)(b)
:
Series 2020-IA, Class A1, (LIBOR USD 3
Month + 1.37%), 1.61%, 04/15/33 ... 7,500 7,519,460
Series 2020-IA, Class B, (LIBOR USD 3
Month + 2.00%), 2.24%, 04/15/33 ... 2,000 2,011,420
HalseyP oint CLO 2 Ltd., Series 2020-2A, Class
A1, (LIBOR USD 3 Month + 1.86%), 2.08%,
07/20/31
(a)(b)
.................... 1,600 1,608,745
Halsey Point CLO 3 Ltd., Series 2020-3A,
Class A1A, (LIBOR USD 3 Month + 1.45%),
1.63%, 11/30/32
(a)(b)
............... 4,000 4,016,986

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
HalseyPoint CLO I Ltd.
(a)(b)
:
Series 2019-1A, Class A1A1, (LIBOR USD 3
Month + 1.35%), 1.57%, 01/20/33 ... USD 5,000 $ 5,013,602
Series 2019-1A, Class B1, (LIBOR USD 3
Month + 2.20%), 2.42%, 01/20/33 ... 2,500 2,509,097
Harvest CLO XVI DAC, Series 16X, Class
ER, (EURIBOR 3 Month + 5.57%), 5.57%,
10/15/31
(a)
..................... EUR 235 263,846
Harvest CLO XXIII DAC, Series 23X, Class
E, (EURIBOR 3 Month + 5.33%), 5.33%,
10/20/32
(a)
..................... 118 130,230
Henley CLO IV DAC, Series 4X, Class E,
(EURIBOR 3 Month + 5.25%), 5.25%,
04/25/34
(a)(c)
.................... 300 343,015
Highbridge Loan Management Ltd., Series
12A-18, Class B, (LIBOR USD 3 Month +
1.85%), 2.07%, 07/18/31
(a)(b)
......... USD 1,000 997,022
HPS Loan Management Ltd., Series 8A-2016,
Class CR, (LIBOR USD 3 Month + 1.95%),
2.17%, 07/20/30
(a)(b)
............... 1,000 999,664
Invesco Euro CLO III DAC, Series 3X, Class
F, (EURIBOR 3 Month + 8.07%), 8.07%,
07/15/32
(a)
..................... EUR 274 318,763
Invesco Euro CLO V DAC, Series 5X, Class
E, (EURIBOR 3 Month + 5.81%), 5.81%,
01/15/34
(a)
..................... 200 231,655
Invitation Homes Trust
(a)(b)
:
Series 2018-SFR3, Class E, (LIBOR USD 1
Month + 2.00%), 2.11%, 07/17/37 ... USD 3,033 3,033,418
Series 2018-SFR4, Class A, (LIBOR USD 1
Month + 1.10%), 1.21%, 01/17/38 ... 2,855 2,862,853
JPMorgan Mortgage Acquisition Trust, Series
2006-CH1, Class M7, (LIBOR USD 1 Month
+ 0.80%), 0.91%, 07/25/36
(a)
......... 2,975 2,894,825
Kayne CLO 5 Ltd.
(a)(b)
:
Series 2019-5A, Class B1, (LIBOR USD 3
Month + 2.00%), 2.22%, 07/24/32 ... 3,000 3,005,629
Series 2019-5A, Class D, (LIBOR USD 3
Month + 3.80%), 4.02%, 07/24/32 ... 1,300 1,303,375
Kayne CLO 9 Ltd., Series 2020-9A, Class A1,
(LIBOR USD 3 Month + 1.40%), 1.64%,
01/15/34
(a)(b)
.................... 1,250 1,257,700
Kayne CLO II Ltd.
(a)(b)(c)
:
Series 2018-2A, Class AR, (LIBOR USD 3
Month + 1.08%), 1.23%, 10/15/31 ... 5,375 5,375,000
Series 2018-2A, Class BR, (LIBOR USD 3
Month + 1.50%), 1.65%, 10/15/31 ... 5,000 5,000,000
Kayne CLO III Ltd.
(a)(b)
:
Series 2019-3A, Class A, (LIBOR USD 3
Month + 1.48%), 1.72%, 04/15/32 ... 15,500 15,676,881
Series 2019-3A, Class B1, (LIBOR USD 3
Month + 2.05%), 2.29%, 04/15/32 ... 4,000 4,000,532
LCM XXV Ltd., Series 25A, Class B2, (LIBOR
USD 3 Month + 1.65%), 1.87%, 07/20/30
(a)(b)
350 349,651
Long Beach Mortgage Loan Trust
(a)
:
Series 2005-3, Class 1A, (LIBOR USD 1
Month + 0.52%), 0.63%, 08/25/45 ... 2,248 2,183,504
Series 2006-4, Class 1A, (LIBOR USD 1
Month + 0.30%), 0.41%, 05/25/36 ... 26,408 17,990,025
Series 2006-6, Class 2A3, (LIBOR USD 1
Month + 0.15%), 0.26%, 07/25/36 ... 6,551 3,398,859
Series 2006-7, Class 1A, (LIBOR USD 1
Month + 0.16%), 0.26%, 08/25/36 ... 7,782 4,961,246
Series 2006-10, Class 2A3, (LIBOR USD 1
Month + 0.16%), 0.27%, 11/25/36 ... 4,256 1,830,438
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2006-10, Class 2A4, (LIBOR USD 1
Month + 0.22%), 0.33%, 11/25/36 ... USD 4,083 $ 1,772,754
Series 2006-WL3, Class 2A4, (LIBOR USD
1 Month + 0.60%), 0.71%, 01/25/36 .. 1,884 1,714,550
Lucali CLO Ltd., Series 2020-1A, Class D,
(LIBOR USD 3 Month + 3.60%), 3.84%,
01/15/33
(a)(b)
.................... 2,250 2,264,037
Madison Park Funding XV Ltd., Series 2014-
15A, Class B1R, (LIBOR USD 3 Month +
2.20%), 2.41%, 01/27/26
(a)(b)
......... 1,450 1,448,852
Madison Park Funding XVIII Ltd., Series 2015-
18A, Class A1R, (LIBOR USD 3 Month +
1.19%), 1.41%, 10/21/30
(a)(b)
......... 12,250 12,256,132
Madison Park Funding XX Ltd., Series 2016-
20A, Class DR, (LIBOR USD 3 Month +
3.00%), 3.21%, 07/27/30
(a)(b)
......... 1,315 1,297,675
Madison Park Funding XXV Ltd., Series 2017-
25A, Class A1, (LIBOR USD 3 Month +
1.18%), 1.40%, 04/25/29
(a)(b)
......... 2,500 2,500,836
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (LIBOR USD 3 Month +
1.20%), 1.41%, 07/29/30
(a)(b)
......... 3,500 3,499,299
Madison Park Funding XXVII Ltd., Series
2018-27A, Class C, (LIBOR USD 3 Month +
2.60%), 2.82%, 04/20/30
(a)(b)
......... 1,000 964,047
Madison Park Funding XXXI Ltd.
(a)(b)
:
Series 2018-31A, Class C, (LIBOR USD 3
Month + 2.15%), 2.37%, 01/23/31 ... 600 600,684
Series 2018-31A, Class D, (LIBOR USD 3
Month + 3.00%), 3.22%, 01/23/31 ... 750 750,039
Marble Point CLO XI Ltd., Series 2017-2A,
Class B, (LIBOR USD 3 Month + 1.50%),
1.72%, 12/18/30
(a)(b)
............... 1,500 1,501,502
Marino Park CLO DAC, Series 1X, Class D,
(EURIBOR 3 Month + 5.67%), 5.67%,
01/16/34
(a)
..................... EUR 100 113,203
MASTR Asset-Backed Securities Trust, Series
2006-AM2, Class A4, (LIBOR USD 1 Month
+ 0.52%), 0.63%, 06/25/36
(a)(b)
........ USD 2,681 2,500,075
Morgan Stanley Mortgage Loan Trust, Series
2007-1XS, Class 2A3, 5.92%, 09/25/46
(d)
. 670 257,044
Neuberger Berman CLO XVIII Ltd.
(a)(b)
:
Series 2014-18A, Class BR2, (LIBOR USD
3 Month + 2.15%), 2.37%, 10/21/30 .. 1,500 1,501,878
Series 2014-18A, Class CR2, (LIBOR USD
3 Month + 3.00%), 3.22%, 10/21/30 .. 1,250 1,231,770
Neuberger Berman CLO XXII Ltd.
(a)(b)
:
Series 2016-22A, Class BR, (LIBOR USD 3
Month + 1.65%), 1.87%, 10/17/30 ... 800 801,777
Series 2016-22A, Class CR, (LIBOR USD 3
Month + 2.20%), 2.42%, 10/17/30 ... 1,000 1,001,307
Neuberger Berman CLO XXIII Ltd.
(a)(b)
:
Series 2016-23A, Class CR, (LIBOR USD 3
Month + 2.15%), 2.37%, 10/17/27 ... 3,400 3,394,480
Series 2016-23A, Class DR, (LIBOR USD 3
Month + 2.90%), 3.12%, 10/17/27 ... 1,100 1,091,463
Neuberger Berman Loan Advisers CLO 26
Ltd.
(a)(b)
:
Series 2017-26A, Class A, (LIBOR USD 3
Month + 1.17%), 1.39%, 10/18/30 ... 14,850 14,854,194
Series 2017-26A, Class B, (LIBOR USD 3
Month + 1.50%), 1.72%, 10/18/30 ... 1,500 1,497,568
Neuberger Berman Loan Advisers CLO 29 Ltd.,
Series 2018-29A, Class D, (LIBOR USD 3
Month + 3.10%), 3.32%, 10/19/31
(a)(b)
... 500 498,564

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 34 Ltd.,
Series 2019-34A, Class C1, (LIBOR USD 3
Month + 2.60%), 2.82%, 01/20/33
(a)(b)
... USD 665 $ 667,861
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class C, (LIBOR USD 3
Month + 2.50%), 2.72%, 07/20/31
(a)(b)
... 1,563 1,562,648
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class C, (LIBOR USD 3
Month + 1.75%), 1.94%, 04/16/33
(a)(b)
... 1,000 996,006
Neuberger Berman Loan Advisers CLO Ltd.,
Series 2018-27A, Class D, (LIBOR USD 3
Month + 2.60%), 2.84%, 01/15/30
(a)(b)
... 1,000 977,770
Neuberger Berman Loan Advisers Euro CLO,
Series 2021-1X, Class E, (EURIBOR 3
Month + 5.52%), 5.52%, 04/17/34
(a)
.... EUR 188 216,058
Newark BSL CLO 1 Ltd., Series 2016-1A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
1.31%, 12/21/29
(a)(b)
............... USD 4,750 4,751,188
Northwoods Capital 23 Euro DAC, Series 2021-
23X, Class E, (EURIBOR 3 Month + 6.21%),
0.00%, 03/15/34
(a)
................ EUR 200 229,849
Oak Hill Credit Partners X-R Ltd.
(a)(b)
:
Series 2014-10RA, Class B, (LIBOR USD 3
Month + 1.75%), 1.97%, 12/12/30 ... USD 2,150 2,153,642
Series 2014-10RA, Class C, (LIBOR USD 3
Month + 2.20%), 2.42%, 12/12/30 ... 1,300 1,301,401
Oakwood Mortgage Investors, Inc.:
Series 1998-D, Class M1, 7.42%, 01/15/29
(b)
771 809,999
Series 1999-C, Class A2, 7.48%, 08/15/27 3,666 3,458,628
Series 2001-D, Class A3, 5.90%, 09/15/22
(a)
384 279,176
Series 2002-B, Class A4, 7.09%, 06/15/32
(a)
43 45,481
OCP CLO Ltd.
(a)(b)
:
Series 2014-5A, Class CR, (LIBOR USD 3
Month + 2.90%), 3.12%, 04/26/31 ... 3,100 2,975,080
Series 2014-6A, Class A1R, (LIBOR USD 3
Month + 1.26%), 1.49%, 10/17/30 ... 10,800 10,802,284
Series 2014-6A, Class A2R, (LIBOR USD 3
Month + 1.72%), 1.95%, 10/17/30 ... 7,500 7,510,837
Series 2015-9A, Class CR, (LIBOR USD 3
Month + 2.70%), 2.94%, 07/15/27 ... 2,000 1,999,377
Series 2015-10A, Class CR, (LIBOR USD 3
Month + 2.60%), 2.82%, 10/26/27 ... 1,000 996,470
Series 2016-11A, Class A1AR, (LIBOR USD
3 Month + 1.27%), 1.49%, 10/26/30 .. 1,000 1,000,140
Series 2016-12A, Class CR, (LIBOR USD 3
Month + 3.00%), 3.22%, 10/18/28 ... 1,000 993,199
Series 2018-15A, Class A3, (LIBOR USD 3
Month + 1.70%), 1.92%, 07/20/31 ... 1,000 1,002,632
Series 2019-17A, Class C1, (LIBOR USD 3
Month + 2.55%), 2.77%, 07/20/32 ... 2,500 2,504,146
Series 2019-17A, Class D, (LIBOR USD 3
Month + 3.95%), 4.17%, 07/20/32 ... 1,500 1,504,366
Series 2020-18A, Class A, (LIBOR USD 3
Month + 1.80%), 2.02%, 04/20/30 ... 2,750 2,752,778
Series 2020-19A, Class A1, (LIBOR USD 3
Month + 1.75%), 1.97%, 07/20/31 ... 1,000 1,003,347
OCP Euro CLO DAC
(a)
:
Series 2017-2X, Class E, (EURIBOR 3
Month + 5.00%), 5.00%, 01/15/32 ... EUR 298 336,779
Series 2017-2X, Class F, (EURIBOR 3
Month + 6.40%), 6.40%, 01/15/32 ... 200 223,465
Series 2019-3X, Class E, (EURIBOR 3
Month + 5.75%), 5.75%, 04/20/30 ... 400 466,857
Octagon Investment Partners 26 Ltd.
(a)
:
Series 2016-1, Class AR, 3.09%, 07/15/30 USD 1,250 1,213,722
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2016-1A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.84%, 07/15/30
(b)
.. USD 6,000 $ 6,005,254
Octagon Investment Partners 27 Ltd., Series
2016-1A, Class CR, (LIBOR USD 3 Month +
2.10%), 2.34%, 07/15/30
(a)(b)
......... 1,500 1,494,056
Octagon Investment Partners 28 Ltd., Series
2016-1A, Class C1R, (LIBOR USD 3 Month
+ 2.25%), 2.47%, 10/24/30
(a)(b)
........ 4,000 4,005,327
Octagon Investment Partners 29 Ltd., Series
2016-1A, Class DR, (LIBOR USD 3 Month +
3.10%), 3.32%, 01/24/33
(a)(b)
......... 1,532 1,525,207
Octagon Investment Partners 34 Ltd., Series
2017-1A, Class B1, (LIBOR USD 3 Month +
1.40%), 1.62%, 01/20/30
(a)(b)
......... 2,000 1,999,953
Octagon Investment Partners 35 Ltd., Series
2018-1A, Class C, (LIBOR USD 3 Month +
2.60%), 2.82%, 01/20/31
(a)(b)
......... 1,000 960,355
Octagon Loan Funding Ltd.
(a)(b)
:
Series 2014-1A, Class ARR, (LIBOR USD 3
Month + 1.18%), 1.37%, 11/18/31 ... 13,212 13,217,600
Series 2014-1A, Class BRR, (LIBOR USD 3
Month + 1.70%), 1.89%, 11/18/31 ... 1,500 1,497,349
Series 2014-1A, Class CRR, (LIBOR USD 3
Month + 2.20%), 2.39%, 11/18/31 ... 1,000 1,001,556
OHA Credit Funding 3 Ltd.
(a)(b)
:
Series 2019-3A, Class A1, (LIBOR USD 3
Month + 1.32%), 1.54%, 07/20/32 ... 8,000 8,006,828
Series 2019-3A, Class D, (LIBOR USD 3
Month + 3.55%), 3.77%, 07/20/32 ... 2,500 2,506,897
OHA Credit Funding 4 Ltd.
(a)(b)
:
Series 2019-4A, Class A1, (LIBOR USD 3
Month + 1.33%), 1.55%, 10/22/32 ... 11,500 11,525,738
Series 2019-4A, Class C, (LIBOR USD 3
Month + 2.65%), 2.87%, 10/22/32 ... 2,000 2,006,566
Series 2019-4A, Class D, (LIBOR USD 3
Month + 3.75%), 3.97%, 10/22/32 ... 2,000 2,009,790
OHA Credit Partners XI Ltd., Series 2015-11A,
Class DR, (LIBOR USD 3 Month + 2.95%),
3.17%, 01/20/32
(a)(b)
............... 400 397,286
OHA Credit Partners XIV Ltd., Series 2017-
14A, Class B, (LIBOR USD 3 Month +
1.50%), 1.72%, 01/21/30
(a)(b)
......... 1,000 998,279
OHA Loan Funding Ltd.
(a)(b)
:
Series 2015-1A, Class A1R2, (LIBOR USD 3
Month + 1.34%), 1.53%, 11/15/32 ... 23,875 23,969,664
Series 2015-1A, Class CR2, (LIBOR USD 3
Month + 2.65%), 2.84%, 11/15/32 ... 500 500,465
Series 2015-1A, Class DR2, (LIBOR USD 3
Month + 4.00%), 4.19%, 11/15/32 ... 1,500 1,509,715
OZLM XIV Ltd., Series 2015-14A, Class A1AR,
(LIBOR USD 3 Month + 1.16%), 1.40%,
01/15/29
(a)(b)
.................... 7,000 7,001,091
OZLM XIX Ltd., Series 2017-19A, Class A1,
(LIBOR USD 3 Month + 1.22%), 1.46%,
11/22/30
(a)(b)
.................... 10,000 10,000,006
OZLME BV, Series 1X, Class ER, (EURIBOR 3
Month + 5.90%), 5.90%, 01/18/30
(a)
.... EUR 238 277,789
OZLME II DAC, Series 2X, Class E, (EURIBOR
3 Month + 4.90%), 4.90%, 10/15/30
(a)
... 148 173,676
Palmer Square CLO Ltd.
(a)(b)
:
Series 2013-2A, Class A2RR, (LIBOR USD
3 Month + 1.75%), 1.97%, 10/17/31 .. USD 1,350 1,352,215
Series 2013-2A, Class AARR, (LIBOR USD
3 Month + 1.20%), 1.42%, 10/17/31 .. 500 500,157
Series 2013-2A, Class BRR, (LIBOR USD 3
Month + 2.20%), 2.42%, 10/17/31 ... 1,300 1,301,380

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2013-2A, Class CRR, (LIBOR USD 3
Month + 3.20%), 3.42%, 10/17/31 ... USD 1,800 $ 1,795,333
Series 2014-1A, Class CR2, (LIBOR USD 3
Month + 2.65%), 2.87%, 01/17/31 ... 500 491,334
Series 2015-1A, Class CR2, (LIBOR USD 3
Month + 3.15%), 3.33%, 05/21/29 ... 4,100 4,101,482
Series 2015-2A, Class A1R2, (LIBOR USD 3
Month + 1.10%), 1.32%, 07/20/30 ... 8,000 8,002,966
Series 2015-2A, Class CR2, (LIBOR USD 3
Month + 2.75%), 2.97%, 07/20/30 ... 1,400 1,379,249
Series 2018-1A, Class A2, (LIBOR USD 3
Month + 1.45%), 1.67%, 04/18/31 ... 10,000 10,007,271
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.75%), 1.97%, 04/18/31 ... 2,000 1,996,662
Series 2018-2A, Class A2, (LIBOR USD 3
Month + 1.65%), 1.87%, 07/16/31 ... 1,000 1,001,488
Series 2019-1A, Class A1, (LIBOR USD 3
Month + 1.34%), 1.53%, 11/14/32 ... 7,000 7,013,594
Series 2019-1A, Class A2, (LIBOR USD 3
Month + 1.85%), 2.04%, 11/14/32 ... 7,000 7,009,101
Series 2019-1A, Class B, (LIBOR USD 3
Month + 2.65%), 2.84%, 11/14/32 ... 2,500 2,513,267
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.75%), 3.94%, 11/14/32 ... 1,500 1,508,115
Series 2020-1A, Class A2, (LIBOR USD 3
Month + 2.64%), 2.86%, 04/20/29
(c)
.. 3,500 3,507,700
Palmer Square Loan Funding Ltd.
(a)(b)
:
Series 2019-1A, Class A2, (LIBOR USD 3
Month + 1.65%), 1.87%, 04/20/27 ... 7,500 7,514,070
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.15%), 3.37%, 04/20/27 ... 5,000 5,000,727
Series 2020-2A, Class B, (LIBOR USD 3
Month + 2.25%), 2.47%, 04/20/28 ... 2,000 2,000,938
Park Avenue Institutional Advisers CLO Ltd.
(a)(b)
:
Series 2016-1A, Class A2R, (LIBOR USD 3
Month + 1.80%), 1.98%, 08/23/31 ... 2,600 2,607,600
Series 2018-1A, Class A1A, (LIBOR USD 3
Month + 1.28%), 1.50%, 10/20/31 ... 2,000 2,005,829
Series 2018-1A, Class A2R, (LIBOR USD 3
Month + 1.60%), 0.00%, 10/20/31 ... 4,700 4,700,000
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.85%), 4.04%, 05/15/32 ... 2,500 2,500,615
Progress Residential Trust
(b)
:
Series 2018-SFR3, Class F, 5.37%,
10/17/35 .................... 27,477 27,779,404
Series 2019-SFR2, Class F, 4.84%,
05/17/36 .................... 5,580 5,409,763
Series 2019-SFR3, Class F, 3.87%,
09/17/36 .................... 3,000 3,053,471
Series 2019-SFR4, Class E, 3.44%,
10/17/36 .................... 12,500 12,665,512
Series 2020-SFR1, Class F, 3.43%,
04/17/37 .................... 5,500 5,546,012
Series 2020-SFR1, Class G, 4.03%,
04/17/37 .................... 3,500 3,513,068
Providus CLO V DAC, Series 5X, Class E,
(EURIBOR 3 Month + 5.29%), 5.04%,
02/15/35
(a)
..................... EUR 171 196,020
Race Point IX CLO Ltd., Series 2015-9A, Class
A1AR, (LIBOR USD 3 Month + 1.21%),
1.45%, 10/15/30
(a)(b)
............... USD 12,434 12,436,978
Regata XII Funding Ltd.
(a)(b)
:
Series 2019-1A, Class A1, (LIBOR USD 3
Month + 1.32%), 1.56%, 10/15/32 ... 21,000 21,069,428
Series 2019-1A, Class D, (LIBOR USD 3
Month + 3.75%), 3.99%, 10/15/32 ... 1,000 1,004,675
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regatta Funding LP, Series 2013-2A, Class
CR2, (LIBOR USD 3 Month + 3.70%),
3.94%, 01/15/29
(a)(b)
............... USD 4,500 $ 4,502,886
Regatta IX Funding Ltd.
(a)(b)
:
Series 2017-1A, Class B, (LIBOR USD 3
Month + 1.80%), 2.02%, 04/17/30 ... 10,000 10,013,536
Series 2017-1A, Class C, (LIBOR USD 3
Month + 2.45%), 2.67%, 04/17/30 ... 1,000 1,000,705
Regatta VI Funding Ltd., Series 2016-1A, Class
CR, (LIBOR USD 3 Month + 2.05%), 2.27%,
07/20/28
(a)(b)
.................... 1,000 998,671
Regatta VII Funding Ltd.
(a)(b)
:
Series 2016-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.19%, 12/20/28 ... 750 749,581
Series 2016-1A, Class DR, (LIBOR USD 3
Month + 2.75%), 2.94%, 12/20/28 ... 1,000 986,029
Regatta VIII Funding Ltd., Series 2017-1A,
Class A, (LIBOR USD 3 Month + 1.25%),
1.47%, 10/17/30
(a)(b)
............... 3,500 3,500,539
Regatta X Funding Ltd., Series 2017-3A, Class
C, (LIBOR USD 3 Month + 1.80%), 2.02%,
01/17/31
(a)(b)
.................... 1,500 1,498,639
Regatta XIII Funding Ltd., Series 2018-2A,
Class B, (LIBOR USD 3 Month + 2.10%),
2.34%, 07/15/31
(a)(b)
............... 1,250 1,250,532
Regatta XV Funding Ltd., Series 2018-4A,
Class C, (LIBOR USD 3 Month + 3.30%),
3.52%, 10/25/31
(a)(b)
............... 1,000 1,000,301
Regatta XVI Funding Ltd.
(a)(b)
:
Series 2019-2A, Class B, (LIBOR USD 3
Month + 2.05%), 2.29%, 01/15/33 ... 6,700 6,726,904
Series 2019-2A, Class D, (LIBOR USD 3
Month + 3.90%), 4.14%, 01/15/33 ... 1,000 1,008,079
Riserva CLO Ltd., Series 2016-3A, Class DRR,
(LIBOR USD 3 Month + 3.25%), 3.44%,
01/18/34
(a)(b)
.................... 1,250 1,246,196
Rockford Tower CLO Ltd.
(a)(b)
:
Series 2017-1A, Class BR2A, (LIBOR USD
3 Month + 1.65%), 0.00%, 04/20/34 .. 3,500 3,500,000
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.72%), 1.90%, 05/20/31 ... 1,000 998,862
Series 2018-2A, Class A, (LIBOR USD 3
Month + 1.16%), 1.38%, 10/20/31 ... 3,500 3,501,177
Series 2018-2A, Class B, (LIBOR USD 3
Month + 1.80%), 2.02%, 10/20/31 ... 1,125 1,126,843
Series 2018-2A, Class C, (LIBOR USD 3
Month + 2.20%), 2.42%, 10/20/31 ... 700 700,053
Series 2018-2A, Class D, (LIBOR USD 3
Month + 3.10%), 3.32%, 10/20/31 ... 1,600 1,592,204
Series 2019-2A, Class A, (LIBOR USD 3
Month + 1.33%), 1.51%, 08/20/32 ... 6,500 6,506,927
Series 2019-2A, Class C, (LIBOR USD 3
Month + 2.50%), 2.68%, 08/20/32 ... 1,000 1,001,505
Rockford Tower Europe CLO DAC
(a)
:
Series 2018-1X, Class E, (EURIBOR 3
Month + 5.36%), 5.36%, 12/20/31 ... EUR 300 335,696
Series 2021-1X, Class E, (EURIBOR 3
Month + 5.96%), 0.00%, 04/20/34 ... 300 344,774
RR 5 Ltd., Series 2018-5A, Class B, (LIBOR
USD 3 Month + 2.25%), 2.49%, 10/15/31
(a)(b)
USD 1,250 1,251,479
RR 7 Ltd., Series 2019-7A, Class A1A, (LIBOR
USD 3 Month + 1.35%), 1.59%, 01/15/33
(a)(b)
3,700 3,709,942
Signal Peak CLO 1 Ltd.
(a)(b)
:
Series 2014-1A, Class ARR, (LIBOR USD 3
Month + 1.17%), 1.39%, 01/17/29 ... 1,900 1,900,352

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2014-1A, Class CRR, (LIBOR USD 3
Month + 2.35%), 2.57%, 01/17/29 ... USD 2,250 $ 2,250,831
Signal Peak CLO 2 LLC, Series 2015-1A,
Class CR2, (LIBOR USD 3 Month + 1.90%),
2.12%, 04/20/29
(a)(b)
............... 2,000 2,000,634
Signal Peak CLO 7 Ltd.
(a)(b)
:
Series 2019-1A, Class A, (LIBOR USD 3
Month + 1.50%), 1.70%, 04/30/32 ... 5,000 5,004,042
Series 2019-1A, Class B, (LIBOR USD 3
Month + 2.00%), 2.21%, 04/30/32 ... 5,000 5,006,825
Sixth Street CLO XVII Ltd., Series 2021-17A,
Class A, (LIBOR USD 3 Month + 1.24%),
1.43%, 01/20/34
(a)(b)(c)
.............. 8,500 8,500,000
Sound Point CLO XXI Ltd., Series 2018-3A,
Class A1A, (LIBOR USD 3 Month + 1.18%),
1.40%, 10/26/31
(a)(b)
............... 6,600 6,602,742
Sound Point CLO XXII Ltd., Series 2019-1A,
Class A, (LIBOR USD 3 Month + 1.37%),
1.59%, 01/20/32
(a)(b)
............... 4,000 4,014,777
Sound Point CLO XXVIII Ltd., Series 2020-3A,
Class A1, (LIBOR USD 3 Month + 1.28%),
1.53%, 01/25/32
(a)(b)
............... 1,500 1,501,426
Sound Point Euro CLO V Funding DAC, Series
5X, Class E, (EURIBOR 3 Month + 5.84%),
5.72%, 07/25/35
(a)
................ EUR 300 344,774
Southwick Park CLO LLC, Series 2019-4A,
Class C, (LIBOR USD 3 Month + 2.50%),
2.72%, 07/20/32
(a)(b)
............... USD 1,550 1,551,991
Stewart Park CLO Ltd., Series 2015-1A, Class
DR, (LIBOR USD 3 Month + 2.60%), 2.84%,
01/15/30
(a)(b)
.................... 1,700 1,656,399
Structured Asset Securities Corp. Mortgage
Loan Trust
(a)
:
Series 2006-BC3, Class A1, (LIBOR USD 1
Month + 0.32%), 0.43%, 10/25/36 ... 7,103 5,639,757
Series 2007-MN1A, Class A1, (LIBOR USD
1 Month + 0.23%), 0.34%, 01/25/37
(b)
. 1,758 1,253,884
Symphony CLO XX Ltd., Series 2018-20A,
Class DR, (LIBOR USD 3 Month + 3.75%),
3.97%, 01/16/32
(a)(b)
............... 2,750 2,763,679
Symphony CLO XXI Ltd., Series 2019-21A,
Class D, (LIBOR USD 3 Month + 3.65%),
3.89%, 07/15/32
(a)(b)
............... 750 751,685
Taconic Park CLO Ltd., Series 2016-1A, Class
A1R, (LIBOR USD 3 Month + 1.00%),
1.22%, 01/20/29
(a)(b)
............... 575 575,132
TCW CLO AMR Ltd.
(a)(b)
:
Series 2019-1A, Class B, (LIBOR USD 3
Month + 1.68%), 1.87%, 02/15/29 ... 4,000 4,002,551
Series 2019-1A, Class C, (LIBOR USD 3
Month + 1.89%), 2.09%, 02/15/29 ... 3,500 3,496,592
TCW CLO Ltd.
(a)(b)
:
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.26%, 07/29/29 ... 5,700 5,689,416
Series 2017-1A, Class DR, (LIBOR USD 3
Month + 3.15%), 3.36%, 07/29/29 ... 6,250 6,250,844
TIAA CLO IV Ltd., Series 2018-1A, Class A2,
(LIBOR USD 3 Month + 1.70%), 1.92%,
01/20/32
(a)(b)
.................... 1,000 1,000,115
TICP CLO IX Ltd., Series 2017-9A, Class B,
(LIBOR USD 3 Month + 1.60%), 1.82%,
01/20/31
(a)(b)
.................... 1,000 1,001,005
TICP CLO V Ltd., Series 2016-5A, Class DR,
(LIBOR USD 3 Month + 3.15%), 3.37%,
07/17/31
(a)(b)
.................... 2,500 2,500,741
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
TICP CLO VII Ltd.
(a)(b)
:
Series 2017-7A, Class BR, (LIBOR USD 3
Month + 1.70%), 1.94%, 04/15/33 ... USD 2,000 $ 2,005,001
Series 2017-7A, Class CR, (LIBOR USD 3
Month + 2.15%), 2.39%, 04/15/33 ... 5,500 5,509,751
Series 2017-7A, Class DR, (LIBOR USD 3
Month + 3.20%), 3.44%, 04/15/33 ... 4,000 4,012,383
TICP CLO VIII Ltd.
(a)(b)
:
Series 2017-8A, Class A2, (LIBOR USD 3
Month + 1.65%), 1.87%, 10/20/30 ... 3,000 3,000,640
Series 2017-8A, Class C, (LIBOR USD 3
Month + 3.10%), 3.32%, 10/20/30 ... 1,000 1,000,102
TICP CLO XI Ltd.
(a)(b)
:
Series 2018-11A, Class A, (LIBOR USD 3
Month + 1.18%), 1.40%, 10/20/31 ... 8,545 8,547,423
Series 2018-11A, Class D, (LIBOR USD 3
Month + 3.05%), 3.27%, 10/20/31 ... 1,100 1,100,125
TICP CLO XII Ltd.
(a)(b)
:
Series 2018-12A, Class A, (LIBOR USD 3
Month + 1.11%), 1.35%, 01/15/31 ... 7,800 7,806,513
Series 2018-12A, Class C, (LIBOR USD 3
Month + 2.00%), 2.24%, 01/15/31 ... 500 500,066
Series 2018-12A, Class D, (LIBOR USD 3
Month + 2.80%), 3.04%, 01/15/31 ... 1,000 999,944
TICP CLO XIII Ltd.
(a)(b)
:
Series 2019-13A, Class B, (LIBOR USD 3
Month + 1.85%), 2.09%, 07/15/32 ... 2,250 2,253,140
Series 2019-13A, Class C, (LIBOR USD 3
Month + 2.50%), 2.74%, 07/15/32 ... 1,000 1,000,733
Series 2019-13A, Class D, (LIBOR USD 3
Month + 3.45%), 3.69%, 07/15/32 ... 1,000 1,000,309
TICP CLO XIV Ltd.
(a)(b)
:
Series 2019-14A, Class A1A, (LIBOR USD 3
Month + 1.34%), 1.56%, 10/20/32 ... 7,000 7,008,316
Series 2019-14A, Class B, (LIBOR USD 3
Month + 2.70%), 2.92%, 10/20/32 ... 3,250 3,253,225
Treman Park CLO Ltd., Series 2015-1A, Class
DRR, (LIBOR USD 3 Month + 2.65%),
2.87%, 10/20/28
(a)(b)
............... 1,000 987,043
Tricon American Homes Trust, Series 2019-
SFR1, Class E, 3.40%, 03/17/38
(b)
..... 7,000 7,111,180
Upland CLO Ltd., Series 2016-1A, Class CR,
(LIBOR USD 3 Month + 2.90%), 3.12%,
04/20/31
(a)(b)
.................... 1,500 1,466,791
Voya CLO Ltd.
(a)(b)
:
Series 2014-1A, Class BR2, (LIBOR USD 3
Month + 1.90%), 2.12%, 04/18/31 ... 1,000 999,152
Series 2014-4A, Class BR2, (LIBOR USD 3
Month + 2.09%), 2.32%, 07/14/31 ... 500 498,633
Series 2016-3A, Class A1R, (LIBOR USD 3
Month + 1.19%), 1.41%, 10/18/31 ... 500 500,153
Series 2017-3A, Class C, (LIBOR USD 3
Month + 3.55%), 3.77%, 07/20/30 ... 900 901,103
Wachovia Asset Securitization Issuance II LLC
Trust, Series 2007-HE1, Class A, (LIBOR
USD 1 Month + 0.14%), 0.25%, 07/25/37
(a)(b)
2,399 2,288,131
Washington Mutual Asset-Backed
CertificatesTrust, Series 2006-HE5, Class
1A, (LIBOR USD 1 Month + 0.16%), 0.26%,
10/25/36
(a)
..................... 16,242 13,967,122
Webster Park CLO Ltd., Series 2015-1A, Class
A1BR, (LIBOR USD 3 Month + 1.35%),
1.57%, 07/20/30
(a)(b)
............... 3,800 3,807,647
Westcott Park CLO Ltd., Series 2016-1A, Class
CR, (LIBOR USD 3 Month + 2.25%), 2.47%,
07/20/28
(a)(b)
.................... 500 500,204

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
York CLO 1 Ltd., Series 2014-1A, Class BRR,
(LIBOR USD 3 Month + 1.65%), 1.87%,
10/22/29
(a)(b)
.................... USD 2,100 $ 2,103,117
York CLO-2 Ltd., Series 2015-1A, Class AR,
(LIBOR USD 3 Month + 1.15%), 1.37%,
01/22/31
(a)(b)
.................... 7,660 7,663,566
York CLO-3 Ltd., Series 2016-1A, Class DR,
(LIBOR USD 3 Month + 3.60%), 3.82%,
10/20/29
(a)(b)
.................... 2,000 1,985,851
York CLO-7 Ltd., Series 2019-2A, Class A1,
(LIBOR USD 3 Month + 1.37%), 1.59%,
01/22/33
(a)(b)
.................... 3,000 3,006,433
York CLO-8 Ltd., Series 2020-1A, Class D1,
(LIBOR USD 3 Month + 4.50%), 4.67%,
04/20/32
(a)(b)
.................... 2,160 2,178,064
Total Asset-Backed Securities — 7.3%
(Cost: $1,284,077,857) ........................... 1,282,942,677
Shares
Shares
Common Stocks — 22.3%
Aerospace & Defense — 0.0%
Aselsan Elektronik Sanayi ve Ticaret A/S ... 37,354 67,631
Howmet Aerospace, Inc.
(e)
............. 7,247 232,846
L3Harris Technologies, Inc. ............ 2,728 552,911
Singapore Technologies Engineering Ltd.
(f)
.. 454,600 1,316,765
Teledyne Technologies, Inc.
(e)
........... 648 268,045
TransDigm Group, Inc.
(e)
.............. 749 440,352
2,878,550
Air Freight & Logistics — 0.1%
Agility Public Warehousing Co. KSC ...... 239,292 575,641
Blue Dart Express Ltd.
(e)
.............. 2,247 171,831
CH Robinson Worldwide, Inc. .......... 1,991 190,001
DSV Panalpina A/S ................. 38,891 7,628,222
Expeditors International of Washington, Inc. . 63,459 6,833,900
FedEx Corp. ...................... 2,640 749,866
SF Holding Co. Ltd., Class A ........... 27,371 339,554
Sinotrans Ltd., Class A ............... 145,500 95,607
Sinotrans Ltd., Class H ............... 1,148,000 426,185
United Parcel Service, Inc., Class B ...... 7,958 1,352,780
18,363,587
Airlines — 0.1%
(e)
Alaska Air Group, Inc. ................ 2,229 154,269
American Airlines Group, Inc. ........... 9,998 238,952
Copa Holdings SA, Class A ............ 113,239 9,148,579
Delta Air Lines, Inc. ................. 9,038 436,355
InterGlobe Aviation Ltd.
(b)
............. 333,846 7,470,087
Southwest Airlines Co. ............... 8,131 496,479
United Airlines Holdings, Inc. ........... 5,176 297,827
18,242,548
Auto Components — 0.1%
Aptiv plc
(e)
........................ 12,608 1,738,643
Autoliv, Inc. ....................... 14,402 1,336,506
BorgWarner, Inc. ................... 80,080 3,712,509
Bridgestone Corp. .................. 8,500 345,567
Cheng Shin Rubber Industry Co. Ltd. ..... 234,000 396,782
Exide Industries Ltd. ................. 34,065 85,815
Koito Manufacturing Co. Ltd. ........... 6,500 437,334
Magna International, Inc. .............. 29,194 2,571,172
Stanley Electric Co. Ltd. .............. 13,600 406,199
Tianneng Power International Ltd. ........ 46,000 87,150
11,117,677
Security
Shares
Shares Value
Automobiles — 0.1%
BYD Co. Ltd., Class A ................ 2,400 $ 60,843
BYD Co. Ltd., Class H ............... 16,500 357,007
Ford Motor Co.
(e)
................... 42,523 520,907
Geely Automobile Holdings Ltd. ......... 22,000 56,585
General Motors Co.
(e)
................ 13,932 800,533
Maruti Suzuki India Ltd. .............. 75,638 7,120,428
NIO, Inc., ADR
(e)
................... 1,453 56,638
Subaru Corp. ..................... 43,500 869,417
Tesla, Inc.
(e)
....................... 8,303 5,545,823
Toyota Motor Corp. ................. 57,600 4,482,433
Yadea Group Holdings Ltd.
(b)
........... 36,000 80,196
19,950,810
Banks — 1.4%
Abu Dhabi Commercial Bank PJSC
(e)
..... 110,017 185,600
Agricultural Bank of China Ltd., Class A .... 2,748,600 1,424,613
Agricultural Bank of China Ltd., Class H .... 5,512,000 2,209,552
Al Rajhi Bank ..................... 99,720 2,628,214
Alinma Bank
(e)
..................... 33,860 166,316
AMMB Holdings Bhd. ................ 385,500 272,504
Arab National Bank ................. 45,139 251,815
Axis Bank Ltd.
(e)
.................... 1,363,698 13,091,988
Bandhan Bank Ltd.
(b)(e)
............... 2,076,249 9,712,188
Bank AlBilad ...................... 58,494 549,470
Bank Al-Jazira ..................... 95,620 399,812
Bank Hapoalim BM
(e)
................ 46,906 364,791
Bank of America Corp. ............... 81,841 3,166,428
Bank of China Ltd., Class H ............ 7,447,000 2,840,537
Bank of Communications Co. Ltd., Class A .. 169,800 128,120
Bank of Communications Co. Ltd., Class H . 1,415,000 902,262
Bank of Montreal ................... 2,702 240,851
Bank Rakyat Indonesia Persero Tbk. PT
(e)
.. 24,720,500 7,499,812
Banque Saudi Fransi ................ 34,860 310,566
BNP Paribas SA ................... 116,681 7,109,294
BOC Hong Kong Holdings Ltd. .......... 929,000 3,250,010
Boubyan Bank KSCP ................ 100,285 200,670
Canadian Imperial Bank of Commerce .... 15,594 1,526,889
China CITIC Bank Corp. Ltd., Class H ..... 2,027,000 1,030,947
China Construction Bank Corp., Class H ... 20,092,000 16,935,880
China Everbright Bank Co. Ltd., Class A ... 182,000 113,263
China Everbright Bank Co. Ltd., Class H ... 804,000 351,191
China Minsheng Banking Corp. Ltd., Class H 344,000 199,736
CIMB Group Holdings Bhd. ............ 1,610,900 1,687,948
Citigroup, Inc. ..................... 23,305 1,695,439
Citizens Financial Group, Inc. .......... 329,230 14,535,505
Comerica, Inc. ..................... 1,600 114,784
Commercial Bank PSQC (The) .......... 131,633 172,464
Commercial International Bank Egypt SAE .. 1,060,089 3,898,049
Credicorp Ltd. ..................... 27,619 3,771,927
CTBC Financial Holding Co. Ltd. ........ 3,730,000 2,894,693
DBS Group Holdings Ltd. ............. 397,500 8,522,953
Dubai Islamic Bank PJSC ............. 532,983 661,464
E.Sun Financial Holding Co. Ltd. ........ 2,023,138 1,852,438
Erste Group Bank AG ................ 218,739 7,410,511
Fifth Third Bancorp ................. 8,026 300,574
FinecoBank Banca Fineco SpA
(e)
........ 155,603 2,545,632
First Abu Dhabi Bank PJSC ............ 338,025 1,345,265
First Financial Holding Co. Ltd. .......... 1,143,640 891,009
First Republic Bank ................. 1,921 320,327
Grupo Financiero Banorte SAB de CV, Class
O
(e)
.......................... 1,823,340 10,281,070
Gulf Bank KSCP ................... 624,685 454,657
Hana Financial Group, Inc. ............ 356,966 13,501,518
Hang Seng Bank Ltd. ................ 8,100 157,287
HDFC Bank Ltd., ADR
(e)
.............. 4,987 387,440
Hong Leong Bank Bhd. ............... 83,200 375,709

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Banks (continued)
Hong Leong Financial Group Bhd. ....... 18,200 $ 76,533
Huaxia Bank Co. Ltd., Class A .......... 422,640 414,934
Huntington Bancshares, Inc. ........... 10,523 165,422
Industrial & Commercial Bank of China Ltd.,
Class A ....................... 601,800 508,276
Industrial & Commercial Bank of China Ltd.,
Class H ....................... 25,525,000 18,360,145
Israel Discount Bank Ltd., Class A
(e)
...... 88,215 366,743
Japan Post Bank Co. Ltd. ............. 98,000 942,394
JPMorgan Chase & Co. .............. 32,942 5,014,761
KeyCorp ......................... 51,065 1,020,279
Komercni banka A/S
(e)
................ 31,878 983,790
Kuwait Finance House KSCP ........... 799,858 2,033,414
M&T Bank Corp. ................... 66,739 10,118,300
Malayan Banking Bhd. ............... 3,158,200 6,288,037
Masraf Al Rayan QSC ................ 303,930 352,478
Mega Financial Holding Co. Ltd. ......... 393,000 439,641
Moneta Money Bank A/S
(b)
............. 63,003 234,820
National Bank of Kuwait SAKP .......... 596,395 1,592,896
Nordea Bank Abp .................. 730,109 7,199,057
People's United Financial, Inc. .......... 4,768 85,347
PNC Financial Services Group, Inc. (The) .. 4,532 794,958
Postal Savings Bank of China Co. Ltd., Class
H
(b)
.......................... 1,813,000 1,358,742
Powszechna Kasa Oszczednosci Bank Polski
SA
(e)
......................... 1,174,997 9,722,942
Public Bank Bhd. ................... 2,185,700 2,215,141
Qatar International Islamic Bank QSC ..... 93,964 221,898
Qatar Islamic Bank SAQ .............. 79,060 351,811
Qatar National Bank QPSC ............ 191,008 928,990
Regions Financial Corp. .............. 11,134 230,028
RHB Bank Bhd. .................... 1,179,100 1,527,969
Samba Financial Group
(e)
............. 25,520 262,336
Sberbank of Russia PJSC, ADR ......... 826,825 12,712,832
SVB Financial Group
(e)
............... 586 289,285
Taishin Financial Holding Co. Ltd. ........ 947,961 445,423
Taiwan Cooperative Financial Holding Co. Ltd. 1,053,741 782,209
Truist Financial Corp. ................ 14,802 863,253
United Overseas Bank Ltd. ............ 8,400 161,969
US Bancorp ...................... 15,199 840,657
Wells Fargo & Co. .................. 47,091 1,839,845
Zions Bancorp NA .................. 1,913 105,139
246,694,676
Beverages — 0.2%
Ambev SA ....................... 71,347 194,192
Arca Continental SAB de CV ........... 54,408 267,521
Brown-Forman Corp., Class B .......... 1,967 135,664
Coca-Cola Co. (The) ................ 48,068 2,533,664
Coca-Cola Femsa SAB de CV .......... 352,942 1,623,159
Constellation Brands, Inc., Class A ....... 1,814 413,592
Diageo plc ....................... 472,106 19,394,831
Fraser & Neave Holdings Bhd. .......... 11,000 79,730
Molson Coors Beverage Co., Class B
(e)
.... 20,823 1,065,097
Monster Beverage Corp.
(e)
............. 4,059 369,734
PepsiCo, Inc. ..................... 15,583 2,204,215
Tsingtao Brewery Co. Ltd., Class A ....... 67,500 873,405
29,154,804
Biotechnology — 0.2%
3SBio, Inc.
(b)(e)
..................... 1,028,500 910,639
AbbVie, Inc. ...................... 242,292 26,220,840
Alexion Pharmaceuticals, Inc.
(e)
......... 3,935 601,701
Amgen, Inc. ...................... 7,447 1,852,888
Biogen, Inc.
(e)
..................... 1,665 465,784
China Biologic Products Holdings, Inc.
(e)
... 8,797 1,041,653
Security
Shares
Shares Value
Biotechnology (continued)
Gilead Sciences, Inc. ................ 117,253 $ 7,578,061
Incyte Corp.
(e)
..................... 2,571 208,945
Jinyu Bio-Technology Co. Ltd., Class A .... 53,600 156,619
Regeneron Pharmaceuticals, Inc.
(e)
....... 1,153 545,531
Vertex Pharmaceuticals, Inc.
(e)
.......... 3,044 654,125
40,236,786
Building Products — 0.1%
Allegion plc ....................... 914 114,817
AO Smith Corp. .................... 18,387 1,243,145
Assa Abloy AB, Class B .............. 183,495 5,281,059
Carrier Global Corp. ................. 146,342 6,178,559
Fortune Brands Home & Security, Inc. ..... 1,909 182,921
Johnson Controls International plc ....... 8,481 506,061
Kingspan Group plc ................. 3,966 335,521
Lennox International, Inc. ............. 4,183 1,303,381
Masco Corp. ...................... 3,367 201,683
Trane Technologies plc ............... 2,829 468,369
Xinyi Glass Holdings Ltd. ............. 130,000 427,062
Zhejiang Weixing New Building Materials Co.
Ltd., Class A .................... 49,800 191,860
16,434,438
Capital Markets — 0.2%
Ameriprise Financial, Inc. ............. 1,267 294,514
Amundi SA
(b)
...................... 644 51,470
Bank of New York Mellon Corp. (The) ..... 10,576 500,139
Bursa Malaysia Bhd. ................ 239,400 516,769
Cboe Global Markets, Inc. ............. 1,615 159,384
Charles Schwab Corp. (The) ........... 16,328 1,064,259
CME Group, Inc. ................... 4,146 846,738
Franklin Resources, Inc. .............. 3,563 105,465
Goldman Sachs Group, Inc. (The) ....... 3,791 1,239,657
Intercontinental Exchange, Inc. ......... 209,215 23,365,131
Invesco Ltd. ...................... 3,785 95,458
MarketAxess Holdings, Inc. ............ 426 212,114
Moody's Corp. ..................... 1,931 576,616
Morgan Stanley .................... 16,230 1,260,422
MSCI, Inc. ....................... 873 366,031
Nasdaq, Inc. ...................... 1,317 194,205
Northern Trust Corp. ................. 2,730 286,950
Raymond James Financial, Inc. ......... 1,460 178,938
S&P Global, Inc. ................... 2,575 908,640
State Street Corp. .................. 4,385 368,384
T. Rowe Price Group, Inc. ............. 2,539 435,692
33,026,976
Chemicals — 0.3%
Air Products & Chemicals, Inc. .......... 2,388 671,840
Akzo Nobel NV .................... 6,502 725,922
Albemarle Corp. ................... 1,248 182,345
Asian Paints Ltd. ................... 68,286 2,375,868
BASF SE ........................ 33,570 2,789,767
Celanese Corp. .................... 3,835 574,521
CF Industries Holdings, Inc. ............ 2,345 106,416
Corteva, Inc. ...................... 8,087 377,016
Croda International plc ............... 3,637 318,224
Dow, Inc. ........................ 8,065 515,676
Duk San Neolux Co. Ltd.
(e)
............. 2,216 89,086
DuPont de Nemours, Inc. ............. 5,802 448,379
Eastman Chemical Co. ............... 1,480 162,978
Ecolab, Inc. ...................... 3,003 642,852
FMC Corp. ....................... 1,409 155,850
Formosa Chemicals & Fibre Corp. ....... 88,000 270,954
Givaudan SA (Registered) ............. 1,058 4,080,966
Grand Pacific Petrochemical
(e)
.......... 105,000 101,257

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Chemicals (continued)
Hanwha Solutions Corp.
(e)
............. 1,968 $ 87,982
International Flavors & Fragrances, Inc. .... 2,676 373,596
Koninklijke DSM NV ................. 42,567 7,196,304
Linde plc ........................ 5,684 1,592,316
LyondellBasell Industries NV, Class A ..... 2,789 290,195
Mesaieed Petrochemical Holding Co. ..... 70,782 35,573
Mosaic Co. (The) ................... 3,836 121,256
Nan Ya Plastics Corp. ................ 189,000 531,072
Nitto Denko Corp. .................. 16,200 1,388,675
PhosAgro PJSC, GDR ............... 41,969 731,100
Pidilite Industries Ltd.
(e)
............... 21,340 529,463
PPG Industries, Inc. ................. 3,814 573,092
Saudi Basic Industries Corp. ........... 64,317 2,015,324
Sherwin-Williams Co. (The) ............ 881 650,187
Sika AG (Registered) ................ 53,315 15,245,659
Sociedad Quimica y Minera de Chile SA, ADR 224,271 11,902,062
Sumitomo Chemical Co. Ltd. ........... 29,700 154,092
Supreme Industries Ltd. .............. 2,413 67,530
Yanbu National Petrochemical Co. ....... 27,034 499,361
58,574,756
Commercial Services & Supplies — 0.0%
Cintas Corp. ...................... 1,060 361,789
Copart, Inc.
(e)
..................... 4,296 466,589
Dai Nippon Printing Co. Ltd. ........... 31,300 656,535
Preston Holdings LLC
(c)(e)
............. 24,388 2,927
Republic Services, Inc. ............... 3,187 316,628
Rollins, Inc. ....................... 2,571 88,494
S-1 Corp. ........................ 854 61,649
Waste Management, Inc. .............. 4,919 634,649
2,589,260
Communications Equipment — 0.1%
Addsino Co. Ltd., Class A ............. 26,222 73,985
Arista Networks, Inc.
(e)
............... 589 177,813
Cisco Systems, Inc. ................. 204,668 10,583,382
F5 Networks, Inc.
(e)
................. 708 147,703
Hengtong Optic-electric Co. Ltd., Class A ... 79,114 148,105
Juniper Networks, Inc. ............... 5,225 132,349
Motorola Solutions, Inc. .............. 1,874 352,406
ZTE Corp., Class A ................. 18,300 82,252
ZTE Corp., Class H ................. 79,200 202,435
11,900,430
Construction & Engineering — 0.1%
Bouygues SA ..................... 137,220 5,496,302
China Conch Venture Holdings Ltd. ....... 19,000 89,517
Kalpataru Power Transmission Ltd. ....... 16,412 84,803
KEC International Ltd.
(e)
.............. 14,142 79,889
Mcdermott International Ltd.
(e)
.......... 165,884 132,707
Quanta Services, Inc. ................ 1,542 135,665
Sino-Thai Engineering & Construction PCL,
NVDR ........................ 188,800 95,688
Vinci SA ......................... 89,847 9,202,293
15,316,864
Construction Materials — 0.0%
Martin Marietta Materials, Inc. .......... 675 226,678
Shree Cement Ltd.
(e)
................. 424 171,156
Siam Cement PCL (The), NVDR ......... 207,900 2,659,964
Vulcan Materials Co. ................ 1,469 247,894
3,305,692
Consumer Finance — 0.2%
American Express Co. ............... 7,788 1,101,535
Arrow Global Group plc
(e)
............. 154,997 651,721
Capital One Financial Corp. ............ 5,058 643,529
Security
Shares
Shares Value
Consumer Finance (continued)
Cembra Money Bank AG .............. 28,909 $ 3,185,820
Discover Financial Services ............ 3,316 314,987
Kaspi.KZ JSC, GDR ................. 166,975 11,855,225
Synchrony Financial ................. 383,781 15,604,535
33,357,352
Containers & Packaging — 0.0%
Amcor plc ........................ 19,795 231,205
Avery Dennison Corp. ................ 915 168,040
Ball Corp. ........................ 3,696 313,199
International Paper Co. ............... 109,011 5,894,225
Packaging Corp. of America ........... 1,096 147,390
Sealed Air Corp. ................... 1,662 76,153
WestRock Co. ..................... 2,753 143,294
6,973,506
Distributors — 0.0%
Genuine Parts Co. .................. 10,701 1,236,928
LKQ Corp.
(e)
...................... 3,039 128,641
Pool Corp. ....................... 3,187 1,100,280
2,465,849
Diversified Consumer Services — 0.0%
Fu Shou Yuan International Group Ltd. .... 388,000 398,965
New Oriental Education & Technology Group,
Inc.
(e)
......................... 7,800 108,038
New Oriental Education & Technology Group,
Inc., ADR
(e)
..................... 153,878 2,154,292
Offcn Education Technology Co. Ltd., Class A 39,500 170,205
2,831,500
Diversified Financial Services — 0.0%
Berkshire Hathaway, Inc., Class B
(e)
...... 21,008 5,366,914
Diversified Telecommunication Services — 0.5%
AT&T, Inc. ........................ 133,922 4,053,819
Cellnex Telecom SA
(b)
................ 581,343 33,513,381
Chunghwa Telecom Co. Ltd. ........... 441,000 1,725,373
Emirates Telecommunications Group Co. PJSC 116,782 688,010
Hellenic Telecommunications Organization SA 630,926 10,123,410
HKT Trust & HKT Ltd.
(g)
............... 2,689,000 3,838,173
KT Corp., ADR .................... 58,799 731,460
Lumen Technologies, Inc. ............. 10,677 142,538
Ooredoo QPSC .................... 121,899 233,304
Orange Polska SA
(e)
................. 78,350 130,449
PCCW Ltd. ....................... 1,827,000 1,031,765
Saudi Telecom Co. .................. 51,681 1,748,475
Singapore Telecommunications Ltd. ...... 1,959,900 3,561,254
Swisscom AG (Registered) ............ 5,505 2,953,526
Telecom Italia SpA .................. 992,077 570,467
Telefonica Brasil SA ................. 36,808 290,350
Telefonica Brasil SA, ADR
(e)
............ 109,575 862,355
Telekom Malaysia Bhd. ............... 417,400 617,359
TELUS Corp. ..................... 1,116,761 22,242,801
Verizon Communications, Inc. .......... 88,309 5,135,168
94,193,437
Electric Utilities — 0.9%
AES Brasil Energia SA ............... 29,534 91,299
Alliant Energy Corp. ................. 2,673 144,770
American Electric Power Co., Inc. ........ 6,451 546,400
AusNet Services ................... 3,285,951 4,592,927
CK Infrastructure Holdings Ltd. .......... 24,500 146,060
CLP Holdings Ltd. .................. 33,000 321,311
Duke Energy Corp. ................. 199,272 19,235,726
Edison International ................. 64,541 3,782,103
EDP - Energias de Portugal SA ......... 2,619,130 14,959,623

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Electric Utilities (continued)
Endesa SA ....................... 144,400 $ 3,826,941
Enel Americas SA, ADR .............. 15,156 128,523
Enel SpA ........................ 1,859,953 18,501,615
Entergy Corp. ..................... 2,526 251,261
Evergy, Inc. ....................... 2,327 138,526
Eversource Energy ................. 139,694 12,096,104
Exelon Corp. ...................... 10,429 456,164
FirstEnergy Corp. .................. 111,151 3,855,828
Hydro One Ltd.
(b)
................... 102,996 2,398,896
Iberdrola SA ...................... 741,514 9,570,671
NextEra Energy, Inc. ................ 358,477 27,104,446
NRG Energy, Inc. ................... 2,472 93,269
Pinnacle West Capital Corp. ........... 1,214 98,759
Power Assets Holdings Ltd. ............ 124,000 733,954
PPL Corp. ....................... 9,612 277,210
Southern Co. (The) ................. 292,864 18,204,426
Tenaga Nasional Bhd. ............... 634,300 1,549,270
Xcel Energy, Inc. ................... 191,980 12,768,590
155,874,672
Electrical Equipment — 0.2%
Amara Raja Batteries Ltd. ............. 7,101 83,156
AMETEK, Inc. ..................... 2,765 353,173
CS Wind Corp. .................... 1,291 87,444
East Group Co. Ltd., Class A ........... 90,000 88,430
Eaton Corp. plc .................... 4,644 642,172
ElSewedy Electric Co. ............... 139,667 80,339
Emerson Electric Co. ................ 43,706 3,943,155
Generac Holdings, Inc.
(e)
.............. 678 222,011
Gotion High-tech Co. Ltd., Class A
(e)
...... 14,900 82,287
Havells India Ltd. ................... 4,074 58,675
Legrand SA ...................... 25,511 2,370,179
NARI Technology Co. Ltd., Class A ....... 18,400 87,665
Nidec Corp. ...................... 3,800 463,326
Rockwell Automation, Inc. ............. 1,401 371,881
Schneider Electric SE ................ 132,978 20,257,227
Shanghai Electric Group Co. Ltd., Class A .. 101,900 86,326
Shanghai Electric Group Co. Ltd., Class H .. 230,000 82,944
Sungrow Power Supply Co. Ltd., Class A ... 6,100 67,340
V-Guard Industries Ltd.
(e)
.............. 34,216 118,372
Voltronic Power Technology Corp.
(e)
...... 2,000 78,004
Xinjiang Goldwind Science & Technology Co.
Ltd., Class A .................... 35,400 76,979
Xinjiang Goldwind Science & Technology Co.
Ltd., Class H .................... 32,800 62,232
Yantai Zhenghai Magnetic Material Co. Ltd.,
Class A ....................... 1,977,200 3,622,438
Zhejiang Chint Electrics Co. Ltd., Class A ... 15,559 86,308
Zhuzhou CRRC Times Electric Co. Ltd., Class
H ........................... 24,000 90,036
33,562,099
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., Class A ............. 6,424 423,791
AU Optronics Corp. ................. 734,000 547,577
CDW Corp. ....................... 1,561 258,736
Chroma ATE, Inc. ................... 12,000 79,950
Corning, Inc. ...................... 8,165 355,259
Delta Electronics, Inc. ................ 57,000 581,320
FLIR Systems, Inc. .................. 1,229 69,402
Inari Amertron Bhd. ................. 197,500 156,576
IPG Photonics Corp.
(e)
............... 383 80,790
Keyence Corp. .................... 3,400 1,549,571
Keysight Technologies, Inc.
(e)
........... 2,012 288,521
Murata Manufacturing Co. Ltd. .......... 6,100 491,022
Omron Corp. ...................... 2,700 211,497
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Samsung SDI Co. Ltd. ............... 136 $ 79,971
Shimadzu Corp. .................... 8,600 311,840
Synnex Technology International Corp. .... 491,000 940,956
TE Connectivity Ltd. ................. 3,815 492,555
Trimble, Inc.
(e)
..................... 2,705 210,422
Unimicron Technology Corp. ........... 2,533,000 8,189,245
Venture Corp. Ltd. .................. 170,900 2,551,955
WPG Holdings Ltd. ................. 900,000 1,543,504
WuXi Lead Intelligent Equipment Co. Ltd.,
Class A ....................... 7,200 87,184
Zebra Technologies Corp., Class A
(e)
...... 582 282,375
19,784,019
Energy Equipment & Services — 0.0%
Baker Hughes Co. .................. 32,564 703,708
Halliburton Co. .................... 9,510 204,085
NOV, Inc.
(e)
....................... 6,475 88,837
Schlumberger NV .................. 112,892 3,069,533
Tenaris SA ....................... 4,244 47,991
4,114,154
Entertainment — 0.2%
Activision Blizzard, Inc. ............... 59,033 5,490,069
Electronic Arts, Inc. ................. 40,222 5,444,852
iQIYI, Inc., ADR
(e)
................... 4,063 67,527
Live Nation Entertainment, Inc.
(e)
........ 1,554 131,546
NCSoft Corp. ..................... 14,301 11,053,864
NetEase, Inc. ..................... 83,600 1,719,062
NetEase, Inc., ADR ................. 5,113 527,968
Netflix, Inc.
(e)
...................... 4,774 2,490,405
Nintendo Co. Ltd. ................... 3,000 1,690,907
Take-Two Interactive Software, Inc.
(e)
...... 10,809 1,909,950
Tencent Music Entertainment Group, ADR
(e)
. 4,316 88,435
Walt Disney Co. (The)
(e)
.............. 19,643 3,624,526
34,239,111
Equity Real Estate Investment Trusts (REITs) — 3.6%
Alexandria Real Estate Equities, Inc. ...... 111,960 18,395,028
alstria office REIT-AG ................ 301,327 4,869,850
American Tower Corp. ............... 109,444 26,163,683
Assura plc ....................... 27,581,918 27,411,205
AvalonBay Communities, Inc. .......... 1,475 272,152
Boston Properties, Inc. ............... 193,573 19,601,202
Comforia Residential REIT, Inc. ......... 889 2,712,794
Community Healthcare Trust, Inc. ........ 142,118 6,554,482
Covivio ......................... 144,585 12,366,139
Cromwell European REIT
(f)
............ 23,490,100 12,560,946
Crown Castle International Corp. ........ 203,432 35,016,750
Dexus .......................... 1,855,962 13,800,306
Digital Realty Trust, Inc. .............. 251,557 35,429,288
Duke Realty Corp. .................. 4,071 170,697
EPR Properties .................... 355,807 16,577,048
Equinix, Inc. ...................... 56,949 38,701,971
Equity Residential .................. 3,682 263,742
ESR Kendall Square REIT Co. Ltd.
(e)
...... 2,960,653 15,774,453
Essex Property Trust, Inc. ............. 710 193,006
Extra Space Storage, Inc. ............. 1,406 186,365
Federal Realty Investment Trust ......... 991 100,537
Goodman Group ................... 2,434,571 33,617,398
Healthpeak Properties, Inc. ............ 7,141 226,655
Host Hotels & Resorts, Inc.
(e)
........... 7,887 132,896
Iron Mountain, Inc. .................. 3,118 115,397
Kenedix Office Investment Corp. ........ 3,409 24,274,473
Kimco Realty Corp. ................. 4,575 85,781
LondonMetric Property plc ............. 3,548,604 10,447,957
Medical Properties Trust, Inc. ........... 1,059,929 22,555,289

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Mid-America Apartment Communities, Inc. .. 1,180 $ 170,345
Outfront Media, Inc.
(e)
................ 1,103,185 24,082,529
Prologis, Inc. ...................... 332,325 35,226,450
Public Storage ..................... 1,669 411,842
Realty Income Corp. ................. 5,563 353,251
Regency Centers Corp. .............. 1,586 89,942
Rexford Industrial Realty, Inc. .......... 415,525 20,942,460
SBA Communications Corp. ........... 43,628 12,108,951
Secure Income REIT plc .............. 2,116,830 10,492,316
Simon Property Group, Inc. ............ 4,031 458,607
Spirit Realty Capital, Inc. .............. 461,727 19,623,398
Summit Industrial Income REIT ......... 1,173,896 13,320,408
Sun Communities, Inc. ............... 136,315 20,452,703
Target Healthcare REIT plc ............ 8,697,832 13,597,603
UDR, Inc. ........................ 543,818 23,851,858
Ventas, Inc. ...................... 4,661 248,618
VICI Properties, Inc. ................. 497,088 14,037,765
Vornado Realty Trust ................ 2,767 125,594
Warehouses De Pauw CVA ............ 621,994 20,552,195
Welltower, Inc. ..................... 241,799 17,320,062
Weyerhaeuser Co. .................. 8,088 287,933
626,332,320
Food & Staples Retailing — 0.2%
Abdullah Al Othaim Markets Co. ......... 10,297 347,043
Atacadao SA
(e)
.................... 86,203 355,309
BGF retail Co. Ltd. .................. 3,203 448,281
BIM Birlesik Magazalar A/S ............ 43,881 375,844
Costco Wholesale Corp. .............. 26,684 9,405,576
DaShenLin Pharmaceutical Group Co. Ltd.,
Class A ....................... 31,700 405,765
Dino Polska SA
(b)(e)
.................. 7,952 524,220
Etablissements Franz Colruyt NV ........ 31,243 1,862,635
ICA Gruppen AB ................... 8,778 429,257
J Sainsbury plc .................... 303,804 1,015,917
Kroger Co. (The) ................... 8,224 295,982
Lawson, Inc. ...................... 17,200 844,004
Loblaw Cos. Ltd. ................... 30,200 1,686,990
President Chain Store Corp. ........... 120,000 1,147,590
Sun Art Retail Group Ltd.
(e)
............ 147,000 120,589
Sysco Corp. ...................... 5,984 471,180
Walgreens Boots Alliance, Inc. .......... 72,388 3,974,101
Wal-Mart de Mexico SAB de CV ......... 3,292,966 10,399,518
Walmart, Inc. ...................... 15,491 2,104,143
Wm Morrison Supermarkets plc ......... 386,799 972,827
X5 Retail Group NV, GDR ............. 111,648 3,599,161
40,785,932
Food Products — 0.3%
Almarai Co. JSC ................... 25,021 346,944
Archer-Daniels-Midland Co. ............ 6,022 343,254
Calbee, Inc. ...................... 4,200 107,063
Campbell Soup Co. ................. 2,013 101,193
China Mengniu Dairy Co. Ltd.
(e)
......... 1,932,000 11,129,784
Conagra Brands, Inc. ................ 5,258 197,701
Dali Foods Group Co. Ltd.
(b)
............ 469,500 266,912
Fu Jian Anjoy Foods Co. Ltd., Class A ..... 6,800 216,675
General Mills, Inc. .................. 6,633 406,736
Grupo Bimbo SAB de CV ............. 212,484 445,978
Hershey Co. (The) .................. 4,594 726,587
Hormel Foods Corp. ................. 3,127 149,408
JM Smucker Co. (The) ............... 1,232 155,885
Kellogg Co. ....................... 2,656 168,125
Kraft Heinz Co. (The) ................ 6,978 279,120
Kuala Lumpur Kepong Bhd. ............ 55,200 306,368
Lamb Weston Holdings, Inc. ........... 1,574 121,954
Security
Shares
Shares Value
Food Products (continued)
M Dias Branco SA
(e)
................. 657 $ 3,609
McCormick & Co., Inc. (Non-Voting) ...... 2,650 236,274
Mondelez International, Inc., Class A ...... 15,099 883,744
Nestle India Ltd. ................... 6,297 1,480,965
Nestle Malaysia Bhd. ................ 37,100 1,207,801
Nestle SA (Registered) ............... 206,955 23,070,596
PPB Group Bhd. ................... 86,100 384,143
Sao Martinho SA
(e)
.................. 16,128 85,645
Savola Group (The) ................. 13,678 143,487
Sime Darby Plantation Bhd. ............ 246,000 275,553
Tingyi Cayman Islands Holding Corp. ..... 352,000 647,232
Tongwei Co. Ltd., Class A ............. 13,500 67,934
Tyson Foods, Inc., Class A ............ 3,036 225,575
Uni-President China Holdings Ltd. ....... 254,000 309,049
Uni-President Enterprises Corp. ......... 642,000 1,648,603
Want Want China Holdings Ltd. ......... 2,862,000 2,150,304
Wilmar International Ltd. .............. 653,600 2,639,655
50,929,856
Gas Utilities — 0.3%
Atmos Energy Corp. ................. 55,851 5,520,871
Beijing Enterprises Holdings Ltd. ........ 63,500 224,752
China Gas Holdings Ltd. .............. 125,600 515,674
China Resources Gas Group Ltd. ........ 98,000 543,940
ENN Energy Holdings Ltd. ............. 1,286,900 20,756,769
Kunlun Energy Co. Ltd. ............... 12,468,000 13,153,951
Petronas Gas Bhd. .................. 86,700 334,662
Snam SpA ....................... 740,947 4,107,761
Tokyo Gas Co. Ltd. ................. 181,400 4,041,364
49,199,744
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories ................. 19,041 2,281,873
ABIOMED, Inc.
(e)
................... 1,012 322,555
Align Technology, Inc.
(e)
............... 1,142 618,427
Ansell Ltd. ....................... 235,522 7,040,913
Baxter International, Inc. .............. 5,474 461,677
Becton Dickinson and Co. ............. 4,844 1,177,819
Boston Scientific Corp.
(e)
.............. 15,341 592,930
Cooper Cos., Inc. (The) .............. 536 205,872
Danaher Corp. .................... 30,532 6,872,143
Dentsply Sirona, Inc. ................ 2,422 154,548
DexCom, Inc.
(e)
.................... 1,023 367,656
Edwards Lifesciences Corp.
(e)
.......... 6,698 560,221
Hologic, Inc.
(e)
..................... 2,754 204,843
IDEXX Laboratories, Inc.
(e)
............. 3,113 1,523,222
Intuitive Surgical, Inc.
(e)
............... 1,275 942,148
Koninklijke Philips NV ................ 216,736 12,359,454
Medtronic plc ..................... 79,437 9,383,893
ResMed, Inc. ..................... 4,040 783,841
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd., Class A .................... 13,918 851,030
STERIS plc ....................... 909 173,146
Stryker Corp. ..................... 3,540 862,273
Supermax Corp. Bhd. ................ 95,000 87,406
Sysmex Corp. ..................... 2,300 248,270
Teleflex, Inc. ...................... 500 207,730
Varian Medical Systems, Inc.
(e)
.......... 984 173,706
West Pharmaceutical Services, Inc. ...... 805 226,833
Zimmer Biomet Holdings, Inc. .......... 2,216 354,737
49,039,166
Health Care Providers & Services — 0.3%
Alfresa Holdings Corp. ............... 10,900 210,440
AmerisourceBergen Corp. ............. 1,644 194,107
Anthem, Inc. ...................... 4,441 1,594,097

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Bangkok Dusit Medical Services PCL, NVDR 1,090,700 $ 755,484
Cardinal Health, Inc. ................. 4,030 244,822
Centene Corp.
(e)
................... 6,293 402,186
Cigna Corp. ...................... 3,763 909,668
CVS Health Corp. .................. 68,265 5,135,576
DaVita, Inc.
(e)
...................... 836 90,096
Dr Sulaiman Al Habib Medical Services Group
Co. .......................... 3,863 127,816
HCA Healthcare, Inc. ................ 2,873 541,101
Henry Schein, Inc.
(e)
................. 1,594 110,368
Humana, Inc. ..................... 1,425 597,431
IHH Healthcare Bhd. ................ 287,500 369,089
Laboratory Corp. of America Holdings
(e)
.... 1,055 269,057
McKesson Corp. ................... 1,916 373,697
Medipal Holdings Corp. ............... 3,500 67,275
Notre Dame Intermedica Participacoes SA
(e)
. 516,190 7,602,560
Quest Diagnostics, Inc. ............... 1,455 186,735
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class H ....................... 277,000 544,462
Sinopharm Group Co. Ltd., Class H ...... 754,800 1,828,654
UnitedHealth Group, Inc. .............. 82,717 30,776,514
Universal Health Services, Inc., Class B ... 790 105,378
53,036,613
Health Care Technology — 0.0%
Cerner Corp. ...................... 58,625 4,213,965
Veeva Systems, Inc., Class A
(e)
......... 496 129,575
4,343,540
Hotels, Restaurants & Leisure — 0.2%
Caesars Entertainment, Inc.
(e)
.......... 2,248 196,588
Carnival Corp.
(e)
.................... 12,363 328,114
Chipotle Mexican Grill, Inc.
(e)
........... 311 441,875
Darden Restaurants, Inc. ............. 2,833 402,286
Domino's Pizza, Inc. ................. 421 154,840
Genting Malaysia Bhd. ............... 897,300 664,588
Hilton Worldwide Holdings, Inc.
(e)
........ 2,936 355,021
Las Vegas Sands Corp.
(e)
............. 4,536 275,607
Marriott International, Inc., Class A
(e)
...... 3,129 463,436
McDonald's Corp. .................. 8,046 1,803,431
MGM Resorts International ............ 5,491 208,603
Norwegian Cruise Line Holdings Ltd.
(e)
..... 5,080 140,157
Penn National Gaming, Inc.
(e)
........... 1,604 168,163
Royal Caribbean Cruises Ltd.
(e)
......... 3,244 277,719
Seera Group Holding
(e)
............... 58,656 295,290
SJM Holdings Ltd. .................. 8,755,000 11,489,069
Starbucks Corp. .................... 12,687 1,386,309
Wynn Resorts Ltd.
(e)
................. 1,809 226,794
Yum China Holdings, Inc. ............. 211,154 12,502,428
Yum! Brands, Inc. .................. 3,183 344,337
32,124,655
Household Durables — 0.2%
Arcelik A/S ....................... 88,234 358,764
Crompton Greaves Consumer Electricals Ltd. 72,245 388,484
DR Horton, Inc. .................... 3,741 333,398
Garmin Ltd. ....................... 5,146 678,500
Haier Smart Home Co. Ltd., Class A ...... 2,407,000 11,456,839
Haier Smart Home Co. Ltd., Class H
(e)
..... 808,400 3,257,392
Leggett & Platt, Inc. ................. 1,433 65,416
Lennar Corp., Class A ................ 3,032 306,929
Mohawk Industries, Inc.
(e)
............. 647 124,425
Newell Brands, Inc. ................. 4,118 110,280
Nien Made Enterprise Co. Ltd. .......... 18,000 251,702
NVR, Inc.
(e)
....................... 39 183,726
Persimmon plc .................... 258,565 10,473,345
Security
Shares
Shares Value
Household Durables (continued)
PulteGroup, Inc. ................... 2,992 $ 156,901
Whirlpool Corp. .................... 682 150,279
28,296,380
Household Products — 0.2%
Church & Dwight Co., Inc. ............. 2,770 241,959
Clorox Co. (The) ................... 1,360 262,317
Colgate-Palmolive Co. ............... 29,061 2,290,879
Hindustan Unilever Ltd. ............... 2,414 80,513
Kimberly-Clark Corp. ................ 3,623 503,778
Procter & Gamble Co. (The) ........... 26,876 3,639,817
Reckitt Benckiser Group plc ............ 274,506 24,571,132
31,590,395
Independent Power and Renewable Electricity Producers — 0.0%
Adani Green Energy Ltd.
(e)
............. 5,433 82,435
AES Corp. (The) ................... 7,188 192,710
China Longyuan Power Group Corp. Ltd., Class
H ........................... 57,000 77,848
China Yangtze Power Co. Ltd., Class A .... 588,200 1,922,463
Huadian Power International Corp. Ltd., Class
A ........................... 321,200 181,204
Huaneng Power International, Inc., Class A . 127,600 85,785
Omega Geracao SA
(e)
................ 12,345 86,787
2,629,232
Industrial Conglomerates — 0.1%
3M Co. .......................... 33,495 6,453,817
Far Eastern New Century Corp. ......... 655,000 695,362
General Electric Co. ................. 101,320 1,330,332
Industries Qatar QSC ................ 111,170 359,315
Roper Technologies, Inc. .............. 1,216 490,461
Sime Darby Bhd. ................... 456,800 264,605
9,593,892
Insurance — 1.0%
Aflac, Inc. ........................ 8,801 450,435
Allianz SE (Registered) ............... 55,884 14,214,383
Allstate Corp. (The) ................. 27,599 3,171,125
American International Group, Inc. ....... 9,292 429,383
Aon plc, Class A ................... 2,656 611,172
Arthur J Gallagher & Co. .............. 2,146 267,756
Assurant, Inc. ..................... 110,483 15,663,175
AXA SA ......................... 68,644 1,842,695
Bupa Arabia for Cooperative Insurance Co.
(e)
7,872 251,484
Cathay Financial Holding Co. Ltd. ........ 734,000 1,235,975
China Pacific Insurance Group Co. Ltd., Class
H ........................... 72,200 285,773
Chubb Ltd. ....................... 5,224 825,235
Cincinnati Financial Corp. ............. 1,833 188,964
CNP Assurances ................... 5,665 107,447
Direct Line Insurance Group plc ......... 2,434,961 10,511,207
Everest Re Group Ltd. ............... 644 159,590
Gjensidige Forsikring ASA ............. 321,659 7,543,632
Globe Life, Inc. .................... 1,596 154,221
Hartford Financial Services Group, Inc. (The) 5,374 358,929
Japan Post Holdings Co. Ltd.
(e)
.......... 554,000 4,937,382
Lincoln National Corp. ............... 2,982 185,689
Loews Corp. ...................... 3,158 161,942
Marsh & McLennan Cos., Inc. .......... 5,899 718,498
MetLife, Inc. ...................... 9,150 556,229
MS&AD Insurance Group Holdings, Inc. ... 94,800 2,788,636
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) ................. 33,095 10,192,238
New China Life Insurance Co. Ltd., Class H . 71,900 279,342
Phoenix Group Holdings plc ........... 1,072,288 10,840,902

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Insurance (continued)
Ping An Insurance Group Co. of China Ltd.,
Class H ....................... 1,081,500 $ 12,936,207
Principal Financial Group, Inc. .......... 3,945 236,542
Progressive Corp. (The) .............. 175,550 16,784,336
Prudential Financial, Inc. .............. 5,448 496,313
Prudential plc ..................... 1,024,913 21,833,260
Qatar Insurance Co. SAQ
(e)
............ 72,642 48,710
Sampo OYJ, Class A ................ 5,974 269,369
Samsung Fire & Marine Insurance Co. Ltd. . 1,494 251,058
SCOR SE ........................ 252,266 8,592,934
Swiss Re AG ...................... 39,144 3,849,542
Travelers Cos., Inc. (The) ............. 13,142 1,976,557
Tryg A/S ......................... 259,470 6,115,429
Unum Group ...................... 6,046 168,260
Willis Towers Watson plc .............. 2,528 578,609
WR Berkley Corp. .................. 1,637 123,348
Zurich Insurance Group AG ............ 32,969 14,033,308
177,227,221
Interactive Media & Services — 0.6%
Alphabet, Inc., Class A
(e)
.............. 8,285 17,087,978
Alphabet, Inc., Class C
(e)
.............. 6,921 14,316,989
Auto Trader Group plc
(b)(e)
............. 1,012,387 7,740,741
Facebook, Inc., Class A
(e)
............. 36,595 10,778,325
Kakao Corp. ...................... 19,177 8,464,347
NAVER Corp. ..................... 5,377 1,800,232
REA Group Ltd. .................... 2,512 271,833
Tencent Holdings Ltd. ................ 440,600 35,163,209
Twitter, Inc.
(e)
...................... 48,151 3,063,848
98,687,502
Internet & Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd., ADR
(e)
....... 12,406 2,812,812
Amazon.com, Inc.
(e)
................. 7,543 23,338,645
Booking Holdings, Inc.
(e)
.............. 441 1,027,459
eBay, Inc. ........................ 56,015 3,430,359
Etsy, Inc.
(e)
....................... 2,553 514,864
Expedia Group, Inc.
(e)
................ 1,431 246,304
JD.com, Inc., Class A
(e)
............... 7,800 328,944
JD.com, Inc., ADR
(e)
................. 28,664 2,417,235
Meituan Dianping, Class B
(e)
........... 11,000 429,266
Naspers Ltd., Class N ................ 9,476 2,269,601
Vipshop Holdings Ltd., ADR
(e)
........... 5,959 177,936
36,993,425
IT Services — 0.8%
21Vianet Group, Inc., ADR
(e)
........... 2,641 85,304
Accenture plc, Class A ............... 45,060 12,447,825
Akamai Technologies, Inc.
(e)
............ 1,783 181,688
Amadeus IT Group SA
(e)
.............. 238,169 16,964,323
Automatic Data Processing, Inc. ......... 5,877 1,107,638
Beijing Sinnet Technology Co. Ltd., Class A . 62,500 164,097
Broadridge Financial Solutions, Inc. ...... 1,277 195,509
Cognizant Technology Solutions Corp., Class A 6,512 508,717
DXC Technology Co.
(e)
............... 4,096 128,041
Fidelity National Information Services, Inc. .. 143,512 20,179,222
Fiserv, Inc.
(e)
...................... 6,512 775,188
FleetCor Technologies, Inc.
(e)
........... 1,042 279,912
Gartner, Inc.
(e)
..................... 1,171 213,766
GDS Holdings Ltd., Class A
(e)
........... 322,500 3,281,632
GDS Holdings Ltd., ADR
(e)
............. 1,494 121,148
Global Payments, Inc. ............... 3,444 694,242
HCL Technologies Ltd. ............... 158,605 2,137,704
Hyundai Autoever Corp. .............. 784 82,101
Infosys Ltd. ....................... 187,852 3,524,893
Infosys Ltd., ADR ................... 415,280 7,774,041
Security
Shares
Shares Value
IT Services (continued)
International Business Machines Corp. .... 10,396 $ 1,385,371
Jack Henry & Associates, Inc. .......... 1,073 162,796
Mastercard, Inc., Class A .............. 9,752 3,472,200
Nomura Research Institute Ltd. ......... 3,300 102,524
Paychex, Inc. ..................... 91,849 9,003,039
PayPal Holdings, Inc.
(e)
............... 12,721 3,089,168
Samsung SDS Co. Ltd. ............... 98 16,822
SUNeVision Holdings Ltd. ............. 8,530,000 8,837,858
Switch, Inc., Class A ................. 178,410 2,900,947
Tata Consultancy Services Ltd. ......... 61,699 2,688,341
VeriSign, Inc.
(e)
.................... 1,274 253,220
Visa, Inc., Class A .................. 147,966 31,328,841
Western Union Co. (The) ............. 4,580 112,943
Wipro Ltd. ........................ 73,192 415,389
134,616,450
Leisure Products — 0.1%
Giant Manufacturing Co. Ltd. ........... 94,000 1,136,307
Hasbro, Inc. ...................... 213,327 20,504,991
Shimano, Inc. ..................... 500 119,420
21,760,718
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc. ............. 28,614 3,637,984
Bio-Rad Laboratories, Inc., Class A
(e)
...... 841 480,354
Hangzhou Tigermed Consulting Co. Ltd., Class
H
(b)(e)
......................... 29,200 581,506
Illumina, Inc.
(e)
..................... 2,624 1,007,774
IQVIA Holdings, Inc.
(e)
................ 2,093 404,242
Joinn Laboratories China Co. Ltd., Class A .. 284,400 6,344,257
Joinn Laboratories China Co. Ltd., Class H
(b)(e)
65,900 1,139,291
Lonza Group AG (Registered)
(e)
......... 18,969 10,609,352
Mettler-Toledo International, Inc.
(e)
....... 252 291,234
PerkinElmer, Inc. ................... 1,280 164,211
Thermo Fisher Scientific, Inc. ........... 4,229 1,930,031
Waters Corp.
(e)
.................... 652 185,279
WuXi AppTec Co. Ltd., Class A .......... 113,040 2,428,545
WuXi AppTec Co. Ltd., Class H
(b)
........ 15,100 298,184
WuXi Biologics Cayman, Inc.
(b)(e)
......... 42,500 535,957
30,038,201
Machinery — 0.5%
Amada Co. Ltd. .................... 46,700 521,528
Caterpillar, Inc. .................... 6,032 1,398,640
Cummins, Inc. ..................... 16,292 4,221,420
Deere & Co. ...................... 4,646 1,738,255
Dover Corp. ...................... 2,264 310,462
FANUC Corp. ..................... 15,200 3,654,188
Fortive Corp. ...................... 5,099 360,193
Han's Laser Technology Industry Group Co.
Ltd., Class A .................... 1,684,894 10,918,955
Hyundai Rotem Co. Ltd.
(e)
............. 5,186 93,544
IDEX Corp. ....................... 1,078 225,647
Illinois Tool Works, Inc. ............... 3,552 786,839
Ingersoll Rand, Inc.
(e)
................ 4,738 233,157
Kone OYJ, Class B ................. 121,060 9,894,981
Makita Corp. ...................... 9,600 412,338
MISUMI Group, Inc. ................. 2,300 66,998
Otis Worldwide Corp. ................ 374,652 25,644,929
PACCAR, Inc. ..................... 4,105 381,437
Parker-Hannifin Corp. ................ 1,503 474,091
Pentair plc ....................... 2,398 149,443
Rational AG ...................... 3,264 2,535,483
Schaeffler India Ltd. ................. 925 68,957
Sinotruk Hong Kong Ltd. .............. 26,500 79,775
SMC Corp. ....................... 3,100 1,805,379

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Machinery (continued)
Snap-on, Inc. ..................... 19,354 $ 4,465,742
Spirax-Sarco Engineering plc ........... 2,903 456,114
Stanley Black & Decker, Inc. ........... 2,237 446,662
Techtronic Industries Co. Ltd. ........... 80,500 1,380,077
Thermax Ltd.
(e)
.................... 4,660 85,802
Volvo AB, Class B .................. 801,651 20,301,832
Weichai Power Co. Ltd., Class A ......... 18,705 55,157
Weichai Power Co. Ltd., Class H ........ 29,000 72,801
Westinghouse Air Brake Technologies Corp. . 3,190 252,520
Xylem, Inc. ....................... 2,292 241,073
Zhengzhou Yutong Bus Co. Ltd., Class A ... 37,000 81,271
93,815,690
Marine — 0.0%
Kuehne + Nagel International AG (Registered) 12,059 3,444,367
MISC Bhd. ....................... 247,000 406,666
Projector SA
(c)(e)
.................... 24,388 —
3,851,033
Media — 0.1%
Charter Communications, Inc., Class A
(e)
... 1,514 934,168
Comcast Corp., Class A .............. 324,942 17,582,612
Discovery, Inc., Class A
(e)
............. 1,753 76,185
Discovery, Inc., Class C
(e)
............. 3,190 117,679
DISH Network Corp., Class A
(e)
......... 2,539 91,912
Focus Media Information Technology Co. Ltd.,
Class A ....................... 83,660 118,822
Fox Corp., Class A .................. 3,795 137,037
Fox Corp., Class B .................. 1,673 58,438
Interpublic Group of Cos., Inc. (The) ...... 4,184 122,173
News Corp., Class A ................. 4,257 108,256
News Corp., Class B ................ 1,327 31,131
Omnicom Group, Inc. ................ 16,615 1,232,002
Telenet Group Holding NV ............. 10,100 409,403
ViacomCBS, Inc. ................... 6,085 274,434
21,294,252
Metals & Mining — 0.3%
Alrosa PJSC ...................... 1,061,429 1,485,491
Angang Steel Co. Ltd., Class H ......... 466,000 233,112
Anglo American Platinum Ltd. .......... 60,527 8,827,614
Century Iron & Steel Industrial Co. Ltd. .... 23,000 85,661
China Molybdenum Co. Ltd., Class H ..... 22,986,000 14,033,763
China Steel Corp. .................. 995,000 905,228
Cia de Minas Buenaventura SAA, ADR
(e)
... 15,787 158,344
Eregli Demir ve Celik Fabrikalari TAS ..... 469,311 869,050
Freeport-McMoRan, Inc.
(e)
............. 15,778 519,569
Ganfeng Lithium Co. Ltd., Class A ....... 4,300 62,425
Ganfeng Lithium Co. Ltd., Class H
(b)
...... 5,400 66,539
Hochschild Mining plc ................ 107,064 288,912
Industrias Penoles SAB de CV
(e)
......... 20,303 262,028
Newmont Corp. .................... 20,390 1,228,905
Novolipetsk Steel PJSC .............. 2,982,613 9,530,383
Nucor Corp. ...................... 3,474 278,858
POSCO ......................... 34,005 9,635,529
Wheaton Precious Metals Corp. ......... 77,008 2,941,342
Yeong Guan Energy Technology Group Co. Ltd. 84,000 235,831
51,648,584
Multiline Retail — 0.1%
Dollar General Corp. ................ 2,682 543,427
Dollar Tree, Inc.
(e)
................... 2,556 292,560
Fix Price Group Ltd., GDR
(e)
............ 1,106,145 10,795,975
Target Corp. ...................... 13,137 2,602,046
Trent Ltd. ........................ 25,401 261,647
14,495,655
Security
Shares
Shares Value
Multi-Utilities — 0.5%
Ameren Corp. ..................... 77,152 $ 6,277,087
CenterPoint Energy, Inc. .............. 201,771 4,570,113
CMS Energy Corp. .................. 113,721 6,961,999
Consolidated Edison, Inc. ............. 77,104 5,767,379
Dominion Energy, Inc. ................ 260,769 19,808,013
DTE Energy Co. ................... 2,027 269,875
National Grid plc ................... 1,159,972 13,769,539
NiSource, Inc. ..................... 270,026 6,510,327
Public Service Enterprise Group, Inc. ..... 168,446 10,142,134
Qatar Electricity & Water Co. QSC ....... 31,180 143,052
Sempra Energy .................... 93,298 12,369,449
WEC Energy Group, Inc. .............. 42,371 3,965,502
90,554,469
Oil, Gas & Consumable Fuels — 0.7%
APA Corp.
(e)
...................... 4,063 72,728
Cabot Oil & Gas Corp. ............... 4,521 84,904
California Resources Corp.
(e)
........... 3,020 72,661
Cheniere Energy, Inc.
(e)
............... 7,669 552,245
Chesapeake Energy Corp.
(e)
........... 139,612 6,057,765
Chevron Corp. ..................... 32,884 3,445,914
China Petroleum & Chemical Corp., Class H 23,130,000 12,253,985
ConocoPhillips .................... 14,761 781,890
Devon Energy Corp. ................. 6,390 139,622
Diamondback Energy, Inc. ............. 1,729 127,064
Enbridge, Inc. ..................... 447,384 16,297,636
Energy Transfer LP ................. 124,196 953,825
Enterprise Products Partners LP ......... 70,098 1,543,558
EOG Resources, Inc. ................ 6,337 459,623
Equitrans Midstream Corp. ............ 43,262 353,018
Extraction Oil & Gas, Inc.
(e)
............ 29,987 1,053,484
Exxon Mobil Corp. .................. 45,737 2,553,497
Gibson Energy, Inc. ................. 201,568 3,571,990
Hess Corp. ....................... 3,023 213,907
HollyFrontier Corp. .................. 1,636 58,536
Kinder Morgan, Inc. ................. 175,044 2,914,483
LUKOIL PJSC ..................... 54,154 4,377,124
LUKOIL PJSC, ADR ................. 260,746 21,070,778
Magellan Midstream Partners LP ........ 33,898 1,469,817
Marathon Oil Corp. .................. 8,688 92,788
Marathon Petroleum Corp. ............ 7,038 376,463
Neste OYJ ....................... 95,767 5,085,776
Occidental Petroleum Corp. ............ 9,050 240,911
ONEOK, Inc. ...................... 7,201 364,803
Pembina Pipeline Corp. .............. 238,390 6,885,937
PetroChina Co. Ltd., Class A ........... 414,000 271,352
Petroleo Brasileiro SA, ADR ........... 408,882 3,467,319
Petronas Dagangan Bhd. ............. 35,200 170,426
Petronet LNG Ltd. .................. 2,987,782 9,195,527
Phillips 66 ........................ 4,686 382,096
Phillips 66 Partners LP ............... 28,354 897,971
Pioneer Natural Resources Co. ......... 2,213 351,469
Plains All American Pipeline LP ......... 163,890 1,491,399
Plains GP Holdings LP, Class A
(e)
........ 456,816 4,294,070
Qatar Gas Transport Co. Ltd. ........... 497,810 425,252
Saudi Arabian Oil Co.
(b)
............... 201,677 1,935,944
Targa Resources Corp. ............... 166,114 5,274,120
TC Energy Corp. ................... 5,623 257,252
Turkiye Petrol Rafinerileri A/S
(e)
......... 410,033 4,469,160
Ultrapar Participacoes SA ............. 187,224 706,832
Valero Energy Corp. ................. 4,312 308,739
Williams Cos., Inc. (The) .............. 33,405 791,364
128,217,024

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Paper & Forest Products — 0.1%
Nine Dragons Paper Holdings Ltd. ....... 61,000 $ 89,680
Suzano SA
(e)
...................... 1,052,912 12,871,803
UPM-Kymmene OYJ ................ 2,015 72,415
13,033,898
Personal Products — 0.3%
AMOREPACIFIC Group .............. 12,661 728,768
Colgate-Palmolive India Ltd. ........... 5,978 127,747
Dabur India Ltd. .................... 261,633 1,937,342
Estee Lauder Cos., Inc. (The), Class A .... 57,709 16,784,663
LG Household & Health Care Ltd. ........ 1,174 1,629,076
L'Oreal SA ....................... 3,402 1,303,242
Marico Ltd. ....................... 235,037 1,325,425
Unilever plc ....................... 363,584 20,287,919
44,124,182
Pharmaceuticals — 0.9%
Alkem Laboratories Ltd. .............. 5,676 215,282
AstraZeneca plc ................... 345,854 34,519,205
Bristol-Myers Squibb Co. .............. 525,251 33,159,096
Catalent, Inc.
(e)
.................... 1,794 188,926
China Resources Pharmaceutical Group Ltd.
(b)
586,000 365,822
China Resources Sanjiu Medical &
Pharmaceutical Co. Ltd., Class A ...... 144,900 540,580
Cipla Ltd.
(e)
....................... 17,604 196,678
CSPC Pharmaceutical Group Ltd. ........ 297,600 361,823
Eli Lilly & Co. ..................... 8,574 1,601,795
Guangzhou Baiyunshan Pharmaceutical
Holdings Co. Ltd., Class H .......... 104,000 252,689
Jiangsu Hengrui Medicine Co. Ltd., Class A . 32,157 453,340
Johnson & Johnson ................. 43,381 7,129,667
Merck & Co., Inc. ................... 57,212 4,410,473
Novo Nordisk A/S, Class B ............ 363,450 24,490,582
Perrigo Co. plc .................... 1,463 59,207
Pfizer, Inc. ....................... 102,662 3,719,444
Roche Holding AG .................. 9,772 3,165,575
Sanofi .......................... 453,667 44,860,477
Sanofi India Ltd. ................... 881 95,062
Takeda Pharmaceutical Co. Ltd. ......... 5,400 196,842
Viatris, Inc.
(e)
...................... 12,570 175,603
Zoetis, Inc. ....................... 5,099 802,990
160,961,158
Professional Services — 0.3%
51job, Inc., ADR
(e)
.................. 8,959 560,833
Adecco Group AG (Registered) ......... 54,162 3,653,330
Equifax, Inc. ...................... 1,403 254,125
IHS Markit Ltd. .................... 5,873 568,389
Nielsen Holdings plc ................. 3,843 96,652
NMG, Inc.
(e)
....................... 3,714 261,837
Recruit Holdings Co. Ltd. ............. 1,800 88,391
RELX plc ........................ 1,578,156 39,590,967
Robert Half International, Inc. ........... 1,264 98,681
Thomson Reuters Corp. .............. 1,439 126,060
Verisk Analytics, Inc. ................. 1,971 348,256
45,647,521
Real Estate Management & Development — 0.7%
Aldar Properties PJSC
(e)
.............. 79,017 81,067
Aroundtown SA .................... 3,366,530 23,975,947
Barwa Real Estate Co. ............... 234,595 206,152
CapitaLand Ltd. .................... 4,879,400 13,671,671
CBRE Group, Inc., Class A
(e)
........... 3,551 280,919
CK Asset Holdings Ltd. ............... 2,237,500 13,620,962
Daito Trust Construction Co. Ltd. ........ 15,000 1,742,904
Emaar Development PJSC
(e)
........... 157,196 108,356
Emaar Malls PJSC
(e)
................. 130,402 60,186
Security
Shares
Shares Value
Real Estate Management & Development (continued)
ESR Cayman Ltd.
(b)(e)
................ 6,427,200 $ 21,138,608
Hang Lung Properties Ltd. ............. 4,936,000 12,884,161
LEG Immobilien SE ................. 54,157 7,123,637
Mabanee Co. KPSC ................. 89,719 215,432
NESCO Ltd.
(e)
..................... 5,103 36,795
Shenzhen Investment Ltd. ............. 264,000 91,815
Swire Properties Ltd. ................ 21,000 65,184
Vonovia SE ....................... 401,605 26,244,595
121,548,391
Road & Rail — 0.2%
Beijing-Shanghai High Speed Railway Co. Ltd.,
Class A ....................... 368,700 329,377
BTS Group Holdings PCL, NVDR ........ 1,455,600 449,874
Canadian Pacific Railway Ltd. .......... 19,819 7,569,921
CJ Logistics Corp.
(e)
................. 1,148 186,227
CSX Corp. ....................... 99,849 9,627,441
Daqin Railway Co. Ltd., Class A ......... 1,552,517 1,659,345
East Japan Railway Co. .............. 65,300 4,643,310
JB Hunt Transport Services, Inc. ........ 925 155,465
Kansas City Southern ................ 25,027 6,605,126
Localiza Rent a Car SA
(e)
............. 81,371 866,527
Norfolk Southern Corp. ............... 2,909 781,125
Old Dominion Freight Line, Inc. ......... 1,092 262,528
Seibu Holdings, Inc. ................. 191,600 2,115,908
Union Pacific Corp. ................. 28,264 6,229,668
United International Transportation Co. .... 17,925 209,825
41,691,667
Semiconductors & Semiconductor Equipment — 1.0%
Advanced Micro Devices, Inc.
(e)
......... 13,059 1,025,131
Analog Devices, Inc. ................. 4,229 655,833
Applied Materials, Inc. ............... 29,491 3,939,998
ASM Pacific Technology Ltd. ........... 11,800 151,013
ASML Holding NV .................. 19,271 11,824,094
Broadcom, Inc. .................... 4,460 2,067,924
Disco Corp. ....................... 3,700 1,169,215
Enphase Energy, Inc.
(e)
............... 1,366 221,511
Everlight Electronics Co. Ltd. ........... 60,000 97,568
Foxsemicon Integrated Technology, Inc. .... 11,000 90,645
GCL System Integration Technology Co. Ltd.,
Class A
(e)
...................... 153,600 77,632
GCL-Poly Energy Holdings Ltd.
(e)
........ 299,000 76,748
Hua Hong Semiconductor Ltd.
(b)(e)
........ 1,449,000 7,970,153
Intel Corp. ....................... 134,218 8,589,952
KLA Corp. ........................ 1,668 551,107
Lam Research Corp. ................ 1,559 927,979
LONGi Green Energy Technology Co. Ltd.,
Class A ....................... 5,200 70,298
Maxim Integrated Products, Inc. ......... 4,855 443,601
MediaTek, Inc. ..................... 76,000 2,614,158
Microchip Technology, Inc. ............. 3,050 473,421
Micron Technology, Inc.
(e)
............. 12,057 1,063,548
Monolithic Power Systems, Inc. ......... 2,467 871,369
Nanya Technology Corp. .............. 3,032,000 9,872,908
NVIDIA Corp. ..................... 6,703 3,578,933
NXP Semiconductors NV ............. 2,989 601,805
Phison Electronics Corp. .............. 8,000 138,106
Qorvo, Inc.
(e)
...................... 1,209 220,884
QUALCOMM, Inc. .................. 12,258 1,625,288
Sanan Optoelectronics Co. Ltd., Class A ... 19,100 68,114
Seoul Semiconductor Co. Ltd. .......... 5,133 84,274
Sino-American Silicon Products, Inc. ...... 16,000 95,351
Skyworks Solutions, Inc. .............. 1,785 327,512
Taiwan Semiconductor Manufacturing Co. Ltd. 3,326,000 70,042,938
Teradyne, Inc. ..................... 1,841 224,013

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc. ............... 175,033 $ 33,079,487
Tianjin Zhonghuan Semiconductor Co. Ltd.,
Class A ....................... 19,755 85,476
Tokyo Electron Ltd. ................. 7,700 3,346,679
United Renewable Energy Co. Ltd.
(e)
...... 142,000 75,017
Win Semiconductors Corp. ............ 736,000 10,163,625
Xilinx, Inc. ........................ 4,449 551,231
Xinyi Solar Holdings Ltd. .............. 40,000 66,302
179,220,841
Software — 0.6%
Adobe, Inc.
(e)
...................... 10,181 4,839,742
ANSYS, Inc.
(e)
..................... 930 315,791
Autodesk, Inc.
(e)
.................... 2,389 662,111
Cadence Design Systems, Inc.
(e)
........ 38,450 5,267,265
Check Point Software Technologies Ltd.
(e)
.. 1,572 176,017
Citrix Systems, Inc. ................. 1,355 190,188
Fortinet, Inc.
(e)
..................... 1,473 271,651
HubSpot, Inc.
(e)
.................... 1,285 583,660
Intuit, Inc. ........................ 63,120 24,178,747
Kingdee International Software Group Co.
Ltd.
(e)
......................... 111,000 348,095
Microsoft Corp. .................... 227,528 53,644,276
Nice Ltd.
(e)
....................... 2,618 569,158
NortonLifeLock, Inc. ................. 6,576 139,806
Oracle Corp. ...................... 19,880 1,394,979
Paycom Software, Inc.
(e)
.............. 531 196,502
salesforce.com, Inc.
(e)
................ 10,072 2,133,955
ServiceNow, Inc.
(e)
.................. 7,379 3,690,312
Synopsys, Inc.
(e)
................... 5,140 1,273,589
Tyler Technologies, Inc.
(e)
............. 439 186,369
100,062,213
Specialty Retail — 0.2%
ABC-Mart, Inc. .................... 19,200 1,084,225
Advance Auto Parts, Inc. .............. 708 129,911
AutoZone, Inc.
(e)
................... 244 342,649
Best Buy Co., Inc. .................. 2,504 287,484
CarMax, Inc.
(e)
..................... 1,761 233,614
Fast Retailing Co. Ltd. ............... 6,100 4,876,205
Gap, Inc. (The)
(e)
................... 2,303 68,583
Home Depot, Inc. (The) .............. 11,667 3,561,352
Home Product Center PCL, NVDR ....... 2,614,500 1,242,286
Hotai Motor Co. Ltd. ................. 27,000 558,917
Jarir Marketing Co. .................. 11,717 568,620
L Brands, Inc.
(e)
.................... 2,497 154,464
Lowe's Cos., Inc. ................... 7,922 1,506,606
Nitori Holdings Co. Ltd. ............... 17,400 3,370,455
O'Reilly Automotive, Inc.
(e)
............. 767 389,061
Ross Stores, Inc. ................... 3,856 462,373
TJX Cos., Inc. (The) ................. 13,038 862,464
Topsports International Holdings Ltd.
(b)
..... 6,496,000 9,686,322
Tractor Supply Co. .................. 1,289 228,256
Ulta Beauty, Inc.
(e)
.................. 616 190,449
USS Co. Ltd. ...................... 11,800 231,437
Yamada Holdings Co. Ltd. ............. 118,700 641,481
30,677,214
Technology Hardware, Storage & Peripherals — 0.4%
Acer, Inc. ........................ 2,106,000 2,330,628
Advantech Co. Ltd. ................. 36,295 452,753
Apple, Inc. ....................... 295,793 36,131,115
Asustek Computer, Inc. ............... 36,000 472,311
Canon, Inc. ....................... 2,800 63,655
Catcher Technology Co. Ltd. ........... 283,000 2,103,069
Chicony Electronics Co. Ltd. ........... 279,000 995,942
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Compal Electronics, Inc. .............. 4,174,000 $ 3,918,991
Hewlett Packard Enterprise Co. ......... 88,171 1,387,811
HP, Inc. ......................... 13,261 421,037
Inventec Corp. ..................... 1,047,000 992,542
Lenovo Group Ltd. .................. 3,236,000 4,618,413
Lite-On Technology Corp. ............. 1,218,000 2,701,196
NetApp, Inc. ...................... 14,882 1,081,475
Quanta Computer, Inc. ............... 1,251,000 4,314,760
Seagate Technology plc .............. 2,392 183,586
Western Digital Corp. ................ 3,199 213,533
Wiwynn Corp. ..................... 210,000 6,225,434
68,608,251
Textiles, Apparel & Luxury Goods — 0.3%
Eclat Textile Co. Ltd. ................. 28,000 471,911
EssilorLuxottica SA ................. 95,228 15,513,308
Hanesbrands, Inc. .................. 3,888 76,477
Kering SA ........................ 7,044 4,860,767
LVMH Moet Hennessy Louis Vuitton SE .... 35,147 23,476,496
NIKE, Inc., Class B ................. 57,335 7,619,248
PVH Corp.
(e)
...................... 774 81,812
Ralph Lauren Corp.
(e)
................ 459 56,530
Shenzhou International Group Holdings Ltd. . 36,800 769,729
Tapestry, Inc.
(e)
.................... 3,099 127,710
Under Armour, Inc., Class A
(e)
........... 2,023 44,830
Under Armour, Inc., Class C
(e)
.......... 2,090 38,581
VF Corp. ........................ 3,914 312,807
53,450,206
Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. .. 380,053 13,058,376
Tobacco — 0.2%
Altria Group, Inc. ................... 20,034 1,024,939
British American Tobacco plc ........... 261,654 9,945,591
ITC Ltd. ......................... 617,366 1,847,388
KT&G Corp. ...................... 18,717 1,348,310
Philip Morris International, Inc. .......... 231,467 20,540,382
RLX Technology, Inc., ADR
(e)
........... 348,828 3,613,858
38,320,468
Trading Companies & Distributors — 0.2%
BOC Aviation Ltd.
(b)
................. 1,212,200 11,797,123
Fastenal Co. ...................... 6,186 311,032
Ferguson plc ...................... 167,841 20,049,457
United Rentals, Inc.
(e)
................ 777 255,874
WW Grainger, Inc. .................. 12,613 5,056,930
37,470,416
Transportation Infrastructure — 0.7%
Adani Ports & Special Economic Zone Ltd.
(e)
892,475 8,593,730
Aena SME SA
(b)(e)
................... 55,307 8,972,908
Anhui Expressway Co. Ltd., Class H ...... 66,000 45,694
Atlantia SpA
(e)
..................... 701,014 13,118,940
Atlas Arteria Ltd.
(g)
.................. 1,181,041 5,359,332
Auckland International Airport Ltd.
(e)
...... 943,505 5,180,411
COSCO SHIPPING Ports Ltd. .......... 226,000 164,923
Fraport AG Frankfurt Airport Services
Worldwide
(e)
.................... 187,881 11,414,982
Getlink SE
(e)
...................... 353,876 5,424,744
Grupo Aeroportuario del Pacifico SAB de CV,
Class B
(e)
...................... 1,138,747 11,886,937
Hamburger Hafen und Logistik AG ....... 128,107 2,838,198
International Container Terminal Services, Inc. 101,740 254,340
Jiangsu Expressway Co. Ltd., Class H .... 9,898,000 12,326,238
Macquarie Infrastructure Corp. .......... 4,402 140,028

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Transportation Infrastructure (continued)
Shanghai International Airport Co. Ltd., Class
A
(e)
.......................... 15,400 $ 136,275
Shenzhen Expressway Co. Ltd., Class H ... 156,000 169,093
Sydney Airport
(e)(g)
.................. 1,885,234 8,908,184
Taiwan High Speed Rail Corp. .......... 412,000 454,913
Transurban Group
(g)
................. 2,547,519 25,898,630
Westports Holdings Bhd. .............. 127,100 128,885
121,417,385
Water Utilities — 0.1%
American Water Works Co., Inc. ......... 37,178 5,573,726
Beijing Enterprises Water Group Ltd.
(e)
.... 1,008,000 383,798
Guangdong Investment Ltd. ............ 236,000 385,595
Luenmei Quantum Co. Ltd., Class A ...... 193,200 308,882
Severn Trent plc ................... 113,812 3,620,068
10,272,069
Wireless Telecommunication Services — 0.1%
Advanced Info Service PCL, NVDR ....... 77,500 431,035
Axiata Group Bhd. .................. 311,800 274,708
DiGi.Com Bhd. .................... 225,500 198,028
Etihad Etisalat Co.
(e)
................. 133,992 1,057,094
Far EasTone Telecommunications Co. Ltd.
(e)
. 229,000 514,453
Global Telecom Holding SAE
(c)(e)
......... 201,938 62,955
Globe Telecom, Inc. ................. 4,625 179,338
Intouch Holdings PCL, NVDR .......... 134,600 250,529
KDDI Corp. ....................... 13,000 400,539
Maxis Bhd. ....................... 177,700 193,792
Mobile Telecommunications Co. KSCP .... 364,483 730,111
Mobile TeleSystems PJSC ............. 197,031 823,981
Sistema PJSFC .................... 414,313 187,732
SK Telecom Co. Ltd. ................. 10,204 2,488,179
SK Telecom Co. Ltd., ADR
(f)
............ 10,383 282,729
Taiwan Mobile Co. Ltd. ............... 286,000 984,306
Tele2 AB, Class B .................. 1,073,697 14,484,122
TIM SA
(e)
........................ 157,286 354,887
TIM SA, ADR
(e)
.................... 13,670 155,154
T-Mobile US, Inc.
(e)
.................. 6,327 792,710
Turkcell Iletisim Hizmetleri A/S .......... 58,194 106,328
Vodacom Group Ltd. ................ 126,830 1,084,345
26,037,055
Total Common Stocks — 22.3%
(Cost: $3,254,353,017) ........................... 3,907,253,727
Par (000)
Par (000)
Corporate Bonds — 32.6%
Aerospace & Defense — 0.6%
Bombardier, Inc.
(b)
:
8.75%, 12/01/21 ................. USD 5,010 5,256,342
5.75%, 03/15/22 ................. 3,344 3,486,120
6.13%, 01/15/23 ................. 3,530 3,675,613
7.50%, 12/01/24 ................. 1,309 1,307,364
7.50%, 03/15/25 ................. 2,962 2,913,867
7.88%, 04/15/27 ................. 912 894,389
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
2,887 2,893,352
Howmet Aerospace, Inc.:
5.87%, 02/23/22 ................. 805 832,177
5.13%, 10/01/24 ................. 306 336,569
6.88%, 05/01/25 ................. 500 579,375
5.90%, 02/01/27 ................. 1,156 1,312,060
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(b)
............... 2,960 3,109,835
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
L3Harris Technologies, Inc.:
3.83%, 04/27/25 ................. USD 355 $ 388,784
4.40%, 06/15/28 ................. 1,230 1,395,735
1.80%, 01/15/31 ................. 5,020 4,701,777
4.85%, 04/27/35 ................. 500 606,166
5.05%, 04/27/45 ................. 120 148,960
Rolls-Royce plc, 5.75%, 10/15/27
(b)
...... 3,879 4,127,450
Signature Aviation US Holdings, Inc.
(b)
:
5.38%, 05/01/26 ................. 1,195 1,218,900
4.00%, 03/01/28 ................. 2,736 2,782,293
Spirit AeroSystems, Inc., 5.50%, 01/15/25
(b)
. 1,278 1,351,485
SSL Robotics LLC, 9.75%, 12/31/23
(b)
.... 356 400,322
TransDigm, Inc.:
8.00%, 12/15/25
(b)
................ 11,477 12,498,453
6.25%, 03/15/26
(b)
................ 35,107 37,220,441
6.38%, 06/15/26 ................. 2,487 2,570,936
7.50%, 03/15/27 ................. 1,000 1,065,000
5.50%, 11/15/27 ................. 1,300 1,345,669
4.63%, 01/15/29
(b)
................ 2,111 2,081,552
Triumph Group, Inc., 8.88%, 06/01/24
(b)
... 9,371 10,544,249
111,045,235
Air Freight & Logistics — 0.0%
FedEx Corp.:
3.10%, 08/05/29 ................. 781 819,052
4.55%, 04/01/46 ................. 705 798,783
XPO Logistics, Inc., 6.25%, 05/01/25
(b)
.... 160 172,174
1,790,009
Airlines — 0.4%
American Airlines, Inc.
(b)
:
11.75%, 07/15/25 ................ 6,591 8,153,001
5.50%, 04/20/26 ................. 4,354 4,531,164
5.75%, 04/20/29 ................. 6,787 7,218,547
Avianca Holdings SA
(a)(b)
:
Series FEB, (LIBOR USD 3 Month +
12.00%), 12.20%, 11/10/21 ........ 522 526,880
(LIBOR USD 3 Month + 12.00%), 12.20%,
11/10/21 .................... 7,384 7,371,084
British Airways Pass-Through Trust, Series
2020-1, Class A, 4.25%, 11/15/32
(b)
.... 664 695,876
Delta Air Lines, Inc.:
4.50%, 10/20/25
(b)
................ 894 954,254
7.38%, 01/15/26 ................. 825 964,668
4.75%, 10/20/28
(b)
................ 5,591 6,079,630
Deutsche Lufthansa AG:
2.88%, 02/11/25 ................. EUR 600 698,527
3.75%, 02/11/28 ................. 500 585,617
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... USD 3,626 3,852,988
International Consolidated Airlines Group SA:
0.63%, 11/17/22
(h)
................ EUR 600 675,595
0.50%, 07/04/23 ................. 500 559,964
2.75%, 03/25/25 ................. 800 925,220
1.50%, 07/04/27 ................. 200 209,894
3.75%, 03/25/29 ................. 600 690,286
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
USD 6,912 7,577,414
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
1,001 1,130,599
United Airlines Holdings, Inc., 4.88%, 01/15/25 175 178,260
United Airlines Pass-Through Trust:
Series 2020-1, Class B, 4.88%, 01/15/26 455 472,063
Series 2020-1, Class A, 5.88%, 10/15/27 10,876 12,057,671
66,109,202

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Auto Components — 0.5%
Adient Global Holdings Ltd., 4.88%, 08/15/26
(b)
USD 600 $ 620,148
Adient US LLC
(b)
:
9.00%, 04/15/25 ................. 105 116,550
7.00%, 05/15/26 ................. 18 19,170
Allison Transmission, Inc.
(b)
:
5.88%, 06/01/29 ................. 4,249 4,645,538
3.75%, 01/30/31 ................. 3,015 2,920,781
American Axle & Manufacturing, Inc.:
6.25%, 04/01/25 ................. 490 504,700
6.50%, 04/01/27 ................. 350 363,125
Clarios Global LP:
6.75%, 05/15/25
(b)
................ 5,097 5,452,261
4.38%, 05/15/26 ................. EUR 1,500 1,820,617
6.25%, 05/15/26
(b)
................ USD 8,688 9,227,003
8.50%, 05/15/27
(b)
................ 14,712 15,833,790
Cooper-Standard Automotive, Inc., 13.00%,
06/01/24
(b)
.................... 1,800 2,052,000
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... 2,566 2,707,130
Faurecia SE:
3.75%, 06/15/28 ................. EUR 590 734,202
2.38%, 06/15/29 ................. 370 441,492
Goodyear Tire & Rubber Co. (The), 5.13%,
11/15/23 ..................... USD 615 617,122
Icahn Enterprises LP:
6.75%, 02/01/24 ................. 1,000 1,020,000
4.75%, 09/15/24 ................. 2,616 2,716,546
6.38%, 12/15/25 ................. 5,379 5,553,818
6.25%, 05/15/26 ................. 5,799 6,074,452
5.25%, 05/15/27 ................. 2,504 2,585,380
4.38%, 02/01/29
(b)
................ 3,981 3,890,273
IHO Verwaltungs GmbH:
4.75%, 09/15/26
(b)
................ 600 616,313
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(a)(i)
.................. EUR 906 1,094,185
6.00%, (6.00% Cash or 6.75% PIK),
05/15/27
(b)(i)
.................. USD 200 209,826
JB Poindexter & Co., Inc., 7.13%, 04/15/26
(b)
200 211,250
Schaeffler AG, 3.38%, 10/12/28 ........ EUR 300 384,352
Tenneco, Inc.:
5.00%, 07/15/26 ................. USD 117 110,272
7.88%, 01/15/29
(b)
................ 1,213 1,361,229
5.13%, 04/15/29
(b)
................ 505 498,688
ZF Europe Finance BV:
2.00%, 02/23/26 ................. EUR 1,200 1,417,794
2.50%, 10/23/27 ................. 500 599,846
ZF Finance GmbH:
3.00%, 09/21/25 ................. 700 865,555
2.75%, 05/25/27 ................. 400 484,784
3.75%, 09/21/28 ................. 900 1,150,391
78,920,583
Automobiles — 0.2%
Ford Motor Co.:
8.50%, 04/21/23 ................. USD 515 574,225
9.00%, 04/22/25 ................. 640 775,114
4.35%, 12/08/26 ................. 59 62,171
9.63%, 04/22/30 ................. 635 886,168
4.75%, 01/15/43 ................. 1,794 1,807,276
5.29%, 12/08/46 ................. 704 740,094
General Motors Co.:
6.25%, 10/02/43 ................. 65 83,245
5.20%, 04/01/45 ................. 910 1,044,870
5.95%, 04/01/49 ................. 445 564,668
Hyundai Capital America
(b)
:
1.25%, 09/18/23 ................. 480 482,151
0.80%, 01/08/24 ................. 3,620 3,592,126
Security
Par (000)
Par (000) Value
Automobiles (continued)
Jaguar Land Rover Automotive plc:
5.63%, 02/01/23
(b)
................ USD 150 $ 150,016
7.75%, 10/15/25
(b)
................ 570 617,863
4.50%, 01/15/26 ................. EUR 700 842,315
6.88%, 11/15/26 ................. 400 529,491
4.50%, 10/01/27
(b)
................ USD 450 426,866
5.88%, 01/15/28
(b)
................ 570 578,550
Nissan Motor Acceptance Corp., 2.75%,
03/09/28
(b)
.................... 575 570,322
Nissan Motor Co. Ltd.
(b)
:
3.04%, 09/15/23 ................. 3,740 3,912,831
4.35%, 09/17/27 ................. 1,195 1,299,589
4.81%, 09/17/30 ................. 340 372,907
RCI Banque SA, (EUR Swap Annual 5 Year +
2.85%), 2.62%, 02/18/30
(a)
.......... EUR 900 1,051,527
Renault SA:
1.25%, 06/24/25 ................. 100 114,437
2.38%, 05/25/26 ................. 500 593,046
Tesla, Inc., 5.30%, 08/15/25
(b)
......... USD 4,456 4,623,546
Volkswagen Group of America Finance LLC
(b)
:
0.75%, 11/23/22 ................. 1,880 1,885,361
1.25%, 11/24/25 ................. 305 301,349
Volvo Car AB, 2.50%, 10/07/27 ........ EUR 428 538,475
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
USD 1,581 1,693,646
30,714,245
Banks — 4.1%
ABN AMRO Bank NV, (EUR Swap Annual 5
Year + 4.67%), 4.37%
(a)(j)
........... EUR 900 1,122,714
AIB Group plc:
4.75%, 10/12/23
(b)
................ USD 1,500 1,639,376
(EUR Swap Annual 5 Year + 5.70%),
5.25%
(a)(j)
.................... EUR 2,400 2,958,722
(EUR Swap Annual 5 Year + 6.63%),
6.25%
(a)(j)
.................... 7,793 10,247,284
Al Ahli Bank of Kuwait KSCP, (USD Swap Semi
5 Year + 4.17%), 7.25%
(a)(j)
.......... USD 630 664,571
Australia & New Zealand Banking Group Ltd.,
(USD Swap Rate 5 Year + 5.17%), 6.75%
(a)(j)
2,062 2,405,426
Banco Bilbao Vizcaya Argentaria SA
(a)(j)
:
(EUR Swap Annual 5 Year + 5.66%), 5.87% EUR 1,200 1,497,796
(EUR Swap Annual 5 Year + 6.04%), 6.00% 1,200 1,524,283
(USD Swap Semi 5 Year + 3.87%), 6.13% USD 19,000 19,893,000
Banco de Credito del Peru, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.00%), 3.13%, 07/01/30
(a)(b)
....... 1,860 1,856,931
Banco de Sabadell SA
(a)
:
(EUR Swap Annual 5 Year + 6.41%),
6.50%
(j)
..................... EUR 2,400 2,845,709
(EUR Swap Annual 5 Year + 6.20%),
5.75%
(j)
..................... 1,000 1,190,061
(EUR Swap Annual 5 Year + 2.20%),
2.00%, 01/17/30 ............... 2,300 2,623,037
Banco do Brasil SA, 4.75%, 03/20/24 ..... USD 3,165 3,343,696
Banco Espirito Santo SA
(e)(k)
:
2.63%, 05/08/17 ................. EUR 800 131,343
4.75%, 01/15/18 ................. 1,500 246,267
4.00%, 01/21/19 ................. 5,400 886,561
Banco Internacional del Peru SAA Interbank,
3.25%, 10/04/26
(b)
............... USD 2,542 2,627,792
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
3,990 3,702,720
Banco Santander SA:
(EUR Swap Annual 5 Year + 6.80%),
6.75%
(a)(j)
.................... EUR 7,100 8,769,122
2.75%, 05/28/25 ................. USD 1,000 1,044,829

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
(EUR Swap Annual 5 Year + 4.53%),
4.37%
(a)(j)
.................... EUR 5,800 $ 6,980,204
1.85%, 03/25/26 ................. USD 600 598,851
Bancolombia SA, 3.00%, 01/29/25 ...... 2,355 2,405,632
Bangkok Bank PCL
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.73%),
5.00%
(j)
..................... 8,484 8,916,154
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.90%),
3.73%, 09/25/34 ............... 4,834 4,867,233
Bank Leumi Le-Israel BM, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.63%), 3.27%, 01/29/31
(a)(b)
....... 5,188 5,278,790
Bank of America Corp.:
4.20%, 08/26/24 ................. 2,650 2,922,832
Series L, 3.95%, 04/21/25 .......... 1,610 1,765,298
(SOFR + 0.91%), 0.98%, 09/25/25
(a)
... 1,990 1,984,825
4.45%, 03/03/26 ................. 2,220 2,495,317
(LIBOR USD 3 Month + 1.04%), 3.42%,
12/20/28
(a)
................... 4,860 5,219,057
(LIBOR USD 3 Month + 1.19%), 2.88%,
10/22/30
(a)
................... 25 25,701
Series L, 4.75%, 04/21/45 .......... 225 268,940
(LIBOR USD 3 Month + 1.99%), 4.44%,
01/20/48
(a)
................... 315 366,100
(LIBOR USD 3 Month + 3.15%), 4.08%,
03/20/51
(a)
................... 1,540 1,709,873
(SOFR + 1.88%), 2.83%, 10/24/51
(a)
... 190 174,435
Bank of Communications Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.35%), 3.80%
(a)(j)
.... 5,000 5,154,687
Bank of East Asia Ltd. (The)
(a)(j)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.26%),
5.87% ...................... 6,917 7,381,736
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.53%),
5.83% ...................... 5,153 5,524,982
Barclays plc:
3.20%, 08/10/21 ................. 1,310 1,322,968
(USD Swap Semi 5 Year + 6.77%), 7.88%
(a)
(j)
.......................... 4,984 5,239,430
(USD Swap Semi 5 Year + 4.84%), 7.75%
(a)
(j)
.......................... 18,490 20,176,288
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%),
8.00%
(a)(j)
.................... 2,900 3,219,000
3.65%, 03/16/25 ................. 395 424,534
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.58%), 7.13%
(a)(j)
. GBP 2,452 3,802,936
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13%
(a)(j)
.................... USD 13,075 14,277,900
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.02%), 6.37%
(a)(j)
. GBP 3,026 4,573,165
5.20%, 05/12/26 ................. USD 1,100 1,243,231
4.84%, 05/09/28 ................. 1,180 1,315,307
(LIBOR USD 3 Month + 3.05%), 5.09%,
06/20/30
(a)
................... 1,300 1,472,369
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%),
3.81%, 03/10/42
(a)
.............. 455 445,735
BBVA Bancomer SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.65%), 5.12%, 01/18/33
(a)
.......... 2,621 2,693,897
Security
Par (000)
Par (000) Value
Banks (continued)
BNP Paribas SA
(a)
:
(LIBOR USD 6 Month + 0.08%), 0.28%
(j)
. USD 450 $ 384,885
(EUR Swap Annual 5 Year + 5.23%),
6.12%
(j)
..................... EUR 1,755 2,166,138
(LIBOR USD 3 Month + 2.24%), 4.70%,
01/10/25
(b)
................... USD 1,335 1,467,739
(SOFR + 2.07%), 2.22%, 06/09/26
(b)
... 1,205 1,235,628
(SOFR + 1.00%), 1.32%, 01/13/27
(b)
... 1,155 1,129,580
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%),
4.50%
(b)(j)
.................... 4,085 4,031,895
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%),
4.62%
(b)(j)
.................... 1,460 1,450,875
(USD Swap Semi 5 Year + 1.48%), 4.38%,
03/01/33
(b)
................... 300 326,799
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.05%),
2.59%, 08/12/35
(b)
.............. 610 573,706
Burgan Bank SAK, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.01%), 5.75%
(a)(j)
............... 2,225 2,202,055
CaixaBank SA
(a)(j)
:
(EUR Swap Annual 5 Year + 5.82%), 6.00% EUR 1,800 2,205,849
(EUR Swap Annual 5 Year + 6.22%), 6.37% 3,600 4,583,184
(EUR Swap Annual 5 Year + 6.50%), 6.75% 9,400 12,196,268
(EUR Swap Annual 5 Year + 4.50%), 5.25% 2,600 3,212,813
Chong Hing Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.86%), 5.70%
(a)(j)
.............. USD 630 658,744
CIT Group, Inc., 5.00%, 08/01/23 ....... 4,388 4,760,980
Citigroup, Inc.:
(LIBOR USD 3 Month + 0.95%), 2.88%,
07/24/23
(a)
................... 1,000 1,030,056
3.20%, 10/21/26 ................. 800 859,663
4.45%, 09/29/27 ................. 4,225 4,768,278
(LIBOR USD 3 Month + 1.56%), 3.89%,
01/10/28
(a)
................... 275 302,275
(SOFR + 1.42%), 2.98%, 11/05/30
(a)
.... 425 439,530
(SOFR + 1.15%), 2.67%, 01/29/31
(a)
... 1,775 1,783,389
(SOFR + 2.11%), 2.57%, 06/03/31
(a)
.... 2,355 2,353,158
Commerzbank AG, (EUR Swap Annual 5 Year
+ 6.36%), 6.12%
(a)(j)
.............. EUR 5,200 6,519,951
Cooperatieve Rabobank UA, 3.88%, 02/08/22 USD 250 257,598
Credit Agricole SA
(a)(j)
:
(USD Swap Semi 5 Year + 4.90%), 7.88%
(b)
14,675 16,454,344
(USD Swap Semi 5 Year + 6.19%), 8.12% 1,796 2,164,180
(GBP Swap 5 Year + 4.54%), 7.50% ... GBP 400 650,103
Credit Suisse Group Funding Guernsey Ltd.,
3.80%, 09/15/22 ................ USD 270 281,215
Danske Bank A/S
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(b)
.............. 1,460 1,467,982
(US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%),
7.00%
(j)
..................... 24,620 27,635,950
Discover Bank, (USD Swap Semi 5 Year +
1.73%), 4.68%, 08/09/28
(a)
.......... 800 853,280
DNB Bank ASA, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.14%),
4.88%
(a)(j)
.................... 2,000 2,099,808
Emirates NBD Bank PJSC, (USD Swap Semi 6
Year + 3.66%), 6.13%
(a)(j)
........... 3,235 3,444,264
Erste Group Bank AG, (EUR Swap Annual 5
Year + 6.20%), 6.50%
(a)(j)
........... EUR 3,600 4,738,881

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
HSBC Bank plc, Series 1M, (LIBOR USD 6
Month + 0.25%), 0.75%
(a)(j)
.......... USD 3,590 $ 3,167,960
HSBC Holdings plc:
(USD Swap Rate 5 Year + 5.51%), 6.87%
(a)
(j)
.......................... 13,674 13,792,964
(LIBOR USD 3 Month + 1.06%), 3.26%,
03/13/23
(a)
................... 2,300 2,357,773
3.60%, 05/25/23 ................. 2,500 2,660,583
(USD Swap Rate 5 Year + 4.37%), 6.37%
(a)
(j)
.......................... 4,019 4,428,938
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%),
4.00%
(a)(j)
.................... 690 686,550
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%),
4.60%
(a)(j)
.................... 9,830 9,719,413
5.25%, 03/14/44 ................. 340 414,874
Huntington National Bank (The):
3.13%, 04/01/22 ................. 310 317,830
1.80%, 02/03/23 ................. 700 715,902
ING Groep NV
(a)
:
(USD Swap Rate 5 Year + 4.20%), 6.75%
(j)
14,952 16,297,680
(USD Swap Semi 5 Year + 4.45%), 6.50%
(j)
2,010 2,219,844
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%),
5.75%
(j)
..................... 400 436,300
(SOFR + 1.01%), 1.00%, 04/01/27 ..... 555 555,321
Intesa Sanpaolo SpA:
5.02%, 06/26/24
(b)
................ 1,500 1,638,465
5.71%, 01/15/26
(b)
................ 1,000 1,120,790
(EUR Swap Annual 5 Year + 7.19%),
7.75%
(a)(j)
.................... EUR 7,405 10,627,288
5.15%, 06/10/30 ................. GBP 1,725 2,652,649
(EUR Swap Annual 5 Year + 6.09%),
5.87%
(a)(j)
.................... EUR 1,900 2,498,291
Itau Unibanco Holding SA, 3.25%, 01/24/25
(b)
USD 3,245 3,307,466
JPMorgan Chase & Co.:
3.38%, 05/01/23 ................. 1,680 1,778,189
(SOFR + 1.16%), 2.30%, 10/15/25
(a)
... 350 364,327
4.25%, 10/01/27 ................. 1,420 1,609,358
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28
(a)
................... 2,585 2,849,140
(LIBOR USD 3 Month + 1.12%), 4.01%,
04/23/29
(a)
................... 100 111,518
(LIBOR USD 3 Month + 1.36%), 3.88%,
07/24/38
(a)
................... 2,335 2,591,148
5.50%, 10/15/40 ................. 970 1,270,674
5.40%, 01/06/42 ................. 480 634,440
5.63%, 08/16/43 ................. 205 272,633
4.95%, 06/01/45 ................. 785 979,408
Series W, (LIBOR USD 3 Month + 1.00%),
1.19%, 05/15/47
(a)
.............. 22,506 19,242,630
Kasikornbank PCL
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.94%),
5.28%
(j)
..................... 4,660 4,900,281
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.70%),
3.34%, 10/02/31 ............... 4,561 4,650,795
KBC Group NV, (EUR Swap Annual 5 Year +
4.69%), 4.75%
(a)(j)
............... EUR 5,000 6,244,628
Lloyds Banking Group plc:
(LIBOR USD 3 Month + 0.81%), 2.91%,
11/07/23
(a)
................... USD 1,000 1,036,099
4.45%, 05/08/25 ................. 500 558,833
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%),
3.87%, 07/09/25
(a)
.............. USD 1,100 $ 1,197,087
(USD Swap Semi 5 Year + 4.50%), 7.50%
(a)
(j)
.......................... 3,975 4,541,437
4.58%, 12/10/25 ................. 2,350 2,623,853
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.75%
(a)(j)
.................... 7,290 8,201,323
Macquarie Bank Ltd.
(a)(j)
:
(USD Swap Semi 5 Year + 3.70%), 6.13%
(b)
31,745 34,152,223
(USD Swap Semi 5 Year + 3.70%), 6.13% 1,680 1,807,395
Mitsubishi UFJ Financial Group, Inc.:
3.54%, 07/26/21 ................. 685 691,781
3.22%, 03/07/22 ................. 1,200 1,231,697
3.76%, 07/26/23 ................. 15 16,070
1.41%, 07/17/25 ................. 1,595 1,593,906
2.05%, 07/17/30 ................. 1,000 962,487
Nanyang Commercial Bank Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.21%), 5.00%
(a)(j)
........... 4,045 4,144,861
National Westminster Bank plc
(a)(j)
:
Series C, (LIBOR USD 3 Month + 0.25%),
0.44% ...................... 2,210 2,137,070
Series A, (LIMEAN USD 6 Month + 0.25%),
0.50% ...................... 380 367,840
Series B, (LIBOR USD 6 Month + 0.25%),
0.50% ...................... 500 484,000
Natwest Group plc:
(USD Swap Semi 5 Year + 7.60%), 8.62%
(a)
(j)
.......................... 26,358 26,984,002
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.15%),
2.36%, 05/22/24
(a)
.............. 590 608,720
5.13%, 05/28/24 ................. 1,360 1,510,688
(LIBOR USD 3 Month + 1.76%), 4.27%,
03/22/25
(a)
................... 800 872,696
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 4.99%), 5.13%
(a)(j)
. GBP 750 1,085,648
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.55%),
3.07%, 05/22/28
(a)
.............. USD 1,970 2,049,859
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%),
3.03%, 11/28/35
(a)
.............. 1,210 1,154,437
Nordea Bank Abp:
0.75%, 08/28/25
(b)
................ 1,745 1,705,037
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(b)(j)
................... 8,175 9,339,937
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(j)
.................... 5,594 6,391,145
PNC Financial Services Group, Inc. (The),
2.55%, 01/22/30 ................ 550 558,098
Rizal Commercial Banking Corp., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 6.24%), 6.50%
(a)(j)
........... 4,500 4,665,937
Santander Holdings USA, Inc., 4.45%, 12/03/21 179 183,048
Santander UK Group Holdings plc:
2.88%, 08/05/21 ................. 1,150 1,159,615
(GBP Swap 5 Year + 5.54%), 7.38%
(a)(j)
. GBP 275 396,638
3.57%, 01/10/23 ................. USD 2,745 2,805,977
(GBP Swap 5 Year + 5.79%), 6.75%
(a)(j)
. GBP 5,825 8,702,887
Santander UK plc, 3.75%, 11/15/21 ...... USD 990 1,010,639

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
Shinhan Financial Group Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.05%), 5.87%
(a)(j)
.... USD 1,420 $ 1,533,600
Societe Generale SA
(a)(j)
:
(USD Swap Semi 5 Year + 4.98%), 7.88% 6,732 7,465,115
(USD Swap Rate 5 Year + 5.87%), 8.00% 3,983 4,671,262
(USD Swap Rate 5 Year + 5.87%), 8.00%
(b)
16,275 19,087,320
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.51%),
5.38%
(b)
..................... 15,900 16,357,125
Standard Chartered plc
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.17%),
1.32%, 10/14/23
(b)
.............. 925 930,874
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%),
6.00%
(j)
..................... 1,200 1,303,620
(LIBOR USD 3 Month + 1.21%), 2.82%,
01/30/26
(b)
................... 1,325 1,377,608
Stichting AK Rabobank Certificaten, 2.19%
(d)(j)
EUR 5,123 7,779,900
Sumitomo Mitsui Financial Group, Inc.:
2.35%, 01/15/25 ................. USD 1,675 1,738,580
2.75%, 01/15/30 ................. 950 966,881
TMB Bank PCL, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.26%),
4.90%
(a)(j)
.................... 4,281 4,294,378
UniCredit SpA:
6.57%, 01/14/22
(b)
................ 2,450 2,554,023
3.75%, 04/12/22
(b)
................ 1,140 1,173,591
(EUR Swap Annual 5 Year + 9.30%),
9.25%
(a)(j)
.................... EUR 4,900 6,247,968
(EUR Swap Annual 5 Year + 6.39%),
6.62%
(a)(j)
.................... 3,800 4,790,480
(USD Swap Semi 5 Year + 5.18%), 8.00%
(a)
(j)
.......................... USD 24,210 26,994,150
(EUR Swap Annual 5 Year + 4.93%),
5.37%
(a)(j)
.................... EUR 1,000 1,238,981
(EURIBOR Swap Rate 5 Year + 7.33%),
7.50%
(a)(j)
.................... 3,260 4,520,700
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%),
2.57%, 09/22/26
(a)(b)
............. USD 835 838,336
(EURIBOR Swap Rate 5 Year + 4.74%),
4.87%, 02/20/29
(a)
.............. EUR 1,000 1,281,175
(EUR Swap Annual 5 Year + 2.40%),
2.00%, 09/23/29
(a)
.............. 400 469,666
(EUR Swap Annual 5 Year + 2.80%),
2.73%, 01/15/32
(a)
.............. 400 477,974
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%),
5.46%, 06/30/35
(a)(b)
............. USD 1,475 1,563,406
Unione di Banche Italiane SpA
(a)
:
(EUR Swap Annual 5 Year + 6.07%),
5.87%
(j)
..................... EUR 2,050 2,593,353
(EUR Swap Annual 5 Year + 5.75%),
5.87%, 03/04/29 ............... 700 924,302
US Bancorp, 3.00%, 07/30/29 ......... USD 200 209,576
Wachovia Capital Trust II, (LIBOR USD 3
Month + 0.50%), 0.74%, 01/15/27
(a)
.... 2,055 1,969,711
Wells Fargo & Co.:
(LIBOR USD 3 Month + 1.31%), 3.58%,
05/22/28
(a)
................... 715 779,540
5.61%, 01/15/44 ................. 350 450,224
4.65%, 11/04/44 ................. 210 241,854
3.90%, 05/01/45 ................. 270 295,703
4.40%, 06/14/46 ................. 525 584,877
Security
Par (000)
Par (000) Value
Banks (continued)
4.75%, 12/07/46 ................. USD 1,000 $ 1,180,290
(LIBOR USD 3 Month + 4.24%), 5.01%,
04/04/51
(a)
................... 1,370 1,756,944
Westpac Banking Corp., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.75%), 2.67%, 11/15/35
(a)
......... 460 436,494
Woori Bank, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.66%),
4.25%
(a)(j)
.................... 4,903 5,123,635
716,411,926
Beverages — 0.1%
Anheuser-Busch Cos. LLC:
4.70%, 02/01/36 ................. 2,590 3,034,104
4.90%, 02/01/46 ................. 1,600 1,911,270
Anheuser-Busch InBev Worldwide, Inc.:
4.75%, 01/23/29 ................. 2,950 3,447,217
4.75%, 04/15/58 ................. 591 681,208
5.80%, 01/23/59 ................. 195 264,461
Central American Bottling Corp., 5.75%,
01/31/27
(b)
.................... 5,119 5,419,741
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 1,095 1,002,267
Embotelladora Andina SA, 3.95%, 01/21/50
(b)
2,515 2,652,539
Primo Water Holdings, Inc., 5.50%, 04/01/25
(b)
500 513,900
Triton Water Holdings, Inc., 6.25%, 04/01/29
(b)
799 814,980
19,741,687
Biotechnology — 0.1%
AbbVie, Inc.:
3.38%, 11/14/21 ................. 365 371,674
3.80%, 03/15/25 ................. 850 928,659
3.60%, 05/14/25 ................. 25 27,236
4.55%, 03/15/35 ................. 350 406,448
4.05%, 11/21/39 ................. 100 111,961
4.40%, 11/06/42 ................. 2,075 2,411,757
4.70%, 05/14/45 ................. 470 556,655
4.45%, 05/14/46 ................. 650 748,909
4.88%, 11/14/48 ................. 840 1,011,704
4.25%, 11/21/49 ................. 150 169,730
Amgen, Inc.:
2.65%, 05/11/22 ................. 1,000 1,023,295
4.56%, 06/15/48 ................. 610 726,593
Biogen, Inc., 3.63%, 09/15/22 ......... 600 627,102
Cidron Aida Finco Sarl:
5.00%, 04/01/28 ................. EUR 682 809,779
6.25%, 04/01/28 ................. GBP 663 923,152
Emergent BioSolutions, Inc., 3.88%, 08/15/28
(b)
USD 704 688,160
Gilead Sciences, Inc.:
4.50%, 02/01/45 ................. 900 1,045,311
4.75%, 03/01/46 ................. 375 453,267
Horizon Therapeutics USA, Inc., 5.50%,
08/01/27
(b)
.................... 1,200 1,281,000
14,322,392
Building Products — 0.2%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(b)
.................... 3,101 3,248,515
Builders FirstSource, Inc.
(b)
:
6.75%, 06/01/27 ................. 1,074 1,155,892
5.00%, 03/01/30 ................. 880 922,724
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(b)
.................... 3,809 4,056,585
CP Atlas Buyer, Inc., 7.00%, 12/01/28
(b)
... 1,794 1,885,584
Forterra Finance LLC, 6.50%, 07/15/25
(b)
.. 3,971 4,268,825
HT Troplast GmbH, 9.25%, 07/15/25 ..... EUR 376 480,068
James Hardie International Finance DAC,
5.00%, 01/15/28
(b)
............... USD 1,484 1,569,330

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Building Products (continued)
JELD-WEN, Inc.
(b)
:
6.25%, 05/15/25 ................. USD 902 $ 958,375
4.63%, 12/15/25 ................. 616 623,700
4.88%, 12/15/27 ................. 86 88,928
Masonite International Corp., 5.38%, 02/01/28
(b)
2,046 2,171,317
PGT Innovations, Inc., 6.75%, 08/01/26
(b)
.. 430 456,875
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(b)
5,799 6,077,352
Standard Industries, Inc.:
2.25%, 11/21/26 ................. EUR 419 498,181
5.00%, 02/15/27
(b)
................ USD 681 709,943
4.75%, 01/15/28
(b)
................ 625 647,875
4.38%, 07/15/30
(b)
................ 4,864 4,907,776
3.38%, 01/15/31
(b)
................ 2,212 2,095,870
Summit Materials LLC
(b)
:
6.50%, 03/15/27 ................. 445 467,806
5.25%, 01/15/29 ................. 1,062 1,108,463
38,399,984
Capital Markets — 1.2%
AG Issuer LLC, 6.25%, 03/01/28
(b)
...... 270 282,487
Compass Group Diversified Holdings LLC
(b)
:
8.00%, 05/01/26 ................. 625 653,812
5.25%, 04/15/29 ................. 2,613 2,739,548
Credit Suisse AG:
3.00%, 10/29/21 ................. 580 588,108
2.80%, 04/08/22 ................. 780 796,391
Credit Suisse Group AG
(a)
:
(USD Swap Semi 5 Year + 4.60%), 7.50%
(b)
(j)
.......................... 6,770 7,158,327
(USD Swap Semi 5 Year + 4.60%), 7.50%
(j)
1,200 1,298,794
(USD Swap Semi 5 Year + 3.46%), 6.25%
(b)
(j)
.......................... 42,134 44,818,863
(USD Swap Semi 5 Year + 3.46%), 6.25%
(j)
600 638,233
(SOFR + 1.56%), 2.59%, 09/11/25
(b)
.... 1,375 1,425,843
(USD Swap Rate 5 Year + 4.33%), 7.25%
(j)
1,000 1,084,800
(SOFR + 2.04%), 2.19%, 06/05/26
(b)
... 3,955 4,019,307
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.37%
(b)(j)
.................... 14,145 15,064,425
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%),
5.25%
(b)(j)
.................... 5,530 5,585,300
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.55%),
4.50%
(b)(j)
.................... 2,485 2,329,688
Deutsche Bank AG:
(SOFR + 2.16%), 2.22%, 09/18/24
(a)
... 3,440 3,531,049
4.50%, 04/01/25 ................. 400 427,475
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.52%),
6.00%
(a)(j)
.................... 8,400 8,505,000
(SOFR + 1.87%), 2.13%, 11/24/26
(a)
.... 595 596,497
(USD Swap Semi 5 Year + 2.25%), 4.30%,
05/24/28
(a)
................... 1,200 1,231,232
(SOFR + 2.76%), 3.73%, 01/14/32
(a)
... 200 193,927
(USD Swap Rate 5 Year + 2.55%), 4.88%,
12/01/32
(a)
................... 700 746,823
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(b)
............... 888 910,871
Dresdner Funding Trust I, 8.15%, 06/30/31
(b)
650 918,125
Goldman Sachs Group, Inc. (The):
(SOFR + 0.57%), 0.67%, 03/08/24
(a)
... 1,400 1,398,901
(LIBOR USD 3 Month + 1.20%), 3.27%,
09/29/25
(a)
................... 930 997,955
3.75%, 02/25/26 ................. 675 741,530
(SOFR + 0.80%), 1.43%, 03/09/27
(a)
... 2,000 1,982,092
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(LIBOR USD 3 Month + 1.30%), 4.22%,
05/01/29
(a)
................... USD 2,075 $ 2,327,769
(SOFR + 1.09%), 1.99%, 01/27/32
(a)
... 340 322,675
6.75%, 10/01/37 ................. 650 918,854
5.15%, 05/22/45 ................. 195 243,744
Huarong Finance 2019 Co. Ltd., 3.63%,
09/30/30 ..................... 5,700 5,628,750
Intercontinental Exchange, Inc.:
3.10%, 09/15/27 ................. 25 27,090
4.25%, 09/21/48 ................. 250 277,649
LPL Holdings, Inc., 4.63%, 11/15/27
(b)
.... 1,092 1,132,950
Morgan Stanley:
4.88%, 11/01/22 ................. 1,235 1,316,709
(SOFR + 1.99%), 2.19%, 04/28/26
(a)
... 2,295 2,371,268
3.95%, 04/23/27 ................. 425 470,294
(LIBOR USD 3 Month + 1.34%), 3.59%,
07/22/28
(a)
................... 1,450 1,580,769
(SOFR + 1.14%), 2.70%, 01/22/31
(a)
... 1,985 2,019,794
(SOFR + 3.12%), 3.62%, 04/01/31
(a)
... 1,225 1,330,037
(SOFR + 1.43%), 2.80%, 01/25/52
(a)
... 250 230,117
MSCI, Inc.
(b)
:
4.75%, 08/01/26 ................. 345 357,420
5.38%, 05/15/27 ................. 1,755 1,876,973
4.00%, 11/15/29 ................. 838 861,849
3.63%, 09/01/30 ................. 1,941 1,973,706
3.88%, 02/15/31 ................. 1,512 1,544,130
Owl Rock Capital Corp.:
4.25%, 01/15/26 ................. 1,104 1,158,570
3.40%, 07/15/26 ................. 680 688,758
Owl Rock Technology Finance Corp., 3.75%,
06/17/26
(b)
.................... 960 981,747
Pershing Square Holdings Ltd., 5.50%,
07/15/22
(b)
.................... 4,100 4,303,719
State Street Corp., (LIBOR USD 3 Month +
1.00%), 1.18%, 06/15/47
(a)
.......... 35,755 30,762,169
SURA Asset Management SA, 4.88%,
04/17/24
(b)
.................... 4,419 4,795,996
UBS AG, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%), 4.38%
(a)(b)
(j)
......................... 6,640 6,550,360
UBS Group AG
(a)
:
(USD Swap Semi 5 Year + 4.34%), 7.00%
(b)
(j)
.......................... 11,500 12,631,485
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%),
1.01%, 07/30/24
(b)
.............. 1,055 1,061,134
(USD Swap Semi 5 Year + 4.87%), 7.00%
(j)
5,345 6,093,300
(USD Swap Semi 5 Year + 4.59%), 6.87%
(j)
5,176 5,838,476
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.86%),
5.12%
(j)
..................... 1,200 1,271,105
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%),
1.36%, 01/30/27
(b)
.............. 530 522,285
214,137,054
Chemicals — 0.5%
Air Products & Chemicals, Inc., 1.50%,
10/15/25 ..................... 220 223,197
Alpek SAB de CV, 3.25%, 02/25/31
(b)
..... 365 359,616
Ashland LLC, 4.75%, 08/15/22
(d)
........ 93 96,488
Ashland Services BV, 2.00%, 01/30/28 .... EUR 520 605,230
Avient Corp., 5.25%, 03/15/23 ......... USD 400 430,802
Axalta Coating Systems LLC
(b)
:
4.75%, 06/15/27 ................. 660 689,898
3.38%, 02/15/29 ................. 1,268 1,236,554

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Chemicals (continued)
Blue Cube Spinco LLC, 10.00%, 10/15/25 .. USD 3,465 $ 3,655,575
CeramTec BondCo GmbH, 5.25%, 12/15/25 EUR 400 474,944
CF Industries, Inc., 4.95%, 06/01/43 ..... USD 900 1,030,797
Chemours Co. (The):
4.00%, 05/15/26 ................. EUR 400 474,432
5.38%, 05/15/27 ................. USD 674 714,440
5.75%, 11/15/28
(b)
................ 2,581 2,717,574
CVR Partners LP, 9.25%, 06/15/23
(b)
..... 300 302,625
Dow Chemical Co. (The), 3.60%, 11/15/50 . 135 136,116
DuPont de Nemours, Inc.:
5.32%, 11/15/38 ................. 375 471,042
5.42%, 11/15/48 ................. 250 322,265
Eastman Chemical Co., 4.80%, 09/01/42 .. 220 261,391
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 9,960 9,828,029
Equate Petrochemical BV, 4.25%, 11/03/26
(b)
4,923 5,362,993
Gates Global LLC, 6.25%, 01/15/26
(b)
..... 3,414 3,576,165
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
.................... 1,931 1,986,420
GPD Cos., Inc., 10.13%, 04/01/26
(b)
...... 110 120,725
HB Fuller Co., 4.25%, 10/15/28 ........ 933 947,984
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... 2,258 2,540,927
INEOS Group Holdings SA, 5.63%, 08/01/24
(b)
400 405,000
Ingevity Corp., 3.88%, 11/01/28
(b)
....... 933 905,010
Kraton Polymers LLC:
4.25%, 12/15/25
(b)
................ 395 396,481
5.25%, 05/15/26 ................. EUR 583 703,167
Kronos International, Inc., 3.75%, 09/15/25 . 200 237,913
LYB International Finance III LLC:
2.88%, 05/01/25 ................. USD 1,250 1,319,474
4.20%, 10/15/49 ................. 125 132,818
4.20%, 05/01/50 ................. 55 59,127
LyondellBasell Industries NV, 4.63%, 02/26/55 220 244,614
Methanex Corp.:
5.13%, 10/15/27 ................. 300 306,750
5.25%, 12/15/29 ................. 600 618,861
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
1,043 1,075,594
Monitchem HoldCo 2 SA, 9.50%, 09/15/26 . EUR 600 770,464
Monitchem HoldCo 3 SA, 5.25%, 03/15/25 . 807 973,577
NewMarket Corp., 2.70%, 03/18/31 ...... USD 530 517,051
Nouryon Holding BV, 6.50%, 10/01/26 .... EUR 200 246,267
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
. USD 311 324,995
Nutrition & Biosciences, Inc.
(b)
:
1.23%, 10/01/25 ................. 1,765 1,734,710
3.47%, 12/01/50 ................. 835 818,434
OCI NV:
3.13%, 11/01/24 ................. EUR 400 480,291
5.25%, 11/01/24
(b)
................ USD 660 686,400
3.63%, 10/15/25 ................. EUR 640 782,425
Pearl Holding III Ltd., 9.50%, 12/11/22 .... USD 1,200 362,964
Phosagro OAO, 3.05%, 01/23/25
(b)
...... 4,047 4,138,058
PQ Corp., 5.75%, 12/15/25
(b)
.......... 6,909 7,081,725
Rain CII Carbon LLC, 7.25%, 04/01/25
(b)
... 400 414,084
Rayonier AM Products, Inc., 7.63%, 01/15/26
(b)
1,720 1,827,500
Sasol Financing USA LLC:
4.38%, 09/18/26 ................. 1,650 1,677,060
5.50%, 03/18/31 ................. 2,705 2,644,138
Scotts Miracle-Gro Co. (The):
4.50%, 10/15/29 ................. 1,070 1,103,116
4.00%, 04/01/31
(b)
................ 2,002 1,973,972
Sherwin-Williams Co. (The):
3.45%, 06/01/27 ................. 289 315,408
4.50%, 06/01/47 ................. 150 175,233
3.30%, 05/15/50 ................. 175 172,694
SPCM SA, 4.88%, 09/15/25
(b)
......... 400 410,520
Synthomer plc, 3.88%, 07/01/25 ........ EUR 170 207,710
Security
Par (000)
Par (000) Value
Chemicals (continued)
Trinseo Materials Operating SCA
(b)
:
5.38%, 09/01/25 ................. USD 625 $ 642,437
5.13%, 04/01/29 ................. 479 493,969
Tronox, Inc.
(b)
:
6.50%, 05/01/25 ................. 165 176,962
6.50%, 04/15/26 ................. 500 517,400
4.63%, 03/15/29 ................. 570 570,713
Valvoline, Inc., 3.63%, 06/15/31
(b)
....... 9 8,707
WR Grace & Co.-Conn., 5.63%, 10/01/24
(b)
. 439 481,802
Yingde Gases Investment Ltd., 6.25%,
01/19/23
(b)
.................... 630 650,081
78,351,905
Commercial Services & Supplies — 0.6%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
6,885 6,996,881
Allied Universal Holdco LLC
(b)
:
6.63%, 07/15/26 ................. 17,127 18,162,841
9.75%, 07/15/27 ................. 6,943 7,617,860
APX Group, Inc.:
7.88%, 12/01/22 ................. 3,377 3,389,664
8.50%, 11/01/24 ................. 414 429,525
6.75%, 02/15/27
(b)
................ 1,785 1,914,805
Aramark Services, Inc.:
5.00%, 04/01/25
(b)
................ 3,523 3,606,671
6.38%, 05/01/25
(b)
................ 1,537 1,629,220
4.75%, 06/01/26 ................. 350 359,800
5.00%, 02/01/28
(b)
................ 1,105 1,146,714
Brink's Co. (The)
(b)
:
5.50%, 07/15/25 ................. 102 107,737
4.63%, 10/15/27 ................. 425 435,487
Cimpress plc, 7.00%, 06/15/26
(b)
........ 305 321,988
Clean Harbors, Inc.
(b)
:
4.88%, 07/15/27 ................. 1,927 2,032,985
5.13%, 07/15/29 ................. 1,050 1,114,711
Covanta Holding Corp., 5.00%, 09/01/30 .. 796 803,960
Garda World Security Corp.
(b)
:
4.63%, 02/15/27 ................. 2,119 2,119,000
9.50%, 11/01/27 ................. 1,740 1,925,954
GFL Environmental, Inc.
(b)
:
4.25%, 06/01/25 ................. 535 551,050
3.75%, 08/01/25 ................. 2,682 2,722,230
5.13%, 12/15/26 ................. 5,236 5,517,435
8.50%, 05/01/27 ................. 3,028 3,334,585
4.00%, 08/01/28 ................. 3,975 3,845,812
3.50%, 09/01/28 ................. 1,663 1,613,110
IAA, Inc., 5.50%, 06/15/27
(b)
.......... 3,513 3,684,259
Intrum AB:
4.88%, 08/15/25 ................. EUR 438 536,114
3.50%, 07/15/26 ................. 952 1,112,816
3.00%, 09/15/27 ................. 500 568,225
IPD 3 BV, 5.50%, 12/01/25 ........... 449 543,392
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... USD 2,224 2,262,920
Nielsen Co. Luxembourg SARL (The), 5.00%,
02/01/25
(b)
.................... 20 20,450
Nielsen Finance LLC
(b)
:
5.63%, 10/01/28 ................. 3,715 3,905,393
5.88%, 10/01/30 ................. 2,037 2,207,599
Prime Security Services Borrower LLC
(b)
:
5.25%, 04/15/24 ................. 1,494 1,593,575
5.75%, 04/15/26 ................. 4,232 4,579,236
3.38%, 08/31/27 ................. 1,699 1,648,030
6.25%, 01/15/28 ................. 1,869 1,945,610
Republic Services, Inc.:
0.88%, 11/15/25 ................. 335 327,898
2.30%, 03/01/30 ................. 600 596,018

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Ritchie Bros Auctioneers, Inc., 5.38%,
01/15/25
(b)
.................... USD 340 $ 349,809
Stericycle, Inc., 3.88%, 01/15/29
(b)
....... 1,523 1,503,962
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26 ................ EUR 1,004 1,221,543
Tuspark Forward Ltd., 7.95%, 08/15/21 ... USD 600 581,813
Verisure Holding AB:
3.50%, 05/15/23 ................. EUR 1,205 1,426,822
(EURIBOR 3 Month + 5.00%), 5.00%,
04/15/25
(a)
................... 346 413,261
3.88%, 07/15/26 ................. 538 650,379
3.25%, 02/15/27 ................. 1,626 1,921,111
Verisure Midholding AB, 5.25%, 02/15/29 .. 901 1,091,471
Waste Management, Inc.:
1.50%, 03/15/31 ................. USD 385 355,928
2.50%, 11/15/50 ................. 180 155,465
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... 4,015 4,110,356
111,013,480
Communications Equipment — 0.2%
Avaya, Inc., 6.13%, 09/15/28
(b)
......... 8,287 8,797,189
CommScope Technologies LLC
(b)
:
6.00%, 06/15/25 ................. 2,819 2,875,521
5.00%, 03/15/27 ................. 2,447 2,424,071
CommScope, Inc.
(b)
:
5.50%, 03/01/24 ................. 5,097 5,256,281
6.00%, 03/01/26 ................. 2,857 3,010,378
8.25%, 03/01/27 ................. 399 426,930
7.13%, 07/01/28 ................. 1,745 1,853,330
Motorola Solutions, Inc.:
4.60%, 05/23/29 ................. 1,025 1,162,665
2.30%, 11/15/30 ................. 680 643,134
Nokia OYJ:
4.38%, 06/12/27 ................. 380 402,800
6.63%, 05/15/39 ................. 2,016 2,480,809
Plantronics, Inc., 4.75%, 03/01/29
(b)
...... 910 894,075
ViaSat, Inc.
(b)
:
5.63%, 04/15/27 ................. 5,405 5,669,386
6.50%, 07/15/28 ................. 6,235 6,565,829
42,462,398
Construction & Engineering — 0.2%
AECOM:
5.88%, 10/15/24 ................. 1,580 1,775,209
5.13%, 03/15/27 ................. 1,650 1,795,406
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
.................... 1,800 1,865,813
Brand Industrial Services, Inc., 8.50%,
07/15/25
(b)
.................... 3,391 3,417,450
Brundage-Bone Concrete Pumping Holdings,
Inc., 6.00%, 02/01/26
(b)
............ 1,755 1,829,587
China City Construction International Co. Ltd.,
5.35%, 07/03/17
(c)(e)(k)
............. CNY 6,794 —
Delhi International Airport Ltd., 6.13%, 10/31/26 USD 1,000 1,019,688
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.. 1,240 1,243,100
GMR Hyderabad International Airport Ltd.:
5.38%, 04/10/24 ................. 6,136 6,304,740
4.25%, 10/27/27 ................. 630 600,666
Heathrow Finance plc
(d)
:
5.25%, 03/01/24 ................. GBP 200 288,540
4.62%, 09/01/29 ................. 1,071 1,493,608
MasTec, Inc., 4.50%, 08/15/28
(b)
........ USD 2,133 2,212,987
Mexico City Airport Trust, 4.25%, 10/31/26
(b)
5,101 5,383,149
New Enterprise Stone & Lime Co., Inc., 9.75%,
07/15/28
(b)
.................... 488 546,560
Pike Corp., 5.50%, 09/01/28
(b)
......... 2,022 2,057,385
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
PowerTeam Services LLC, 9.03%, 12/04/25
(b)
USD 495 $ 545,737
Tutor Perini Corp., 6.88%, 05/01/25
(b)
..... 2,000 2,068,100
Weekley Homes LLC, 4.88%, 09/15/28
(b)
... 125 128,125
Zhejiang Baron BVI Co. Ltd., 6.80%, 08/27/21 2,995 3,055,836
37,631,686
Construction Materials — 0.0%
(b)
Cemex SAB de CV:
5.20%, 09/17/30 ................. 3,925 4,229,187
3.88%, 07/11/31 ................. 1,072 1,046,808
US Concrete, Inc., 5.13%, 03/01/29 ...... 80 82,400
5,358,395
Consumer Finance — 0.7%
AerCap Ireland Capital DAC:
3.15%, 02/15/24 ................. 2,650 2,761,152
1.75%, 01/30/26 ................. 745 723,592
Ally Financial, Inc.:
1.45%, 10/02/23 ................. 720 730,900
5.75%, 11/20/25 ................. 975 1,107,675
8.00%, 11/01/31 ................. 6,210 8,648,505
American Honda Finance Corp.:
1.95%, 05/10/23 ................. 590 607,235
1.00%, 09/10/25 ................. 1,360 1,339,143
Capital One Financial Corp., 3.80%, 01/31/28 860 945,261
Caterpillar Financial Services Corp., 2.95%,
02/26/22 ..................... 890 911,197
Cembra Money Bank AG, 0.00%, 07/09/26
(h)(l)
CHF 800 866,317
Credit Acceptance Corp., 6.63%, 03/15/26 . USD 680 715,700
Curo Group Holdings Corp., 8.25%, 09/01/25
(b)
250 250,625
Encore Capital Group, Inc.:
4.88%, 10/15/25 ................. EUR 444 548,561
5.38%, 02/15/26 ................. GBP 300 430,930
Enova International, Inc., 8.50%, 09/15/25
(b)
. USD 2,260 2,345,428
Ford Motor Credit Co. LLC:
5.88%, 08/02/21 ................. 2,319 2,350,191
5.60%, 01/07/22 ................. 551 566,059
2.98%, 08/03/22 ................. 3,104 3,150,560
3.35%, 11/01/22 ................. 3,011 3,071,822
3.09%, 01/09/23 ................. 433 440,028
4.14%, 02/15/23 ................. 1,178 1,217,345
3.10%, 05/04/23 ................. 367 372,964
4.38%, 08/06/23 ................. 586 612,897
3.81%, 01/09/24 ................. 1,775 1,830,469
5.58%, 03/18/24 ................. 1,700 1,834,793
1.74%, 07/19/24 ................. EUR 100 117,780
1.36%, 02/07/25 ................. 200 231,608
4.69%, 06/09/25 ................. USD 200 212,265
5.13%, 06/16/25 ................. 8,528 9,210,240
4.13%, 08/04/25 ................. 3,078 3,219,357
3.25%, 09/15/25 ................. EUR 250 311,577
3.38%, 11/13/25 ................. USD 724 736,308
2.33%, 11/25/25 ................. EUR 1,800 2,164,687
4.39%, 01/08/26 ................. USD 2,800 2,942,996
2.39%, 02/17/26 ................. EUR 200 240,945
4.13%, 08/17/27 ................. USD 319 329,368
3.82%, 11/02/27 ................. 297 300,341
2.90%, 02/16/28 ................. 2,240 2,152,080
4.00%, 11/13/30 ................. 1,605 1,592,144
General Motors Financial Co., Inc.:
3.55%, 04/09/21 ................. 2,000 2,000,702
4.20%, 11/06/21 ................. 640 653,818
3.55%, 07/08/22 ................. 1,690 1,750,645
3.25%, 01/05/23 ................. 5,750 5,989,718
Global Aircraft Leasing Co. Ltd., 0.00%, (0.00%
Cash or 7.25% PIK), 09/15/24
(b)(i)
...... 3,313 3,087,009

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
goeasy Ltd., 5.38%, 12/01/24
(b)
........ USD 995 $ 1,031,069
John Deere Capital Corp., 2.60%, 03/07/24 . 205 217,118
King Talent Management Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.52%), 5.60%
(a)(j)
........... 936 823,095
Manappuram Finance Ltd., 5.90%, 01/13/23 6,044 6,249,874
Muthoot Finance Ltd., 4.40%, 09/02/23 ... 5,715 5,797,153
Navient Corp.:
7.25%, 09/25/23 ................. 628 679,705
6.13%, 03/25/24 ................. 1,821 1,927,984
5.88%, 10/25/24 ................. 600 630,066
6.75%, 06/15/26 ................. 2,820 3,056,880
5.00%, 03/15/27 ................. 500 501,250
4.88%, 03/15/28 ................. 485 474,694
OneMain Finance Corp.:
6.13%, 05/15/22 ................. 800 838,000
5.63%, 03/15/23 ................. 630 667,013
6.13%, 03/15/24 ................. 885 955,800
6.88%, 03/15/25 ................. 3,103 3,529,430
7.13%, 03/15/26 ................. 6,074 7,005,448
6.63%, 01/15/28 ................. 3,075 3,484,928
5.38%, 11/15/29 ................. 47 49,996
4.00%, 09/15/30 ................. 8 7,780
Shriram Transport Finance Co. Ltd.:
5.95%, 10/24/22 ................. 3,988 4,085,208
5.10%, 07/16/23 ................. 8,077 8,205,727
SLM Corp., 4.20%, 10/29/25 .......... 450 472,509
Toyota Motor Credit Corp.:
2.90%, 03/30/23 ................. 350 367,193
1.15%, 08/13/27 ................. 1,525 1,477,374
3.38%, 04/01/30 ................. 327 354,933
128,513,164
Containers & Packaging — 0.5%
ARD Finance SA, 6.50%, 06/30/27
(b)
..... 7,635 8,016,869
Ardagh Metal Packaging Finance USA LLC:
2.00%, 09/01/28 ................. EUR 788 923,736
3.00%, 09/01/29 ................. 759 884,499
4.00%, 09/01/29
(b)
................ USD 8,128 8,114,751
Ardagh Packaging Finance plc
(b)
:
5.25%, 04/30/25 ................. 1,518 1,595,395
4.13%, 08/15/26 ................. 5,183 5,311,176
5.25%, 08/15/27 ................. 6,990 7,130,359
Ball Corp.:
4.00%, 11/15/23 ................. 300 318,938
5.25%, 07/01/25 ................. 1,163 1,314,190
2.88%, 08/15/30 ................. 350 337,137
Berry Global, Inc., 1.57%, 01/15/26
(b)
..... 1,595 1,569,831
CANPACK SA, 3.13%, 11/01/25
(b)
....... 810 821,391
Cascades, Inc.
(b)
:
5.13%, 01/15/26 ................. 800 849,000
5.38%, 01/15/28 ................. 940 987,000
Crown Americas LLC:
4.50%, 01/15/23 ................. 750 788,906
4.75%, 02/01/26 ................. 4,815 4,993,155
4.25%, 09/30/26 ................. 4,926 5,233,875
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 368 442,980
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
655 696,756
Graphic Packaging International LLC
(b)
:
3.50%, 03/15/28 ................. 200 199,000
3.50%, 03/01/29 ................. 599 582,528
Greif, Inc., 6.50%, 03/01/27
(b)
.......... 495 521,606
Intelligent Packaging Ltd. Finco, Inc., 6.00%,
09/15/28
(b)
.................... 2,524 2,606,030
International Paper Co., 4.35%, 08/15/48 .. 470 543,220
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
... 2,905 2,759,750
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Kleopatra Finco SARL, 4.25%, 03/01/26 ... EUR 438 $ 512,883
LABL Escrow Issuer LLC
(b)
:
6.75%, 07/15/26 ................. USD 2,675 2,865,594
10.50%, 07/15/27 ................ 1,059 1,179,302
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
............... 3,999 4,053,986
OI European Group BV:
3.13%, 11/15/24 ................. EUR 200 242,444
2.88%, 02/15/25 ................. 566 670,718
Owens-Brockway Glass Container, Inc., 5.88%,
08/15/23
(b)
.................... USD 450 482,063
Plastipak Holdings, Inc., 6.25%, 10/15/25
(b)
. 350 360,063
Sealed Air Corp.
(b)
:
5.25%, 04/01/23 ................. 486 514,553
4.00%, 12/01/27 ................. 523 535,421
Silgan Holdings, Inc., 4.13%, 02/01/28 .... 725 744,807
Trivium Packaging Finance BV
(d)
:
3.75%, 08/15/26 ................. EUR 303 364,034
5.50%, 08/15/26
(b)
................ USD 7,598 7,968,402
8.50%, 08/15/27
(b)
................ 11,326 12,290,975
WRKCo, Inc., 3.75%, 03/15/25 ......... 325 354,650
90,681,973
Distributors — 0.1%
(b)
American Builders & Contractors Supply Co.,
Inc., 4.00%, 01/15/28 ............. 4,991 4,991,000
Core & Main LP, 6.13%, 08/15/25 ....... 12,018 12,334,554
Performance Food Group, Inc., 5.50%,
10/15/27 ..................... 250 261,440
Wolverine Escrow LLC:
8.50%, 11/15/24 ................. 345 344,137
9.00%, 11/15/26 ................. 796 795,244
18,726,375
Diversified Consumer Services — 0.1%
Adtalem Global Education, Inc., 5.50%,
03/01/28
(b)
.................... 1,918 1,893,661
Bright Scholar Education Holdings Ltd., 7.45%,
07/31/22 ..................... 4,564 4,733,724
Carriage Services, Inc., 6.63%, 06/01/26
(b)
. 1,600 1,680,000
frontdoor, Inc., 6.75%, 08/15/26
(b)
....... 1,973 2,098,779
Graham Holdings Co., 5.75%, 06/01/26
(b)
.. 998 1,043,010
Laureate Education, Inc., 8.25%, 05/01/25
(b)
70 73,150
Rekeep SpA, 7.25%, 02/01/26 ......... EUR 1,260 1,578,818
Service Corp. International:
4.63%, 12/15/27 ................. USD 833 877,774
5.13%, 06/01/29 ................. 716 768,411
3.38%, 08/15/30 ................. 1,731 1,689,542
Sotheby's, 7.38%, 10/15/27
(b)
.......... 4,779 5,167,819
21,604,688
Diversified Financial Services — 0.3%
Arrow Global Finance plc, 5.13%, 09/15/24 . GBP 908 1,262,356
Cabot Financial Luxembourg SA, 7.50%,
10/01/23 ..................... 1,039 1,460,896
CPI CG, Inc., 8.63%, 03/15/26
(b)
........ USD 325 340,437
Fairstone Financial, Inc., 7.88%, 07/15/24
(b)
. 1,217 1,277,850
Garfunkelux Holdco 3 SA:
6.75%, 11/01/25 ................. EUR 932 1,129,557
7.75%, 11/01/25 ................. GBP 544 774,910
GE Capital Funding LLC, 3.45%, 05/15/25
(b)
USD 2,630 2,843,504
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 ............. 3,125 3,577,375
MPH Acquisition Holdings LLC, 5.75%,
11/01/28
(b)
.................... 6,219 6,063,525
NTT Finance Corp., 1.16%, 04/03/26
(b)
.... 1,645 1,623,278

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Operadora de Servicios Mega SA de CV
SOFOM ER, 8.25%, 02/11/25
(b)
....... USD 3,375 $ 3,409,383
Petronas Capital Ltd., 3.50%, 04/21/30
(b)
... 4,599 4,911,962
ProGroup AG, 3.00%, 03/31/26 ........ EUR 200 237,570
REC Ltd., 2.25%, 09/01/26 ........... USD 6,000 5,844,168
Sabre GLBL, Inc.
(b)
:
9.25%, 04/15/25 ................. 2,322 2,768,985
7.38%, 09/01/25 ................. 1,453 1,585,659
Shell International Finance BV:
2.38%, 11/07/29 ................. 20 20,183
4.38%, 05/11/45 ................. 10 11,706
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 3,037 3,150,888
Siemens Financieringsmaatschappij NV
(b)
:
0.65%, 03/11/24 ................. 880 879,646
2.88%, 03/11/41 ................. 1,570 1,512,385
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. 14,394 15,433,535
60,119,758
Diversified Telecommunication Services — 1.6%
Altice France Holding SA:
8.00%, 05/15/27
(b)
................ EUR 500 636,190
8.00%, 05/15/27 ................. 299 380,441
10.50%, 05/15/27
(b)
............... USD 14,913 16,772,950
6.00%, 02/15/28
(b)
................ 2,886 2,843,547
Altice France SA:
2.50%, 01/15/25 ................. EUR 817 934,239
7.38%, 05/01/26
(b)
................ USD 7,274 7,565,687
5.88%, 02/01/27 ................. EUR 1,400 1,748,496
8.13%, 02/01/27
(b)
................ USD 11,961 13,110,452
5.50%, 01/15/28
(b)
................ 5,133 5,259,991
4.13%, 01/15/29 ................. EUR 1,499 1,758,159
5.13%, 01/15/29
(b)
................ USD 894 905,175
AT&T, Inc.:
2.63%, 12/01/22 ................. 416 428,889
4.35%, 03/01/29 ................. 25 28,279
2.55%, 12/01/33
(b)
................ 795 754,766
4.50%, 05/15/35 ................. 2,250 2,537,696
5.25%, 03/01/37 ................. 700 844,534
5.15%, 03/15/42 ................. 1,150 1,388,972
4.65%, 06/01/44 ................. 200 225,277
3.50%, 09/15/53
(b)
................ 380 351,172
3.55%, 09/15/55
(b)
................ 926 847,388
3.80%, 12/01/57
(b)
................ 615 585,103
3.65%, 09/15/59
(b)
................ 406 371,112
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15
(e)(k)
1,000 4,987
CCO Holdings LLC
(b)
:
4.00%, 03/01/23 ................. 165 166,619
5.13%, 05/01/27 ................. 4,578 4,840,388
5.88%, 05/01/27 ................. 630 650,160
5.00%, 02/01/28 ................. 1,891 2,000,016
5.38%, 06/01/29 ................. 5,674 6,085,365
4.75%, 03/01/30 ................. 4,890 5,067,263
4.50%, 08/15/30 ................. 6,425 6,548,360
4.25%, 02/01/31 ................. 4,661 4,671,347
4.50%, 05/01/32 ................. 6,587 6,669,338
Cellnex Telecom SA
(h)
:
0.50%, 07/05/28 ................. EUR 400 599,944
0.75%, 11/20/31 ................. 3,100 3,499,698
Cincinnati Bell, Inc.
(b)
:
7.00%, 07/15/24 ................. USD 2,681 2,764,781
8.00%, 10/15/25 ................. 680 723,292
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
.................... 5,422 5,856,465
Deutsche Telekom International Finance BV,
8.75%, 06/15/30
(d)
............... 12 17,797
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Frontier Communications Corp.
(b)
:
5.88%, 10/15/27 ................. USD 3,485 $ 3,694,100
5.00%, 05/01/28 ................. 5,279 5,376,028
6.75%, 05/01/29 ................. 3,621 3,819,069
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(b)(d)
................... 2,572 2,662,020
Koninklijke KPN NV, (USD Swap Semi 10 Year
+ 5.21%), 7.00%, 03/28/73
(a)(b)
....... 200 213,946
Level 3 Financing, Inc.:
5.38%, 05/01/25 ................. 550 561,550
4.63%, 09/15/27
(b)
................ 2,262 2,327,983
4.25%, 07/01/28
(b)
................ 2,442 2,469,619
3.75%, 07/15/29
(b)
................ 3,103 3,036,751
Liquid Telecommunications Financing plc,
5.50%, 09/04/26
(b)
............... 775 815,687
Lorca Telecom Bondco SA:
4.00%, 09/18/27 ................. EUR 1,428 1,716,327
Lumen Technologies, Inc.:
Series W, 6.75%, 12/01/23 .......... USD 1,103 1,217,558
Series Y, 7.50%, 04/01/24 .......... 2,989 3,350,220
5.13%, 12/15/26
(b)
................ 8,708 9,172,833
4.00%, 02/15/27
(b)
................ 3,727 3,806,870
4.50%, 01/15/29
(b)
................ 5,072 4,946,722
Series P, 7.60%, 09/15/39 .......... 2,050 2,347,250
Series U, 7.65%, 03/15/42 .......... 2,821 3,208,887
Network i2i Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.27%),
5.65%
(a)(j)
.................... 10,215 10,786,402
Oi SA, 10.00%, (10.00% Cash or 4.00% PIK),
07/27/25
(i)
.................... 1,102 1,151,590
QualityTech LP, 3.88%, 10/01/28
(b)
...... 2,449 2,436,755
Sable International Finance Ltd., 5.75%,
09/07/27
(b)
.................... 750 790,312
Sprint Capital Corp.:
6.88%, 11/15/28 ................. 9,201 11,602,185
8.75%, 03/15/32 ................. 6,338 9,372,317
Switch Ltd., 3.75%, 09/15/28
(b)
......... 3,299 3,248,591
Telecom Italia Capital SA:
6.38%, 11/15/33 ................. 2,987 3,515,878
6.00%, 09/30/34 ................. 5,359 6,077,910
7.20%, 07/18/36 ................. 333 420,257
Telecom Italia Finance SA, 7.75%, 01/24/33 EUR 610 1,049,328
Telecom Italia SpA:
5.30%, 05/30/24
(b)
................ USD 2,046 2,215,972
2.38%, 10/12/27 ................. EUR 600 725,093
1.63%, 01/18/29 ................. 1,349 1,545,574
Telefonica Emisiones SA, 4.67%, 03/06/38 . USD 1,075 1,214,140
Telesat Canada
(b)
:
4.88%, 06/01/27 ................. 4,640 4,640,000
6.50%, 10/15/27 ................. 2,745 2,749,721
Verizon Communications, Inc.:
3.88%, 02/08/29 ................. 2,575 2,864,551
4.02%, 12/03/29 ................. 24 26,845
1.50%, 09/18/30 ................. 285 261,662
1.68%, 10/30/30
(b)
................ 711 659,620
2.55%, 03/21/31 ................. 420 419,619
4.50%, 08/10/33 ................. 900 1,045,369
4.27%, 01/15/36 ................. 2,805 3,170,446
2.65%, 11/20/40 ................. 1,000 913,851
3.40%, 03/22/41 ................. 465 472,061
3.85%, 11/01/42 ................. 480 515,056
4.86%, 08/21/46 ................. 455 545,839
3.55%, 03/22/51 ................. 255 254,642
Virgin Media Finance plc:
3.75%, 07/15/30 ................. EUR 661 775,790

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
5.00%, 07/15/30
(b)
................ USD 200 $ 199,750
Virgin Media Secured Finance plc:
5.50%, 08/15/26
(b)
................ 500 518,802
5.25%, 05/15/29 ................. GBP 100 147,166
5.50%, 05/15/29
(b)
................ USD 5,411 5,742,424
4.50%, 08/15/30
(b)
................ 2,181 2,200,084
Windstream Escrow LLC, 7.75%, 08/15/28
(b)
680 692,529
Zayo Group Holdings, Inc.
(b)
:
4.00%, 03/01/27 ................. 16,550 16,260,375
6.13%, 03/01/28 ................. 10,488 10,763,310
277,179,571
Electric Utilities — 0.6%
AEP Transmission Co. LLC, 3.15%, 09/15/49 75 73,249
AES Panama Generation Holdings SRL,
4.38%, 05/31/30
(b)
............... 3,145 3,253,974
American Electric Power Co., Inc., Series I,
3.65%, 12/01/21 ................ 430 439,265
Baltimore Gas & Electric Co.:
3.20%, 09/15/49 ................. 525 509,783
2.90%, 06/15/50 ................. 116 107,260
Drax Finco plc, 6.63%, 11/01/25
(b)
....... 450 465,187
DTE Electric Co.:
Series C, 2.63%, 03/01/31 .......... 4 4,100
Series A, 4.05%, 05/15/48 .......... 675 764,675
Duke Energy Carolinas LLC:
6.05%, 04/15/38 ................. 925 1,252,940
3.70%, 12/01/47 ................. 600 637,362
3.20%, 08/15/49 ................. 982 963,008
Duke Energy Corp., 2.45%, 06/01/30 ..... 1,485 1,465,341
Duke Energy Florida LLC:
2.50%, 12/01/29 ................. 2,225 2,269,021
1.75%, 06/15/30 ................. 255 241,174
3.85%, 11/15/42 ................. 320 343,621
Duke Energy Progress LLC, 3.45%, 03/15/29 2,868 3,117,505
Entergy Corp., 0.90%, 09/15/25 ........ 2,110 2,060,442
Eversource Energy, 2.80%, 05/01/23 ..... 690 718,165
Exelon Corp.:
3.95%, 06/15/25 ................. 1,025 1,120,075
4.70%, 04/15/50 ................. 250 299,452
FirstEnergy Corp.:
Series B, 4.40%, 07/15/27
(d)
......... 2,068 2,223,100
2.65%, 03/01/30 ................. 1,145 1,088,830
Series B, 2.25%, 09/01/30 .......... 161 149,328
Series C, 7.38%, 11/15/31 .......... 700 936,047
Series C, 5.35%, 07/15/47
(d)
......... 4,851 5,448,509
Series C, 3.40%, 03/01/50 .......... 1,491 1,304,625
FirstEnergy Transmission LLC
(b)
:
4.35%, 01/15/25 ................. 1,235 1,338,739
5.45%, 07/15/44 ................. 3,222 3,722,571
4.55%, 04/01/49 ................. 1,448 1,526,992
Florida Power & Light Co.:
3.70%, 12/01/47 ................. 475 516,318
3.15%, 10/01/49 ................. 650 654,169
Greenko Investment Co., 4.88%, 08/16/23 . 2,238 2,273,668
Huachen Energy Co. Ltd., 6.63%, 05/18/20
(e)(k)
901 346,603
Kallpa Generacion SA, 4.88%, 05/24/26 ... 4,804 5,239,362
MidAmerican Energy Co.:
3.65%, 04/15/29 ................. 825 915,150
4.25%, 07/15/49 ................. 1,175 1,380,006
Mong Duong Finance Holdings BV, 5.13%,
05/07/29 ..................... 9,160 9,180,038
NextEra Energy Capital Holdings, Inc.:
2.75%, 05/01/25 ................. 257 271,583
3.55%, 05/01/27 ................. 975 1,070,087
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
NextEra Energy Operating Partners LP
(b)
:
4.25%, 07/15/24 ................. USD 365 $ 384,162
4.25%, 09/15/24 ................. 35 36,925
Northern States Power Co.:
2.90%, 03/01/50 ................. 350 334,334
2.60%, 06/01/51 ................. 360 322,372
NRG Energy, Inc.:
7.25%, 05/15/26 ................. 425 442,000
6.63%, 01/15/27 ................. 2,915 3,031,600
2.45%, 12/02/27
(b)
................ 800 795,174
5.75%, 01/15/28 ................. 14 14,875
5.25%, 06/15/29
(b)
................ 261 279,270
3.63%, 02/15/31
(b)
................ 2,181 2,126,475
Ohio Power Co., 4.00%, 06/01/49 ....... 975 1,088,731
Oncor Electric Delivery Co. LLC:
3.75%, 04/01/45 ................. 840 902,279
3.70%, 05/15/50 ................. 1,305 1,402,141
Pacific Gas & Electric Co.:
(LIBOR USD 3 Month + 1.38%), 1.57%,
11/15/21
(a)
................... 2,330 2,334,454
3.45%, 07/01/25 ................. 1,460 1,545,079
3.30%, 12/01/27 ................. 1,065 1,112,227
4.45%, 04/15/42 ................. 475 468,774
4.00%, 12/01/46 ................. 258 239,401
4.95%, 07/01/50 ................. 587 603,257
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 3,152 3,203,220
PG&E Corp., 5.25%, 07/01/30 ......... 1,992 2,111,520
PPL Electric Utilities Corp., 3.95%, 06/01/47 125 137,745
Progress Energy, Inc., 6.00%, 12/01/39 ... 350 450,771
Public Power Corp. SA:
3.88%, 03/30/26 ................. EUR 1,007 1,200,211
Public Service Co. of Colorado, Series 34,
3.20%, 03/01/50 ................ USD 600 601,264
Southern California Edison Co.:
1.10%, 04/01/24 ................. 1,200 1,199,984
4.00%, 04/01/47 ................. 575 592,315
Series B, 4.88%, 03/01/49 .......... 70 81,258
Series 20A, 2.95%, 02/01/51 ........ 340 298,493
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(b)
.................... 5,095 5,547,181
Star Energy Geothermal Wayang Windu Ltd.,
6.75%, 04/24/33 ................ 1,379 1,539,338
Tampa Electric Co.:
4.45%, 06/15/49 ................. 375 435,634
3.45%, 03/15/51 ................. 135 136,266
Virginia Electric & Power Co.:
Series B, 6.00%, 01/15/36 .......... 250 334,528
4.45%, 02/15/44 ................. 160 187,773
4.60%, 12/01/48 ................. 1,435 1,762,694
3.30%, 12/01/49 ................. 500 497,272
2.45%, 12/15/50 ................. 765 653,540
Vistra Operations Co. LLC
(b)
:
5.63%, 02/15/27 ................. 944 981,175
5.00%, 07/31/27 ................. 365 375,957
Wisconsin Electric Power Co., 2.95%, 09/15/21 1,000 1,005,189
100,488,182
Electrical Equipment — 0.0%
Orano SA, 3.38%, 04/23/26 .......... EUR 100 126,664
Sensata Technologies BV
(b)
:
5.00%, 10/01/25 ................. USD 3,445 3,806,725
4.00%, 04/15/29 ................. 2,642 2,689,635
6,623,024

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components — 0.1%
Belden, Inc.:
4.13%, 10/15/26 ................. EUR 1,260 $ 1,514,542
3.88%, 03/15/28 ................. 500 605,219
CDW LLC:
5.50%, 12/01/24 ................. USD 1,000 1,095,960
4.13%, 05/01/25 ................. 1,605 1,669,200
4.25%, 04/01/28 ................. 110 113,850
3.25%, 02/15/29 ................. 3,050 3,011,875
Ingram Micro, Inc., 5.45%, 12/15/24
(d)
.... 375 427,355
Sensata Technologies, Inc., 4.38%, 02/15/30
(b)
1,946 2,038,435
10,476,436
Energy Equipment & Services — 0.2%
Anton Oilfield Services Group, 7.50%, 12/02/22 1,725 1,618,266
Archrock Partners LP
(b)
:
6.88%, 04/01/27 ................. 1,728 1,801,440
6.25%, 04/01/28 ................. 4,658 4,731,596
Baker Hughes a GE Co. LLC, 2.77%, 12/15/22 410 425,210
Bristow Group, Inc., 6.88%, 03/01/28
(b)
.... 210 209,320
CGG SA, 7.75%, 04/01/27 ........... EUR 616 718,771
ChampionX Corp., 6.38%, 05/01/26 ...... USD 1,683 1,762,943
Halliburton Co.:
3.80%, 11/15/25 ................. 475 522,379
2.92%, 03/01/30 ................. 350 349,310
5.00%, 11/15/45 ................. 275 306,585
Hilong Holding Ltd., 8.25%, 09/26/22
(e)(k)
... 1,415 1,074,958
Nabors Industries, Inc., 9.00%, 02/01/25
(b)
.. 200 205,000
New Fortress Energy, Inc., 6.50%, 09/30/26
(b)
9,451 9,521,882
Oceaneering International, Inc.:
4.65%, 11/15/24 ................. 425 410,180
6.00%, 02/01/28 ................. 1,250 1,195,838
Patterson-UTI Energy, Inc., 5.15%, 11/15/29 800 795,220
Precision Drilling Corp., 7.13%, 01/15/26
(b)
. 500 485,480
TechnipFMC plc, 6.50%, 02/01/26
(b)
...... 4,202 4,396,728
Tervita Corp., 11.00%, 12/01/25
(b)
....... 989 1,122,515
Transocean, Inc., 11.50%, 01/30/27
(b)
..... 1,164 998,386
USA Compression Partners LP:
6.88%, 04/01/26 ................. 4,205 4,312,753
6.88%, 09/01/27 ................. 4,199 4,324,970
Weatherford International Ltd., 8.75%,
09/01/24
(b)
.................... 400 418,440
41,708,170
Entertainment — 0.2%
Banijay Entertainment SASU, 5.38%,
03/01/25
(b)
.................... 200 206,500
Banijay Group SAS, 6.50%, 03/01/26 ..... EUR 700 835,615
Cinemark USA, Inc.:
4.88%, 06/01/23 ................. USD 500 496,975
5.88%, 03/15/26
(b)
................ 881 902,091
Lions Gate Capital Holdings LLC
(b)
:
6.38%, 02/01/24 ................. 982 1,013,306
5.88%, 11/01/24 ................. 1,080 1,111,731
Live Nation Entertainment, Inc.
(b)
:
4.88%, 11/01/24 ................. 659 670,664
6.50%, 05/15/27 ................. 8,572 9,514,920
4.75%, 10/15/27 ................. 921 927,908
3.75%, 01/15/28 ................. 1,435 1,415,269
Netflix, Inc.:
3.63%, 06/15/25
(b)
................ 380 405,014
4.88%, 04/15/28 ................. 673 761,331
5.88%, 11/15/28 ................. 4,740 5,733,354
6.38%, 05/15/29 ................. 343 425,320
3.88%, 11/15/29 ................. EUR 480 669,981
5.38%, 11/15/29
(b)
................ USD 3,013 3,563,023
3.63%, 06/15/30 ................. EUR 763 1,045,988
Security
Par (000)
Par (000) Value
Entertainment (continued)
4.88%, 06/15/30
(b)
................ USD 4,366 $ 5,027,624
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.. 2,183 2,150,692
Walt Disney Co. (The):
1.65%, 09/01/22 ................. 10 10,184
3.50%, 05/13/40 ................. 358 378,546
4.70%, 03/23/50 ................. 68 85,216
3.60%, 01/13/51 ................. 300 319,204
WMG Acquisition Corp.
(b)
:
3.88%, 07/15/30 ................. 1,234 1,245,902
3.00%, 02/15/31 ................. 705 669,961
39,586,319
Equity Real Estate Investment Trusts (REITs) — 0.8%
Alexandria Real Estate Equities, Inc.:
3.95%, 01/15/28 ................. 1,925 2,139,590
4.90%, 12/15/30 ................. 635 750,107
1.88%, 02/01/33 ................. 300 272,761
American Tower Corp.:
3.50%, 01/31/23 ................. 680 715,514
3.38%, 10/15/26 ................. 995 1,076,038
3.95%, 03/15/29 ................. 925 1,018,298
2.10%, 06/15/30 ................. 1,195 1,137,154
2.70%, 04/15/31 ................. 1,500 1,501,695
Boston Properties LP, 2.90%, 03/15/30 .... 825 832,380
Brookfield Property REIT, Inc., 5.75%,
05/15/26
(b)
.................... 3,234 3,329,403
Crown Castle International Corp.:
1.35%, 07/15/25 ................. 1,440 1,436,986
3.80%, 02/15/28 ................. 1,075 1,171,087
4.30%, 02/15/29 ................. 925 1,036,844
3.30%, 07/01/30 ................. 200 209,349
2.90%, 04/01/41 ................. 200 183,999
Diversified Healthcare Trust, 9.75%, 06/15/25 705 798,060
Duke Realty LP, 3.05%, 03/01/50 ....... 120 109,820
EPR Properties, 3.75%, 08/15/29 ....... 100 95,254
Equinix, Inc.:
2.90%, 11/18/26 ................. 575 606,434
3.00%, 07/15/50 ................. 125 110,165
2.95%, 09/15/51 ................. 665 585,440
ERP Operating LP, 2.85%, 11/01/26 ..... 530 564,548
ESH Hospitality, Inc., 5.25%, 05/01/25
(b)
... 945 963,900
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 1,505 1,466,960
GLP Capital LP, 4.00%, 01/15/31 ....... 830 857,784
HAT Holdings I LLC
(b)
:
5.25%, 07/15/24 ................. 930 960,225
3.75%, 09/15/30 ................. 688 662,200
Healthpeak Properties, Inc.:
3.00%, 01/15/30 ................. 458 472,442
2.88%, 01/15/31 ................. 75 75,609
Iron Mountain, Inc.
(b)
:
4.88%, 09/15/27 ................. 500 511,563
5.25%, 07/15/30 ................. 5,043 5,203,367
4.50%, 02/15/31 ................. 740 731,564
5.63%, 07/15/32 ................. 4,621 4,828,945
iStar, Inc., 4.25%, 08/01/25 ........... 700 704,830
LMIRT Capital Pte. Ltd., 7.25%, 06/19/24 .. 3,250 3,318,047
MGM Growth Properties Operating Partnership
LP:
5.63%, 05/01/24 ................. 5,355 5,747,887
4.63%, 06/15/25
(b)
................ 2,345 2,473,271
4.50%, 09/01/26 ................. 3,798 3,974,949
5.75%, 02/01/27 ................. 2,046 2,255,582
4.50%, 01/15/28 ................. 4,794 4,960,352
3.88%, 02/15/29
(b)
................ 3,622 3,607,965
Mid-America Apartments LP, 1.70%, 02/15/31 230 211,297

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
MPT Operating Partnership LP:
5.25%, 08/01/26 ................. USD 1,055 $ 1,089,288
5.00%, 10/15/27 ................. 1,392 1,464,391
4.63%, 08/01/29 ................. 3,406 3,583,214
3.38%, 04/24/30 ................. GBP 500 690,189
3.50%, 03/15/31 ................. USD 5,791 5,682,824
Park Intermediate Holdings LLC, 5.88%,
10/01/28
(b)
.................... 1,675 1,775,919
Prologis LP, 2.25%, 04/15/30 .......... 900 889,901
Realty Income Corp.:
3.88%, 04/15/25 ................. 450 494,508
3.00%, 01/15/27 ................. 370 392,815
RHP Hotel Properties LP:
4.75%, 10/15/27 ................. 4,598 4,706,605
4.50%, 02/15/29
(b)
................ 2,738 2,748,870
SBA Communications Corp.:
4.88%, 09/01/24 ................. 4,513 4,634,264
3.88%, 02/15/27 ................. 5,017 5,128,377
3.13%, 02/01/29
(b)
................ 150 144,173
Service Properties Trust:
4.50%, 06/15/23 ................. 255 259,044
4.65%, 03/15/24 ................. 500 500,000
4.35%, 10/01/24 ................. 238 236,605
7.50%, 09/15/25 ................. 3,021 3,433,131
5.50%, 12/15/27 ................. 1,323 1,399,381
4.38%, 02/15/30 ................. 850 780,895
Trust Fibra Uno, 5.25%, 01/30/26
(b)
...... 1,955 2,152,944
UDR, Inc.:
3.20%, 01/15/30 ................. 300 315,780
2.10%, 08/01/32 ................. 85 78,975
Uniti Group LP
(b)
:
7.88%, 02/15/25 ................. 1,250 1,350,931
6.50%, 02/15/29 ................. 4,563 4,505,963
Ventas Realty LP, 3.00%, 01/15/30 ...... 680 693,422
VEREIT Operating Partnership LP:
2.20%, 06/15/28 ................. 320 314,017
2.85%, 12/15/32 ................. 245 237,271
VICI Properties LP
(b)
:
3.50%, 02/15/25 ................. 1,385 1,410,103
4.25%, 12/01/26 ................. 6,538 6,688,930
3.75%, 02/15/27 ................. 3,497 3,497,000
4.63%, 12/01/29 ................. 2,586 2,682,613
4.13%, 08/15/30 ................. 6,505 6,561,593
XHR LP, 6.38%, 08/15/25
(b)
........... 450 475,312
134,668,913
Food & Staples Retailing — 0.2%
7-Eleven, Inc.
(b)
:
(LIBOR USD 3 Month + 0.45%), 0.65%,
08/10/22
(a)
................... 1,415 1,416,452
0.95%, 02/10/26 ................. 915 891,301
Albertsons Cos., Inc.:
5.75%, 03/15/25 ................. 305 314,973
3.25%, 03/15/26
(b)
................ 2,763 2,752,418
4.63%, 01/15/27
(b)
................ 3,942 4,085,666
5.88%, 02/15/28
(b)
................ 1,903 2,029,074
3.50%, 03/15/29
(b)
................ 575 547,193
4.88%, 02/15/30
(b)
................ 2,742 2,818,776
Bellis Acquisition Co. plc, 3.25%, 02/16/26 . GBP 766 1,060,021
Bellis Finco plc, 4.00%, 02/16/27 ....... 220 304,050
Casino Guichard Perrachon SA:
4.05%, 08/05/26
(d)
................ EUR 100 113,980
5.25%, 04/15/27 ................. 200 234,704
Iceland Bondco plc:
4.63%, 03/15/25 ................. GBP 600 817,482
4.38%, 05/15/28 ................. 825 1,097,879
Security
Par (000)
Par (000) Value
Food & Staples Retailing (continued)
Ingles Markets, Inc., 5.75%, 06/15/23 .... USD 210 $ 211,575
Kroger Co. (The), 4.45%, 02/01/47 ...... 450 507,339
Picard Groupe SAS, (EURIBOR 3 Month +
3.00%), 3.00%, 11/30/23
(a)
.......... EUR 1,500 1,756,570
Quatrim SASU, 5.88%, 01/15/24 ....... 300 368,147
SEG Holding LLC, 5.63%, 10/15/28
(b)
..... USD 120 125,700
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
669 714,994
US Foods, Inc., 4.75%, 02/15/29
(b)
...... 3,340 3,340,000
Walmart, Inc.:
3.70%, 06/26/28 ................. 25 28,117
4.05%, 06/29/48 ................. 1,420 1,681,463
27,217,874
Food Products — 0.5%
Chobani LLC
(b)
:
7.50%, 04/15/25 ................. 4,281 4,456,307
4.63%, 11/15/28 ................. 1,734 1,768,680
General Mills, Inc., 3.00%, 02/01/51
(b)
.... 46 43,007
Health & Happiness H&H International Holdings
Ltd., 5.63%, 10/24/24 ............. 630 656,775
JBS Investments II GmbH, 7.00%, 01/15/26
(b)
350 372,547
JBS USA LUX SA
(b)
:
6.75%, 02/15/28 ................. 1,906 2,082,305
6.50%, 04/15/29 ................. 4,716 5,326,722
5.50%, 01/15/30 ................. 1,185 1,311,493
Knight Castle Investments Ltd., 7.99%,
01/23/21
(e)(k)
................... 231 161,339
Kraft Heinz Foods Co.:
4.63%, 01/30/29 ................. 500 561,166
3.75%, 04/01/30 ................. 1,600 1,698,155
4.25%, 03/01/31 ................. 7,669 8,443,081
5.00%, 07/15/35 ................. 837 963,345
6.88%, 01/26/39 ................. 2,541 3,500,441
4.63%, 10/01/39 ................. 1,024 1,106,342
6.50%, 02/09/40 ................. 1,215 1,586,673
5.00%, 06/04/42 ................. 3,010 3,387,458
5.20%, 07/15/45 ................. 986 1,140,364
4.38%, 06/01/46 ................. 5,204 5,440,101
4.88%, 10/01/49 ................. 9,103 10,210,040
5.50%, 06/01/50 ................. 9,202 11,265,105
Lamb Weston Holdings, Inc.
(b)
:
4.63%, 11/01/24 ................. 400 415,088
4.88%, 11/01/26 ................. 800 827,400
4.88%, 05/15/28 ................. 1,628 1,757,914
Pilgrim's Pride Corp.
(b)
:
5.75%, 03/15/25 ................. 1,220 1,245,132
5.88%, 09/30/27 ................. 900 964,530
Post Holdings, Inc.
(b)
:
5.75%, 03/01/27 ................. 1,500 1,577,640
5.63%, 01/15/28 ................. 2,142 2,253,877
4.63%, 04/15/30 ................. 444 445,110
4.50%, 09/15/31 ................. 2,145 2,121,405
Premier Foods Finance plc, 6.25%, 10/15/23 GBP 400 564,465
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. USD 3,808 3,841,396
Tereos Finance Groupe I SA, 7.50%, 10/30/25 EUR 650 826,056
TreeHouse Foods, Inc., 4.00%, 09/01/28 .. USD 695 699,914
83,021,373
Gas Utilities — 0.1%
AmeriGas Partners LP:
5.63%, 05/20/24 ................. 550 610,775
5.88%, 08/20/26 ................. 250 275,100
5.75%, 05/20/27 ................. 750 817,500
Atmos Energy Corp., 0.63%, 03/09/23 .... 525 525,199
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ..................... 455 417,736

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
China Oil & Gas Group Ltd., 5.50%, 01/25/23 USD 630 $ 650,081
Infraestructura Energetica Nova SAB de CV,
4.75%, 01/15/51
(b)
............... 5,235 5,156,475
Promigas SA ESP, 3.75%, 10/16/29
(b)
..... 925 935,406
Suburban Propane Partners LP, 5.88%,
03/01/27 ..................... 800 832,000
Superior Plus LP, 4.50%, 03/15/29
(b)
..... 1,189 1,201,128
11,421,400
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories:
4.75%, 11/30/36 ................. 600 742,456
6.15%, 11/30/37 ................. 240 339,660
4.90%, 11/30/46 ................. 95 123,726
Avantor Funding, Inc., 4.63%, 07/15/28
(b)
.. 6,959 7,267,701
Becton Dickinson and Co.:
2.89%, 06/06/22 ................. 1,194 1,224,945
3.73%, 12/15/24 ................. 575 628,087
3.70%, 06/06/27 ................. 2,175 2,399,066
4.69%, 12/15/44 ................. 540 643,426
3.79%, 05/20/50 ................. 61 64,809
DH Europe Finance II SARL, 2.05%, 11/15/22 715 733,124
Hologic, Inc.
(b)
:
4.63%, 02/01/28 ................. 300 315,000
3.25%, 02/15/29 ................. 1,162 1,147,475
Medtronic, Inc., 4.38%, 03/15/35 ....... 625 751,544
Ortho-Clinical Diagnostics, Inc.
(b)
:
7.38%, 06/01/25 ................. 5,484 5,895,848
7.25%, 02/01/28 ................. 4,784 5,241,638
Teleflex, Inc.:
4.63%, 11/15/27 ................. 350 370,563
4.25%, 06/01/28
(b)
................ 1,673 1,733,646
Varex Imaging Corp., 7.88%, 10/15/27
(b)
... 20 22,250
29,644,964
Health Care Providers & Services — 1.1%
Acadia Healthcare Co., Inc.
(b)
:
5.50%, 07/01/28 ................. 2,001 2,106,553
5.00%, 04/15/29 ................. 1,960 2,033,931
AdaptHealth LLC
(b)
:
6.13%, 08/01/28 ................. 1,799 1,906,940
4.63%, 08/01/29 ................. 2,160 2,149,200
Aetna, Inc., 4.75%, 03/15/44 .......... 550 643,775
AHP Health Partners, Inc., 9.75%, 07/15/26
(b)
3,264 3,537,360
Akumin, Inc., 7.00%, 11/01/25
(b)
........ 1,403 1,492,441
Anthem, Inc.:
2.38%, 01/15/25 ................. 105 109,738
4.65%, 01/15/43 ................. 350 415,929
3.70%, 09/15/49 ................. 550 570,873
CAB SELAS, 3.38%, 02/01/28 ......... EUR 714 834,126
Centene Corp.:
5.38%, 06/01/26
(b)
................ USD 525 548,992
5.38%, 08/15/26
(b)
................ 1,565 1,650,919
4.25%, 12/15/27 ................. 2,223 2,338,321
4.63%, 12/15/29 ................. 7,326 7,928,966
3.00%, 10/15/30 ................. 8,111 8,097,536
2.50%, 03/01/31 ................. 6,229 5,948,820
Cigna Corp.:
4.13%, 11/15/25 ................. 400 446,002
4.90%, 12/15/48 ................. 860 1,053,378
3.40%, 03/15/50 ................. 155 152,416
CommonSpirit Health:
2.78%, 10/01/30 ................. 225 227,657
3.91%, 10/01/50 ................. 440 448,230
Community Health Systems Inc, 8.13%,
06/30/24
(b)
.................... 1,090 1,143,465
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Community Health Systems, Inc.
(b)
:
6.63%, 02/15/25 ................. USD 10,556 $ 11,143,230
8.00%, 03/15/26 ................. 9,717 10,506,992
5.63%, 03/15/27 ................. 3,818 3,999,355
8.00%, 12/15/27 ................. 400 438,464
6.00%, 01/15/29 ................. 2,925 3,093,188
6.88%, 04/15/29 ................. 1,656 1,733,617
4.75%, 02/15/31 ................. 460 449,374
CVS Health Corp.:
3.50%, 07/20/22 ................. 2,370 2,453,696
1.30%, 08/21/27 ................. 760 730,088
4.30%, 03/25/28 ................. 2,031 2,306,367
1.88%, 02/28/31 ................. 3,235 3,038,575
4.78%, 03/25/38 ................. 11 12,982
5.13%, 07/20/45 ................. 700 856,976
5.05%, 03/25/48 ................. 800 982,112
DaVita, Inc.
(b)
:
4.63%, 06/01/30 ................. 2,271 2,313,831
3.75%, 02/15/31 ................. 500 476,865
Encompass Health Corp.:
4.50%, 02/01/28 ................. 220 225,306
4.75%, 02/01/30 ................. 1,847 1,900,011
4.63%, 04/01/31 ................. 623 644,805
HCA, Inc.:
5.88%, 05/01/23 ................. 300 326,647
5.38%, 02/01/25 ................. 2,956 3,297,462
5.88%, 02/15/26 ................. 1,000 1,146,250
5.38%, 09/01/26 ................. 4,589 5,174,098
5.63%, 09/01/28 ................. 2,414 2,776,100
5.88%, 02/01/29 ................. 2,425 2,825,125
4.13%, 06/15/29 ................. 225 249,342
3.50%, 09/01/30 ................. 9,472 9,552,226
5.50%, 06/15/47 ................. 850 1,057,225
5.25%, 06/15/49 ................. 665 813,740
Laboratoire Eimer Selas, 5.00%, 02/01/29 .. EUR 217 258,005
Legacy LifePoint Health LLC
(b)
:
6.75%, 04/15/25 ................. USD 1,540 1,636,250
4.38%, 02/15/27 ................. 1,962 1,922,760
LifePoint Health, Inc., 5.38%, 01/15/29
(b)
... 3,050 3,004,250
MEDNAX, Inc., 6.25%, 01/15/27
(b)
....... 1,607 1,718,365
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 2,951 3,105,928
Molina Healthcare, Inc.:
5.38%, 11/15/22
(d)
................ 530 555,726
4.38%, 06/15/28
(b)
................ 3,023 3,110,546
3.88%, 11/15/30
(b)
................ 2,020 2,078,075
Owens & Minor, Inc., 4.50%, 03/31/29
(b)
... 480 482,400
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
.................... 3,886 4,148,305
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
............... 649 702,542
RP Escrow Issuer LLC, 5.25%, 12/15/25
(b)
.. 1,537 1,592,716
Select Medical Corp., 6.25%, 08/15/26
(b)
... 1,830 1,944,851
Surgery Center Holdings, Inc.
(b)
:
6.75%, 07/01/25 ................. 4,077 4,167,509
10.00%, 04/15/27 ................ 4,850 5,347,125
Sutter Health:
Series 20A, 2.29%, 08/15/30 ........ 440 432,223
Series 20A, 3.36%, 08/15/50 ........ 244 241,453
Synlab Bondco plc, (EURIBOR 3 Month +
4.75%), 4.75%, 07/01/25
(a)
.......... EUR 1,440 1,710,911
Team Health Holdings, Inc., 6.38%, 02/01/25
(b)
USD 432 380,670
Tenet Healthcare Corp.:
4.63%, 07/15/24 ................. 1,132 1,155,421
4.63%, 09/01/24
(b)
................ 1,371 1,410,416
7.50%, 04/01/25
(b)
................ 1,506 1,625,983

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
5.13%, 05/01/25 ................. USD 990 $ 1,003,909
4.88%, 01/01/26
(b)
................ 7,029 7,308,473
6.25%, 02/01/27
(b)
................ 2,902 3,064,120
5.13%, 11/01/27
(b)
................ 7,341 7,676,484
4.63%, 06/15/28
(b)
................ 234 239,846
6.13%, 10/01/28
(b)
................ 3,901 4,071,669
UnitedHealth Group, Inc.:
3.50%, 08/15/39 ................. 775 834,247
2.75%, 05/15/40 ................. 345 339,216
4.75%, 07/15/45 ................. 700 882,100
4.25%, 06/15/48 ................. 510 607,994
US Acute Care Solutions LLC, 6.38%,
03/01/26
(b)
.................... 467 484,513
Vizient, Inc., 6.25%, 05/15/27
(b)
........ 2,319 2,461,039
192,015,657
Health Care Technology — 0.0%
IQVIA, Inc.
(b)
:
5.00%, 10/15/26 ................. 1,065 1,106,269
5.00%, 05/15/27 ................. 5,051 5,332,820
6,439,089
Hotels, Restaurants & Leisure — 1.5%
1011778 BC ULC
(b)
:
4.25%, 05/15/24 ................. 407 411,774
5.75%, 04/15/25 ................. 2,266 2,407,625
3.88%, 01/15/28 ................. 1,478 1,493,874
4.38%, 01/15/28 ................. 1,974 1,983,317
4.00%, 10/15/30 ................. 1,250 1,206,250
Accor SA:
(EUR Swap Annual 5 Year + 4.56%),
4.37%
(a)(j)
.................... EUR 200 241,892
0.70%, 12/07/27
(h)
................ 892 566,603
Affinity Gaming, 6.88%, 12/15/27
(b)
...... USD 898 946,268
Boyd Gaming Corp.:
8.63%, 06/01/25
(b)
................ 991 1,101,992
6.38%, 04/01/26 ................. 1,477 1,525,002
4.75%, 12/01/27 ................. 1,104 1,125,230
Boyne USA, Inc., 7.25%, 05/01/25
(b)
..... 657 682,951
Burger King France SAS, 6.00%, 05/01/24 . EUR 700 836,405
Caesars Entertainment, Inc.
(b)
:
6.25%, 07/01/25 ................. USD 13,572 14,467,956
8.13%, 07/01/27 ................. 10,306 11,364,890
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... 5,490 5,793,597
Carnival Corp.:
11.50%, 04/01/23
(b)
............... 3,790 4,344,288
10.13%, 02/01/26 ................ EUR 604 819,997
10.50%, 02/01/26
(b)
............... USD 771 906,889
7.63%, 03/01/26 ................. EUR 636 806,283
7.63%, 03/01/26
(b)
................ USD 245 263,203
5.75%, 03/01/27
(b)
................ 10,165 10,431,831
9.88%, 08/01/27
(b)
................ 2,166 2,550,227
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... 1,275 1,353,884
Cedar Fair LP
(b)
:
5.50%, 05/01/25 ................. 5,328 5,607,933
6.50%, 10/01/28 ................. 435 467,625
Champion Path Holdings Ltd.:
4.50%, 01/27/26 ................. 4,832 5,023,770
4.85%, 01/27/28 ................. 3,676 3,839,766
Churchill Downs, Inc.
(b)
:
5.50%, 04/01/27 ................. 7,323 7,653,999
4.75%, 01/15/28 ................. 4,310 4,457,553
Cirsa Finance International SARL:
7.88%, 12/20/23
(b)
................ 1,417 1,433,012
4.75%, 05/22/25 ................. EUR 1,133 1,282,166
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Codere Finance 2 Luxembourg SA:
10.75%, 09/30/23
(d)
............... EUR 736 $ 901,424
10.75%, (10.75% Cash or 10.75% PIK),
11/01/23
(i)
.................... 596 368,540
11.63%, (11.63% Cash or 11.63% PIK),
11/01/23
(b)(i)
................... USD 500 262,797
CPUK Finance Ltd.:
4.25%, 08/28/22 ................. GBP 156 215,101
4.88%, 08/28/25 ................. 619 859,753
Diamond Resorts International, Inc., 7.75%,
09/01/23
(b)
.................... USD 300 312,000
Fortune Star BVI Ltd.:
5.95%, 01/29/23 ................. 630 644,569
6.75%, 07/02/23 ................. 10,490 10,991,553
6.85%, 07/02/24 ................. 1,558 1,643,203
5.95%, 10/19/25 ................. 6,198 6,476,910
5.05%, 01/27/27 ................. 5,930 5,946,604
Full House Resorts, Inc., 8.25%, 02/15/28
(b)
. 476 507,083
Gamma Bidco SpA, 6.25%, 07/15/25 ..... EUR 839 1,025,121
Genting New York LLC, 3.30%, 02/15/26
(b)
. USD 632 630,909
Golden Nugget, Inc., 6.75%, 10/15/24
(b)
... 5,941 6,007,361
Hilton Domestic Operating Co., Inc.:
5.38%, 05/01/25
(b)
................ 1,228 1,294,312
5.75%, 05/01/28
(b)
................ 1,614 1,737,100
4.88%, 01/15/30 ................. 3,234 3,430,627
4.00%, 05/01/31
(b)
................ 1,656 1,656,000
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 1,175 1,226,406
InterContinental Hotels Group plc, 3.38%,
10/08/28 ..................... GBP 278 404,144
International Game Technology plc:
3.50%, 07/15/24 ................. EUR 700 847,241
6.50%, 02/15/25
(b)
................ USD 1,000 1,097,500
4.13%, 04/15/26
(b)
................ 205 210,654
3.50%, 06/15/26 ................. EUR 800 957,392
5.25%, 01/15/29
(b)
................ USD 310 323,330
IRB Holding Corp., 7.00%, 06/15/25
(b)
.... 490 527,461
Jacobs Entertainment, Inc., 7.88%, 02/01/24
(b)
40 41,600
KFC Holding Co., 4.75%, 06/01/27
(b)
..... 525 550,594
Life Time, Inc.
(b)
:
5.75%, 01/15/26 ................. 2,588 2,662,534
8.00%, 04/15/26 ................. 1,503 1,548,090
Marriott Ownership Resorts, Inc.:
6.13%, 09/15/25
(b)
................ 620 658,519
6.50%, 09/15/26 ................. 248 259,005
4.75%, 01/15/28 ................. 325 328,250
McDonald's Corp.:
1.45%, 09/01/25 ................. 75 75,717
4.88%, 12/09/45 ................. 200 242,108
Melco Resorts Finance Ltd.:
5.25%, 04/26/26 ................. 9,061 9,346,988
5.63%, 07/17/27 ................. 630 658,350
5.38%, 12/04/29
(b)
................ 400 421,500
5.38%, 12/04/29 ................. 431 454,166
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
600 634,500
MGM China Holdings Ltd.:
5.25%, 06/18/25 ................. 4,566 4,741,506
5.88%, 05/15/26 ................. 3,334 3,490,281
MGM Resorts International:
7.75%, 03/15/22 ................. 4,734 4,986,796
6.00%, 03/15/23 ................. 5,798 6,211,107
5.75%, 06/15/25 ................. 261 284,490
4.63%, 09/01/26 ................. 261 273,699
NCL Corp. Ltd.
(b)
:
10.25%, 02/01/26 ................ 701 822,483

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
5.88%, 03/15/26 ................. USD 1,481 $ 1,495,810
NCL Finance Ltd., 6.13%, 03/15/28
(b)
..... 1,991 2,028,331
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(b)
.................... 1,271 1,366,325
Powdr Corp., 6.00%, 08/01/25
(b)
........ 1,605 1,691,429
Royal Caribbean Cruises Ltd.
(b)
:
10.88%, 06/01/23 ................ 935 1,075,530
9.13%, 06/15/23 ................. 1,114 1,227,550
11.50%, 06/01/25 ................ 4,370 5,096,513
5.50%, 04/01/28 ................. 3,664 3,682,320
Scientific Games International, Inc.
(b)
:
8.63%, 07/01/25 ................. 1,982 2,154,830
5.00%, 10/15/25 ................. 2,379 2,463,930
8.25%, 03/15/26 ................. 3,658 3,923,205
7.00%, 05/15/28 ................. 1,055 1,127,384
7.25%, 11/15/29 ................. 475 515,375
SeaWorld Parks & Entertainment, Inc., 9.50%,
08/01/25
(b)
.................... 979 1,064,002
Silversea Cruise Finance Ltd., 7.25%,
02/01/25
(b)
.................... 500 517,500
Sisal Group SpA, 7.00%, 07/31/23 ...... EUR 935 1,115,084
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
USD 7,035 7,606,594
Stars Group Holdings BV, 7.00%, 07/15/26
(b)
500 522,500
Stonegate Pub Co. Financing plc:
8.00%, 07/13/25 ................. GBP 611 877,534
8.25%, 07/31/25 ................. 400 581,769
Studio City Finance Ltd., 6.00%, 07/15/25 .. USD 1,000 1,053,165
Travel + Leisure Co.:
6.63%, 07/31/26
(b)
................ 1,041 1,181,899
6.00%, 04/01/27
(d)
................ 500 553,750
4.63%, 03/01/30
(b)
................ 134 138,899
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 954 1,017,203
Viking Cruises Ltd., 7.00%, 02/15/29
(b)
.... 336 345,979
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
.................... 1,021 1,031,516
VOC Escrow Ltd., 5.00%, 02/15/28
(b)
..... 600 592,722
Whitbread Group plc:
2.38%, 05/31/27 ................. GBP 525 719,024
3.00%, 05/31/31 ................. 250 341,283
Wyndham Hotels & Resorts, Inc.
(b)
:
5.38%, 04/15/26 ................. USD 150 153,375
4.38%, 08/15/28 ................. 834 843,591
Wynn Las Vegas LLC
(b)
:
4.25%, 05/30/23 ................. 300 307,126
5.50%, 03/01/25 ................. 750 792,375
5.25%, 05/15/27 ................. 2,243 2,348,713
Wynn Macau Ltd.:
4.88%, 10/01/24 ................. 630 638,072
5.50%, 01/15/26 ................. 6,674 6,940,960
5.50%, 10/01/27 ................. 2,279 2,367,311
5.63%, 08/26/28
(b)
................ 435 451,443
5.13%, 12/15/29
(b)
................ 650 663,000
Wynn Resorts Finance LLC
(b)
:
7.75%, 04/15/25 ................. 1,605 1,739,956
5.13%, 10/01/29 ................. 5,543 5,673,261
Yum! Brands, Inc.:
7.75%, 04/01/25
(b)
................ 2,131 2,330,781
4.75%, 01/15/30
(b)
................ 3,298 3,486,976
5.35%, 11/01/43 ................. 48 50,640
262,491,965
Household Durables — 0.2%
Beazer Homes USA, Inc.:
5.88%, 10/15/27 ................. 750 776,250
7.25%, 10/15/29 ................. 768 837,120
Security
Par (000)
Par (000) Value
Household Durables (continued)
Brookfield Residential Properties, Inc.
(b)
:
6.25%, 09/15/27 ................. USD 300 $ 313,125
4.88%, 02/15/30 ................. 2,761 2,762,712
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
2,471 2,650,147
Century Communities, Inc.:
5.88%, 07/15/25 ................. 500 517,500
6.75%, 06/01/27 ................. 100 106,294
Empire Communities Corp., 7.00%, 12/15/25
(b)
280 295,050
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
.................... 2,464 2,636,480
KB Home:
6.88%, 06/15/27 ................. 650 761,403
4.80%, 11/15/29 ................. 150 157,125
Lennar Corp., 4.75%, 05/30/25 ........ 2 2,227
M/I Homes, Inc., 4.95%, 02/01/28 ....... 1,435 1,486,122
Mattamy Group Corp.
(b)
:
5.25%, 12/15/27 ................. 520 544,050
4.63%, 03/01/30 ................. 2,361 2,345,134
MDC Holdings, Inc., 6.00%, 01/15/43 ..... 250 315,531
Meritage Homes Corp., 5.13%, 06/06/27 ... 745 817,638
New Home Co., Inc. (The), 7.25%, 10/15/25
(b)
955 988,626
Newell Brands, Inc.:
4.88%, 06/01/25 ................. 174 192,053
4.70%, 04/01/26
(d)
................ 500 551,695
5.87%, 04/01/36
(d)
................ 200 245,000
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
3,050 3,240,625
Shea Homes LP
(b)
:
4.75%, 02/15/28 ................. 1,085 1,104,541
4.75%, 04/01/29 ................. 280 283,220
Taylor Morrison Communities, Inc.
(b)
:
5.88%, 06/15/27 ................. 300 331,500
5.75%, 01/15/28 ................. 313 344,785
5.13%, 08/01/30 ................. 61 64,813
Tempur Sealy International, Inc.:
5.50%, 06/15/26 ................. 500 518,125
4.00%, 04/15/29
(b)
................ 3,160 3,144,200
Toll Brothers Finance Corp., 4.35%, 02/15/28 80 86,500
TopBuild Corp., 3.63%, 03/15/29
(b)
...... 420 414,750
TRI Pointe Group, Inc., 5.88%, 06/15/24 ... 1,665 1,839,825
TRI Pointe Homes, Inc.:
5.25%, 06/01/27 ................. 2,050 2,193,500
5.70%, 06/15/28 ................. 493 544,869
Victoria plc, 3.63%, 08/24/26 .......... EUR 267 319,060
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
.................... USD 1,858 1,892,837
35,624,432
Household Products — 0.1%
Central Garden & Pet Co., 4.13%, 10/15/30 . 1,343 1,356,430
Energizer Holdings, Inc.
(b)
:
4.75%, 06/15/28 ................. 1,259 1,298,344
4.38%, 03/31/29 ................. 108 108,378
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31
(b)
.................... 1,630 1,595,362
Kronos Acquisition Holdings, Inc., 5.00%,
12/31/26
(b)
.................... 1,946 1,946,000
Spectrum Brands, Inc.
(b)
:
5.00%, 10/01/29 ................. 340 358,700
5.50%, 07/15/30 ................. 946 1,012,220
3.88%, 03/15/31 ................. 912 892,620
8,568,054
Independent Power and Renewable Electricity Producers
— 0.2%
(b)
AES Corp. (The):
1.38%, 01/15/26 ................. 1,345 1,310,894

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
2.45%, 01/15/31 ................. USD 860 $ 822,231
Calpine Corp.:
5.25%, 06/01/26 ................. 3,588 3,689,361
4.50%, 02/15/28 ................. 5,527 5,573,427
5.13%, 03/15/28 ................. 10,682 10,731,671
4.63%, 02/01/29 ................. 669 651,800
5.00%, 02/01/31 ................. 2,597 2,534,672
3.75%, 03/01/31 ................. 207 197,292
Clearway Energy Operating LLC, 4.75%,
03/15/28 ..................... 2,731 2,841,305
InterGen NV, 7.00%, 06/30/23 ......... 500 482,500
Talen Energy Supply LLC:
10.50%, 01/15/26 ................ 440 393,800
7.25%, 05/15/27 ................. 150 153,354
6.63%, 01/15/28 ................. 680 679,279
30,061,586
Industrial Conglomerates — 0.0%
Alfa SAB de CV:
6.88%, 03/25/44
(b)
................ 1,506 1,858,969
6.88%, 03/25/44 ................. 774 955,406
General Electric Co.:
5.88%, 01/14/38 ................. 560 724,677
6.88%, 01/10/39 ................. 225 316,431
4.13%, 10/09/42 ................. 1,100 1,179,492
4.35%, 05/01/50 ................. 1,080 1,198,741
Honeywell International, Inc., 2.30%, 08/15/24 8 8,467
Roper Technologies, Inc.:
3.65%, 09/15/23 ................. 350 375,035
1.00%, 09/15/25 ................. 355 348,921
1.75%, 02/15/31 ................. 205 190,362
7,156,501
Insurance — 0.6%
Achmea BV, (EURIBOR Swap Rate 5 Year +
4.78%), 4.62%
(a)(j)
............... EUR 300 376,190
Alliant Holdings Intermediate LLC
(b)
:
4.25%, 10/15/27 ................. USD 9,546 9,557,932
6.75%, 10/15/27 ................. 12,596 13,406,805
Allianz SE, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.97%),
3.50%
(a)(b)(j)
................... 12,800 12,992,000
American International Group, Inc.:
4.50%, 07/16/44 ................. 1,005 1,137,877
4.80%, 07/10/45 ................. 355 419,554
AmWINS Group, Inc., 7.75%, 07/01/26
(b)
... 629 673,030
Aon Corp., 3.75%, 05/02/29 .......... 550 605,167
Aon plc, 4.60%, 06/14/44 ............ 365 434,199
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.70% PIK), 01/15/27
(b)(i)
......... 532 566,092
Asahi Mutual Life Insurance Co., (USD Swap
Semi 5 Year + 4.59%), 6.50%
(a)(j)
...... 4,260 4,566,694
Assicurazioni Generali SpA, (EURIBOR 3
Month + 5.35%), 5.50%, 10/27/47
(a)
.... EUR 3,570 5,118,044
AssuredPartners, Inc., 5.63%, 01/15/29
(b)
.. USD 2,020 2,058,380
FWD Ltd., (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.08%),
5.50%
(a)(j)
.................... 760 744,563
Galaxy Bidco Ltd., 6.50%, 07/31/26 ...... GBP 1,267 1,848,518
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. USD 2,482 2,665,048
Hartford Financial Services Group, Inc. (The),
(LIBOR USD 3 Month + 2.13%), 2.32%,
02/12/47
(a)(b)
................... 13,425 12,887,691
Heungkuk Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.47%), 4.48%
(a)(j)
.... 1,721 1,735,521
Security
Par (000)
Par (000) Value
Insurance (continued)
Highlands Holdings Bond Issuer Ltd., 7.63%,
10/15/25
(b)
.................... USD 1,436 $ 1,540,110
HUB International Ltd., 7.00%, 05/01/26
(b)
.. 8,054 8,363,354
KDB Life Insurance Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.66%), 7.50%
(a)(j)
........... 2,400 2,412,750
Legal & General Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.38%), 5.63%
(a)(j)
............... GBP 2,875 4,319,355
Liberty Mutual Group, Inc., (EUR Swap Annual
5 Year + 3.70%), 3.62%, 05/23/59
(a)
.... EUR 300 358,554
Marsh & McLennan Cos., Inc., 4.38%, 03/15/29 USD 1,175 1,347,168
Nationwide Financial Services, Inc., 6.75%,
05/15/37 ..................... 900 1,062,000
NFP Corp., 6.88%, 08/15/28
(b)
......... 9,089 9,429,838
Prudential Financial, Inc., 4.35%, 02/25/50 . 425 491,915
QBE Insurance Group Ltd., (USD Swap Rate
10 Year + 4.40%), 5.87%, 06/17/46
(a)
... 677 737,148
Societa Cattolica di Assicurazioni SC,
(EURIBOR 3 Month + 4.46%), 4.25%,
12/14/47
(a)
.................... EUR 700 876,300
Teachers Insurance & Annuity Association of
America, 4.27%, 05/15/47
(b)
......... USD 775 871,116
Travelers Cos., Inc. (The), 2.55%, 04/27/50 . 160 143,006
Union Life Insurance Co. Ltd., 3.00%, 09/19/21 708 671,273
Unipol Gruppo SpA, 3.25%, 09/23/30 ..... EUR 950 1,178,331
105,595,523
Interactive Media & Services — 0.1%
Alphabet, Inc.:
1.90%, 08/15/40 ................. USD 730 630,681
2.05%, 08/15/50 ................. 435 359,717
Rackspace Technology Global, Inc., 5.38%,
12/01/28
(b)
.................... 5,670 5,765,398
TripAdvisor, Inc., 7.00%, 07/15/25
(b)
...... 125 135,187
Twitter, Inc., 3.88%, 12/15/27
(b)
......... 2,231 2,339,181
9,230,164
Internet & Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 3.15%, 02/09/51 820 763,240
Amazon.com, Inc.:
3.15%, 08/22/27 ................. 1,525 1,668,613
3.88%, 08/22/37 ................. 1,075 1,231,715
2.50%, 06/03/50 ................. 360 321,998
2.70%, 06/03/60 ................. 180 159,655
ANGI Group LLC, 3.88%, 08/15/28
(b)
..... 3,907 3,907,000
Booking Holdings, Inc., 4.10%, 04/13/25 ... 522 581,652
Expedia Group, Inc.
(b)
:
3.60%, 12/15/23 ................. 715 761,013
6.25%, 05/01/25 ................. 308 356,267
2.95%, 03/15/31 ................. 260 256,438
Go Daddy Operating Co. LLC
(b)
:
5.25%, 12/01/27 ................. 1,328 1,404,360
3.50%, 03/01/29 ................. 960 943,200
GrubHub Holdings, Inc., 5.50%, 07/01/27
(b)
. 275 286,000
Just Eat Takeaway.com NV
(h)
:
Series A, 0.00%, 08/09/25
(l)
......... EUR 400 451,958
Series B, 0.63%, 02/09/28 .......... 400 437,844
Match Group Holdings II LLC
(b)
:
5.00%, 12/15/27 ................. USD 300 314,250
4.63%, 06/01/28 ................. 2,599 2,655,554
5.63%, 02/15/29 ................. 1,965 2,107,462
4.13%, 08/01/30 ................. 2,523 2,530,090
MercadoLibre, Inc., 2.38%, 01/14/26 ..... 11 10,865
QVC, Inc.:
4.38%, 03/15/23 ................. 200 209,500
4.85%, 04/01/24 ................. 200 214,608

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Internet & Direct Marketing Retail (continued)
4.45%, 02/15/25 ................. USD 1,000 $ 1,052,500
4.75%, 02/15/27 ................. 1,500 1,552,500
4.38%, 09/01/28 ................. 345 347,734
5.95%, 03/15/43 ................. 200 195,000
Very Group Funding plc (The), 7.75%, 11/15/22 GBP 300 417,840
25,138,856
IT Services — 0.4%
21Vianet Group, Inc., 7.88%, 10/15/21 .... USD 5,755 5,855,712
Arches Buyer, Inc.
(b)
:
4.25%, 06/01/28 ................. 1,306 1,303,649
6.13%, 12/01/28 ................. 358 368,740
Austin BidCo, Inc., 7.13%, 12/15/28
(b)
..... 544 553,520
Banff Merger Sub, Inc.:
8.38%, 09/01/26 ................. EUR 720 887,617
9.75%, 09/01/26
(b)
................ USD 10,402 11,078,130
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
2,787 2,738,534
Booz Allen Hamilton, Inc., 3.88%, 09/01/28
(b)
3,231 3,247,963
Cablevision Lightpath LLC
(b)
:
3.88%, 09/15/27 ................. 1,468 1,453,320
5.63%, 09/15/28 ................. 1,358 1,377,963
Centurion Bidco SpA, 5.88%, 09/30/26 .... EUR 785 958,552
Cogent Communications Group, Inc., 5.38%,
03/01/22
(b)
.................... USD 210 215,299
Endure Digital, Inc., 6.00%, 02/15/29
(b)
.... 1,380 1,348,812
Fidelity National Information Services, Inc.,
3.10%, 03/01/41 ................ 365 358,537
Fiserv, Inc.:
3.50%, 07/01/29 ................. 10 10,786
2.65%, 06/01/30 ................. 755 760,378
4.40%, 07/01/49 ................. 225 259,637
Gartner, Inc.
(b)
:
4.50%, 07/01/28 ................. 4,484 4,624,125
3.75%, 10/01/30 ................. 4,453 4,416,174
Global Payments, Inc.:
1.20%, 03/01/26 ................. 955 940,124
3.20%, 08/15/29 ................. 1,300 1,369,175
4.15%, 08/15/49 ................. 475 518,307
International Business Machines Corp.:
4.00%, 06/20/42 ................. 25 28,119
4.25%, 05/15/49 ................. 1,140 1,312,285
Mastercard, Inc.:
1.90%, 03/15/31 ................. 230 226,074
3.85%, 03/26/50 ................. 260 294,619
Nexi SpA, 0.00%, 02/24/28
(h)(l)
......... EUR 1,100 1,226,512
Northwest Fiber LLC, 6.00%, 02/15/28
(b)
... USD 1,782 1,777,545
PayPal Holdings, Inc.:
1.65%, 06/01/25 ................. 455 463,373
3.25%, 06/01/50 ................. 805 800,944
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
.. 1,975 2,024,414
Tempo Acquisition LLC
(b)
:
5.75%, 06/01/25 ................. 1,215 1,283,344
6.75%, 06/01/25 ................. 6,593 6,737,222
Twilio, Inc., 3.88%, 03/15/31 .......... 972 992,762
Unisys Corp., 6.88%, 11/01/27
(b)
........ 2,425 2,655,375
United Group BV:
4.88%, 07/01/24 ................. EUR 866 1,032,264
4.00%, 11/15/27 ................. 1,411 1,634,185
VeriSign, Inc.:
4.63%, 05/01/23 ................. USD 500 502,500
5.25%, 04/01/25 ................. 350 395,080
4.75%, 07/15/27 ................. 1,690 1,793,512
69,825,183
Security
Par (000)
Par (000) Value
Leisure Products — 0.1%
Mattel, Inc.:
6.75%, 12/31/25
(b)
................ USD 676 $ 710,780
5.88%, 12/15/27
(b)
................ 4,409 4,840,288
3.75%, 04/01/29
(b)
................ 783 787,894
6.20%, 10/01/40 ................. 560 656,600
5.45%, 11/01/41 ................. 888 970,140
7,965,702
Life Sciences Tools & Services — 0.0%
(b)
Charles River Laboratories International, Inc.:
4.25%, 05/01/28 ................. 1,754 1,806,620
4.00%, 03/15/31 ................. 747 759,363
Syneos Health, Inc., 3.63%, 01/15/29 .... 4,482 4,358,745
6,924,728
Machinery — 0.3%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
. 360 382,050
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(b)
.................... 1,189 1,178,596
Colfax Corp., 6.38%, 02/15/26
(b)
........ 2,457 2,613,634
Deere & Co., 3.75%, 04/15/50 ......... 325 365,395
EnPro Industries, Inc., 5.75%, 10/15/26 ... 559 591,701
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
.. 3,418 3,443,635
Grinding Media, Inc., 7.38%, 12/15/23
(b)
... 3,167 3,236,516
Hillenbrand, Inc., 3.75%, 03/01/31 ....... 400 391,616
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(i)
......... 2,313 2,515,388
Meritor, Inc., 4.50%, 12/15/28
(b)
........ 1,637 1,641,911
Mueller Water Products, Inc., 5.50%, 06/15/26
(b)
465 480,554
Navistar International Corp.
(b)
:
9.50%, 05/01/25 ................. 975 1,071,281
6.63%, 11/01/25 ................. 2,525 2,619,763
Novafives SAS, 5.00%, 06/15/25 ....... EUR 787 858,508
Otis Worldwide Corp.:
3.11%, 02/15/40 ................. USD 253 249,068
3.36%, 02/15/50 ................. 10 9,760
Platin 1426 GmbH, 5.38%, 06/15/23 ..... EUR 788 931,680
RBS Global, Inc., 4.88%, 12/15/25
(b)
..... USD 4,026 4,107,728
Renk AG/Frankfurt am Main, 5.75%, 07/15/25 EUR 503 615,793
Sofima Holding SpA:
3.75%, 01/15/28 ................. 677 798,880
(EURIBOR 3 Month + 4.00%), 4.00%,
01/15/28
(a)
................... 585 691,312
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
USD 818 877,305
Terex Corp.
(b)
:
5.63%, 02/01/25 ................. 1,462 1,503,126
5.00%, 05/15/29 ................. 3,003 3,108,706
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
... 4,187 4,349,037
Vertical Holdco GmbH:
6.63%, 07/15/28 ................. EUR 700 878,508
7.63%, 07/15/28
(b)
................ USD 2,946 3,167,687
Vertical Midco GmbH, 4.38%, 07/15/27 ... EUR 748 921,214
Vertical US Newco, Inc., 5.25%, 07/15/27
(b)
. USD 6,365 6,663,359
50,263,711
Marine — 0.0%
CMA CGM SA, 7.50%, 01/15/26 ........ EUR 1,315 1,682,817
Danaos Corp., 8.50%, 03/01/28
(b)
....... USD 1,844 1,970,775
3,653,592
Media — 1.4%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(b)
.................... 1,853 1,927,120
Altice Financing SA:
2.25%, 01/15/25 ................. EUR 1,003 1,147,354
7.50%, 05/15/26
(b)
................ USD 10,885 11,374,825
3.00%, 01/15/28 ................. EUR 676 758,010

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Media (continued)
5.00%, 01/15/28
(b)
................ USD 7,144 $ 7,054,236
AMC Networks, Inc.:
5.00%, 04/01/24 ................. 266 269,325
4.75%, 08/01/25 ................. 1,561 1,601,313
4.25%, 02/15/29 ................. 1,426 1,386,785
Beasley Mezzanine Holdings LLC, 8.63%,
02/01/26
(b)
.................... 1,510 1,517,550
Block Communications, Inc., 4.88%, 03/01/28
(b)
1,221 1,243,601
Cable One, Inc., 4.00%, 11/15/30
(b)
...... 1,411 1,395,761
Charter Communications Operating LLC:
4.46%, 07/23/22 ................. 2,670 2,784,688
Series USD, 4.50%, 02/01/24 ........ 655 716,400
4.91%, 07/23/25 ................. 2,670 3,026,837
6.38%, 10/23/35 ................. 810 1,048,944
6.48%, 10/23/45 ................. 1,340 1,744,695
5.13%, 07/01/49 ................. 875 984,437
3.85%, 04/01/61 ................. 455 417,121
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... 2,352 2,458,099
Clear Channel Outdoor Holdings, Inc., 7.75%,
04/15/28
(b)
.................... 3,715 3,674,135
Clear Channel Worldwide Holdings, Inc.:
9.25%, 02/15/24 ................. 2,295 2,387,488
5.13%, 08/15/27
(b)
................ 12,818 12,891,704
Comcast Corp.:
3.95%, 10/15/25 ................. 265 296,042
3.15%, 03/01/26 ................. 2,725 2,958,126
4.15%, 10/15/28 ................. 1,632 1,867,714
2.65%, 02/01/30 ................. 225 230,328
4.60%, 10/15/38 ................. 2,050 2,474,531
3.75%, 04/01/40 ................. 1,000 1,097,204
2.80%, 01/15/51 ................. 1,705 1,563,331
4.95%, 10/15/58 ................. 550 719,599
CSC Holdings LLC:
5.88%, 09/15/22 ................. 450 475,157
5.25%, 06/01/24 ................. 4,991 5,384,041
5.50%, 05/15/26
(b)
................ 850 876,350
5.50%, 04/15/27
(b)
................ 970 1,018,839
5.38%, 02/01/28
(b)
................ 4,003 4,208,154
6.50%, 02/01/29
(b)
................ 3,885 4,292,925
5.75%, 01/15/30
(b)
................ 2,705 2,849,028
4.13%, 12/01/30
(b)
................ 3,261 3,239,086
4.63%, 12/01/30
(b)
................ 12,912 12,700,437
3.38%, 02/15/31
(b)
................ 980 923,650
Cumulus Media New Holdings, Inc., 6.75%,
07/01/26
(b)
.................... 200 203,750
Diamond Sports Group LLC, 5.38%, 08/15/26
(b)
2,921 2,103,120
DISH DBS Corp.:
6.75%, 06/01/21 ................. 1,476 1,487,808
5.88%, 07/15/22 ................. 12,324 12,872,418
5.00%, 03/15/23 ................. 230 239,947
5.88%, 11/15/24 ................. 1,300 1,359,566
7.75%, 07/01/26 ................. 8,793 9,705,142
7.38%, 07/01/28 ................. 895 938,900
Entercom Media Corp.
(b)
:
6.50%, 05/01/27 ................. 508 525,145
6.75%, 03/31/29 ................. 365 379,034
Fox Corp.:
3.67%, 01/25/22 ................. 65 66,708
3.05%, 04/07/25 ................. 575 611,580
GCI LLC, 4.75%, 10/15/28
(b)
.......... 1,233 1,262,284
Gray Television, Inc., 7.00%, 05/15/27
(b)
... 505 549,188
Grupo Televisa SAB, 5.25%, 05/24/49 .... 700 799,750
iHeartCommunications, Inc.
(b)
:
5.25%, 08/15/27 ................. 214 220,123
Security
Par (000)
Par (000) Value
Media (continued)
4.75%, 01/15/28 ................. USD 175 $ 176,312
Interpublic Group of Cos., Inc. (The):
3.75%, 10/01/21 ................. 300 305,013
3.38%, 03/01/41 ................. 370 359,607
5.40%, 10/01/48 ................. 200 246,349
Lamar Media Corp., 4.00%, 02/15/30 ..... 958 955,337
LCPR Senior Secured Financing DAC
(b)
:
6.75%, 10/15/27 ................. 3,513 3,745,385
5.13%, 07/15/29 ................. 3,016 3,069,142
Liberty Interactive LLC:
8.50%, 07/15/29 ................. 500 570,000
8.25%, 02/01/30 ................. 400 454,000
MDC Partners, Inc., 7.50%, 05/01/24
(b)(d)
... 1,010 1,025,150
Meredith Corp., 6.88%, 02/01/26 ....... 761 782,631
Midcontinent Communications, 5.38%,
08/15/27
(b)
.................... 554 575,994
Nexstar Broadcasting, Inc., 5.63%, 07/15/27
(b)
700 733,684
Outfront Media Capital LLC
(b)
:
5.00%, 08/15/27 ................. 3,344 3,377,440
4.25%, 01/15/29 ................. 919 884,740
Quebecor Media, Inc., 5.75%, 01/15/23 ... 3,380 3,603,080
Radiate Holdco LLC
(b)
:
4.50%, 09/15/26 ................. 4,866 4,920,743
6.50%, 09/15/28 ................. 10,878 11,486,624
Scripps Escrow II, Inc.
(b)
:
3.88%, 01/15/29 ................. 368 361,560
5.38%, 01/15/31 ................. 1,284 1,274,370
SES SA, (EUR Swap Annual 5 Year + 5.40%),
5.63%
(a)(j)
.................... EUR 915 1,181,288
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... USD 4,370 4,211,587
Sirius XM Radio, Inc.
(b)
:
5.00%, 08/01/27 ................. 2,336 2,450,581
5.50%, 07/01/29 ................. 6,369 6,886,481
4.13%, 07/01/30 ................. 2,088 2,090,401
Summer BC Holdco A SARL, 9.25%, 10/31/27 EUR 631 795,140
Summer BC Holdco B SARL, 5.75%, 10/31/26 1,919 2,367,433
Summer BidCo BV
(i)
:
0.00%, (0.00% Cash or 9.75% PIK),
11/15/25
(a)
................... 754 902,313
0.00%, (0.00% Cash or 9.75% PIK),
11/15/25 .................... 338 405,918
TEGNA, Inc.:
5.50%, 09/15/24
(b)
................ USD 73 74,186
4.75%, 03/15/26
(b)
................ 585 620,831
4.63%, 03/15/28 ................. 750 763,125
5.00%, 09/15/29 ................. 2,950 3,061,392
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
............... 3,600 3,780,000
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(b)
3,637 3,913,594
Time Warner Cable LLC, 4.00%, 09/01/21 .. 850 854,446
Townsquare Media, Inc., 6.88%, 02/01/26
(b)
. 844 898,860
Univision Communications, Inc.
(b)
:
5.13%, 02/15/25 ................. 4,563 4,620,038
6.63%, 06/01/27 ................. 2,784 2,973,103
UPC Holding BV:
5.50%, 01/15/28
(b)
................ 400 413,380
3.88%, 06/15/29 ................. EUR 700 815,784
UPCB Finance VII Ltd., 3.63%, 06/15/29 ... 1,656 1,961,411
Urban One, Inc., 7.38%, 02/01/28
(b)
...... USD 75 77,650
ViacomCBS, Inc.:
4.38%, 03/15/43 ................. 592 638,806
5.85%, 09/01/43 ................. 229 292,481
4.95%, 05/19/50 ................. 77 90,256

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Media (continued)
(LIBOR USD 3 Month + 3.90%), 5.87%,
02/28/57
(a)
................... USD 450 $ 457,340
(LIBOR USD 3 Month + 3.90%), 6.25%,
02/28/57
(a)
................... 450 499,999
Videotron Ltd.:
5.00%, 07/15/22 ................. 450 468,000
5.38%, 06/15/24
(b)
................ 400 440,724
5.13%, 04/15/27
(b)
................ 569 601,362
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28 ................ GBP 567 805,116
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
............... USD 5,105 5,194,337
Ziggo Bond Co. BV
(b)
:
6.00%, 01/15/27 ................. 783 816,278
5.13%, 02/28/30 ................. 2,811 2,874,247
Ziggo BV:
4.25%, 01/15/27 ................. EUR 296 360,971
5.50%, 01/15/27
(b)
................ USD 4,992 5,197,920
4.88%, 01/15/30
(b)
................ 2,956 3,021,431
249,094,804
Metals & Mining — 0.8%
ABJA Investment Co. Pte. Ltd.:
5.95%, 07/31/24 ................. 6,909 7,450,925
5.45%, 01/24/28 ................. 630 648,742
Alcoa Nederland Holding BV
(b)
:
6.75%, 09/30/24 ................. 500 516,750
7.00%, 09/30/26 ................. 450 474,750
Allegheny Technologies, Inc.:
7.88%, 08/15/23
(d)
................ 2,253 2,443,829
5.88%, 12/01/27 ................. 25 25,875
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ..................... 1,245 1,247,723
Antofagasta plc, 2.38%, 10/14/30
(b)
...... 1,540 1,503,964
ArcelorMittal SA:
3.60%, 07/16/24 ................. 600 632,074
4.55%, 03/11/26 ................. 1,950 2,167,638
Arconic Corp.
(b)
:
6.00%, 05/15/25 ................. 1,922 2,071,503
6.13%, 02/15/28 ................. 3,290 3,503,850
Barrick North America Finance LLC, 5.75%,
05/01/43 ..................... 30 39,515
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43 286 369,918
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 10,502 11,438,761
Cleveland-Cliffs, Inc.
(b)
:
9.88%, 10/17/25 ................. 1,322 1,548,789
4.63%, 03/01/29 ................. 200 199,660
Commercial Metals Co., 5.38%, 07/15/27 .. 104 109,200
Constellium SE
(b)
:
5.75%, 05/15/24 ................. 695 703,688
5.88%, 02/15/26 ................. 7,037 7,251,628
5.63%, 06/15/28 ................. 1,468 1,549,107
3.75%, 04/15/29 ................. 5,146 4,919,988
FMG Resources August 2006 Pty. Ltd.
(b)
:
5.13%, 05/15/24 ................. 545 590,706
4.50%, 09/15/27 ................. 595 635,722
Freeport-McMoRan, Inc.:
4.38%, 08/01/28 ................. 3,038 3,222,558
5.45%, 03/15/43 ................. 6,922 8,327,166
Fresnillo plc, 4.25%, 10/02/50
(b)
........ 3,085 3,031,013
Glencore Funding LLC, 0.00%, 03/27/25
(h)(l)
. 800 771,608
Gold Fields Orogen Holdings BVI Ltd., 5.13%,
05/15/24
(b)
.................... 4,309 4,671,225
IAMGOLD Corp., 5.75%, 10/15/28
(b)
..... 385 387,887
Industrias Penoles SAB de CV, 4.75%,
08/06/50
(b)
.................... 1,835 1,883,169
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(b)
.................... USD 2,368 $ 2,652,160
JSW Steel Ltd.:
5.95%, 04/18/24 ................. 630 669,572
5.38%, 04/04/25 ................. 4,173 4,371,217
Kaiser Aluminum Corp.
(b)
:
6.50%, 05/01/25 ................. 1,512 1,602,267
4.63%, 03/01/28 ................. 244 249,746
KME SE, 6.75%, 02/01/23 ........... EUR 300 298,205
Mineral Resources Ltd., 8.13%, 05/01/27
(b)
. USD 615 679,889
New Gold, Inc., 7.50%, 07/15/27
(b)
...... 4,149 4,297,119
Newmont Corp.:
3.70%, 03/15/23 ................. 220 230,985
2.80%, 10/01/29 ................. 235 241,515
5.45%, 06/09/44 ................. 300 389,660
Nexa Resources SA, 5.38%, 05/04/27
(b)
... 5,239 5,685,625
Novelis Corp.
(b)
:
5.88%, 09/30/26 ................. 4,721 4,927,544
4.75%, 01/30/30 ................. 6,768 6,975,777
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29 EUR 595 718,815
Nucor Corp.:
2.00%, 06/01/25 ................. USD 205 210,309
2.98%, 12/15/55
(b)
................ 75 67,808
Periama Holdings LLC, 5.95%, 04/19/26 ... 4,824 5,089,320
Southern Copper Corp., 5.88%, 04/23/45 .. 150 195,988
Steel Dynamics, Inc.:
2.40%, 06/15/25 ................. 95 99,014
1.65%, 10/15/27 ................. 535 523,807
3.25%, 10/15/50 ................. 210 195,964
SunCoke Energy Partners LP, 7.50%,
06/15/25
(b)
.................... 350 363,563
Taseko Mines Ltd., 7.00%, 02/15/26
(b)
.... 2,495 2,539,910
thyssenkrupp AG:
1.88%, 03/06/23 ................. EUR 637 747,298
2.88%, 02/22/24 ................. 2,862 3,417,620
2.50%, 02/25/25 ................. 100 119,909
United States Steel Corp.:
6.25%, 03/15/26 ................. USD 108 109,125
6.88%, 03/01/29 ................. 2,065 2,111,462
Vale Overseas Ltd.:
6.25%, 08/10/26 ................. 367 435,170
3.75%, 07/08/30 ................. 2,790 2,901,321
Vedanta Resources Finance II plc:
8.00%, 04/23/23 ................. 6,094 5,562,969
13.88%, 01/21/24
(b)
............... 653 704,628
13.88%, 01/21/24 ................ 2,425 2,616,726
8.95%, 03/11/25
(b)
................ 900 859,950
Vedanta Resources Ltd.:
7.13%, 05/31/23 ................. 6,730 6,021,247
143,222,135
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
New Residential Investment Corp., 6.25%,
10/15/25
(b)
.................... 100 100,375
Starwood Property Trust, Inc.:
5.00%, 12/15/21 ................. 1,943 1,969,716
5.50%, 11/01/23
(b)
................ 217 226,765
4.75%, 03/15/25 ................. 550 571,054
2,867,910
Multiline Retail — 0.1%
Future Retail Ltd., 5.60%, 01/22/25 ...... 285 234,056
Golden Eagle Retail Group Ltd., 4.63%,
05/21/23
(b)
.................... 630 639,450
Macy's Retail Holdings LLC, 5.88%, 04/01/29
(b)
170 174,328
Macy's, Inc., 8.38%, 06/15/25
(b)
........ 3,931 4,346,782

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Multiline Retail (continued)
Marks & Spencer plc, 4.50%, 07/10/27
(d)
... GBP 1,200 $ 1,750,502
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
.. USD 3,038 3,098,760
Nordstrom, Inc.:
8.75%, 05/15/25
(b)
................ 738 835,242
5.00%, 01/15/44 ................. 550 534,193
11,613,313
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co., 3.75%,
11/15/23 ..................... 825 885,316
CenterPoint Energy, Inc., 3.60%, 11/01/21 .. 465 473,597
Consumers Energy Co., 3.25%, 08/15/46 .. 875 872,531
Dominion Energy, Inc.:
2.72%, 08/15/21
(d)
................ 365 368,037
Series B, 2.75%, 09/15/22 .......... 1,210 1,241,267
3.90%, 10/01/25 ................. 1,120 1,231,937
DTE Energy Co.:
Series B, 2.60%, 06/15/22 .......... 180 184,252
2.25%, 11/01/22 ................. 200 205,121
NiSource, Inc.:
3.60%, 05/01/30 ................. 400 433,544
3.95%, 03/30/48 ................. 550 578,217
Sempra Energy:
3.40%, 02/01/28 ................. 1,075 1,152,871
3.80%, 02/01/38 ................. 1,025 1,101,746
8,728,436
Oil, Gas & Consumable Fuels — 3.4%
Adani Green Energy UP Ltd., 6.25%, 12/10/24 1,600 1,761,500
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 3,927 4,064,445
Aker BP ASA, 5.88%, 03/31/25
(b)
....... 350 360,283
Antero Midstream Partners LP:
5.38%, 09/15/24 ................. 450 453,937
7.88%, 05/15/26
(b)
................ 3,355 3,608,370
5.75%, 03/01/27
(b)
................ 929 929,204
5.75%, 01/15/28
(b)
................ 450 450,000
Antero Resources Corp.:
5.63%, 06/01/23 ................. 300 301,014
5.00%, 03/01/25 ................. 200 200,154
8.38%, 07/15/26
(b)
................ 856 943,740
7.63%, 02/01/29
(b)
................ 3,196 3,403,740
Apache Corp.:
4.63%, 11/15/25 ................. 305 314,241
4.88%, 11/15/27 ................. 1,709 1,751,725
4.38%, 10/15/28 ................. 958 955,126
5.10%, 09/01/40 ................. 2,537 2,479,918
5.25%, 02/01/42 ................. 599 590,015
4.75%, 04/15/43 ................. 4,198 3,893,645
4.25%, 01/15/44 ................. 767 690,292
5.35%, 07/01/49 ................. 736 702,880
Ascent Resources Utica Holdings LLC
(b)
:
9.00%, 11/01/27 ................. 1,810 2,298,700
8.25%, 12/31/28 ................. 1,004 1,044,160
Azure Power Solar Energy Pvt Ltd., 5.65%,
12/24/24 ..................... 630 666,028
Berry Petroleum Co. LLC, 7.00%, 02/15/26
(b)
180 174,150
Blue Racer Midstream LLC, 7.63%, 12/15/25
(b)
1,273 1,371,938
BP Capital Markets America, Inc.:
3.19%, 04/06/25 ................. 730 785,518
3.02%, 01/16/27 ................. 582 622,045
3.63%, 04/06/30 ................. 830 910,140
1.75%, 08/10/30 ................. 560 528,962
BP Capital Markets plc:
Series BP, 1.00%, 04/28/23
(h)
........ GBP 600 863,473
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%),
4.38%
(a)(j)
.................... USD 12,000 $ 12,693,600
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 4.17%), 4.25%
(a)(j)
. GBP 500 730,658
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%),
4.88%
(a)(j)
.................... USD 11,025 11,810,531
Buckeye Partners LP:
4.13%, 03/01/25
(b)
................ 1,167 1,190,680
3.95%, 12/01/26 ................. 395 390,442
4.50%, 03/01/28
(b)
................ 1,095 1,097,737
5.85%, 11/15/43 ................. 1,712 1,662,977
5.60%, 10/15/44 ................. 978 943,281
Callon Petroleum Co., 9.00%, 04/01/25
(b)
.. 3,178 3,223,700
Calumet Specialty Products Partners LP:
7.75%, 04/15/23 ................. 500 496,305
11.00%, 04/15/25
(b)
............... 500 525,000
Cameron LNG LLC, 3.30%, 01/15/35
(b)
.... 565 580,625
Centennial Resource Production LLC, 6.88%,
04/01/27
(b)
.................... 844 751,160
Cheniere Corpus Christi Holdings LLC:
5.88%, 03/31/25 ................. 995 1,133,862
5.13%, 06/30/27 ................. 1,165 1,332,316
Cheniere Energy Partners LP:
5.63%, 10/01/26 ................. 4,820 5,040,274
4.50%, 10/01/29 ................. 3,421 3,547,645
4.00%, 03/01/31
(b)
................ 4,499 4,577,733
Cheniere Energy, Inc., 4.63%, 10/15/28
(b)
.. 9,791 10,168,345
Chesapeake Energy Corp.
(b)
:
5.50%, 02/01/26 ................. 483 502,752
5.88%, 02/01/29 ................. 1,388 1,471,280
Chevron Corp., 1.55%, 05/11/25 ........ 1,435 1,464,280
Chevron USA, Inc., 4.20%, 10/15/49 ..... 665 757,283
Cimarex Energy Co., 3.90%, 05/15/27 .... 155 168,738
CITGO Petroleum Corp.
(b)
:
7.00%, 06/15/25 ................. 1,719 1,768,421
6.38%, 06/15/26 ................. 1,785 1,801,119
CNX Resources Corp.
(b)
:
7.25%, 03/14/27 ................. 1,718 1,845,321
6.00%, 01/15/29 ................. 2,184 2,269,569
Colgate Energy Partners III LLC, 7.75%,
02/15/26
(b)
.................... 1,517 1,486,979
Comstock Resources, Inc.:
7.50%, 05/15/25
(b)
................ 1,671 1,733,662
9.75%, 08/15/26 ................. 380 413,250
6.75%, 03/01/29
(b)
................ 4,472 4,583,800
ConocoPhillips
(b)
:
3.75%, 10/01/27 ................. 2,000 2,209,914
4.30%, 08/15/28 ................. 585 663,138
Continental Resources, Inc.:
5.00%, 09/15/22 ................. 1,397 1,398,117
4.50%, 04/15/23 ................. 374 387,352
4.38%, 01/15/28 ................. 500 525,750
5.75%, 01/15/31
(b)
................ 1,716 1,938,840
4.90%, 06/01/44 ................. 1,607 1,607,032
Continuum Energy Levanter Pte. Ltd., 4.50%,
02/09/27
(b)
.................... 1,050 1,065,750
Crestwood Midstream Partners LP:
6.25%, 04/01/23
(d)
................ 570 570,114
5.75%, 04/01/25 ................. 75 75,414
5.63%, 05/01/27
(b)
................ 2,651 2,604,607
6.00%, 02/01/29
(b)
................ 2,621 2,581,685
CrownRock LP, 5.63%, 10/15/25
(b)
...... 8,973 9,154,434

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
DCP Midstream Operating LP:
3.88%, 03/15/23 ................. USD 300 $ 313,020
5.38%, 07/15/25 ................. 645 698,938
6.45%, 11/03/36
(b)
................ 1,578 1,763,415
6.75%, 09/15/37
(b)
................ 5,096 5,688,410
(LIBOR USD 3 Month + 3.85%), 5.85%,
05/21/43
(a)(b)
.................. 375 333,904
5.60%, 04/01/44 ................. 350 350,000
Devon Energy Corp.:
5.60%, 07/15/41 ................. 768 886,025
4.75%, 05/15/42 ................. 312 331,004
Diamondback Energy, Inc.:
2.88%, 12/01/24 ................. 1,680 1,771,627
4.75%, 05/31/25 ................. 50 55,874
3.50%, 12/01/29 ................. 1,400 1,452,988
Double Eagle III Midco 1 LLC, 7.75%,
12/15/25
(b)
.................... 3,721 3,972,986
Enbridge, Inc.:
4.00%, 10/01/23 ................. 500 536,052
2.50%, 01/15/25 ................. 1,040 1,083,931
3.70%, 07/15/27 ................. 144 156,604
3.13%, 11/15/29 ................. 425 441,927
4.50%, 06/10/44 ................. 930 1,006,237
Series 16-A, (LIBOR USD 3 Month +
3.89%), 6.00%, 01/15/77
(a)
........ 13,675 14,598,063
(LIBOR USD 3 Month + 3.64%), 6.25%,
03/01/78
(a)
................... 4,760 4,983,254
Series 20-A, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
5.31%), 5.75%, 07/15/80
(a)
........ 8,265 8,843,550
Endeavor Energy Resources LP
(b)
:
6.63%, 07/15/25 ................. 1,109 1,185,233
5.50%, 01/30/26 ................. 4,452 4,620,285
5.75%, 01/30/28 ................. 4,819 5,090,406
Energean Israel Finance Ltd., 4.50%,
03/30/24
(b)
.................... 3,470 3,484,748
Energy Transfer Operating LP:
5.88%, 01/15/24 ................. 3,740 4,163,272
4.90%, 02/01/24 ................. 245 267,360
5.25%, 04/15/29 ................. 270 307,338
6.50%, 02/01/42 ................. 483 575,995
5.15%, 03/15/45 ................. 1,250 1,289,523
6.25%, 04/15/49 ................. 1,975 2,318,269
Energy Transfer Partners LP, 5.00%, 10/01/22 300 315,084
EnLink Midstream LLC:
5.63%, 01/15/28
(b)
................ 1,672 1,616,791
5.38%, 06/01/29 ................. 930 869,550
EnLink Midstream Partners LP:
4.40%, 04/01/24 ................. 1,979 1,994,832
4.15%, 06/01/25 ................. 1,283 1,254,402
4.85%, 07/15/26 ................. 2,041 1,971,667
5.60%, 04/01/44 ................. 969 804,270
5.05%, 04/01/45 ................. 66 51,053
5.45%, 06/01/47 ................. 600 483,972
Enterprise Products Operating LLC:
2.80%, 01/31/30 ................. 500 516,235
4.45%, 02/15/43 ................. 1,000 1,088,261
4.85%, 03/15/44 ................. 105 120,891
4.80%, 02/01/49 ................. 665 762,405
4.20%, 01/31/50 ................. 950 1,011,431
EOG Resources, Inc.:
4.38%, 04/15/30 ................. 300 344,405
4.95%, 04/15/50 ................. 70 85,390
EQM Midstream Partners LP:
6.00%, 07/01/25
(b)
................ 1,589 1,710,161
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.13%, 12/01/26 ................. USD 178 $ 176,665
6.50%, 07/01/27
(b)
................ 3,017 3,280,233
5.50%, 07/15/28 ................. 730 766,310
4.50%, 01/15/29
(b)
................ 2,005 1,953,793
4.75%, 01/15/31
(b)
................ 3,573 3,465,810
6.50%, 07/15/48 ................. 240 239,400
EQT Corp.:
7.63%, 02/01/25
(d)
................ 475 546,670
3.90%, 10/01/27 ................. 2,054 2,095,080
5.00%, 01/15/29 ................. 175 187,250
8.50%, 02/01/30
(d)
................ 1,486 1,895,096
Genesis Energy LP:
6.50%, 10/01/25 ................. 1,078 1,056,709
8.00%, 01/15/27 ................. 1,761 1,783,048
7.75%, 02/01/28 ................. 840 840,252
Global Partners LP, 6.88%, 01/15/29 ..... 975 1,046,419
GNL Quintero SA, 4.63%, 07/31/29 ...... 7,171 7,812,805
Greenko Dutch BV:
5.25%, 07/24/24 ................. 630 653,231
3.85%, 03/29/26 ................. 650 652,235
Greenko Mauritius Ltd., 6.25%, 02/21/23 .. 930 956,447
Greenko Solar Mauritius Ltd.:
5.55%, 01/29/25 ................. 630 645,750
5.95%, 07/29/26 ................. 8,565 9,137,784
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 2,373 2,550,263
Hess Corp.:
4.30%, 04/01/27 ................. 925 1,008,102
5.60%, 02/15/41 ................. 925 1,067,078
5.80%, 04/01/47 ................. 200 238,486
Hess Midstream Operations LP
(b)
:
5.63%, 02/15/26 ................. 1,418 1,460,540
5.13%, 06/15/28 ................. 981 991,791
Hilcorp Energy I LP
(b)
:
5.75%, 10/01/25 ................. 550 551,375
6.25%, 11/01/28 ................. 220 226,600
5.75%, 02/01/29 ................. 1,096 1,105,590
6.00%, 02/01/31 ................. 1,911 1,939,665
HollyFrontier Corp., 2.63%, 10/01/23 ..... 885 911,898
HPCL-Mittal Energy Ltd.:
5.45%, 10/22/26 ................. 1,760 1,841,400
5.25%, 04/28/27 ................. 700 725,812
India Green Energy Holdings:
5.38%, 04/29/24
(b)
................ 2,900 3,012,375
5.38%, 04/29/24 ................. 1,945 2,020,369
Indigo Natural Resources LLC, 5.38%,
02/01/29
(b)
.................... 3,810 3,753,650
Ithaca Energy North Sea plc, 9.38%, 07/15/24
(b)
625 625,000
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)
.................... 1,535 1,571,072
Kinder Morgan Energy Partners LP:
5.00%, 10/01/21 ................. 3,000 3,032,149
6.95%, 01/15/38 ................. 286 383,708
6.38%, 03/01/41 ................. 75 95,092
5.40%, 09/01/44 ................. 850 996,157
Kinder Morgan, Inc.:
3.15%, 01/15/23 ................. 2,105 2,197,917
5.55%, 06/01/45 ................. 1,175 1,405,080
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)
... 4,016 4,205,270
Marathon Oil Corp.:
2.80%, 11/01/22 ................. 628 644,147
4.40%, 07/15/27 ................. 2,075 2,284,199
Marathon Petroleum Corp.:
4.50%, 05/01/23 ................. 2,150 2,305,950
4.75%, 09/15/44 ................. 49 54,348
Matador Resources Co., 5.88%, 09/15/26 .. 7,320 7,127,850

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26 . USD 2,890 $ 3,073,334
Medco Platinum Road Pte. Ltd., 6.75%,
01/30/25 ..................... 3,648 3,807,600
MEG Energy Corp.
(b)
:
6.50%, 01/15/25 ................. 5,351 5,527,315
7.13%, 02/01/27 ................. 2,374 2,486,765
5.88%, 02/01/29 ................. 935 937,338
Mongolian Mining Corp., 9.25%, 04/15/24 .. 4,000 3,747,500
MPLX LP:
1.75%, 03/01/26 ................. 1,160 1,161,772
4.25%, 12/01/27 ................. 790 888,099
4.00%, 03/15/28 ................. 425 469,357
Murphy Oil Corp.:
4.95%, 12/01/22
(d)
................ 350 372,190
6.88%, 08/15/24 ................. 300 306,750
5.75%, 08/15/25 ................. 1,222 1,221,756
5.88%, 12/01/27 ................. 512 501,760
6.38%, 07/15/28 ................. 868 868,629
6.37%, 12/01/42
(d)
................ 150 136,500
Neerg Energy Ltd., 6.00%, 02/13/22 ..... 2,070 2,092,641
Neptune Energy Bondco plc, 6.63%, 05/15/25
(b)
1,568 1,573,880
New Fortress Energy, Inc., 6.75%, 09/15/25
(b)
11,830 12,154,142
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
3,163 3,249,982
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
.... 1,007 1,335,667
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(b)
3,818 3,796,047
NuStar Logistics LP:
5.75%, 10/01/25 ................. 752 805,031
6.00%, 06/01/26 ................. 2,522 2,718,930
5.63%, 04/28/27 ................. 600 627,657
6.38%, 10/01/30 ................. 47 50,819
Occidental Petroleum Corp.:
2.70%, 08/15/22 ................. 2,306 2,306,865
2.70%, 02/15/23 ................. 1,648 1,644,242
6.95%, 07/01/24 ................. 431 472,932
2.90%, 08/15/24 ................. 6,386 6,316,009
5.50%, 12/01/25 ................. 1,411 1,492,132
3.40%, 04/15/26 ................. 348 337,908
3.20%, 08/15/26 ................. 114 109,384
3.00%, 02/15/27 ................. 30 28,229
8.50%, 07/15/27 ................. 380 450,300
6.38%, 09/01/28 ................. 705 773,812
3.50%, 08/15/29 ................. 1,750 1,642,025
8.88%, 07/15/30 ................. 885 1,115,985
6.63%, 09/01/30 ................. 550 618,090
6.13%, 01/01/31 ................. 1,964 2,168,649
6.45%, 09/15/36 ................. 2,200 2,428,272
4.30%, 08/15/39 ................. 2,678 2,270,971
6.20%, 03/15/40 ................. 3,053 3,136,957
4.50%, 07/15/44 ................. 2,020 1,721,808
4.63%, 06/15/45 ................. 4,189 3,665,794
6.60%, 03/15/46 ................. 450 479,295
4.40%, 04/15/46 ................. 4,378 3,749,494
4.10%, 02/15/47 ................. 482 386,212
4.20%, 03/15/48 ................. 2,022 1,643,077
4.40%, 08/15/49 ................. 1,217 1,017,741
Ovintiv Exploration, Inc.:
5.75%, 01/30/22 ................. 657 678,530
5.63%, 07/01/24 ................. 425 467,213
5.38%, 01/01/26 ................. 2,342 2,580,945
Ovintiv, Inc.:
8.13%, 09/15/30 ................. 25 33,017
7.20%, 11/01/31 ................. 50 62,590
7.38%, 11/01/31 ................. 847 1,077,380
6.50%, 08/15/34 ................. 1,716 2,077,503
6.63%, 08/15/37 ................. 50 60,128
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.50%, 02/01/38 ................. USD 150 $ 181,320
Par Petroleum LLC, 7.75%, 12/15/25
(b)
.... 300 303,750
Parkland Corp.
(b)
:
6.00%, 04/01/26 ................. 330 345,114
5.88%, 07/15/27 ................. 2,224 2,371,340
4.50%, 10/01/29 ................. 2,184 2,186,730
Parsley Energy LLC
(b)
:
5.63%, 10/15/27 ................. 2,327 2,521,886
4.13%, 02/15/28 ................. 3,356 3,553,165
PBF Holding Co. LLC:
9.25%, 05/15/25
(b)
................ 2,976 3,038,347
7.25%, 06/15/25 ................. 890 724,994
PDC Energy, Inc.:
6.13%, 09/15/24 ................. 1,560 1,600,755
6.25%, 12/01/25 ................. 1,742 1,750,710
5.75%, 05/15/26 ................. 3,733 3,872,054
Petrobras Global Finance BV:
4.38%, 05/20/23 ................. 2,579 2,700,858
5.30%, 01/27/25 ................. 13,605 14,931,487
7.38%, 01/17/27 ................. 1,740 2,061,900
Pioneer Natural Resources Co.:
1.13%, 01/15/26 ................. 310 304,349
2.15%, 01/15/31 ................. 755 713,789
Plains All American Pipeline LP, 6.65%,
01/15/37 ..................... 1,305 1,526,489
Puma International Financing SA:
5.13%, 10/06/24 ................. 1,375 1,374,570
5.13%, 10/06/24
(b)
................ 350 349,891
5.00%, 01/24/26
(b)
................ 550 540,891
Range Resources Corp.:
5.88%, 07/01/22 ................. 140 140,700
5.00%, 08/15/22 ................. 2,947 2,999,162
5.00%, 03/15/23 ................. 1,595 1,620,919
4.88%, 05/15/25 ................. 922 912,780
9.25%, 02/01/26 ................. 1,471 1,598,271
8.25%, 01/15/29
(b)
................ 1,053 1,126,710
Rattler Midstream LP, 5.63%, 07/15/25
(b)
... 1,464 1,528,592
ReNew Power Ltd., 6.45%, 09/27/22 ..... 3,330 3,450,713
ReNew Power Pvt Ltd., 5.88%, 03/05/27 ... 4,485 4,758,305
ReNew Power Synthetic:
6.67%, 03/12/24
(b)
................ 630 661,894
6.67%, 03/12/24 ................. 4,901 5,149,113
Repsol International Finance BV
(a)
:
(EUR Swap Annual 5 Year + 4.00%),
3.75%
(j)
..................... EUR 550 691,817
(EUR Swap Annual 5 Year + 4.41%),
4.25%
(j)
..................... 467 603,101
(EUR Swap Annual 10 Year + 4.20%),
4.50%, 03/25/75 ............... 300 385,844
Rubis Terminal Infra SAS, 5.63%, 05/15/25 . 1,313 1,620,669
Sabine Pass Liquefaction LLC:
5.75%, 05/15/24 ................. USD 975 1,100,138
5.63%, 03/01/25 ................. 1,525 1,743,715
4.50%, 05/15/30 ................. 465 521,818
Santos Finance Ltd., 5.25%, 03/13/29 .... 1,100 1,204,090
Seven Generations Energy Ltd., 5.38%,
09/30/25
(b)
.................... 495 513,166
SM Energy Co.:
6.13%, 11/15/22 ................. 1,556 1,534,247
5.00%, 01/15/24 ................. 92 86,526
10.00%, 01/15/25
(b)
............... 5,864 6,597,000
Southwestern Energy Co.:
4.10%, 03/15/22 ................. 1,750 1,750,000
6.45%, 01/23/25
(d)
................ 1,637 1,757,197
7.50%, 04/01/26 ................. 1,451 1,535,187

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
7.75%, 10/01/27 ................. USD 350 $ 374,063
8.38%, 09/15/28 ................. 857 940,557
Sunoco Logistics Partners Operations LP:
5.30%, 04/01/44 ................. 1,215 1,279,984
5.40%, 10/01/47 ................. 2,562 2,766,427
Sunoco LP:
5.50%, 02/15/26 ................. 1,194 1,226,584
6.00%, 04/15/27 ................. 1,260 1,318,275
5.88%, 03/15/28 ................. 436 456,331
4.50%, 05/15/29
(b)
................ 1,954 1,946,672
Tallgrass Energy Partners LP
(b)
:
5.50%, 09/15/24 ................. 985 999,775
7.50%, 10/01/25 ................. 1,062 1,143,084
5.50%, 01/15/28 ................. 295 288,112
6.00%, 12/31/30 ................. 1,925 1,902,862
Talos Production, Inc., 12.00%, 01/15/26
(b)
. 900 880,875
Targa Resources Partners LP:
4.25%, 11/15/23 ................. 569 571,276
5.88%, 04/15/26 ................. 3,333 3,489,234
5.38%, 02/01/27 ................. 1,036 1,074,399
6.50%, 07/15/27 ................. 400 434,672
5.00%, 01/15/28 ................. 4,494 4,679,378
6.88%, 01/15/29 ................. 786 865,936
5.50%, 03/01/30 ................. 1,628 1,709,400
4.88%, 02/01/31
(b)
................ 602 609,977
4.00%, 01/15/32
(b)
................ 300 282,156
Teine Energy Ltd., 6.88%, 04/15/29
(b)
..... 1,341 1,357,226
TerraForm Power Operating LLC
(b)
:
4.25%, 01/31/23 ................. 584 602,980
5.00%, 01/31/28 ................. 1,080 1,165,374
4.75%, 01/15/30 ................. 986 1,023,774
Trafigura Funding SA, 3.88%, 02/02/26 ... EUR 800 936,284
Transcanada Trust, Series 16-A, (LIBOR USD
3 Month + 4.64%), 5.87%, 08/15/76
(a)
... USD 23,129 25,210,610
UGI International LLC, 3.25%, 11/01/25 ... EUR 500 598,866
Valero Energy Corp.:
2.70%, 04/15/23 ................. USD 425 441,194
1.20%, 03/15/24 ................. 1,250 1,253,766
2.85%, 04/15/25 ................. 625 653,403
Vine Oil & Gas LP, 8.75%, 04/15/23
(b)
..... 354 376,833
Viper Energy Partners LP, 5.38%, 11/01/27
(b)
1,357 1,411,280
Western Midstream Operating LP:
3.95%, 06/01/25 ................. 884 907,877
4.75%, 08/15/28 ................. 256 267,520
5.30%, 02/01/30
(d)
................ 1,900 2,063,172
5.45%, 04/01/44 ................. 2,063 2,115,606
5.30%, 03/01/48 ................. 5,531 5,550,580
5.50%, 08/15/48 ................. 671 660,345
6.50%, 02/01/50
(d)
................ 6,362 6,878,912
Williams Cos., Inc. (The):
3.60%, 03/15/22 ................. 1,000 1,024,124
3.70%, 01/15/23 ................. 960 1,003,856
4.55%, 06/24/24 ................. 1,425 1,570,419
WPX Energy, Inc.:
8.25%, 08/01/23 ................. 286 328,185
5.25%, 09/15/24 ................. 400 443,500
5.88%, 06/15/28 ................. 154 169,754
601,886,255
Paper & Forest Products — 0.0%
Clearwater Paper Corp., 4.75%, 08/15/28
(b)
. 125 125,937
Georgia-Pacific LLC, 1.75%, 09/30/25
(b)
... 187 190,259
Louisiana-Pacific Corp., 3.63%, 03/15/29
(b)
. 900 875,250
Mercer International, Inc., 5.13%, 02/01/29
(b)
240 248,640
Norbord, Inc.
(b)
:
6.25%, 04/15/23 ................. 173 187,489
Security
Par (000)
Par (000) Value
Paper & Forest Products (continued)
5.75%, 07/15/27 ................. USD 730 $ 778,034
Resolute Forest Products, Inc., 4.88%,
03/01/26
(b)
.................... 1,080 1,082,700
Sappi Papier Holding GmbH, 3.63%, 03/15/28 EUR 460 540,208
4,028,517
Personal Products — 0.0%
Coty, Inc.:
4.00%, 04/15/23 ................. 900 1,031,377
4.75%, 04/15/26 ................. 600 670,303
6.50%, 04/15/26
(b)
................ USD 500 503,885
Edgewell Personal Care Co., 5.50%, 06/01/28
(b)
548 578,688
Prestige Brands, Inc., 3.75%, 04/01/31
(b)
... 2,137 2,038,164
4,822,417
Pharmaceuticals — 0.6%
Bausch Health Americas, Inc.
(b)
:
9.25%, 04/01/26 ................. 800 886,400
8.50%, 01/31/27 ................. 3,400 3,771,875
Bausch Health Cos., Inc.
(b)
:
7.00%, 03/15/24 ................. 1,014 1,037,322
6.13%, 04/15/25 ................. 2,028 2,079,106
5.50%, 11/01/25 ................. 1,125 1,155,802
9.00%, 12/15/25 ................. 6,400 6,953,408
5.75%, 08/15/27 ................. 2,758 2,968,298
7.00%, 01/15/28 ................. 1,904 2,066,887
5.00%, 01/30/28 ................. 1,357 1,373,962
5.00%, 02/15/29 ................. 3,942 3,914,899
6.25%, 02/15/29 ................. 4,887 5,194,689
7.25%, 05/30/29 ................. 5,147 5,745,339
5.25%, 01/30/30 ................. 1,865 1,874,698
5.25%, 02/15/31 ................. 3,799 3,780,841
Bayer US Finance II LLC, 4.25%, 12/15/25
(b)
1,525 1,697,119
Bristol-Myers Squibb Co.:
2.90%, 07/26/24 ................. 332 354,728
3.40%, 07/26/29 ................. 80 87,425
Catalent Pharma Solutions, Inc.:
5.00%, 07/15/27
(b)
................ 3,091 3,237,823
2.38%, 03/01/28 ................. EUR 2,407 2,809,168
3.13%, 02/15/29
(b)
................ USD 1,729 1,659,840
Cheplapharm Arzneimittel GmbH:
3.50%, 02/11/27 ................. EUR 686 814,930
4.38%, 01/15/28 ................. 592 725,479
5.50%, 01/15/28
(b)
................ USD 2,250 2,337,233
Elanco Animal Health, Inc., 5.90%, 08/28/28
(d)
680 770,950
Endo DAC
(b)
:
5.88%, 10/15/24 ................. 400 402,000
9.50%, 07/31/27 ................. 5,600 6,083,000
6.00%, 06/30/28 ................. 2,215 1,794,150
Endo Luxembourg Finance Co. I Sarl, 6.13%,
04/01/29
(b)
.................... 3,516 3,546,765
Herbalife Nutrition Ltd., 7.88%, 09/01/25
(b)
.. 1,150 1,250,625
HLF Financing SARL LLC, 7.25%, 08/15/26
(b)
200 209,500
Johnson & Johnson, 3.55%, 03/01/36 .... 820 915,694
Jubilant Pharma Ltd., 6.00%, 03/05/24 .... 1,300 1,370,687
Merck & Co., Inc., 3.40%, 03/07/29 ...... 155 171,141
Nidda BondCo GmbH:
5.00%, 09/30/25 ................. EUR 800 947,091
7.25%, 09/30/25 ................. 374 453,919
Nidda Healthcare Holding GmbH,
3.50%, 09/30/24 ................. 1,911 2,247,511
P&L Development LLC, 7.75%, 11/15/25
(b)
.. USD 2,150 2,300,500
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(b)
9,815 10,410,280
Pfizer, Inc.:
3.45%, 03/15/29 ................. 240 263,406
4.30%, 06/15/43 ................. 325 378,303

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
2.70%, 05/28/50 ................. USD 1,150 $ 1,076,772
Rossini SARL:
(EURIBOR 3 Month + 3.88%), 3.88%,
10/30/25
(a)
................... EUR 200 234,774
6.75%, 10/30/25 ................. 1,212 1,503,038
Shire Acquisitions Investments Ireland DAC,
3.20%, 09/23/26 ................ USD 25 26,934
Takeda Pharmaceutical Co. Ltd.:
4.40%, 11/26/23 ................. 1,088 1,189,159
3.18%, 07/09/50 ................. 1,420 1,356,236
Teva Pharmaceutical Finance Netherlands II
BV:
6.00%, 01/31/25 ................. EUR 900 1,161,963
4.50%, 03/01/25 ................. 500 616,767
1.88%, 03/31/27 ................. 300 329,272
1.63%, 10/15/28 ................. 300 318,498
Teva Pharmaceutical Finance Netherlands III
BV, 7.13%, 01/31/25 ............. USD 200 219,940
98,076,146
Professional Services — 0.1%
AMN Healthcare, Inc.
(b)
:
4.63%, 10/01/27 ................. 85 86,912
4.00%, 04/15/29 ................. 786 782,070
ASGN, Inc., 4.63%, 05/15/28
(b)
......... 1,406 1,450,542
Dun & Bradstreet Corp. (The)
(b)
:
6.88%, 08/15/26 ................. 3,607 3,851,194
10.25%, 02/15/27 ................ 2,172 2,424,495
House of Finance NV (The), 4.38%, 07/15/26 EUR 500 594,647
Intertrust Group BV, 3.38%, 11/15/25 ..... 1,711 2,056,652
Jaguar Holding Co. II/PPD Development LP
(b)
:
4.63%, 06/15/25 ................. USD 4,102 4,279,616
5.00%, 06/15/28 ................. 4,588 4,778,402
Korn Ferry, 4.63%, 12/15/27
(b)
......... 965 983,094
La Financiere Atalian SASU, 5.13%, 05/15/25 EUR 471 535,385
Science Applications International Corp.,
4.88%, 04/01/28
(b)
............... USD 2,440 2,522,350
24,345,359
Real Estate Management & Development — 3.3%
ADLER Group SA:
3.25%, 08/05/25 ................. EUR 900 1,100,518
2.75%, 11/13/26 ................. 100 119,669
2.25%, 01/14/29 ................. 300 337,263
ADLER Real Estate AG, 3.00%, 04/27/26 .. 400 490,118
Agile Group Holdings Ltd.:
8.50%, 07/18/21 ................. USD 1,758 1,779,426
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 11.29%),
7.88%
(a)(j)
.................... 984 1,017,210
5.75%, 01/02/25 ................. 7,642 7,811,557
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 11.08%),
7.75%
(a)(j)
.................... 2,282 2,339,050
6.05%, 10/13/25 ................. 4,265 4,410,276
Alam Sutera Realty Tbk. PT, 0.00%, (0.00%
Cash or 6.25% PIK), 05/02/24
(i)
....... 607 503,620
Aroundtown SA, (EUR Swap Annual 5 Year +
3.98%), 3.37%
(a)(j)
............... EUR 1,500 1,830,700
Canary Wharf Group Investment Holdings plc:
1.75%, 04/07/26 ................. 550 650,054
3.38%, 04/23/28 ................. GBP 500 684,096
Celulosa Arauco y Constitucion SA, 3.88%,
11/02/27 ..................... USD 325 348,611
Central China Real Estate Ltd.:
6.88%, 08/08/22 ................. 630 614,053
7.25%, 04/24/23 ................. 2,630 2,485,350
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
7.90%, 11/07/23 ................. USD 1,930 $ 1,746,650
7.25%, 07/16/24 ................. 2,118 1,842,660
7.25%, 08/13/24 ................. 918 793,210
CFLD Cayman Investment Ltd.
(e)(k)
:
8.63%, 02/28/21 ................. 314 120,007
6.92%, 06/16/22 ................. 4,911 1,815,535
6.90%, 01/13/23 ................. 6,858 2,535,317
8.60%, 04/08/24 ................. 2,833 1,047,325
China Aoyuan Group Ltd.:
7.50%, 05/10/21 ................. 5,030 5,029,849
8.50%, 01/23/22 ................. 3,028 3,072,474
5.38%, 09/13/22 ................. 400 400,924
7.95%, 02/19/23 ................. 10,122 10,450,965
6.35%, 02/08/24 ................. 7,738 7,754,927
5.98%, 08/18/25 ................. 2,400 2,351,250
China Evergrande Group:
8.25%, 03/23/22 ................. 1,145 1,091,334
9.50%, 04/11/22 ................. 630 605,194
11.50%, 01/22/23 ................ 9,095 8,554,984
10.00%, 04/11/23 ................ 7,174 6,591,113
7.50%, 06/28/23 ................. 2,500 2,160,156
12.00%, 01/22/24 ................ 6,281 5,819,739
10.50%, 04/11/24 ................ 1,930 1,718,303
China SCE Group Holdings Ltd.:
7.45%, 04/17/21 ................. 3,000 3,003,900
5.88%, 03/10/22 ................. 1,171 1,182,733
7.25%, 04/19/23 ................. 5,710 5,875,947
7.38%, 04/09/24 ................. 6,549 6,735,237
7.00%, 05/02/25 ................. 4,685 4,743,563
CIFI Holdings Group Co. Ltd.:
5.50%, 01/23/22 ................. 2,100 2,125,594
7.63%, 02/28/23 ................. 1,500 1,561,875
6.55%, 03/28/24 ................. 2,810 2,982,112
6.45%, 11/07/24 ................. 3,264 3,469,020
6.00%, 07/16/25 ................. 4,272 4,533,660
5.95%, 10/20/25 ................. 5,340 5,675,419
5.25%, 05/13/26 ................. 6,015 6,172,804
Citycon OYJ, (EUR Swap Annual 5 Year +
4.71%), 4.50%
(a)(j)
............... EUR 600 721,211
Consus Real Estate AG, 9.63%, 05/15/24 .. 1,371 1,694,836
Country Garden Holdings Co. Ltd.:
6.50%, 04/08/24 ................. USD 2,719 2,907,631
6.15%, 09/17/25 ................. 4,561 5,055,583
4.20%, 02/06/26 ................. 8,332 8,704,336
5.63%, 12/15/26 ................. 800 891,250
5.13%, 01/14/27 ................. 630 668,391
4.80%, 08/06/30 ................. 5,500 5,775,000
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24 ................ EUR 400 452,662
Easy Tactic Ltd.:
9.13%, 07/28/22 ................. USD 3,153 3,142,162
8.13%, 02/27/23 ................. 4,580 4,373,900
8.63%, 02/27/24 ................. 4,785 4,438,087
8.63%, 03/05/24 ................. 1,457 1,350,002
8.13%, 07/11/24 ................. 4,330 3,921,356
Excel Capital Global Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 3 Year
+ 9.34%), 7.00%
(a)(j)
.............. 4,800 4,824,184
Fantasia Holdings Group Co. Ltd.:
15.00%, 12/18/21 ................ 1,735 1,812,533
11.75%, 04/17/22 ................ 2,039 2,078,149
7.95%, 07/05/22 ................. 1,650 1,596,891
12.25%, 10/18/22 ................ 3,269 3,325,186
10.88%, 01/09/23 ................ 1,345 1,339,536
11.88%, 06/01/23 ................ 1,500 1,480,312

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
9.25%, 07/28/23 ................. USD 3,540 $ 3,263,437
9.88%, 10/19/23 ................. 2,640 2,438,700
Fastighets AB Balder, (EUR Swap Annual 5
Year + 3.19%), 2.87%, 06/02/81
(a)
..... EUR 1,025 1,192,615
Five Point Operating Co. LP, 7.88%, 11/15/25
(b)
USD 4,450 4,650,806
Global Prime Capital Pte. Ltd.:
7.25%, 04/26/21 ................. 3,000 3,001,230
5.50%, 10/18/23 ................. 630 640,041
5.95%, 01/23/25 ................. 6,156 6,371,460
Greenland Global Investment Ltd.:
(LIBOR USD 3 Month + 4.85%), 5.05%,
09/26/21
(a)
................... 3,600 3,487,500
7.25%, 03/12/22 ................. 630 596,531
6.75%, 06/25/22 ................. 520 479,375
5.60%, 11/13/22 ................. 4,563 4,052,514
6.25%, 12/16/22 ................. 4,547 4,352,332
Greystar Real Estate Partners LLC, 5.75%,
12/01/25
(b)
.................... 1,645 1,690,238
Heimstaden Bostad AB
(a)(j)
:
(EUR Swap Annual 5 Year + 3.67%), 3.25% EUR 450 543,546
(EUR Swap Annual 5 Year + 3.91%), 3.37% 450 544,349
(EUR Swap Annual 5 Year + 3.15%), 2.62% 1,275 1,480,061
Hopson Development Holdings Ltd., 7.50%,
06/27/22 ..................... USD 6,890 7,034,259
Howard Hughes Corp. (The)
(b)
:
5.38%, 08/01/28 ................. 1,204 1,265,705
4.13%, 02/01/29 ................. 1,409 1,377,607
4.38%, 02/01/31 ................. 1,794 1,756,999
Hunt Cos., Inc., 6.25%, 02/15/26
(b)
...... 540 557,010
JGC Ventures Pte. Ltd., 10.75%, 08/30/21
(e)(k)
2,500 1,003,906
Jingrui Holdings Ltd., 9.45%, 04/23/21 .... 1,200 1,187,250
Kaisa Group Holdings Ltd.:
8.50%, 06/30/22 ................. 737 751,049
11.95%, 10/22/22 ................ 3,345 3,509,114
11.50%, 01/30/23 ................ 3,413 3,527,122
10.88%, 07/23/23 ................ 9,661 10,029,326
9.75%, 09/28/23 ................. 5,565 5,662,387
11.95%, 11/12/23 ................ 4,610 4,841,941
9.38%, 06/30/24 ................. 5,944 5,713,670
Kennedy-Wilson, Inc.:
5.88%, 04/01/24 ................. 585 590,727
5.00%, 03/01/31 ................. 300 303,825
KWG Group Holdings Ltd.:
7.88%, 08/09/21 ................. 1,144 1,160,802
7.88%, 09/01/23 ................. 7,914 8,161,313
7.40%, 03/05/24 ................. 1,718 1,801,216
5.88%, 11/10/24 ................. 1,287 1,302,685
5.95%, 08/10/25 ................. 7,356 7,245,660
Logan Group Co. Ltd.:
6.88%, 04/24/21 ................. 2,000 2,004,260
6.50%, 07/16/23 ................. 5,918 6,065,950
6.90%, 06/09/24 ................. 1,718 1,819,470
5.75%, 01/14/25 ................. 3,322 3,487,062
5.25%, 10/19/25 ................. 5,545 5,746,006
Modern Land China Co. Ltd., 12.85%, 10/25/21 530 540,434
Modernland Overseas Pte. Ltd., 6.95%,
04/13/24
(e)(k)
................... 1,296 514,350
New Metro Global Ltd.:
6.50%, 05/20/22 ................. 212 217,764
6.80%, 08/05/23 ................. 3,510 3,683,306
4.80%, 12/15/24 ................. 7,280 7,334,600
Peach Property Finance GmbH, 4.38%,
11/15/25 ..................... EUR 423 516,490
Powerlong Real Estate Holdings Ltd.:
6.95%, 04/17/21 ................. USD 500 500,800
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
7.13%, 11/08/22 ................. USD 2,608 $ 2,718,025
6.95%, 07/23/23 ................. 895 932,758
6.25%, 08/10/24 ................. 5,612 5,887,339
Realogy Group LLC
(b)
:
7.63%, 06/15/25 ................. 242 264,216
5.75%, 01/15/29 ................. 1,954 1,927,132
Redsun Properties Group Ltd.:
9.95%, 04/11/22 ................. 4,542 4,696,712
10.50%, 10/03/22 ................ 4,559 4,786,950
9.70%, 04/16/23 ................. 484 500,638
7.30%, 01/13/25 ................. 655 631,870
RKPF Overseas 2019 A Ltd.:
6.70%, 09/30/24 ................. 4,980 5,294,362
6.00%, 09/04/25 ................. 8,840 9,168,738
Ronshine China Holdings Ltd.:
11.25%, 08/22/21 ................ 1,325 1,341,563
10.50%, 03/01/22 ................ 1,150 1,175,156
8.75%, 10/25/22 ................. 5,685 5,692,106
8.95%, 01/22/23 ................. 6,059 6,076,041
8.10%, 06/09/23 ................. 1,145 1,105,641
7.35%, 12/15/23 ................. 3,927 3,713,469
Scenery Journey Ltd.:
11.50%, 10/24/22 ................ 6,977 6,379,594
13.00%, 11/06/22 ................ 5,888 5,486,880
12.00%, 10/24/23 ................ 10,432 9,193,200
13.75%, 11/06/23 ................ 464 423,400
Seazen Group Ltd.:
6.45%, 06/11/22 ................. 300 308,156
6.15%, 04/15/23 ................. 1,145 1,180,782
6.00%, 08/12/24 ................. 4,566 4,817,130
Shimao Group Holdings Ltd.:
6.38%, 10/15/21 ................. 2,150 2,195,016
5.60%, 07/15/26 ................. 1,145 1,237,316
3.45%, 01/11/31 ................. 1,145 1,088,823
Shui On Development Holding Ltd.:
6.25%, 11/28/21 ................. 600 605,813
5.75%, 11/12/23 ................. 1,718 1,764,708
6.15%, 08/24/24 ................. 9,795 10,195,983
5.50%, 03/03/25 ................. 1,000 1,008,437
Sino-Ocean Land Treasure Finance II Ltd.,
5.95%, 02/04/27 ................ 209 233,100
Sino-Ocean Land Treasure IV Ltd., 4.75%,
08/05/29 ..................... 302 305,114
Sunac China Holdings Ltd.:
7.25%, 06/14/22 ................. 4,755 4,899,136
8.35%, 04/19/23 ................. 200 208,250
7.95%, 10/11/23 ................. 3,927 4,147,894
7.50%, 02/01/24 ................. 6,446 6,782,401
6.65%, 08/03/24 ................. 7,244 7,429,627
7.00%, 07/09/25 ................. 4,573 4,685,896
Theta Capital Pte. Ltd.:
8.13%, 01/22/25 ................. 3,924 4,008,611
6.75%, 10/31/26 ................. 630 605,194
Times China Holdings Ltd.:
5.75%, 04/26/22 ................. 289 291,896
6.75%, 07/16/23 ................. 5,197 5,398,384
6.75%, 07/08/25 ................. 9,310 9,769,681
6.20%, 03/22/26 ................. 4,600 4,661,812
Unique Pub Finance Co. plc (The):
Series A4, 5.66%, 06/30/27 ......... GBP 641 937,329
Series N, 6.46%, 03/30/32
(d)
......... 1,000 1,413,004
Wanda Group Overseas Ltd., 7.50%, 07/24/22 USD 4,935 4,409,114
Wanda Properties International Co. Ltd., 7.25%,
01/29/24 ..................... 1,000 978,750

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Yango Justice International Ltd.:
10.00%, 02/12/23 ................ USD 1,811 $ 1,859,105
9.25%, 04/15/23 ................. 4,560 4,601,325
8.25%, 11/25/23 ................. 4,554 4,489,959
7.50%, 04/15/24 ................. 2,975 2,900,625
Yanlord Land HK Co. Ltd.:
6.75%, 04/23/23 ................. 7,745 8,040,278
6.80%, 02/27/24 ................. 4,480 4,702,600
Yuzhou Group Holdings Co. Ltd.:
8.63%, 01/23/22 ................. 630 618,975
8.50%, 02/04/23 ................. 2,043 1,931,656
6.00%, 10/25/23 ................. 2,995 2,656,565
8.50%, 02/26/24 ................. 6,145 5,545,863
8.38%, 10/30/24 ................. 2,145 1,925,137
7.70%, 02/20/25 ................. 4,562 3,939,287
8.30%, 05/27/25 ................. 1,700 1,474,750
7.38%, 01/13/26 ................. 3,220 2,737,000
7.85%, 08/12/26 ................. 2,280 1,938,000
6.35%, 01/13/27 ................. 2,887 2,401,984
Zhenro Properties Group Ltd.:
8.70%, 08/03/22 ................. 4,930 5,084,062
8.65%, 01/21/23 ................. 3,268 3,362,976
9.15%, 05/06/23 ................. 1,145 1,198,672
8.30%, 09/15/23 ................. 2,338 2,406,679
8.35%, 03/10/24 ................. 1,155 1,188,206
7.88%, 04/14/24 ................. 3,400 3,425,500
7.35%, 02/05/25 ................. 1,590 1,570,125
6.63%, 01/07/26 ................. 2,235 2,072,963
575,672,788
Road & Rail — 0.3%
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(b)
966 999,255
Burlington Northern Santa Fe LLC, 4.90%,
04/01/44 ..................... 1,095 1,375,876
CMB International Leasing Management Ltd.,
2.75%, 08/12/30 ................ 6,100 5,846,469
CSX Corp.:
3.80%, 03/01/28 ................. 150 166,477
4.30%, 03/01/48 ................. 330 376,154
DAE Funding LLC, 2.63%, 03/20/25
(b)
.... 3,615 3,635,334
EC Finance plc, 2.38%, 11/15/22 ....... EUR 400 451,114
Loxam SAS:
4.25%, 04/15/24 ................. 300 354,449
3.25%, 01/14/25 ................. 708 822,362
3.75%, 07/15/26 ................. 673 793,173
5.75%, 07/15/27 ................. 200 232,935
Modulaire Global Finance plc, 8.00%,
02/15/23
(b)
.................... USD 415 423,508
National Express Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
4.14%), 4.25%
(a)(j)
............... GBP 400 570,051
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
. USD 2,724 2,794,279
Norfolk Southern Corp.:
2.55%, 11/01/29 ................. 990 1,010,524
4.15%, 02/28/48 ................. 750 835,766
3.05%, 05/15/50 ................. 43 40,776
Pacific National Finance Pty. Ltd., 4.75%,
03/22/28 ..................... 5,000 5,235,790
Penske Truck Leasing Co. LP, 4.00%,
07/15/25
(b)
.................... 2,915 3,199,985
Rumo Luxembourg SARL, 5.88%, 01/18/25
(b)
2,900 3,045,000
Ryder System, Inc., 2.50%, 09/01/24 ..... 1,150 1,204,974
Uber Technologies, Inc.
(b)
:
7.50%, 05/15/25 ................. 6,273 6,769,633
8.00%, 11/01/26 ................. 2,595 2,809,088
7.50%, 09/15/27 ................. 5,348 5,907,298
Security
Par (000)
Par (000) Value
Road & Rail (continued)
6.25%, 01/15/28 ................. USD 1,156 $ 1,259,115
Union Pacific Corp.:
3.55%, 08/15/39 ................. 3 3,188
4.05%, 03/01/46 ................. 25 27,796
3.95%, 08/15/59 ................. 955 1,028,162
3.84%, 03/20/60 ................. 1,051 1,117,000
52,335,531
Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology, Inc., 6.63%, 09/15/27
(b)
. 1,100 1,190,750
ams AG:
0.00%, 03/05/25
(h)(l)
............... EUR 600 587,269
6.00%, 07/31/25 ................. 591 742,017
2.13%, 11/03/27
(h)
................ 600 707,293
Analog Devices, Inc., 2.95%, 04/01/25 .... USD 850 903,334
Applied Materials, Inc., 3.30%, 04/01/27 ... 1,200 1,305,758
Broadcom, Inc.:
4.70%, 04/15/25 ................. 3,545 3,995,674
4.25%, 04/15/26 ................. 610 677,057
3.46%, 09/15/26 ................. 417 447,215
4.75%, 04/15/29 ................. 1,325 1,489,802
3.75%, 02/15/51
(b)
................ 215 205,587
Entegris, Inc.
(b)
:
4.63%, 02/10/26 ................. 400 414,000
4.38%, 04/15/28 ................. 1,060 1,093,019
Infineon Technologies AG, (EUR Swap Annual
5 Year + 3.39%), 2.87%
(a)(j)
.......... EUR 800 977,979
Intel Corp.:
4.75%, 03/25/50 ................. USD 590 739,561
3.10%, 02/15/60 ................. 20 18,888
KLA Corp.:
4.10%, 03/15/29 ................. 1,026 1,153,469
3.30%, 03/01/50 ................. 850 816,417
Lam Research Corp., 4.88%, 03/15/49 .... 275 354,344
Microchip Technology, Inc., 4.25%, 09/01/25
(b)
8,708 9,097,661
NVIDIA Corp., 3.50%, 04/01/40 ........ 490 527,082
NXP BV, 4.30%, 06/18/29
(b)
........... 1,100 1,230,272
ON Semiconductor Corp., 3.88%, 09/01/28
(b)
2,884 2,966,627
Qorvo, Inc., 4.38%, 10/15/29 .......... 1,935 2,065,632
QUALCOMM, Inc., 4.30%, 05/20/47 ..... 584 687,511
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 1,546 1,534,096
35,928,314
Software — 0.6%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
... 180 189,900
Ascend Learning LLC,
6.88%, 08/01/25
(b)
................ 6,977 7,151,425
Autodesk, Inc., 3.50%, 06/15/27 ........ 18 19,683
Boxer Parent Co., Inc.:
6.50%, 10/02/25 ................. EUR 2,080 2,595,814
7.13%, 10/02/25
(b)
................ USD 3,375 3,619,688
9.13%, 03/01/26
(b)
................ 5,305 5,647,066
Brunello Bidco SpA, (EURIBOR 3 Month +
3.75%), 3.75%, 02/15/28
(a)
.......... EUR 392 459,469
BY Crown Parent LLC
(b)
:
7.38%, 10/15/24 ................. USD 2,645 2,687,981
4.25%, 01/31/26 ................. 4,589 4,765,355
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 5,250 5,428,080
Castle US Holding Corp., 9.50%, 02/15/28
(b)
2,352 2,399,040
CDK Global, Inc.:
5.88%, 06/15/26 ................. 545 562,712
4.88%, 06/01/27 ................. 1,384 1,445,934
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
.................... 9,262 9,441,220
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 1,924 1,881,095

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Software (continued)
Fair Isaac Corp.
(b)
:
5.25%, 05/15/26 ................. USD 225 $ 249,187
4.00%, 06/15/28 ................. 2,158 2,213,137
J2 Global, Inc., 4.63%, 10/15/30
(b)
....... 1,940 1,959,400
LogMeIn, Inc., 5.50%, 09/01/27
(b)
....... 605 633,362
Microsoft Corp.:
3.45%, 08/08/36 ................. 358 396,760
2.53%, 06/01/50 ................. 906 824,979
2.92%, 03/17/52 ................. 2,171 2,138,549
NortonLifeLock, Inc., 5.00%, 04/15/25
(b)
... 475 481,317
Nuance Communications, Inc., 5.63%,
12/15/26 ..................... 4,573 4,795,934
Open Text Corp., 3.88%, 02/15/28
(b)
..... 1,648 1,659,009
Open Text Holdings, Inc., 4.13%, 02/15/30
(b)
2,301 2,332,501
Oracle Corp.:
2.95%, 04/01/30 ................. 1,660 1,711,702
3.85%, 07/15/36 ................. 850 903,999
5.38%, 07/15/40 ................. 650 797,227
3.65%, 03/25/41 ................. 540 546,444
4.13%, 05/15/45 ................. 485 507,498
4.00%, 07/15/46 ................. 350 360,322
4.00%, 11/15/47 ................. 320 330,464
3.60%, 04/01/50 ................. 1,390 1,346,329
3.95%, 03/25/51 ................. 317 326,784
3.85%, 04/01/60 ................. 190 186,433
PTC, Inc.
(b)
:
3.63%, 02/15/25 ................. 860 882,575
4.00%, 02/15/28 ................. 1,628 1,652,420
Rocket Software, Inc., 6.50%, 02/15/29
(b)
.. 3,633 3,665,697
Solera LLC, 10.50%, 03/01/24
(b)
........ 10,246 10,585,143
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
10,496 11,178,765
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 7,781 8,081,736
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
3,591 3,521,801
112,563,936
Specialty Retail — 0.5%
Abercrombie & Fitch Management Co., 8.75%,
07/15/25
(b)
.................... 900 994,500
Academy Ltd., 6.00%, 11/15/27
(b)
....... 350 368,375
Asbury Automotive Group, Inc.:
4.50%, 03/01/28 ................. 234 239,361
4.75%, 03/01/30 ................. 731 755,123
BCPE Ulysses Intermediate, Inc., 7.75%,
(7.75% Cash or 8.50% PIK), 04/01/27
(b)(i)
. 1,033 1,070,762
Carvana Co., 5.50%, 04/15/27
(b)
........ 2,331 2,343,238
Dufry One BV:
2.50%, 10/15/24 ................. EUR 400 460,106
0.75%, 03/30/26
(h)
................ CHF 600 668,338
2.00%, 02/15/27 ................. EUR 320 351,998
eG Global Finance plc:
4.38%, 02/07/25 ................. 453 518,707
6.75%, 02/07/25
(b)
................ USD 2,476 2,531,710
6.25%, 10/30/25 ................. EUR 2,401 2,866,053
8.50%, 10/30/25
(b)
................ USD 2,845 3,029,128
Gap, Inc. (The), 8.88%, 05/15/27
(b)
...... 1,736 2,026,780
Goldstory SASU, 5.38%, 03/01/26 ...... EUR 412 494,531
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
USD 632 628,050
Home Depot, Inc. (The):
4.20%, 04/01/43 ................. 125 145,176
4.50%, 12/06/48 ................. 815 997,011
3.35%, 04/15/50 ................. 625 648,200
InRetail Consumer, 3.25%, 03/22/28
(b)
.... 1,285 1,282,591
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
711 710,289
L Brands, Inc.:
5.63%, 10/15/23 ................. 325 352,625
6.88%, 07/01/25
(b)
................ 3,598 3,998,098
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
9.38%, 07/01/25
(b)
................ USD 150 $ 186,750
5.25%, 02/01/28 ................. 1,000 1,072,500
7.50%, 06/15/29 ................. 600 681,684
6.63%, 10/01/30
(b)
................ 1,279 1,460,362
6.88%, 11/01/35 ................. 4,379 5,218,848
6.75%, 07/01/36 ................. 369 435,420
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
... 2,821 2,905,630
Lithia Motors, Inc., 4.38%, 01/15/31
(b)
..... 730 757,700
Lowe's Cos., Inc.:
4.65%, 04/15/42 ................. 450 532,896
3.70%, 04/15/46 ................. 735 767,413
3.00%, 10/15/50 ................. 675 629,585
3.50%, 04/01/51 ................. 130 132,226
Matalan Finance plc, 6.75%, 01/31/23 .... GBP 633 746,119
Michaels Stores, Inc., 4.75%, 10/01/27
(b)
... USD 485 527,437
Murphy Oil USA, Inc.:
4.75%, 09/15/29 ................. 1,648 1,730,400
3.75%, 02/15/31
(b)
................ 225 221,158
Penske Automotive Group, Inc.:
3.50%, 09/01/25 ................. 1,178 1,203,527
5.50%, 05/15/26 ................. 320 329,296
PetSmart, Inc.
(b)
:
4.75%, 02/15/28 ................. 3,260 3,334,035
7.75%, 02/15/29 ................. 6,220 6,732,839
Rent-A-Center, Inc., 6.38%, 02/15/29
(b)
.... 235 249,100
Sally Holdings LLC, 5.63%, 12/01/25 ..... 895 922,969
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 5,049 5,213,092
SRS Distribution, Inc., 8.25%, 07/01/26
(b)
.. 6,987 7,327,616
Staples, Inc., 7.50%, 04/15/26
(b)
........ 8,426 8,887,323
Tendam Brands SAU:
5.00%, 09/15/24 ................. EUR 255 281,379
(EURIBOR 3 Month + 5.25%), 5.25%,
09/15/24
(a)
................... 270 298,027
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. USD 6,438 6,835,160
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(i)
........... 1,603 1,671,127
88,772,368
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.:
2.20%, 09/11/29 ................. 1,800 1,823,884
4.50%, 02/23/36 ................. 75 92,069
3.45%, 02/09/45 ................. 225 239,144
3.85%, 08/04/46 ................. 1,100 1,233,175
2.65%, 05/11/50 ................. 990 900,121
2.65%, 02/08/51 ................. 680 621,371
Dell International LLC
(b)
:
7.13%, 06/15/24 ................. 1,575 1,621,266
8.35%, 07/15/46 ................. 705 1,072,582
Dell, Inc., 6.50%, 04/15/38 ........... 675 825,187
Diebold Nixdorf, Inc., 9.38%, 07/15/25
(b)
... 1,083 1,206,191
EMC Corp., 3.38%, 06/01/23 .......... 650 669,754
HP, Inc., 2.20%, 06/17/25 ............ 2,175 2,244,889
Hurricane Finance plc, 8.00%, 10/15/25 ... GBP 550 821,542
NCR Corp.
(b)
:
5.75%, 09/01/27 ................. USD 1,330 1,407,306
5.00%, 10/01/28 ................. 1,675 1,691,750
5.13%, 04/15/29 ................. 1,421 1,431,665
6.13%, 09/01/29 ................. 999 1,057,691
5.25%, 10/01/30 ................. 644 652,131
Nuoxi Capital Ltd., 7.50%, 01/28/22
(e)(k)
.... 664 172,847
Xerox Corp., 4.80%, 03/01/35 ......... 1,315 1,315,605
Xerox Holdings Corp., 5.50%, 08/15/28
(b)
.. 750 776,486
21,876,656

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc., 4.25%, 03/15/29
(b)
......... USD 1,194 $ 1,164,174
European TopSoho SARL, 4.00%, 09/21/21
(e)(h)
(k)
......................... EUR 1,300 1,262,676
G-III Apparel Group Ltd., 7.88%, 08/15/25
(b)
. USD 800 870,000
Hanesbrands, Inc., 5.38%, 05/15/25
(b)
.... 170 179,881
Levi Strauss & Co.:
5.00%, 05/01/25 ................. 33 33,643
3.50%, 03/01/31
(b)
................ 846 816,390
Prime Bloom Holdings Ltd., 6.95%, 07/05/22 2,783 527,900
Under Armour, Inc., 3.25%, 06/15/26 ..... 400 400,240
William Carter Co. (The), 5.63%, 03/15/27
(b)
. 2,360 2,492,750
7,747,654
Thrifts & Mortgage Finance — 0.2%
BPCE SA, 2.38%, 01/14/25
(b)
.......... 1,575 1,627,177
Deutsche Pfandbriefbank AG, 4.60%, 02/22/27 EUR 300 365,970
Freedom Mortgage Corp.
(b)
:
8.25%, 04/15/25 ................. USD 830 864,237
7.63%, 05/01/26 ................. 335 350,913
Genworth Mortgage Holdings, Inc., 6.50%,
08/15/25
(b)
.................... 4,551 4,917,924
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
. 2,405 2,380,950
Jerrold Finco plc, 5.25%, 01/15/27 ...... GBP 947 1,321,853
Ladder Capital Finance Holdings LLLP
(b)
:
5.25%, 03/15/22 ................. USD 700 705,250
4.25%, 02/01/27 ................. 2,344 2,308,840
LD Holdings Group LLC, 6.13%, 04/01/28
(b)
. 240 242,976
MGIC Investment Corp., 5.25%, 08/15/28 .. 1,057 1,097,959
Nationstar Mortgage Holdings, Inc.
(b)
:
6.00%, 01/15/27 ................. 4,460 4,627,250
5.50%, 08/15/28 ................. 3,899 3,914,791
5.13%, 12/15/30 ................. 2,549 2,513,951
Nationwide Building Society, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.39%), 5.87%
(a)(j)
............... GBP 1,534 2,312,246
Nykredit Realkredit A/S, (EUR Swap Annual 5
Year + 4.57%), 4.12%
(a)(j)
........... EUR 1,200 1,493,504
PennyMac Financial Services, Inc.
(b)
:
5.38%, 10/15/25 ................. USD 500 518,275
4.25%, 02/15/29 ................. 386 369,112
PHH Mortgage Corp., 7.88%, 03/15/26
(b)
... 115 117,036
Radian Group, Inc.:
6.63%, 03/15/25 ................. 1,135 1,271,716
4.88%, 03/15/27 ................. 1,400 1,473,500
United Wholesale Mortgage LLC, 5.50%,
04/15/29
(b)
.................... 2,037 2,037,000
36,832,430
Tobacco — 0.1%
Altria Group, Inc.:
5.95%, 02/14/49 ................. 1,992 2,480,224
4.00%, 02/04/61 ................. 345 318,946
BAT Capital Corp.:
3.46%, 09/06/29 ................. 1,350 1,408,239
4.39%, 08/15/37 ................. 675 707,686
3.73%, 09/25/40 ................. 420 399,872
4.54%, 08/15/47 ................. 688 692,739
4.76%, 09/06/49 ................. 165 169,502
Turning Point Brands, Inc., 5.63%, 02/15/26
(b)
980 1,016,750
Vector Group Ltd., 5.75%, 02/01/29
(b)
..... 3,370 3,475,313
10,669,271
Trading Companies & Distributors — 0.2%
Air Lease Corp.:
3.50%, 01/15/22 ................. 2,040 2,086,079
2.88%, 01/15/26 ................. 1,065 1,105,064
Alta Equipment Group, Inc., 5.63%, 04/15/26
(b)
245 248,369
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
Boise Cascade Co., 4.88%, 07/01/30
(b)
.... USD 1,017 $ 1,065,307
Brightstar Escrow Corp., 9.75%, 10/15/25
(b)
. 660 716,100
Fortress Transportation & Infrastructure
Investors LLC
(b)
:
6.75%, 03/15/22 ................. 279 279,349
6.50%, 10/01/25 ................. 2,261 2,362,745
9.75%, 08/01/27 ................. 2,788 3,174,835
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
.................... 1,585 1,565,188
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
.................... 1,158 1,126,155
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 2,061 2,193,316
United Rentals North America, Inc.:
5.88%, 09/15/26 ................. 1,234 1,291,072
5.50%, 05/15/27 ................. 3,386 3,611,169
3.88%, 11/15/27 ................. 99 102,589
4.88%, 01/15/28 ................. 635 668,890
5.25%, 01/15/30 ................. 6 6,512
3.88%, 02/15/31 ................. 130 130,650
WESCO Distribution, Inc.
(b)
:
7.13%, 06/15/25 ................. 3,198 3,497,013
7.25%, 06/15/28 ................. 5,327 5,947,036
31,177,438
Transportation Infrastructure — 0.1%
Abertis Infraestructuras Finance BV, (EUR
Swap Annual 5 Year + 3.69%), 3.25%
(a)(j)
. EUR 600 720,809
Atlantia SpA, 1.88%, 02/12/28 ......... 1,520 1,800,700
Autostrade per l'Italia SpA:
1.75%, 06/26/26 ................. 200 239,324
1.75%, 02/01/27 ................. 500 598,781
2.00%, 12/04/28 ................. 495 593,935
2.00%, 01/15/30 ................. 982 1,167,304
Fraport AG Frankfurt Airport Services
Worldwide, 1.88%, 03/31/28 ......... 1,650 1,966,882
Getlink SE, 3.50%, 10/30/25 .......... 1,099 1,340,349
Royal Capital BV
(j)
:
5.88% ........................ USD 1,014 1,041,252
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.93%),
4.88%
(a)
..................... 508 525,602
9,994,938
Water Utilities — 0.0%
Solaris Midstream Holdings LLC, 7.63%,
04/01/26
(b)
.................... 1,175 1,201,437
Thames Water Kemble Finance plc, 4.63%,
05/19/26 ..................... GBP 1,089 1,519,249
2,720,686
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV:
3.13%, 07/16/22 ................. USD 300 309,562
3.63%, 04/22/29 ................. 1,300 1,392,219
4.38%, 04/22/49 ................. 250 286,353
C&W Senior Financing DAC
(b)
:
7.50%, 10/15/26 ................. 625 661,719
6.88%, 09/15/27 ................. 985 1,050,256
Connect Finco SARL, 6.75%, 10/01/26
(b)
... 15,945 16,977,279
Gogo Intermediate Holdings LLC, 9.88%,
05/01/24
(b)
.................... 1,589 1,672,422
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ..................... 2,112 2,324,235
Ligado Networks LLC, 0.00%, (0.00% Cash or
15.50% PIK), 11/01/23
(a)(b)(i)
......... 2,510 2,411,329
Matterhorn Telecom SA, 4.00%, 11/15/27 .. EUR 1,700 2,025,288

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Millicom International Cellular SA
(b)
:
5.13%, 01/15/28 ................. USD 5,040 $ 5,293,575
4.50%, 04/27/31 ................. 3,715 3,863,600
Rogers Communications, Inc., 3.70%, 11/15/49 56 55,604
SoftBank Group Corp.:
(USD Swap Rate 5 Year + 4.23%), 6.00%
(a)
(j)
.......................... 1,856 1,860,640
4.50%, 04/20/25 ................. EUR 200 256,749
4.75%, 07/30/25 ................. 1,783 2,318,312
3.13%, 09/19/25 ................. 1,200 1,458,379
5.00%, 04/15/28 ................. 1,100 1,454,441
4.00%, 09/19/29 ................. 331 413,817
Sprint Communications, Inc., 6.00%, 11/15/22 USD 750 802,500
Sprint Corp.:
7.88%, 09/15/23 ................. 2,785 3,183,255
7.13%, 06/15/24 ................. 1,649 1,898,411
7.63%, 02/15/25 ................. 850 1,013,625
7.63%, 03/01/26 ................. 3,097 3,792,896
Telefonica Europe BV
(a)(j)
:
(EUR Swap Annual 10 Year + 4.30%),
5.87% ...................... EUR 1,500 1,970,136
(EUR Swap Annual 6 Year + 4.11%), 4.37% 1,600 2,038,787
T-Mobile USA, Inc.:
5.13%, 04/15/25 ................. USD 150 152,312
4.50%, 02/01/26 ................. 460 470,637
5.38%, 04/15/27 ................. 250 265,025
4.75%, 02/01/28 ................. 6,092 6,477,427
2.88%, 02/15/31 ................. 3,226 3,117,929
3.50%, 04/15/31 ................. 2,747 2,767,603
4.38%, 04/15/40
(b)
................ 475 527,753
3.00%, 02/15/41
(b)
................ 225 208,834
4.50%, 04/15/50
(b)
................ 149 167,311
3.30%, 02/15/51
(b)
................ 925 864,477
United States Cellular Corp., 6.70%, 12/15/33 199 241,027
VEON Holdings BV
(b)
:
4.00%, 04/09/25 ................. 4,695 4,842,892
3.38%, 11/25/27 ................. 3,230 3,168,469
Vmed O2 UK Financing I plc:
3.25%, 01/31/31 ................. EUR 931 1,097,400
4.25%, 01/31/31
(b)
................ USD 493 479,245
Vodafone Group plc:
5.25%, 05/30/48 ................. 1,037 1,294,631
(EUR Swap Annual 5 Year + 3.43%),
4.20%, 10/03/78
(a)
.............. EUR 1,232 1,626,373
(EUR Swap Annual 5 Year + 2.67%),
3.10%, 01/03/79
(a)
.............. 300 366,558
(USD Swap Semi 5 Year + 4.87%), 7.00%,
04/04/79
(a)
................... USD 14,595 17,601,208
Series NC10, (EUR Swap Annual 5 Year +
3.23%), 3.00%, 08/27/80
(a)
........ EUR 800 967,750
VTR Comunicaciones SpA
(b)
:
5.13%, 01/15/28 ................. USD 1,064 1,110,417
4.38%, 04/15/29 ................. 2,505 2,511,263
111,111,930
Total Corporate Bonds — 32.6%
(Cost: $5,515,717,883) ........................... 5,715,136,340
Security
Par (000)
Par (000) Value
Equity-Linked Notes — 13.8%
Aerospace & Defense — 0.1%
Credit Suisse AG (Teledyne Technologies, Inc.),
15.05%, 04/21/21 ................ USD 17 $ 6,812,020
Royal Bank of Canada (L3Harris Technologies,
Inc.), 12.56%, 05/06/21
(b)
........... 20 4,073,949
10,885,969
Air Freight & Logistics — 0.1%
Royal Bank of Canada (United Parcel Service,
Inc.), 10.09%, 04/28/21
(b)
........... 65 10,894,835
Auto Components — 0.0%
Credit Suisse AG (Continental AG),
16.35%, 05/06/21 ................ EUR 60 7,938,666
Automobiles — 0.1%
(b)
BNP Paribas SA (Ford Motor Co.),
19.05%, 04/28/21 ................ USD 412 5,092,839
Citigroup Global Markets Holdings, Inc.
(General Motors Co.), 15.71%, 05/06/21 . 89 5,183,550
10,276,389
Banks — 1.0%
Barclays Bank plc (JPMorgan Chase & Co.):
14.19%, 04/09/21
(b)
............... 189 27,783,338
15.45%, 04/13/21 ................ 88 13,295,690
18.81%, 04/14/21
(b)
............... 52 7,880,077
10.37%, 05/14/21
(b)
............... 182 27,367,040
BNP Paribas SA (Laurentian Bank of Canada),
35.05%, 05/19/22
(b)
............... 70 4,126,014
Citigroup Global Markets Holdings, Inc. (Bank
of America Corp.)
(b)
:
16.33%, 04/09/21 ................ 474 16,791,656
11.61%, 05/20/21 ................ 702 27,048,279
Merrill Lynch International & Co. CV (Citizens
Financial Group, Inc.), 19.64%, 04/16/21 . 59 2,480,449
Royal Bank of Canada (Fifth Third BanCorp.)
(b)
:
13.64%, 04/21/21 ................ 74 2,517,883
17.40%, 05/04/21 ................ 395 13,484,996
Royal Bank of Canada (First Republic Bank),
11.05%, 04/15/21
(b)
............... 15 2,543,140
Royal Bank of Canada (Regions Financial
Corp.), 14.64%, 05/04/21
(b)
.......... 670 13,384,899
Royal Bank of Canada (Truist Financial Corp.),
11.98%, 04/15/21
(b)
............... 44 2,486,684
Royal Bank of Canada (US BanCorp.),
12.52%, 05/04/21
(b)
............... 410 20,236,212
181,426,357
Beverages — 0.1%
BNP Paribas SA (Coca-Cola Co (The)):
15.31%, 04/19/21 ................ 131 6,817,799
12.95%, 04/20/21 ................ 156 8,177,322
Royal Bank of Canada (Constellation Brands,
Inc.), 14.48%, 05/18/21
(b)
........... 11 2,564,732
17,559,853
Biotechnology — 0.1%
JPMorgan Structured Products BV (Pharma
Mar SA), 18.90%, 04/21/21
(b)
......... 229 11,400,925
Building Products — 0.1%
Credit Suisse AG (Masco Corp.),
13.90%, 04/23/21 ................ 169 9,755,725
Royal Bank of Canada (Fortune Brands Home
& Security, Inc.), 15.26%, 04/29/21
(b)
.... 62 5,736,174

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Building Products (continued)
Societe Generale SA (Johnson Controls
International plc), 12.08%, 04/30/21 .... USD 65 $ 3,904,756
19,396,655
Capital Markets — 0.3%
Barclays Bank plc (Ameriprise Financial, Inc.),
14.01%, 05/05/21 ................ 28 6,590,856
Barclays Bank plc (MSCI, Inc.),
17.22%, 04/28/21 ................ 10 4,003,390
Credit Suisse AG (Deutsche Boerse AG),
8.95%, 05/06/21
(b)
................ EUR 40 6,573,884
JPMorgan Structured Products BV (Goldman
Sachs Group, Inc. (The))
(b)
:
11.40%, 04/15/21 ................ USD 19 6,125,522
10.76%, 05/20/21 ................ 38 12,599,201
JPMorgan Structured Products BV (Interactive
Brokers Group, Inc.), 11.82%, 04/21/21
(b)
. 33 2,417,672
Merrill Lynch International & Co. CV (Morgan
Stanley), 11.62%, 04/15/21 .......... 45 3,522,037
Societe Generale SA (S&P Global, Inc.),
13.66%, 04/28/21 ................ 19 6,628,439
48,461,001
Chemicals — 0.8%
Bank of Montreal (DuPont de Nemours, Inc.):
10.43%, 04/07/21 ................ 177 13,710,804
13.06%, 05/04/21
(b)
............... 68 5,272,183
Citigroup Global Markets Holdings, Inc.
(Corteva, Inc.), 13.05%, 05/06/21
(b)
..... 111 5,190,486
Citigroup Global Markets Holdings, Inc. (Dow,
Inc.), 10.24%, 04/22/21
(b)
........... 421 26,837,430
Citigroup Global Markets Holdings, Inc. (Linde
plc), 8.12%, 05/07/21
(b)
............. 78 21,252,960
Citigroup Global Markets Holdings,
Inc. (Sherwin-Williams Co. (The)),
7.56%, 04/28/21
(b)
................ 37 26,916,543
JPMorgan Structured Products BV (Mosaic Co.
(The)):
21.77%, 04/29/21 ................ 429 13,651,813
20.89%, 05/04/21
(b)
............... 79 2,528,355
JPMorgan Structured Products BV (Scotts
Miracle-Gro Co (The)), 13.07%, 05/04/21
(b)
35 8,280,111
Nomura Holdings, Inc. (PPG Industries, Inc.),
7.80%, 04/27/21 ................. 90 13,494,665
Royal Bank of Canada (LyondellBasell
Industries NV), 16.21%, 04/30/21
(b)
..... 37 3,910,942
141,046,292
Commercial Services & Supplies — 0.1%
(b)
JPMorgan Structured Products BV (Copart,
Inc.), 13.05%, 05/19/21 ............. 36 3,872,106
Royal Bank of Canada (Republic Services,
Inc.), 9.45%, 05/05/21 ............. 41 4,045,374
Royal Bank of Canada (Waste Management,
Inc.), 10.03%, 04/27/21 ............. 140 16,818,713
24,736,193
Communications Equipment — 0.2%
Merrill Lynch International & Co. CV (Cisco
Systems, Inc.), 14.86%, 05/18/21 ...... 506 26,149,322
Construction Materials — 0.0%
Credit Suisse AG (Martin Marietta Materials,
Inc.), 13.70%, 05/04/21 ............. 12 3,992,093
Consumer Finance — 0.4%
Barclays Bank plc (Ally Financial, Inc.):
12.16%, 04/19/21 ................ 141 6,409,637
20.51%, 05/04/21
(b)
............... 316 14,048,189
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
15.79%, 05/21/21 ................ USD 87 $ 3,943,036
Royal Bank of Canada (Discover Financial
Services)
(b)
:
20.27%, 04/21/21 ................ 54 5,164,989
14.42%, 05/04/21 ................ 212 19,937,128
Royal Bank of Canada (Synchrony Financial),
16.72%, 04/21/21
(b)
............... 164 6,685,765
Societe Generale SA (Capital One Financial
Corp.), 13.75%, 04/23/21 ........... 101 12,900,138
69,088,882
Containers & Packaging — 0.0%
Credit Suisse AG (International Paper Co.),
14.70%, 04/30/21 ................ 75 4,035,713
Royal Bank of Canada (Sealed Air Corp.),
10.57%, 05/06/21
(b)
............... 86 3,929,719
7,965,432
Distributors — 0.0%
(b)
BNP Paribas SA (Genuine Parts Co.),
14.48%, 05/06/21 ................ 34 3,960,895
BNP Paribas SA (Pool Corp.),
11.88%, 04/22/22 ................ 8 2,602,825
6,563,720
Diversified Financial Services — 0.2%
Credit Suisse AG (Berkshire Hathaway, Inc.),
9.55%, 04/30/21 ................. 129 33,061,052
Diversified Telecommunication Services — 0.1%
(b)
Citigroup Global Markets Holdings, Inc. (AT&T,
Inc.), 31.32%, 04/22/21 ............. 350 10,583,642
JPMorgan Structured Products BV (Verizon
Communications, Inc.), 22.87%, 04/21/21 184 10,709,842
21,293,484
Electric Utilities — 0.3%
JPMorgan Structured Products BV
(American Electric Power Co., Inc.),
10.92%, 06/03/21
(b)
............... 153 13,151,740
JPMorgan Structured Products BV (Duke
Energy Corp.), 11.22%, 06/03/21
(b)
..... 135 13,135,446
Merrill Lynch International & Co. CV (NextEra
Energy, Inc.), 14.97%, 06/03/21 ....... 175 13,237,587
Royal Bank of Canada (Engie Energia Chile
SA), 10.02%, 04/27/21
(b)
............ 25 5,362,727
44,887,500
Electrical Equipment — 0.1%
Barclays Bank plc (Eaton Corp. plc):
12.66%, 04/30/21 ................ 29 3,955,394
10.43%, 05/26/21
(b)
............... 49 6,670,190
JPMorgan Structured Products BV (Somfy SA),
11.51%, 06/03/21
(b)
............... 211 13,138,198
23,763,782
Electronic Equipment, Instruments & Components — 0.0%
Barclays Bank plc (Flex Ltd.), 12.72%, 05/07/21 307 5,495,140
Energy Equipment & Services — 0.1%
Bank of Montreal (Halliburton Co.),
15.39%, 04/07/21 ................ 581 12,499,140
Royal Bank of Canada (NOV, Inc.),
26.96%, 04/26/21
(b)
............... 157 2,204,612
14,703,752
Entertainment — 0.2%
Bank of Montreal (Electronic Arts, Inc.),
13.90%, 05/06/21 ................ 20 2,733,335
Barclays Bank plc (Activision Blizzard, Inc.):
14.78%, 05/04/21
(b)
............... 70 6,509,845

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Entertainment (continued)
13.91%, 05/06/21 ................ USD 43 $ 3,999,199
BNP Paribas SA (Take-Two Interactive
Software, Inc.):
16.27%, 05/19/21 ................ 23 4,003,145
15.72%, 05/20/21
(b)
............... 16 2,685,076
JPMorgan Structured Products BV (Walt Disney
Co (The)), 12.18%, 05/13/21
(b)
........ 48 8,979,306
Merrill Lynch International & Co. CV (Netflix,
Inc.), 12.87%, 04/21/21 ............. 10 5,142,192
34,052,098
Equity Real Estate Investment Trusts (REITs) — 0.3%
BNP Paribas SA (Crown Castle International
Corp.), 9.98%, 06/03/21
(b)
........... 75 13,182,723
BNP Paribas SA (Prologis, Inc.),
10.98%, 06/03/21
(b)
............... 123 13,180,783
BNP Paribas SA (Simon Property Group, Inc.),
19.58%, 06/03/21
(b)
............... 116 13,267,320
Merrill Lynch International & Co. CV (Equinix,
Inc.), 14.17%, 06/03/21 ............. 19 13,019,312
52,650,138
Food & Staples Retailing — 0.1%
BNP Paribas SA (Walmart, Inc.),
14.62%, 05/17/21 ................ 72 9,541,325
JPMorgan Structured Products BV (Costco
Wholesale Corp.), 10.69%, 05/28/21
(b)
... 16 5,514,847
15,056,172
Food Products — 0.1%
BNP Paribas SA (Archer-Daniels-Midland Co.),
9.99%, 04/29/21
(b)
................ 92 5,262,836
Royal Bank of Canada (Hershey Co (The)),
7.41%, 04/22/21
(b)
................ 35 5,468,567
Societe Generale SA (Mondelez International,
Inc.), 10.97%, 04/28/21 ............. 68 3,986,869
14,718,272
Health Care Equipment & Supplies — 0.4%
BNP Paribas SA (Danaher Corp.):
10.42%, 05/05/21 ................ 30 6,683,039
9.85%, 05/06/21
(b)
................ 48 10,729,233
13.48%, 05/27/21
(b)
............... 41 9,238,621
JPMorgan Structured Products BV (Abbott
Laboratories):
15.89%, 04/16/21 ................ 167 19,989,944
9.72%, 05/25/21
(b)
................ 88 10,562,077
JPMorgan Structured Products BV (Becton
Dickinson and Co.), 10.22%, 05/05/21
(b)
. 27 6,585,925
Societe Generale SA (Boston Scientific Corp.),
14.48%, 04/29/21 ................ 334 12,977,780
76,766,619
Health Care Providers & Services — 0.2%
(b)
JPMorgan Structured Products BV
(UnitedHealth Group, Inc.), 6.61%, 04/15/21 64 23,646,706
Royal Bank of Canada (HCA Healthcare, Inc.),
12.17%, 04/21/21 ................ 21 3,983,747
Royal Bank of Canada (Laboratory Corp. of
America Holdings), 11.65%, 05/27/21 ... 16 3,970,777
Royal Bank of Canada (McKesson Corp.),
15.58%, 05/20/21 ................ 14 2,678,482
34,279,712
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 0.4%
Bank of Montreal (Marriott International, Inc.),
11.57%, 04/12/21 ................ USD 99 $ 14,367,087
Citigroup Global Markets Holdings, Inc.
(McDonald's Corp.)
(b)
:
8.34%, 04/28/21 ................. 50 10,831,622
9.80%, 04/28/21 ................. 32 6,856,431
Credit Suisse AG (Brinker International, Inc.),
14.55%, 04/23/21 ................ 67 4,749,981
Credit Suisse AG (Darden Restaurants, Inc.):
14.45%, 04/14/21 ................ 104 14,354,732
13.15%, 04/19/21 ................ 94 13,305,517
64,465,370
Household Durables — 0.2%
Barclays Bank plc (DR Horton, Inc.):
14.78%, 04/22/21
(b)
............... 254 22,287,422
16.83%, 05/26/21 ................ 31 2,700,705
Barclays Bank plc (Tupperware Brands Corp.),
24.75%, 04/29/21 ................ 94 2,506,360
27,494,487
Household Products — 0.3%
(b)
BNP Paribas SA (Kimberly-Clark Corp.),
7.70%, 04/22/21 ................. 147 20,283,006
JPMorgan Structured Products BV (Procter &
Gamble Co (The)), 10.66%, 05/21/21 ... 245 33,066,507
53,349,513
Industrial Conglomerates — 0.1%
(b)
Royal Bank of Canada (3M Co.),
11.17%, 04/27/21 ................ 105 20,215,556
Royal Bank of Canada (Roper Technologies,
Inc.), 10.97%, 04/28/21 ............. 10 3,958,057
24,173,613
Insurance — 0.2%
(b)
Royal Bank of Canada (AllstateCorp. (The)),
11.44%, 05/04/21 ................ 98 11,028,053
Royal Bank of Canada (Aon plc),
10.04%, 04/29/21 ................ 46 10,570,443
Royal Bank of Canada (Prudential plc),
11.26%, 05/06/21 ................ 58 5,253,882
Royal Bank of Canada (Willis Towers Watson
plc), 14.03%, 04/29/21 ............. 23 5,364,018
32,216,396
Interactive Media & Services — 0.7%
Bank of Montreal (Alphabet, Inc.):
11.52%, 04/27/21 ................ 13 26,146,116
9.45%, 04/28/21
(b)
................ 5 10,502,863
10.91%, 04/28/21 ................ 5 10,538,034
12.15%, 06/03/21
(b)
............... 10 19,781,797
BNP Paribas Issuance BV (Facebook, Inc.)
(b)
:
14.92%, 04/27/21 ................ 96 27,478,215
14.08%, 06/03/21 ................ 68 19,757,973
114,204,998
Internet & Direct Marketing Retail — 0.4%
(b)
BNP Paribas SA (eBay, Inc.), 16.52%, 04/29/21 110 6,695,115
BNP Paribas SA (Expedia Group, Inc.),
21.90%, 05/20/22 ................ 23 3,936,019
Citigroup Global Markets Holdings, Inc.
(Amazon.com, Inc.):
9.56%, 04/27/21 ................. 8 24,616,387
10.51%, 04/30/21 ................ 5 15,809,448
12.44%, 05/14/21 ................ 8 24,782,142
75,839,111

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
IT Services — 0.5%
Barclays Bank plc (Fidelity National Information
Services, Inc.), 12.30%, 05/07/21 ...... USD 45 $ 6,421,698
Barclays Bank plc (Mastercard, Inc.),
14.79%, 04/28/21 ................ 69 24,765,853
BNP Paribas SA (Fiserv, Inc.),
13.33%, 05/07/21
(b)
............... 54 6,453,089
Credit Suisse AG (Visa, Inc.), 8.65%, 05/21/21 155 32,886,472
Royal Bank of Canada (Automatic Data
Processing, Inc.), 7.23%, 04/28/21
(b)
.... 21 3,986,893
Royal Bank of Canada (PayPal Holdings, Inc.),
16.15%, 05/06/21
(b)
............... 27 6,517,600
Societe Generale SA (Alliance Data Systems
Corp.), 22.60%, 04/22/21 ........... 58 6,539,443
87,571,048
Leisure Products — 0.1%
Royal Bank of Canada (Polaris, Inc.),
16.78%, 04/27/21
(b)
............... 66 8,952,264
Life Sciences Tools & Services — 0.3%
(b)
Citigroup Global Markets Holdings, Inc.
(Thermo Fisher Scientific, Inc.):
10.59%, 05/20/21 ................ 40 18,539,512
10.07%, 05/26/21 ................ 24 10,733,599
11.19%, 05/27/21 ................ 20 9,235,141
Merrill Lynch International & Co. CV (Charles
River Laboratories International, Inc.),
14.17%, 05/07/21 ................ 23 6,669,210
45,177,462
Machinery — 0.6%
BNP Paribas SA (PACCAR, Inc.),
9.21%, 04/22/21
(b)
................ 134 12,525,908
Credit Suisse AG (Ingersoll Rand, Inc.),
17.10%, 05/12/21 ................ 78 3,888,322
Credit Suisse AG (Pentair plc),
16.80%, 04/30/21 ................ 43 2,667,896
JPMorgan Structured Products BV (Dover
Corp.), 10.14%, 04/21/21
(b)
.......... 19 2,627,244
JPMorgan Structured Products BV (Stanley
Black & Decker, Inc.), 11.57%, 04/29/21
(b)
27 5,383,708
Merrill Lynch International & Co. CV (Parker-
Hannifin Corp.):
12.54%, 04/29/21
(b)
............... 33 9,976,085
12.69%, 04/30/21
(b)
............... 8 2,626,963
15.44%, 04/30/21 ................ 44 13,593,018
Nomura Bank International plc (Deere & Co.),
17.50%, 04/28/21 ................ 58 20,774,538
Royal Bank of Canada (Fortive Corp.),
9.15%, 04/29/21
(b)
................ 79 5,512,149
Royal Bank of Canada (Illinois Tool Works,
Inc.), 10.97%, 04/30/21
(b)
........... 62 13,674,683
Royal Bank of Canada (Xylem, Inc.),
12.78%, 05/06/21
(b)
............... 37 3,909,022
97,159,536
Media — 0.2%
Barclays Bank plc (Comcast Corp.),
10.76%, 04/28/21 ................ 349 18,915,818
BNP Paribas SA (Charter Communications,
Inc.), 14.64%, 04/30/21
(b)
........... 8 5,018,572
Royal Bank of Canada (Mediaset SpA),
13.76%, 04/16/21
(b)
............... 82 6,412,162
30,346,552
Security
Par (000)
Par (000) Value
Metals & Mining — 0.1%
Bank of Montreal (Newmont Corp.),
17.58%, 05/06/21 ................ USD 83 $ 5,082,521
Societe Generale SA (Aneka Tambang Tbk),
12.09%, 04/21/21 ................ 38 13,622,773
18,705,294
Multiline Retail — 0.4%
Barclays Bank plc (Dollar General Corp.):
9.04%, 04/28/21 ................. 105 21,108,146
10.74%, 05/28/21
(b)
............... 20 4,032,651
Barclays Bank plc (Kohl's Corp.),
19.35%, 05/18/21 ................ 208 12,589,360
Citigroup Global Markets Holdings, Inc.
(Nordstrom, Inc.), 21.28%, 04/29/21
(b)
... 278 10,562,518
Citigroup Global Markets Holdings, Inc. (Target
Corp.)
(b)
:
11.17%, 05/19/21 ................ 37 6,889,576
12.11%, 05/19/21 ................ 34 6,656,774
14.75%, 05/19/21 ................ 44 8,184,656
70,023,681
Oil, Gas & Consumable Fuels — 0.4%
Bank of Montreal (ConocoPhillips),
15.25%, 04/29/21 ................ 249 13,233,539
BNP Paribas SA (Marathon Oil Corp.),
55.68%, 05/06/22
(b)
............... 209 2,338,227
Merrill Lynch International & Co. CV (Exxon
Mobil Corp.), 20.24%, 05/21/21 ....... 462 25,937,716
Nomura Bank International plc (Devon Energy
Corp.), 21.04%, 04/07/21 ........... 587 12,854,525
Nomura Bank International plc (Occidental
Petroleum Corp.), 29.76%, 04/07/21 .... 472 12,628,329
Royal Bank of Canada (Chevron Corp.),
10.67%, 04/30/21
(b)
............... 58 6,169,356
73,161,692
Personal Products — 0.1%
JPMorgan Structured Products BV (Estee
Lauder Cos., Inc. (The)), 12.17%, 05/03/21
(b)
36 10,547,687
Pharmaceuticals — 0.5%
Citigroup Global Markets Holdings, Inc.
(Johnson & Johnson)
(b)
:
10.89%, 04/07/21 ................ 154 25,412,631
7.25%, 04/20/21 ................. 82 13,505,503
HSBC Bank plc (Novartis AG), 7.16%, 04/28/21 CHF 302 25,884,355
Merrill Lynch International & Co. CV (Merck &
Co., Inc.), 8.46%, 04/26/21 .......... USD 171 13,173,212
Royal Bank of Canada (Pfizer, Inc.),
8.36%, 04/28/21
(b)
................ 147 5,339,714
Societe Generale SA (Eli Lilly and Co.),
12.92%, 04/22/21 ................ 55 10,402,768
93,718,183
Professional Services — 0.0%
Citigroup Global Markets Holdings, Inc. (Robert
Half International, Inc.), 9.55%, 04/21/21
(b)
100 7,825,952
Road & Rail — 0.0%
Royal Bank of Canada (Union Pacific Corp.),
7.10%, 04/21/21
(b)
................ 27 5,928,543
Semiconductors & Semiconductor Equipment — 0.6%
BNP Paribas SA (QUALCOMM, Inc.),
13.89%, 04/29/21
(b)
............... 29 3,870,739
BNP Paribas SA (Texas Instruments, Inc.),
7.02%, 04/21/21
(b)
................ 44 8,158,210
Credit Suisse AG (ASML Holding NV),
17.75%, 05/06/21 ................ EUR 56 33,758,145

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
JPMorgan Structured Products BV (NVIDIA
Corp.), 14.46%, 05/21/21
(b)
.......... USD 65 $ 32,550,428
Nomura Holdings, Inc. (Advanced Micro
Devices, Inc.), 13.84%, 04/28/21 ...... 128 10,101,758
Royal Bank of Canada (Broadcom, Inc.),
10.04%, 06/03/21
(b)
............... 17 7,760,761
96,200,041
Software — 0.8%
Barclays Bank plc (ServiceNow, Inc.),
10.93%, 04/28/21 ................ 27 13,310,985
BNP Paribas Issuance BV (Microsoft Corp.)
(b)
:
13.79%, 04/20/21 ................ 227 53,725,937
8.96%, 04/29/21 ................. 55 13,096,519
10.95%, 04/29/21 ................ 55 13,100,783
9.39%, 05/24/21 ................. 83 19,680,593
Credit Suisse AG (Autodesk, Inc.),
15.80%, 05/27/21 ................ 19 5,361,578
JPMorgan Structured Products BV (salesforce.
com, Inc.), 9.45%, 05/28/21
(b)
......... 43 9,060,864
Royal Bank of Canada (Adobe, Inc.),
11.14%, 06/14/21
(b)
............... 23 10,793,435
Royal Bank of Canada (Citrix Systems, Inc.),
8.18%, 04/23/21
(b)
................ 18 2,436,020
Royal Bank of Canada (Intuit, Inc.),
15.71%, 05/21/21
(b)
............... 10 3,922,015
Royal Bank of Canada (Oracle Corp.),
10.58%, 06/16/21
(b)
............... 58 4,025,199
148,513,928
Specialty Retail — 0.7%
BNP Paribas SA (Lowe's Cos, Inc.)
(b)
:
12.32%, 05/18/21 ................ 113 20,692,110
15.55%, 05/19/21 ................ 60 10,853,599
BNP Paribas SA (Truworths International Ltd.),
11.24%, 04/28/21 ................ 130 11,682,496
JPMorgan Structured Products BV (AutoZone,
Inc.)
(b)
:
9.99%, 05/26/21 ................. 3 3,994,956
13.64%, 05/26/21 ................ 3 4,129,582
JPMorgan Structured Products BV (O'Reilly
Automotive, Inc.):
12.80%, 04/16/21 ................ 43 20,863,680
10.64%, 04/22/21
(b)
............... 5 2,712,272
12.17%, 05/17/21
(b)
............... 5 2,654,224
JPMorgan Structured Products BV (Tractor
Supply Co.), 17.43%, 04/23/21
(b)
...... 23 4,010,992
Merrill Lynch International & Co. CV (Advance
Auto Parts, Inc.), 14.44%, 05/14/21 ..... 103 18,076,672
Nomura Bank International plc (Home Depot,
Inc. (The)), 11.72%, 05/17/21 ......... 104 28,406,832
128,077,415
Technology Hardware, Storage & Peripherals — 0.6%
BNP Paribas Issuance BV (Apple, Inc.):
17.33%, 04/27/21
(b)
............... 371 45,915,538
11.91%, 04/29/21
(b)
............... 105 12,912,521
13.86%, 04/30/21
(b)
............... 160 19,542,900
15.04%, 05/25/21 ................ 217 26,488,491
Credit Suisse AG (Logitech International SA),
13.65%, 05/06/21 ................ CHF 64 6,705,609
111,565,059
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods — 0.1%
Citigroup Global Markets Holdings, Inc. (NIKE,
Inc.), 12.63%, 04/28/21
(b)
........... USD 144 $ 19,259,392
Nomura Holdings, Inc. (Deckers Outdoor
Corp.), 13.08%, 05/20/21 ........... 8 2,561,661
21,821,053
Trading Companies & Distributors — 0.0%
Royal Bank of Canada (Fastenal Co.),
8.61%, 04/13/21
(b)
................ 47 2,367,266
Total Equity-Linked Notes — 13.8%
(Cost: $2,391,304,712) ........................... 2,417,916,449
Floating Rate Loan Interests — 5.6%
Aerospace & Defense — 0.2%
(a)
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
3.70%
,
 04/06/26 ................. 5,399 5,223,970
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 3 Month + 3.50%),
3.70%
,
 04/06/26 ................. 2,903 2,808,587
Peraton Corp., 1st Lien Term Loan B,
02/01/28
(m)
..................... 4,383 4,379,762
Peraton Corp., 2nd Lien Term Loan B1,
02/26/29
(c)(m)
.................... 2,672 2,712,080
Peraton Corp., Term Loan, 02/01/28
(m)
..... 7,714 7,707,973
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23 ................. 1,965 1,970,075
TransDigm, Inc., Term Loan F, (LIBOR USD 1
Month + 2.25%), 2.36%
,
 12/09/25 ..... 5,574 5,452,840
TransDigm, Inc., Term Loan G, (LIBOR USD 1
Month + 2.25%), 2.36%
,
 08/22/24 ..... 4,382 4,296,460
34,551,747
Airlines — 0.1%
(a)
AAdvantage Loyality IP Ltd., Term Loan,
04/20/28
(m)
..................... 1,500 1,535,160
American Airlines, Inc., Term Loan B:
(LIBOR USD 1 Month + 2.00%),
2.11%, 04/28/23 ............... 1,882 1,790,535
(LIBOR USD 1 Month + 2.00%),
2.11%, 12/15/23 ............... 3,634 3,467,051
JetBlue Airways Corp., Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/17/24 1,013 1,035,332
Kestrel Bidco, Inc., Term Loan, (LIBOR USD 3
Month + 3.00%), 4.00%
,
 12/11/26 ...... 5,198 5,037,368
12,865,446
Auto Components — 0.1%
(a)
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.36%
,
 04/30/26 9,061 8,959,286
Truck Hero, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 4.50%
,
 01/31/28 ..... 2,965 2,955,542
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (LIBOR USD 1 Month + 3.00%),
3.11%
,
 02/05/26 ................. 3,761 3,712,131
15,626,959
Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.36%
,
 01/01/38
(a)
.... 5,461 5,463,493
Building Products — 0.1%
(a)
CP Atlas Buyer, Inc., Term Loan B, 11/23/27
(m)
3,158 3,134,820
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 05/05/24 1,424 1,421,773

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Building Products (continued)
MI Windows and Doors LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/18/27 ................. USD 674 $ 676,421
Wilsonart LLC, Term Loan D, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 12/19/23 ..... 5,456 5,439,334
10,672,348
Capital Markets — 0.0%
(a)
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 3.36%
,
 04/12/24 .... 1,533 1,523,179
Jefferies Finance LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.13%
,
 06/03/26 1,852 1,834,261
Orion Advisor Solutions, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%
,
 09/24/27 ................. 1,152 1,150,672
Travelport Finance (Luxembourg) SARL, 1st
Lien Term Loan, (LIBOR USD 3 Month +
5.00%), 5.25%
,
 05/29/26 ........... 2,514 2,038,087
6,546,199
Chemicals — 0.2%
(a)
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month
+ 2.50%), 3.00%
,
 03/18/28 .......... 4,289 4,272,916
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 11/24/27 ................. 960 957,600
Ascend Performance Materials Operations
LLC, Term Loan, (LIBOR USD 3 Month +
4.75%), 5.50%
,
 08/27/26 ........... 4,491 4,545,856
Axalta Coating Systems Dutch Holding B BV,
Term Loan B3, (LIBOR USD 3 Month +
1.75%), 2.00%
,
 06/01/24 ........... 2,410 2,396,991
CPC Acquisition Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/29/27 ................. 875 874,274
Greenrock Finance, Inc., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.50%
,
 06/28/24 ................. 789 771,173
Invictus US LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.11%
,
 03/28/25 . 701 692,763
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.61%
,
 06/30/27 ................. 3,778 3,757,780
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
2.70%
,
 01/01/38 ................. 3,396 3,365,812
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.36%
,
 05/15/24 ........... 3,347 3,288,614
Oxea Holding Vier GmbH, Term Loan
B2, (LIBOR USD 1 Month + 3.50%),
3.63%
,
 10/14/24 ................. 3,731 3,669,231
WR Grace & Co., Term Loan,
0.00%
,
 01/01/28
(c)
................ 969 961,733
29,554,743
Commercial Services & Supplies — 0.2%
(a)
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 4.25%),
4.36%
,
 07/10/26 ................. 3,874 3,860,102
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.86%
,
 09/07/27 2,731 2,722,316
Brand Energy & Infrastructure Services, Inc.,
Term Loan, 06/21/24
(m)
............. 7,337 7,215,034
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Diamond (BC) BV, Term Loan, (LIBOR USD 1
Month + 3.00%), 3.11%
,
 09/06/24 ...... USD 2,786 $ 2,769,996
KAR Auction Services, Inc., Term Loan
B6, (LIBOR USD 1 Month + 2.25%),
2.38%
,
 09/19/26 ................. 954 934,097
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month +
2.75%), 3.50%
,
 09/23/26 ........... 2,764 2,750,686
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.25%),
4.45%
,
 07/30/25 ................. 2,896 2,757,780
Tempo Acquisition LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.36%
,
 11/02/26 . 8,507 8,499,462
TruGreen Ltd., Partnership, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 11/02/27 ................. 3,192 3,185,648
UFC Holdings LLC, 1st Lien Term Loan
B3, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 04/29/26 ................. 985 980,180
US Ecology Holdings, Inc., Term Loan
B, (LIBOR USD 1 Month + 2.50%),
2.61%
,
 11/02/26 ................. 575 573,047
36,248,348
Construction & Engineering — 0.0%
(a)
Pike Corp., Term Loan, (LIBOR USD 1 Month +
3.00%), 3.13%
,
 01/21/28 ........... 1,279 1,273,989
Ply Gem Midco, Inc., Term Loan, (LIBOR USD
1 Month + 3.75%), 3.86%
,
 04/12/25 .... 570 569,340
SRS Distribution, Inc., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.11%
,
 05/23/25 .... 4,211 4,151,251
5,994,580
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 2.11%
,
 01/15/27 ............ 4,271 4,233,206
Core & Main LP, Term Loan, (LIBOR USD 3
Month + 2.75%), 3.75%
,
 08/01/24 ..... 3,491 3,474,049
Forterra Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 10/25/23 .... 1,970 1,970,265
Foundation Building Materials, Inc., 1st Lien
Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.75%, 01/31/28 ............... 1,507 1,491,565
TAMKO Building Products LLC, Term Loan,
05/29/26
(m)
..................... 865 860,139
12,029,224
Containers & Packaging — 0.1%
(a)
BWay Holding Co., Term Loan, (LIBOR USD 3
Month + 3.25%), 3.44%
,
 04/03/24 ..... 4,882 4,772,352
Charter NEX US, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.25%),
5.00%
,
 12/01/27 ................. 5,797 5,804,057
Flex Acquisition Co. Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 03/02/28 3,035 2,993,382
Kleopatra Finco SARL, Facility Term Loan B,
02/12/26
(m)
..................... 1,516 1,510,315
Pactiv Evergreen, Inc., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 2.86%
,
 02/05/23 3,496 3,479,124
Pactiv Evergreen, Inc., Term Loan B2, (LIBOR
USD 1 Month + 3.25%), 3.36%
,
 02/05/26 1,013 1,001,298

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Tosca Services LLC, Term Loan, (LIBOR USD
1 Month + 3.50%), 4.25%
,
 08/18/27 .... USD 1,198 $ 1,197,998
20,758,526
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 4.00%), 5.00%
,
 10/28/27
(a)
1,351 1,354,378
Diversified Consumer Services — 0.1%
(a)
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (LIBOR USD 1 Month +
3.50%), 3.61%
,
 01/29/27 ........... 685 677,408
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.75%), 4.75%
,
 07/12/24 .... 834 833,293
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month + 1.75%),
2.50% - 4.00%
,
 11/07/23 ............ 5,575 5,525,859
Midas Intermediate Holdco II LLC, Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.50%
,
 12/22/25 ................. 1,634 1,672,472
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27 3,694 3,920,849
Research Now Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 12/20/24 ................. 1,543 1,525,030
Sotheby's, Inc., Term Loan, (LIBOR USD 2
Month + 4.75%), 5.50%
,
 01/15/27 ..... 6,876 6,902,243
21,057,154
Diversified Financial Services — 0.8%
(a)
Acuris Finance US, Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 02/16/28
(c)
1,479 1,466,059
Advisor Group Holdings, Inc., Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.61%
,
 07/31/26 ................. 1,605 1,603,416
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 08/05/27
(c)
1,198 1,197,988
Belron Finance LLC, Term Loan, (LIBOR USD
3 Month + 2.25%), 2.46%
,
 10/30/26 .... 2,106 2,089,943
BW Gas & Convenience Holdings LLC, Term
Loan, (LIBOR USD 1 Month + 6.25%),
6.37%
,
 11/18/24 ................. 519 523,143
Colorado Plaza, Term Loan, (LIBOR USD 1
Month + 0.00%), 0.00%
,
 05/15/21
(c)
.... 9,600 8,832,000
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 4.50%
,
 12/11/26 .... 9,574 9,533,810
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 04/09/27 ................. 5,580 5,579,546
Delta Topco, Inc., 1st Lien Term Loan,
12/01/27
(m)
..................... 5,560 5,548,102
Delta Topco, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.25%), 8.00%
,
 12/01/28 779 795,554
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.86%
,
 07/11/25 ................. 2,234 2,197,650
Houston Center, Term Loan, 12/09/22
(c)(m)
... 38,816 38,723,056
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Week + 3.75%),
4.50%
,
 12/17/27 ................. 910 905,706
LBM Acquisition LLC, Delayed Draw 1st Lien
Term Loan, 12/17/27
(m)
............. 202 201,268
Lealand Finance Co. BV, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.11%
,
 06/28/24
(c)
41 32,447
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Lealand Finance Co. BV, Term Loan,
(LIBOR USD 1 Month + 4.00%), 0.11% -
4.11%
,
 06/30/25 ................. USD 380 $ 206,377
LEB Holdings (USA), Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 11/02/27 . 1,613 1,614,559
Milano Acquisition Corp., 1st Lien Term Loan B,
10/01/27
(m)
..................... 10,390 10,338,010
Park Avenue Tower, Term Loan, 03/09/24
(c)(m)
31,329 31,325,843
Refficiency Holdings LLC, Delayed Draw Term
Loan, 12/16/27
(m)
................. 159 159,352
Refficiency Holdings LLC, Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.75%
,
 12/16/27 827 826,560
RVR Dealership Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 02/08/28 ................. 1,251 1,246,309
SMG US Midco 2, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 2.50%), 2.61% -
2.71%
,
 01/23/25 ................. 3,008 2,857,719
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.25%
,
 12/11/26 ................. 3,147 3,135,199
Travelport Finance (Luxembourg) SARL, Term
Loan, (LIBOR USD 3 Month + 8.00%),
9.00%
,
 02/28/25 ................. 2,148 2,184,706
Veritas US, Inc., Term Loan B, 09/01/25
(m)
.. 459 459,678
VICI Properties 1 LLC, Term Loan B, (LIBOR
USD 1 Month + 1.75%), 1.86%
,
 12/20/24 2,077 2,051,540
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.00%), 3.11%
,
 02/28/27 ...... 3,375 3,359,109
White Cap Buyer LLC, Term Loan, (LIBOR
USD 6 Month + 4.00%), 4.50%
,
 10/19/27 1,313 1,309,428
Ziggo Finance Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
2.61%
,
 04/30/28 ................. 2,902 2,870,339
143,174,416
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, Term Loan:
(LIBOR USD 1 Month + 2.75%),
2.86%, 07/15/25 ............... 959 938,869
(LIBOR USD 3 Month + 2.75%),
2.95%, 01/31/26 ............... 3,071 3,007,080
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 4.20%
,
 08/14/26 .... 3,411 3,399,451
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 11/30/27 . 784 782,075
Consolidated Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
5.75%
,
 10/02/27 ................. 1,328 1,327,358
Frontier Communications Corp., Term
Loan, (LIBOR USD 1 Month + 4.75%),
5.75%
,
 10/08/21 ................. 1,723 1,715,815
GCI LLC, Term Loan B, (LIBOR USD 1 Month +
2.75%), 3.50%
,
 10/15/25 ........... 1,628 1,618,330
Iridium Satellite LLC, Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 3.75%
,
 11/04/26 . 1,538 1,541,214
MTN Infrastructure TopCo, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 11/15/24 ................. 3,009 3,000,580
Virgin Media Bristol LLC, Term Loan Q,
01/31/29
(m)
..................... 2,990 2,982,166

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.11%
,
 03/09/27 . USD 12,648 $ 12,536,887
32,849,825
Electric Utilities — 0.0%
(a)
Calpine Construction Finance Co., Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.11%
,
 01/15/25 ................. 1,601 1,578,825
Edgewater Generation LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
3.86%
,
 12/13/25 ................. 1,592 1,570,555
Vistra Operations Co. LLC, Term Loan,
(LIBOR USD 1 Month + 1.75%), 1.86% -
1.86%
,
 12/31/25 ................. 5 4,721
3,154,101
Electrical Equipment — 0.1%
(a)
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 02/12/25 998 996,571
MH Sub I LLC, 1st Lien Term Loan, 09/13/24
(m)
10,627 10,499,522
11,496,093
Entertainment — 0.1%
(a)
Live Nation Entertainment, Inc., Term Loan
B4, (LIBOR USD 1 Month + 1.75%),
1.88%
,
 10/19/26 ................. 3,032 2,942,535
Playtika Holding Corp., Term Loan B1,
03/13/28
(m)
..................... 3,488 3,466,200
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.36%
,
 05/30/25 ................. 87 85,114
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (LIBOR USD 3
Month + 2.75%), 2.86% - 2.94%
,
 05/18/25 3,637 3,424,362
WMG Acquisition Corp., Term Loan G,
01/20/28
(m)
..................... 907 902,350
10,820,561
Food & Staples Retailing — 0.1%
(a)
H-Food Holdings LLC, Term Loan, (LIBOR USD
1 Month + 3.69%), 3.80%
,
 05/23/25 .... 1,356 1,341,404
H-Food Holdings LLC, Term Loan B2, (LIBOR
USD 1 Month + 4.00%), 4.11%
,
 05/23/25 . 1,544 1,535,949
US Foods, Inc., Term Loan, (LIBOR USD 1
Month + 1.75%), 1.86%
,
 06/27/23 ..... 3,820 3,765,569
US Foods, Inc., Term Loan B, (LIBOR USD 1
Month + 2.00%), 2.11%
,
 09/13/26 ...... 2,422 2,371,049
9,013,971
Food Products — 0.2%
(a)
1011778 BC Unlimited Liability Co., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 11/19/26 ................. 2,749 2,696,537
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
3.61%
,
 10/01/25 ................. 2,097 2,092,847
B&G Foods, Inc., Term Loan B4, (LIBOR USD
1 Month + 2.50%), 2.61%
,
 10/10/26 .... 218 218,020
Chobani LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 4.50%
,
 10/25/27 ..... 3,801 3,795,199
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
2.36%
,
 01/29/27 ................. 8,704 8,578,449
Froneri International Ltd., Facility 2nd Lien
Term Loan, (LIBOR USD 1 Month + 5.75%),
5.86%
,
 01/31/28 ................. 279 282,315
Security
Par (000)
Par (000) Value
Food Products (continued)
Hostess Brands LLC, 1st Lien Term Loan
B, (LIBOR USD 3 Month + 2.25%),
3.00%
,
 08/03/25 ................. USD 1,686 $ 1,675,452
Nomad Foods Ltd., Facility Term Loan
B4, (LIBOR USD 1 Month + 2.25%),
2.36%
,
 05/15/24 ................. 500 494,628
Pathway Vet Alliance LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.86%
,
 03/31/27 ................. 1,577 1,565,824
Shearer's Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 09/23/27 ................. 888 885,414
Triton Water Holdings, Inc., 1st Lien Term Loan,
03/31/28
(m)
..................... 4,198 4,178,311
Utz Quality Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.11%
,
 01/20/28 ................. 726 724,517
27,187,513
Health Care Providers & Services — 0.1%
(a)
AHP Health Partners, Inc., Term Loan
B1, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 06/30/25 ................. 1,078 1,078,166
Azalea TopCo, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.50%),
3.71%
,
 07/24/26 ................. 2,818 2,791,313
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.00%),
4.00%
,
 06/07/23 ................. 2,854 2,842,931
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.86%
,
 10/10/25 2,896 2,491,546
EyeCare Partners LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.86%
,
 02/18/27 ................. 2,881 2,848,751
MPH Acquisition Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.75%
,
 06/07/23 ................. 1,418 1,408,991
Option Care Health, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.75%), 3.86%
,
 08/06/26 3,562 3,546,873
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.36%
,
 06/30/25 ................. 3,386 3,378,228
PetVet Care Centers LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 02/14/25 ................. 75 74,511
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%
,
 01/08/27 ................. 2,099 2,098,487
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 08/13/26 2,462 2,457,059
25,016,856
Health Care Technology — 0.1%
(a)
athenahealth, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.45%
,
 02/11/26 ................. 351 351,291
Change Healthcare Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 2.50%),
3.50%
,
 03/01/24 ................. 3,147 3,142,320
GoodRx, Inc., 1st Lien Term Loan, (LIBOR USD
1 Month + 2.75%), 2.86%
,
 10/10/25 .... 3,805 3,788,989
Verscend Holding Corp., Term Loan B1,
08/27/25
(m)
..................... 399 398,960
7,681,560

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 0.3%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.86%
,
 02/02/26
(c)
................ USD 507 $ 491,704
Aristocrat Leisure Ltd., Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.75%
,
 10/19/24 1,528 1,532,592
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
2.86%
,
 12/23/24 ................. 6,429 6,330,099
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.61%
,
 07/21/25 ................. 5,129 5,135,637
CityCenter Holdings LLC, Term Loan B, (LIBOR
USD 1 Month + 2.25%), 3.00%
,
 04/18/24 522 514,616
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 3.50%), 3.70%
,
 07/10/25 1,582 1,583,111
Four Seasons Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.00%),
2.11%
,
 11/30/23 ................. 1,963 1,956,543
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 3 Month + 12.00%),
13.00%
,
 10/04/23
(c)
............... 312 354,219
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 10/04/23 2,951 2,901,446
Hilton Washington Dupont Hotel, Term
Loan, (LIBOR USD 1 Month + 0.00%),
0.00%
,
 04/01/24
(c)
................ 14,250 13,110,000
IRB Holding Corp., Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 12/15/27 ..... 4,513 4,491,525
IRB Holding Corp., Term Loan B, (LIBOR USD
3 Month + 2.75%), 2.95% - 2.95%
,
 02/05/25 2,693 2,668,881
Packers Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 03/09/28 4,179 4,128,518
Playa Resorts Holding BV, Term Loan, (LIBOR
USD 1 Month + 2.75%), 3.75%
,
 04/29/24 606 581,161
Scientific Games International, Inc., Term Loan
B5, (LIBOR USD 1 Month + 2.75%), 2.86% -
2.86%
,
 08/14/24 ................. 1,527 1,496,762
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
2.50%
,
 02/08/27 ................. 2,427 2,385,581
Whatabrands LLC, Term Loan, (LIBOR USD 1
Month + 2.75%), 2.86%
,
 07/31/26 ..... 2,354 2,336,900
Wyndham Hotels & Resorts, Inc., Term
Loan B, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 05/30/25 ................. 975 964,311
Zaxby's Operating Co. LP, 1st Lien Term Loan,
12/28/27
(m)
..................... 2,085 2,081,351
Zaxby's Operating Co. LP, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.50%),
7.25%
,
 12/28/28
(c)
................ 327 330,270
55,375,227
Household Durables — 0.0%
(a)
Serta Simmons Bedding LLC, Term Loan,
(LIBOR USD 1 Month + 7.50%),
8.50%, 08/10/23 ............... 1,941 1,904,532
Weber-Stephen Products LLC, Term Loan
B, (LIBOR USD 1 Month + 3.25%),
4.00%
,
 10/30/27 ................. 1,602 1,599,982
3,504,514
Household Products — 0.0%
Spectrum Brands, Inc., Term Loan, (LIBOR
USD 3 Month + 2.00%), 2.50%
,
 03/03/28
(a)
644 641,991
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers — 0.0%
ExGen Renewables IV LLC, Term Loan,
(LIBOR USD 3 Month + 2.75%),
3.75%
,
 12/15/27
(a)
................ USD 1,597 $ 1,597,668
Industrial Conglomerates — 0.0%
(a)
Filtration Group Corp., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.11%
,
 03/31/25 .... 995 979,500
Filtration Group Corp., Term Loan A, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 03/29/25 1,804 1,800,778
2,780,278
Insurance — 0.3%
(a)
Alliant Holdings Intermediate LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.36%, 05/09/25 ............... 6,368 6,283,274
AmWINS Group, Inc., Term Loan, (LIBOR USD
1 Month + 2.25%), 3.00%
,
 02/19/28 .... 4,100 4,066,435
AssuredPartners, Inc., Term Loan:
(LIBOR USD 1 Month + 3.50%),
3.61%, 02/12/27 ............... 1,707 1,686,790
(LIBOR USD 1 Month + 4.50%),
5.50%, 02/12/27 ............... 1,083 1,082,789
Asurion LLC, 2nd Lien Term Loan B3, (LIBOR
USD 1 Month + 5.25%), 5.36%
,
 01/31/28 1,051 1,069,393
Asurion LLC, Term Loan B6, (LIBOR USD 1
Month + 3.00%), 3.11%
,
 11/03/23 ...... 2,952 2,942,446
Asurion LLC, Term Loan B7, (LIBOR USD 1
Month + 3.00%), 3.11%
,
 11/03/24 ...... 2,697 2,684,454
Asurion LLC, Term Loan B8, (LIBOR USD 1
Month + 3.25%), 3.36%
,
 12/23/26 ..... 2,405 2,388,205
Hub International Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 3.22%
,
 04/25/25 .... 1,913 1,884,686
Hub International Ltd., Term Loan B3, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 04/25/25 4,749 4,742,081
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 4.00%
,
 09/01/27 2,297 2,293,406
Sedgwick Claims Management Services, Inc.,
Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.36%, 12/31/25 ............... 4,226 4,166,010
(LIBOR USD 1 Month + 3.75%),
3.86%, 09/03/26 ............... 2,004 1,990,722
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ............... 1,879 1,880,362
USI, Inc., Term Loan:
(LIBOR USD 3 Month + 3.00%),
3.20%, 05/16/24 ............... 5,142 5,080,547
(LIBOR USD 3 Month + 3.25%),
3.45%, 12/02/26 ............... 257 254,045
44,495,645
Interactive Media & Services — 0.1%
(a)
Adevinta ASA, Facility Term Loan B2,
10/22/27
(m)
..................... 1,359 1,358,424
Arches Buyer, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 3.75%
,
 12/06/27 ..... 2,700 2,678,631
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/30/26 ................. 5,587 5,581,410
Grab Holdings, Inc., Term Loan, (LIBOR USD 3
Month + 4.50%), 5.50%
,
 01/29/26 ..... 8,766 8,897,490
18,515,955

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Internet & Direct Marketing Retail — 0.0%
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 11/08/27
(a)
................ USD 3,105 $ 3,096,275
IT Services — 0.5%
(a)
Applied Systems, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.00%), 3.50% -
5.25%
,
 09/19/24 ................. 5,118 5,094,941
Applied Systems, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.50%),
6.25%
,
 09/19/25 ................. 805 809,025
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.11%
,
 10/30/26 ................. 6,573 6,517,716
CCC Information Services, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 04/29/24 ................. 5,004 4,997,200
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 ................. 2,963 3,055,594
Epicor Software Corp., Term Loan C,
07/30/27
(m)
..................... 5,333 5,313,833
Go Daddy Operating Co., LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
2.11%
,
 08/10/27 ................. 2,989 2,970,098
IG Investments Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%
,
 05/23/25 ................. 2,956 2,952,153
Ion Trading Finance Ltd, Term Loan, 03/26/28
(m)
728 727,090
Mitchell International, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.25%), 0.11% -
3.36%
,
 11/29/24 ................. 2,774 2,727,125
Mitchell International, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.36%
,
 12/01/25 ................. 1,077 1,072,242
Peak 10 Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
7.43%
,
 08/01/25 ................. 1,409 1,199,637
Presidio Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 3.50%), 3.72%
,
 01/22/27 951 947,653
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.61%
,
 02/12/27 ........... 4,399 4,239,480
Rackspace Technology Global, Inc., 1st Lien
Term Loan B, 02/15/28
(m)
............ 1,058 1,048,199
Sabre GLBL, Inc., Term Loan B, (LIBOR USD 1
Month + 4.00%), 4.75%
,
 12/17/27 ..... 1,285 1,296,831
Solera LLC, Term Loan, (LIBOR USD 1 Month
+ 2.75%), 2.86%
,
 03/03/23 .......... 558 554,189
Sophia LP, Term Loan, (LIBOR USD 3 Month +
3.75%), 3.95%
,
 10/07/27 ........... 7,153 7,144,131
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 04/16/25 ................. 2,284 2,257,836
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 05/05/26 1,762 1,750,316
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 1.86%
,
 11/16/26 .... 1,540 1,528,022
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.50%), 6.50%
,
 09/01/25 ..... 11,972 11,982,100
Verscend Holding Corp., Term Loan B, (LIBOR
USD 1 Month + 4.50%), 4.61%
,
 08/27/25 3,821 3,817,175
Virtusa Corp., Term Loan, (LIBOR USD 1
Month + 4.25%), 5.00%
,
 02/11/28 ...... 1,363 1,363,859
WEX, Inc., Term Loan B, 03/19/28
(m)
...... 1,050 1,046,062
Security
Par (000)
Par (000) Value
IT Services (continued)
WEX, Inc., Term Loan B3, (LIBOR USD 1
Month + 2.25%), 2.36%
,
 05/15/26 ..... USD 4,322 $ 4,300,933
80,713,440
Life Sciences Tools & Services — 0.1%
(a)
Avantor Funding, Inc., Term Loan B3, (LIBOR
USD 1 Month + 2.25%), 3.25%
,
 11/21/24 . 1,280 1,279,983
Avantor Funding, Inc., Term Loan B4, (LIBOR
USD 1 Month + 2.25%), 3.25%
,
 11/08/27 . 2,598 2,597,188
Catalent Pharma Solutions, Inc., Term Loan
B3, (LIBOR USD 1 Month + 2.00%),
2.50%
,
 02/22/28 ................. 2,956 2,955,157
eResearchTechnology, Inc., 1st Lien Term
Loan, 02/04/27
(m)
................. 7,179 7,182,721
Iqvia, Inc., Term Loan B1, (LIBOR USD 1
Month + 1.75%), 1.86%
,
 03/07/24 ..... 2,095 2,083,888
Maravai Intermediate Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 4.25%),
5.25%
,
 10/19/27
(c)
................ 1,710 1,718,699
PPD, Inc., Term Loan, (LIBOR USD 1 Month +
2.25%), 2.75%
,
 01/13/28 ........... 5,446 5,413,923
23,231,559
Machinery — 0.1%
(a)
Gates Global LLC, Term Loan B3, (LIBOR USD
1 Month + 2.75%), 3.50%
,
 03/31/27 .... 2,216 2,208,814
Ingersoll-Rand Services Co., Term Loan
B1, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 03/01/27 ................. 1,714 1,690,048
Titan Acquisition Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 3.27%
,
 03/28/25 .... 10,529 10,301,060
Vertical Midco GmbH, Term Loan, (LIBOR USD
6 Month + 4.25%), 4.48%
,
 06/30/27 .... 2,638 2,641,718
Vertiv Group Corp., Term Loan B, 03/02/27
(m)
6,632 6,575,340
23,416,980
Media — 0.3%
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 07/12/24
(a)
... 1,241 1,234,738
AVSC Holding Corp., 1st Lien Term Loan B1,
(LIBOR USD 6 Month + 3.50%), 4.50% -
4.75%
,
 03/03/25
(a)
................ 8,479 7,499,325
AVSC Holding Corp., 1st Lien Term Loan B3,
15.00%
,
 10/15/26
(n)
............... 2,453 2,846,017
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 04/30/25
(a)
................ 3,371 3,362,150
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.71%
,
 08/21/26
(a)
................ 10,960 10,512,383
CSC Holdings LLC, Term Loan:
(a)
(LIBOR USD 1 Month + 2.25%),
2.36%, 07/17/25 ............... 2,106 2,074,639
(LIBOR USD 1 Month + 2.50%),
2.61%, 04/15/27 ............... 1,711 1,687,991
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 11/12/27
(a)
................ 1,755 1,748,760
Intelsat Jackson Holdings SA, Facility Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 07/13/22
(a)
................ 494 499,269
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.75%),
8.00%
,
 11/27/23
(a)
................ 310 314,650

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Media (continued)
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 12/01/23
(a)
................ USD 6,362 $ 5,843,361
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
2.36%
,
 03/24/25
(a)
................ 1,804 1,773,748
Midcontinent Communications, Term Loan,
08/15/26
(a)(m)
.................... 1,192 1,186,035
Nexstar Broadcasting, Inc., Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
2.62%
,
 09/18/26
(a)
................ 863 855,519
Nielsen Finance LLC, Term Loan B4, (LIBOR
USD 1 Month + 2.00%), 2.10%
,
 10/04/23
(a)
—
(o)
63
Radiate Holdco LLC, Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.25%
,
 09/25/26
(a)
2,998 2,994,587
Sinclair Television Group, Inc., Term Loan
B, (LIBOR USD 1 Month + 2.25%),
2.36%
,
 01/03/24
(a)
................ 686 680,579
Terrier Media Buyer, Inc., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.61%
,
 12/17/26
(a)
................ 3,196 3,164,539
Trader Corp., 1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 09/28/23
(a)(c)
.. 4,660 4,636,993
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month + 2.50%),
2.61%
,
 01/31/28
(a)
................ 1,717 1,700,514
Xplornet Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
4.86%
,
 12/31/28
(a)
................ 4,474 4,470,242
59,086,102
Metals & Mining — 0.0%
(a)
Ball Metalpack Finco LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
4.69%
,
 07/31/25 ................. 1,952 1,939,525
Equinox Holdings, Inc., 1st Lien Term Loan B1,
03/08/24
(m)
..................... 5,206 4,848,779
6,788,304
Oil, Gas & Consumable Fuels — 0.0%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 10.00%
,
 11/01/25 ........... 2,183 2,412,215
EG Group Ltd., Facility Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.20%
,
 02/07/25 2,184 2,145,941
Murphy Oil USA, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 2.25%
,
 01/31/28
(c)
916 919,435
5,477,591
Paper & Forest Products — 0.0%
Spa Holdings 3 Oy, Term Loan B, 03/10/28
(a)(c)
(m)
........................... 1,401 1,397,498
Personal Products — 0.1%
(a)
Sunshine Luxembourg VII SARL, Facility Term
Loan B1, (LIBOR USD 3 Month + 4.00%),
5.00%
,
 10/01/26 ................. 7,953 7,936,915
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, 10/01/26
(m)
............... 693 691,896
8,628,811
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, Term
Loan, (LIBOR USD 1 Month + 3.50%),
3.63%
,
 05/04/25 ................. USD 2,919 $ 2,862,440
Bausch Health Cos., Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.11%
,
 06/02/25 . 6,402 6,378,170
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Week + 2.00%),
2.08%
,
 11/15/27 ................. 1,617 1,598,257
Precision Medicine Group LLC, Delayed Draw
Term Loan, 11/18/27
(m)
............. 372 369,161
Precision Medicine Group LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 11/18/27 ................. 3,315 3,288,259
14,496,287
Professional Services — 0.1%
(a)
AlixPartners LLP, Term Loan, 02/04/28
(m)
... 4,172 4,154,019
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.36%
,
 02/06/26 ................. 11,922 11,847,369
16,001,388
Real Estate Management & Development — 0.0%
Realogy Group LLC, Term Loan, (LIBOR USD
1 Month + 2.25%), 3.00%
,
 02/08/25
(a)
... 105 103,669
Road & Rail — 0.0%
Uber Technologies, Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.61%
,
 02/25/27
(a)
4,226 4,204,196
Software — 0.6%
Barracuda Networks, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 02/12/25
(a)
................ 3,226 3,220,951
Boxer Parent Co. Inc., Term Loan, 10/02/25
(a)(m)
2,479 2,466,937
BY Crown Parent LLC, Term Loan B1, (LIBOR
USD 1 Month + 3.00%), 4.00%
,
 02/02/26
(a)
3,234 3,230,709
Cloudera, Inc., Term Loan, 12/22/27
(a)(c)(m)
... 1,392 1,388,520
Cornerstone OnDemand, Inc., Term
Loan, (LIBOR USD 1 Month + 4.25%),
4.36%
,
 04/22/27
(a)
................ 1,499 1,499,012
DTI Holdco, Inc., Term Loan B1, (LIBOR USD 3
Month + 4.75%), 5.75%
,
 09/29/23
(a)
.... 1,720 1,657,010
First Advantage Holdings LLC, 1st Lien Term
Loan B1, (LIBOR USD 1 Month + 3.00%),
3.11%
,
 01/31/27
(a)
................ 2,718 2,695,834
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 12/01/27
(a)
................ 8,417 8,410,202
Helios Software Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 3.75%),
3.93%
,
 03/11/28
(a)
................ 6,637 6,583,108
Informatica LLC, 2nd Lien Term Loan,
7.13%
,
 02/25/25
(n)
................ 2,696 2,751,618
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 3.25%), 3.36%
,
 02/25/27
(a)
.... 10,156 10,069,264
McAfee LLC, Term Loan B, (LIBOR USD 1
Month + 3.75%), 3.86%
,
 09/30/24
(a)
.... 3,611 3,610,397
MH Sub I LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.75%
,
 09/13/24
(a)
1,975 1,973,170
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 6.36%
,
 02/23/29
(a)
3,512 3,529,560
Netsmart, Inc.,1st Lien Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 10/01/27
(a)
1,616 1,613,980

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Software (continued)
Planview Parent, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 12/17/27
(a)
................ USD 3,342 $ 3,336,842
Project Alpha Intermediate Holding, Inc., Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.15%
,
 04/26/24
(a)
................ 1,467 1,461,820
Realpage, Inc., Term Loan, 02/18/28
(a)(m)
... 12,188 12,125,380
Severin Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.36%
,
 08/01/25
(a)
................ 6,029 5,947,959
SolarWinds Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
2.86%
,
 02/05/24
(a)
................ 2,158 2,114,721
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 04/16/25
(a)
................ 1,706 1,685,785
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.36%
,
 03/03/28
(a)
................ 5,559 5,612,470
UKG, Inc., 1st Lien Term Loan:
(a)
(LIBOR USD 1 Month + 3.75%),
3.86%, 05/04/26 ............... 5,382 5,373,140
(LIBOR USD 3 Month + 3.25%),
4.00%, 05/04/26 ............... 6,833 6,833,204
UKG, Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 6.75%), 7.50%
,
 05/03/27
(a)
.... 2,831 2,894,698
102,086,291
Specialty Retail — 0.1%
(a)
Belron Finance US LLC, Term Loan, (LIBOR
USD 3 Month + 2.25%), 2.45%
,
 11/13/25 . 1,314 1,305,549
Belron Finance US LLC, Term Loan B, (LIBOR
USD 3 Month + 2.25%), 2.44%
,
 11/07/24 . 1,553 1,549,934
EG Group Ltd, Term Loan, 03/11/26
(m)
..... 405 400,444
IAA, Inc., Term Loan, (LIBOR USD 1 Month +
2.25%), 2.38%
,
 06/28/26 ........... 472 468,757
MED ParentCo., LP, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.25%),
4.36%
,
 08/31/26 ................. 1,658 1,643,667
MED ParentCo., LP, Delayed Draw 1st Lien
Term Loan, (LIBOR USD 1 Month + 4.25%),
4.36%
,
 08/31/26 ................. 416 412,185
Optiv, Inc., 1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 02/01/24 ..... 1,835 1,767,451
PetSmart LLC, Term Loan, 02/11/28
(m)
..... 9,093 9,072,086
Woof Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/21/27 ................. 699 695,505
17,315,578
Technology Hardware, Storage & Peripherals — 0.0%
Western Digital Corp., Term Loan B4, (LIBOR
USD 1 Month + 1.75%), 1.86%
,
 04/29/23
(a)
909 907,721
Trading Companies & Distributors — 0.0%
(a)
TMK Hawk Parent, Corp., Term Loan A, (LIBOR
USD 1 Month + 7.50%), 8.50%
,
 05/30/24
(c)
1,569 1,553,695
TMK Hawk Parent, Corp., Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.50%
,
 08/28/24 5,174 4,561,408
6,115,103
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.0%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.25%),
3.51%
,
 05/27/24 ................. USD 2,137 $ 2,026,968
Hargray Communications Group, Inc., Term
Loan, (LIBOR USD 1 Month + 2.75%),
3.75%
,
 05/16/24 ................. 2,881 2,874,170
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.86%
,
 04/11/25 . 1,701 1,679,957
6,581,095
Total Floating Rate Loan Interests — 5.6%
(Cost: $990,663,343) ............................. 989,677,207
Foreign Agency Obligations — 0.4%
Bahrain — 0.0%
CBB International Sukuk Programme Co. SPC,
6.25%
,
11/14/24
(b)
................ 868 953,444
Chile — 0.1%
Corp. Nacional del Cobre de Chile, 3.75%
,
01/15/31
(b)
..................... 1,175 1,269,000
Empresa de Transporte de Pasajeros Metro
SA
(b)
:
3.65%, 05/07/30 ................. 455 492,538
5.00%, 01/25/47 ................. 3,365 3,914,336
5,675,874
China — 0.0%
China Minmetals Corp., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 4.72%), 3.75%
(a)(j)
............... 520 530,237
Colombia — 0.0%
Ecopetrol SA, 5.38%
,
06/26/26 ......... 4,642 5,188,038
France — 0.1%
Electricite de France SA
(a)(j)
:
(GBP Swap 13 Year + 3.96%), 6.00% ... GBP 600 928,487
(EUR Swap Annual 5 Year + 3.37%), 2.87% EUR 600 731,827
(EUR Swap Annual 5 Year + 3.20%), 3.00% 1,000 1,231,175
(EUR Swap Annual 5 Year + 4.00%), 3.37% 3,000 3,746,777
6,638,266
Indonesia — 0.1%
Bank Tabungan Negara Persero Tbk. PT,
4.20%
,
01/23/25 ................. USD 3,283 3,333,271
Pertamina Persero PT, 3.10%
,
08/27/30 ... 4,972 4,972,547
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara:
6.15%, 05/21/48 ................. 2,900 3,527,357
4.88%, 07/17/49 ................. 1,800 1,902,384
13,735,559
Italy — 0.0%
(a)
Banca Monte dei Paschi di Siena SpA:
3.63%, 09/24/24 ................. EUR 100 123,769
2.63%, 04/28/25 ................. 725 869,169
(EUR Swap Annual 5 Year + 8.92%),
8.50%, 09/10/30
(a)
.............. 200 232,213
1,225,151
Mexico — 0.1%
Petroleos Mexicanos:
6.84%, 01/23/30 ................. USD 5,358 5,417,742
5.95%, 01/28/31 ................. 6,552 6,257,160
6.35%, 02/12/48 ................. 2,084 1,716,695
7.69%, 01/23/50 ................. 2,900 2,679,600

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Mexico (continued)
6.95%, 01/28/60 ................. USD 6,371 $ 5,439,241
21,510,438
Panama — 0.0%
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25
(b)
............. 2,960 3,004,400
Peru — 0.0%
Corp. Financiera de Desarrollo SA, 2.40%
,
09/28/27
(b)
..................... 1,865 1,834,694
Saudi Arabia — 0.0%
Saudi Arabian Oil Co.
(b)
:
1.25%, 11/24/23 ................. 330 333,197
2.25%, 11/24/30 ................. 4,020 3,857,391
4,190,588
Total Foreign Agency Obligations — 0.4%
(Cost: $60,948,586) .............................. 64,486,689
Foreign Government Obligations — 1.8%
Bahrain — 0.1%
Kingdom of Bahrain:
7.00%, 01/26/26 ................. 4,889 5,622,350
4.25%, 01/25/28
(b)
................ 2,115 2,097,900
7.38%, 05/14/30 ................. 2,311 2,564,488
10,284,738
Brazil — 0.1%
Federative Republic of Brazil:
6.00%, 04/07/26 ................. 2,272 2,610,670
4.63%, 01/13/28 ................. 6,631 7,012,282
3.88%, 06/12/30 ................. 5,274 5,112,484
14,735,436
Chile — 0.1%
Republic of Chile:
3.24%, 02/06/28 ................. 4,811 5,191,370
2.45%, 01/31/31 ................. 4,187 4,211,860
3.50%, 01/25/50 ................. 2,100 2,138,719
11,541,949
Colombia — 0.1%
Republic of Colombia:
8.13%, 05/21/24 ................. 6,625 7,908,594
3.88%, 04/25/27 ................. 2,562 2,738,938
4.50%, 03/15/29 ................. 3,308 3,612,956
4.13%, 05/15/51 ................. 1,110 1,055,888
15,316,376
Dominican Republic — 0.1%
(b)
Dominican Republic Government Bond:
5.95%, 01/25/27 ................. 2,355 2,640,544
4.50%, 01/30/30 ................. 7,030 7,062,953
4.88%, 09/23/32 ................. 4,650 4,696,500
6.40%, 06/05/49 ................. 3,800 3,979,312
18,379,309
Egypt — 0.1%
Arab Republic of Egypt:
6.13%, 01/31/22
(b)
................ 1,915 1,964,670
6.13%, 01/31/22 ................. 1,155 1,184,958
5.75%, 05/29/24
(b)
................ 2,510 2,630,009
5.88%, 06/11/25 ................. 3,568 3,759,780
5.25%, 10/06/25
(b)
................ 4,455 4,616,494
7.60%, 03/01/29 ................. 4,215 4,478,438
5.88%, 02/16/31
(b)
................ 695 649,825
Security
Par (000)
Par (000) Value
Egypt (continued)
6.38%, 04/11/31
(b)
................ EUR 4,285 $ 5,156,926
24,441,100
Ghana — 0.0%
Republic of Ghana, 8.63%
,
04/07/34
(b)
..... USD 4,355 4,257,013
Indonesia — 0.1%
Republic of Indonesia:
4.75%, 01/08/26 ................. 6,864 7,771,335
3.50%, 01/11/28 ................. 1,220 1,308,069
4.10%, 04/24/28 ................. 4,070 4,501,166
4.75%, 02/11/29 ................. 1,527 1,752,400
5.13%, 01/15/45 ................. 5,000 5,921,875
21,254,845
Israel — 0.0%
State of Israel Government Bond, 2.75%
,
07/03/30 ...................... 2,503 2,620,328
Maldives — 0.0%
Republic of Maldives, 7.00%
,
06/07/22 .... 2,585 2,361,236
Mexico — 0.1%
United Mexican States:
4.50%, 04/22/29 ................. 5,024 5,554,660
4.75%, 03/08/44 ................. 2,402 2,515,345
4.35%, 01/15/47 ................. 8,830 8,736,181
4.50%, 01/31/50 ................. 2,560 2,586,400
19,392,586
Mongolia — 0.0%
State of Mongolia, 8.75%
,
03/09/24 ...... 4,517 5,194,550
Morocco — 0.0%
Kingdom of Morocco
(b)
:
3.00%, 12/15/32 ................. 3,795 3,553,069
4.00%, 12/15/50 ................. 3,736 3,306,360
6,859,429
Panama — 0.1%
Republic of Panama:
4.00%, 09/22/24 ................. 3,655 3,981,666
3.88%, 03/17/28 ................. 1,187 1,293,830
2.25%, 09/29/32 ................. 2,733 2,588,663
4.50%, 05/15/47 ................. 4,610 5,079,644
4.50%, 04/01/56 ................. 1,320 1,448,287
14,392,090
Paraguay — 0.1%
(b)
Republic of Paraguay:
5.00%, 04/15/26 ................. 4,144 4,652,935
4.95%, 04/28/31 ................. 5,265 5,924,770
2.74%, 01/29/33 ................. 5,498 5,252,308
5.40%, 03/30/50 ................. 4,031 4,509,682
5.40%, 03/30/50 ................. 2,075 2,321,406
22,661,101
Peru — 0.1%
Peru Government Bond, 1.86%
,
12/01/32 .. 2,600 2,370,875
Republic of Peru:
7.35%, 07/21/25 ................. 2,094 2,591,979
2.39%, 01/23/26 ................. 3,358 3,456,641
4.13%, 08/25/27 ................. 3,060 3,421,463
3.30%, 03/11/41 ................. 4,910 4,799,525
16,640,483
Philippines — 0.1%
Republic of Philippines:
3.75%, 01/14/29 ................. 5,221 5,780,626

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Philippines (continued)
2.95%, 05/05/45 ................. USD 4,573 $ 4,267,181
10,047,807
Qatar — 0.1%
State of Qatar:
4.50%, 04/23/28 ................. 4,627 5,396,239
4.00%, 03/14/29
(b)
................ 9,177 10,415,895
15,812,134
Romania — 0.1%
Romania Government Bond:
3.00%, 02/14/31
(b)
................ 4,944 4,948,635
4.00%, 02/14/51 ................. 2,552 2,461,882
7,410,517
Russia — 0.1%
Russian Federation:
4.75%, 05/27/26 ................. 4,400 4,925,250
4.25%, 06/23/27 ................. 4,600 5,034,700
9,959,950
Saudi Arabia — 0.1%
(b)
Kingdom of Saudi Arabia:
4.00%, 04/17/25 ................. 3,327 3,660,740
3.63%, 03/04/28 ................. 2,470 2,676,090
4.38%, 04/16/29 ................. 7,447 8,477,944
14,814,774
South Africa — 0.0%
Republic of South Africa, 4.88%
,
04/14/26 .. 2,503 2,631,279
Sri Lanka — 0.1%
Democratic Socialist Republic of Sri Lanka:
6.25%, 07/27/21 ................. 473 454,671
5.75%, 01/18/22 ................. 1,750 1,526,328
5.75%, 04/18/23 ................. 2,591 1,762,690
6.85%, 03/14/24 ................. 7,147 4,553,979
6.35%, 06/28/24 ................. 7,362 4,700,177
7.85%, 03/14/29 ................. 7,244 4,427,895
7.55%, 03/28/30 ................. 7,233 4,412,130
21,837,870
Ukraine — 0.1%
Ukraine Government Bond:
8.99%, 02/01/24 ................. 3,160 3,504,440
7.75%, 09/01/27 ................. 1,112 1,186,018
9.75%, 11/01/28 ................. 3,073 3,578,124
7.25%, 03/15/33
(b)
................ 1,905 1,894,284
10,162,866
Uruguay — 0.0%
Oriental Republic of Uruguay, 4.38%
,
10/27/27 4,449 5,051,989
Total Foreign Government Obligations — 1.8%
(Cost: $305,369,989) ............................. 308,061,755
Shares
Shares
Investment Companies — 2.4%
iShares 1-5 Year Investment Grade Corporate
Bond ETF
*
..................... 810,949 44,342,691
iShares Core Dividend Growth ETF
*
...... 7,756,980 374,429,425
MPLX LP ........................ 61,017 1,563,866
Western Midstream Partners LP ......... 24,894 462,779
Total Investment Companies — 2.4%
(Cost: $387,989,650) ............................. 420,798,761
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities — 4.7%
Collateralized Mortgage Obligations — 1.6%
Adjustable Rate Mortgage Trust
(a)
:
Series 2005-8, Class 2A1, 3.30%, 11/25/35 USD 2,326 $ 2,141,761
Series 2005-8, Class 7A2, (LIBOR USD 1
Month + 0.56%), 0.67%, 11/25/35 ... 1,241 1,228,507
Series 2005-9, Class 5A1, (LIBOR USD 1
Month + 0.54%), 0.65%, 11/25/35 ... 978 984,269
Alternative Loan Trust:
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 1.65%), 1.90%, 06/25/35
(a)
... 497 475,316
Series 2005-36, Class 2A1A, (LIBOR USD 1
Month + 0.62%), 0.73%, 08/25/35
(a)
.. 1,537 1,387,360
Series 2005-61, Class 1A1, (LIBOR USD 1
Month + 0.52%), 0.63%, 12/25/35
(a)
.. 234 220,363
Series 2005-63, Class 3A3, 2.92%,
11/25/35
(a)
................... 2,534 2,414,814
Series 2005-63, Class 5A1, 3.30%,
12/25/35
(a)
................... 108 104,478
Series 2005-64CB, Class 1A1, 5.50%,
12/25/35 .................... 71 70,389
Series 2005-72, Class A3, (LIBOR USD 1
Month + 0.60%), 0.71%, 01/25/36
(a)
.. 2,711 2,584,355
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.00%), 1.26%,
02/25/36
(a)
................... 5,287 5,007,015
Series 2006-11CB, Class 1A5, 6.00%,
05/25/36 .................... 773 616,470
Series 2006-15CB, Class A1, 6.50%,
06/25/36 .................... 1,173 868,466
Series 2006-20CB, Class A9, 6.00%,
07/25/36 .................... 554 375,086
Series 2006-2CB, Class A6, 5.50%,
03/25/36 .................... 851 545,553
Series 2006-45T1, Class 1A10, 6.00%,
02/25/37 .................... 3,155 2,101,296
Series 2006-45T1, Class 2A2, 6.00%,
02/25/37 .................... 1,987 1,479,026
Series 2006-7CB, Class 1A6, 6.00%,
05/25/36 .................... 967 740,776
Series 2006-9T1, Class A7, 6.00%, 05/25/36 381 255,465
Series 2006-J7, Class 2A1, (Cost of Funds
for the 11th District of San Francisco +
1.50%), 1.96%, 11/20/46
(a)
........ 4,890 3,632,445
Series 2006-J8, Class A5, 6.00%, 02/25/37 1,451 937,268
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.73%), 1.99%,
11/25/46
(a)
................... 6,696 5,799,506
Series 2006-OA14, Class 2A1, (LIBOR USD
1 Month + 0.19%), 0.30%, 11/25/46
(a)
. 5,966 5,360,081
Series 2006-OA14, Class 3A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.85%), 1.11%,
11/25/46
(a)
................... 9,911 8,934,026
Series 2006-OA16, Class A2, (LIBOR USD
1 Month + 0.19%), 0.30%, 10/25/46
(a)
. 406 392,969
Series 2006-OA2, Class A1, (LIBOR USD 1
Month + 0.42%), 0.53%, 05/20/46
(a)
.. 1,669 1,417,985
Series 2006-OA3, Class 2A1, (LIBOR USD
1 Month + 0.42%), 0.53%, 05/25/36
(a)
. 9,307 8,528,606
Series 2006-OA8, Class 1A1, (LIBOR USD
1 Month + 0.19%), 0.30%, 07/25/46
(a)
. 13,048 11,811,145

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-12T1, Class A22, 5.75%,
06/25/37 .................... USD 2,079 $ 1,437,112
Series 2007-12T1, Class A5, 6.00%,
06/25/37 .................... 461 328,414
Series 2007-15CB, Class A7, 6.00%,
07/25/37 .................... 304 254,113
Series 2007-18CB, Class 2A25, 6.00%,
08/25/37 .................... 283 229,718
Series 2007-19, Class 1A4, 6.00%, 08/25/37 1,351 968,553
Series 2007-19, Class 1A8, 6.00%, 08/25/37 658 471,240
Series 2007-25, Class 1A3, 6.50%, 11/25/37 3,491 2,351,179
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 .................... 552 362,213
Series 2007-9T1, Class 2A1, 6.00%,
05/25/37 .................... 3,411 2,088,002
Series 2007-9T1, Class 2A2, 6.00%,
05/25/37 .................... 585 358,411
Series 2007-AL1, Class A1, (LIBOR USD 1
Month + 0.25%), 0.36%, 06/25/37
(a)
.. 6,919 5,504,745
Series 2007-J1, Class 2A5, 6.00%, 03/25/37 1,674 944,434
Series 2007-OA11, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.38%), 1.64%,
11/25/47
(a)
................... 2,014 1,798,296
Series 2007-OA3, Class 1A1, (LIBOR USD
1 Month + 0.14%), 0.25%, 04/25/47
(a)
. 12,144 10,920,592
Series 2007-OA4, Class A1, (LIBOR USD 1
Month + 0.17%), 0.28%, 05/25/47
(a)
.. 4,518 4,273,813
Series 2007-OA8, Class 2A1, (LIBOR USD
1 Month + 0.18%), 0.29%, 06/25/47
(a)
. 10,685 8,606,331
Alternative Loan Trust Resecuritization, Series
2006-22R, Class 1A6, 6.00%, 05/25/36 .. 1,208 952,997
American Home Mortgage Assets Trust:
Series 2006-3, Class 1A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 0.97%), 1.23%, 10/25/46
(a)
... 12,275 11,777,628
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.94%), 1.20%,
10/25/46
(a)
................... 5,700 4,700,976
Series 2007-3, Class 22A1, 6.75%,
06/25/37
(d)
................... 863 823,571
Banc of America Funding Trust
(a)
:
Series 2006-7, Class T2A3, 5.69%, 10/25/36 421 415,164
Series 2006-D, Class 6A1, 2.92%, 05/20/36 360 366,227
Series 2007-D, Class 1A1, (LIBOR USD 1
Month + 0.42%), 0.53%, 06/20/47 ... 1,407 1,282,518
Banc of America Mortgage Trust, Series 2004-
L, Class 4A1, 2.70%, 01/25/35
(a)
....... 7 7,512
Bear Stearns ALT-A Trust, Series 2006-2, Class
11A1, (LIBOR USD 1 Month + 0.44%),
0.55%, 04/25/36
(a)
................ 6,219 8,102,509
Bear Stearns Asset-Backed Securities I Trust
(d)
:
Series 2005-AC9, Class A5, 6.25%,
12/25/35 .................... 857 760,305
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 .................... 1,045 889,086
Bear Stearns Mortgage Funding Trust
(a)
:
Series 2007-AR2, Class A1, (LIBOR USD 1
Month + 0.17%), 0.28%, 03/25/37 ... 1,449 1,363,395
Series 2007-AR3, Class 1A1, (LIBOR USD
1 Month + 0.14%), 0.25%, 03/25/37 .. 2,066 1,953,570
Series 2007-AR4, Class 1A1, (LIBOR USD
1 Month + 0.20%), 0.31%, 09/25/47 .. 2,539 2,496,872
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
CHL Mortgage Pass-Through Trust:
Series 2005-11, Class 4A1, (LIBOR USD 1
Month + 0.27%), 0.38%, 04/25/35
(a)
.. USD 1,257 $ 1,193,634
Series 2005-9, Class 1A1, (LIBOR USD 1
Month + 0.60%), 0.71%, 05/25/35
(a)
.. 3,347 2,859,252
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.96%), 1.22%,
04/25/46
(a)
................... 2,842 1,203,945
Series 2007-21, Class 1A1, 6.25%, 02/25/38 187 141,664
Series 2007-J2, Class 2A6, 6.00%, 07/25/37 684 389,588
Series 2007-J2, Class 2A8, 6.00%, 07/25/37 1,045 594,905
CitiMortgage Alternative Loan Trust, Series
2007-A1, Class 1A5, 6.00%, 01/25/37 ... 87 86,866
Credit Suisse Mortgage Capital Certificates,
Series 2008-2R, Class 1A1, 6.00%,
07/25/37
(b)
..................... 615 586,839
CSMC Mortgage-Backed Trust, Series 2006-8,
Class 1A1, 4.50%, 10/25/21 ......... —
(o)
336
CSMC Trust
(a)(b)
:
Series 2011-4R, Class 1A2, (LIBOR USD 1
Month + 1.50%), 1.62%, 09/27/37 ... 6,763 6,329,657
Series 2019-JR1, Class A1, 4.10%, 09/27/66 3,659 3,675,100
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class 3A1, (LIBOR USD
1 Month + 0.19%), 0.30%, 08/25/47
(a)
... 14,159 13,319,818
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA8, Class 1A1, 2.18%,
02/25/37
(a)
..................... 1,419 1,068,990
GMACM Mortgage Loan Trust, Series 2005-
AR2, Class 4A, 3.46%, 05/25/35
(a)
..... 51 50,617
GreenPoint Mortgage Funding Trust
(a)
:
Series 2006-AR1, Class GA1B, (LIBOR
USD 1 Month + 0.17%), 0.28%, 02/25/36 4,578 4,379,019
Series 2006-AR2, Class 4A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 2.00%), 2.26%,
03/25/36 .................... 1,723 1,701,470
GSR Mortgage Loan Trust, Series 2006-4F,
Class 1A1, 5.00%, 05/25/36 ......... 4 19,605
Impac CMB Trust, Series 2005-6, Class 1A1,
(LIBOR USD 1 Month + 0.50%), 0.62%,
10/25/35
(a)
..................... 1,996 1,968,716
IndyMac IMSC Mortgage Loan Trust:
Series 2007-F2, Class 1A4, 6.00%, 07/25/37 759 722,773
Series 2007-F2, Class 2A1, 6.50%, 07/25/37 2,211 1,128,763
IndyMac INDX Mortgage Loan Trust
(a)
:
Series 2007-AR15, Class 1A1, 3.12%,
08/25/37 .................... 127 113,420
Series 2007-AR15, Class 2A1, 3.29%,
08/25/37 .................... 601 523,163
Lehman XS Trust, Series 2007-20N, Class A1,
(LIBOR USD 1 Month + 1.15%), 1.26%,
12/25/37
(a)
..................... 10,269 10,556,057
Merrill Lynch Mortgage Investors Trust
(a)
:
Series 2005-A9, Class 2A1E, 2.68%,
12/25/35 .................... 609 594,456
Series 2006-1, Class 2A1, 2.10%, 02/25/36 405 426,714
Octagon Investment Partners 26 Ltd., Series
2016-1, Class AR, 2.04%, 04/20/31
(a)
... 2,250 2,230,336
Prima Capital CRE Securitization Ltd.
(b)(c)
:
Series 2015-4A, Class C, 4.00%, 08/24/49 3,210 3,175,332
Series 2016-6A, Class C, 4.00%, 08/24/40 16,500 16,389,450
Prime Mortgage Trust
(b)
:
Series 2006-DR1, Class 1A2, 6.00%,
05/25/35 .................... 2 1,673

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-DR1, Class 2A1, 5.50%,
05/25/35 .................... USD 464 $ 422,011
RALI Trust, Series 2007-QS4, Class 3A2,
6.00%, 03/25/37 ................. 220 210,332
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/37 .. 332 184,623
RFMSI Trust, Series 2007-S7, Class A20,
6.00%, 07/25/37 ................. 48 46,313
Structured Adjustable Rate Mortgage Loan
Trust, Series 2007-3, Class 3A1, 3.72%,
04/25/47
(a)
..................... 261 172,079
Structured Asset Mortgage Investments II
Trust
(a)
:
Series 2006-AR2, Class A1, (LIBOR USD 1
Month + 0.46%), 0.57%, 02/25/36 ... 1,172 1,063,061
Series 2006-AR4, Class 3A1, (LIBOR USD
1 Month + 0.19%), 0.49%, 06/25/36 .. 8,507 7,984,767
Series 2006-AR6, Class 2A1, (LIBOR USD
1 Month + 0.38%), 0.49%, 07/25/46 .. 12,250 10,646,867
Series 2007-AR4, Class GA4B, (LIBOR
USD 1 Month + 0.18%), 0.29%, 09/25/47 2,473 2,516,331
WaMu Mortgage Pass-Through Certificates
Trust
(a)
:
Series 2007-OA4, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.77%), 1.03%,
05/25/47 .................... 1,893 1,829,636
Series 2007-OA5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.75%), 1.01%,
06/25/47 .................... 6,855 6,515,788
Series 2007-OA6, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.81%), 1.07%,
07/25/47 .................... 3,766 3,143,103
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust:
Series 2006-8, Class A5, 6.13%, 10/25/36
(d)
1,208 620,841
Series 2006-AR5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.98%), 1.24%,
06/25/46
(a)
................... 5,139 3,748,398
Series 2006-AR8, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.85%), 1.11%,
10/25/46
(a)
................... 6,163 5,547,637
Series 2007-OA1, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.72%), 0.98%,
12/25/46
(a)
................... 5,370 4,713,438
Series 2007-OA5, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.84%), 1.10%,
05/25/47
(a)
................... 3,567 3,235,296
275,236,971
Commercial Mortgage-Backed Securities — 3.0%
245 Park Avenue Trust, Series 2017-245P,
Class E, 3.66%, 06/05/37
(a)(b)
......... 7,780 7,444,562
280 Park Avenue Mortgage Trust, Series
2017-280P, Class E, (LIBOR USD 1 Month +
2.12%), 2.22%, 09/15/34
(a)(b)
......... 29,015 28,650,731
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
2.21%, 04/15/35
(a)(b)
............... 3,467 3,402,158
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Atrium Hotel Portfolio Trust
(a)(b)
:
Series 2017-ATRM, Class D, (LIBOR USD 1
Month + 1.95%), 2.06%, 12/15/36 ... USD 11,310 $ 10,799,245
Series 2017-ATRM, Class E, (LIBOR USD 1
Month + 3.05%), 3.16%, 12/15/36 ... 1,490 1,410,004
BAMLL Commercial Mortgage Securities
Trust
(a)(b)
:
Series 2017-SCH, Class CL, (LIBOR USD 1
Month + 1.50%), 1.61%, 11/15/32 ... 3,225 2,784,884
Series 2017-SCH, Class DL, (LIBOR USD 1
Month + 2.00%), 2.11%, 11/15/32 .... 3,965 3,277,112
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 1.81%, 09/15/34 ... 11,982 11,833,277
Barclays Commercial Mortgage Trust, Series
2019-C3, Class C, 4.18%, 05/15/52 .... 3,442 3,562,008
Bayview Commercial Asset Trust
(a)(b)
:
Series 2005-2A, Class A1, (LIBOR USD 1
Month + 0.47%), 0.57%, 08/25/35 ... 3,729 3,561,384
Series 2005-3A, Class A1, (LIBOR USD 1
Month + 0.48%), 0.59%, 11/25/35 ... 835 787,538
Series 2007-1, Class A1, (LIBOR USD 1
Month + 0.22%), 0.33%, 03/25/37 ... 5,006 4,770,127
Series 2007-3, Class A2, (LIBOR USD 1
Month + 0.29%), 0.40%, 07/25/37 ... 4,525 4,266,467
Series 2007-4A, Class A1, (LIBOR USD 1
Month + 0.45%), 0.56%, 09/25/37 ... 1,221 1,151,907
Series 2007-6A, Class A4A, (LIBOR USD 1
Month + 1.50%), 1.61%, 12/25/37 ... 2,150 2,098,015
BBCMS Mortgage Trust
(a)(b)
:
Series 2018-CHRS, Class E, 4.27%,
08/05/38 .................... 1,750 1,491,822
Series 2018-TALL, Class D, (LIBOR USD 1
Month + 1.45%), 1.55%, 03/15/37 ... 2,000 1,950,625
BB-UBS Trust, Series 2012-SHOW, Class E,
4.03%, 11/05/36
(a)(b)
............... 2,672 2,191,741
Bear Stearns Commercial Mortgage Securities
Trust, Series 2007-PW18, Class B, 6.48%,
06/11/50
(a)(b)
.................... 2,239 2,260,398
Benchmark Mortgage Trust
(a)
:
Series 2018-B3, Class D, 3.06%, 04/10/51
(b)
1,250 1,124,028
Series 2018-B7, Class C, 4.86%, 05/15/53 4,770 5,297,676
BFLD Trust, Series 2020-EYP, Class E, (LIBOR
USD 1 Month + 3.70%), 3.81%, 10/15/35
(a)(b)
3,600 3,645,006
BWAY Mortgage Trust
(b)
:
Series 2013-1515, Class D, 3.63%, 03/10/33 3,600 3,759,289
Series 2013-1515, Class E, 3.72%, 03/10/33 2,000 2,064,503
Series 2015-1740, Class E, 4.45%,
01/10/35
(a)
................... 951 896,046
BX Commercial Mortgage Trust
(a)(b)
:
Series 2018-IND, Class G, (LIBOR USD 1
Month + 2.05%), 2.16%, 11/15/35 ... 10,150 10,143,650
Series 2018-IND, Class H, (LIBOR USD 1
Month + 3.00%), 3.11%, 11/15/35 .... 11,550 11,553,527
Series 2019-XL, Class G, (LIBOR USD 1
Month + 2.30%), 2.41%, 10/15/36 ... 7,054 7,049,006
Series 2019-XL, Class J, (LIBOR USD 1
Month + 2.65%), 2.76%, 10/15/36 ... 15,810 15,800,094
Series 2020-BXLP, Class G, (LIBOR USD 1
Month + 2.50%), 2.61%, 12/15/36 ... 7,445 7,435,957
Series 2020-FOX, Class E, (LIBOR USD 1
Month + 3.60%), 3.71%, 11/15/32 ... 6,525 6,543,380
Series 2021-NWM, Class A, (LIBOR USD 1
Month + 0.91%), 1.06%, 02/15/33
(c)
.. 14,812 14,812,000
Series 2021-NWM, Class B, (LIBOR USD 1
Month + 2.15%), 2.30%, 02/15/33
(c)
.. 8,685 8,685,000

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-NWM, Class C, (LIBOR USD 1
Month + 4.25%), 4.40%, 02/15/33
(c)
.. USD 5,735 $ 5,735,000
BX Trust
(a)(b)
:
Series 2021-LBA, Class GJV, (LIBOR USD
1 Month + 3.00%), 3.11%, 02/15/36 .. 11,900 11,914,551
Series 2021-LBA, Class GV, (LIBOR USD 1
Month + 3.00%), 3.11%, 02/15/36 ... 8,900 8,910,883
Series 2021-MFM1, Class E, (LIBOR USD 1
Month + 2.25%), 2.36%, 01/15/34 ... 4,680 4,674,378
Series 2021-MFM1, Class F, (LIBOR USD 1
Month + 3.00%), 3.11%, 01/15/34 ... 7,240 7,235,638
BXP Trust
(a)(b)
:
Series 2017-CC, Class D, (LIBOR USD 1
Month + 0.00%), 3.55%, 08/13/37 ... 6,800 7,113,438
Series 2017-CC, Class E, (LIBOR USD 1
Month + 0.00%), 3.55%, 08/13/37 ... 10,985 11,047,235
CFCRE Commercial Mortgage Trust:
Series 2016-C4, Class C, 4.86%, 05/10/58
(a)
3,330 3,474,559
Series 2018-TAN, Class A, 4.24%,
02/15/33
(b)
................... 3,600 3,757,749
Series 2018-TAN, Class C, 5.29%,
02/15/33
(b)
................... 2,100 2,192,808
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class C, 5.09%,
03/10/47
(a)
................... 2,278 2,435,129
Series 2015-GC27, Class C, 4.42%,
02/10/48
(a)
................... 2,267 2,400,426
Series 2016-C1, Class C, 4.95%, 05/10/49
(a)
2,870 2,990,262
Series 2016-C1, Class D, 4.95%, 05/10/49
(a)
(b)
......................... 980 898,087
Series 2016-GC37, Class C, 4.92%,
04/10/49
(a)
................... 2,640 2,758,909
Series 2016-GC37, Class D, 2.79%,
04/10/49
(b)
................... 3,446 3,024,602
Series 2016-P3, Class C, 4.89%, 04/15/49
(a)
1,271 1,325,101
Series 2018-C6, Class C, 5.07%, 11/10/51
(a)
3,976 4,137,716
Commercial Mortgage Trust:
Series 2013-300P, Class D, 4.39%,
08/10/30
(a)(b)
.................. 3,000 3,110,173
Series 2013-GAM, Class E, 3.43%,
02/10/28
(a)(b)
.................. 5,000 4,554,337
Series 2014-CR15, Class C, 4.74%,
02/10/47
(a)
................... 2,050 2,211,983
Series 2015-CR23, Class B, 4.18%,
05/10/48
(a)
................... 9,520 10,257,291
Series 2015-LC19, Class C, 4.23%,
02/10/48
(a)
................... 6,513 6,957,376
Series 2015-LC19, Class D, 2.87%,
02/10/48
(b)
................... 1,580 1,521,851
Series 2015-LC21, Class C, 4.33%,
07/10/48
(a)
................... 6,010 6,140,823
Series 2016-667M, Class D, 3.18%,
10/10/36
(a)(b)
.................. 3,200 3,077,943
Series 2017-COR2, Class D, 3.00%,
09/10/50
(b)
................... 709 636,544
Series 2018-HCLV, Class B, (LIBOR USD 1
Month + 1.40%), 1.51%, 09/15/33
(a)(b)
. 2,500 2,471,963
CSAIL Commercial Mortgage Trust
(a)
:
Series 2016-C6, Class C, 4.95%, 01/15/49 3,950 4,118,144
Series 2018-C14, Class D, 4.89%,
11/15/51
(b)
................... 5,030 5,067,467
CSMC Trust, Series 2020-FACT, Class E,
(LIBOR USD 1 Month + 4.86%), 4.97%,
10/15/37
(a)(b)
.................... 4,661 4,735,773
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
DBUBS Mortgage Trust
(a)(b)
:
Series 2017-BRBK, Class E, (LIBOR USD 1
Month + 0.00%), 3.53%, 10/10/34 ... USD 10,428 $ 10,642,753
Series 2017-BRBK, Class F, 3.53%,
10/10/34 .................... 2,890 2,911,154
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class J, 5.86%, 05/03/32
(b)
..... 1,500 1,585,235
GS Mortgage Securities Trust:
Series 2015-GC32, Class C, 4.42%,
07/10/48
(a)
................... 1,075 1,144,599
Series 2015-GC32, Class D, 3.35%,
07/10/48 .................... 1,162 1,069,605
Series 2017-GS7, Class D, 3.00%,
08/10/50
(b)
................... 2,749 2,459,466
Series 2017-GS7, Class E, 3.00%,
08/10/50
(b)
................... 1,260 1,089,292
Harvest Commercial Capital Loan Trust
(a)(b)
:
Series 2019-1, Class M4, 4.64%, 09/25/46 3,150 2,745,214
Series 2019-1, Class M5, 5.73%, 09/25/46 2,000 1,776,435
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.11%,
12/15/48
(a)(b)
.................... 1,898 1,839,935
JPMCC Commercial Mortgage Securities
Trust
(a)
:
Series 2017-JP5, Class C, 3.87%, 03/15/50 5,137 5,349,103
Series 2017-JP5, Class D, 4.62%,
03/15/50
(b)
................... 7,320 7,151,424
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C5, Class C, 4.51%, 03/15/50
(a)
1,486 1,422,336
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)
:
Series 2015-JP1, Class D, 4.23%, 01/15/49 5,750 5,223,325
Series 2018-WPT, Class FFX, 5.54%,
07/05/33
(b)
................... 666 670,373
Series 2019-OSB, Class E, 3.78%,
06/05/39
(b)
................... 2,800 2,759,839
KNDL Mortgage Trust, Series 2019-KNSQ,
Class E, (LIBOR USD 1 Month + 1.80%),
1.91%, 05/15/36
(a)(b)
............... 12,751 12,734,904
LCCM Mortgage Trust, Series 2014-909, Class
E, 3.90%, 05/15/31
(a)(b)
............. 2,500 2,491,617
Life Mortgage Trust, Series 2021-BMR, Class
F, (LIBOR USD 1 Month + 2.35%), 2.46%,
03/15/38
(a)(b)
.................... 10,938 10,955,496
LSTAR Commercial Mortgage Trust, Series
2017-5, Class C, 4.87%, 03/10/50
(a)(b)
... 3,375 3,316,601
MAD Mortgage Trust, Series 2017-330M, Class
D, 3.71%, 08/15/34
(a)(b)
............. 3,305 3,371,544
Morgan Stanley Bank of America Merrill Lynch
Trust:
Series 2015-C23, Class D, 4.14%,
07/15/50
(a)(b)
.................. 727 714,568
Series 2015-C25, Class D, 3.07%, 10/15/48 3,435 3,350,197
Series 2015-C26, Class D, 3.06%,
10/15/48
(b)
................... 1,812 1,738,091
Series 2017-C33, Class C, 4.56%,
05/15/50
(a)
................... 3,161 3,223,316
Morgan Stanley Capital I Trust:
Series 2006-IQ11, Class C, 5.99%,
10/15/42
(a)
................... 413 412,170
Series 2014-CPT, Class E, 3.45%,
07/13/29
(a)(b)
.................. 950 949,878
Series 2014-CPT, Class F, 3.45%,
07/13/29
(a)(b)
.................. 5,625 5,624,276
Series 2014-CPT, Class G, 3.45%,
07/13/29
(a)(b)
.................. 3,392 3,391,563

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-MS1, Class D, 4.03%,
05/15/48
(a)(b)
.................. USD 7,725 $ 6,792,575
Series 2017-CLS, Class E, (LIBOR USD 1
Month + 1.95%), 2.06%, 11/15/34
(a)(b)
. 3,998 3,999,259
Series 2017-CLS, Class F, (LIBOR USD 1
Month + 2.60%), 2.71%, 11/15/34
(a)(b)
. 7,904 7,894,514
Series 2017-H1, Class D, 2.55%, 06/15/50
(b)
7,130 5,790,452
Series 2017-HR2, Class D, 2.73%,
12/15/50
(c)
................... 1,570 1,334,500
Series 2018-H3, Class C, 4.85%, 07/15/51
(a)
2,880 3,126,742
Series 2018-MP, Class E, 4.28%, 07/11/40
(a)
(b)
......................... 2,556 2,234,857
Series 2018-SUN, Class F, (LIBOR USD 1
Month + 2.55%), 2.66%, 07/15/35
(a)(b)
. 4,040 3,989,625
Olympic Tower Mortgage Trust, Series 2017-
OT, Class E, 3.95%, 05/10/39
(a)(b)
...... 8,300 7,314,384
USDC, Series 2018, Class F, 4.49%, 05/13/38
(a)
(b)
........................... 2,550 1,854,353
VCC Trust, Series 2020-MC1, Class A, 4.50%,
06/25/45
(a)(b)
.................... 12,961 12,995,416
Velocity Commercial Capital Loan Trust, Series
2014-1, Class M6, 7.94%, 09/25/44
(a)(b)
.. 1,878 1,889,863
Wells Fargo Commercial Mortgage Trust:
Series 2015-NXS3, Class B, 4.50%,
09/15/57
(a)
................... 1,600 1,754,368
Series 2015-P2, Class D, 3.24%, 12/15/48
(b)
593 489,774
Series 2016-C37, Class C, 4.48%,
12/15/49
(a)
................... 2,803 2,998,352
Series 2016-LC25, Class C, 4.42%,
12/15/59
(a)
................... 8,320 8,747,569
Series 2016-NXS5, Class B, 4.95%,
01/15/59
(a)
................... 1,875 2,084,303
Series 2016-NXS5, Class D, 4.99%,
01/15/59
(a)
................... 2,160 2,236,114
Series 2016-NXS6, Class C, 4.32%,
11/15/49
(a)
................... 4,783 4,991,320
Series 2017-C39, Class C, 4.12%, 09/15/50 3,268 3,334,599
Series 2017-C39, Class D, 4.35%,
09/15/50
(a)(b)
.................. 1,690 1,453,751
Series 2017-C41, Class D, 2.60%,
11/15/50
(a)(b)
.................. 487 385,310
Series 2018-C44, Class C, 4.83%,
05/15/51
(a)
................... 2,346 2,397,965
Series 2018-C44, Class D, 3.00%,
05/15/51
(b)
................... 2,150 1,877,681
Series 2018-C45, Class C, 4.73%, 06/15/51 1,158 1,216,425
WFRBS Commercial Mortgage Trust, Series
2014-C22, Class C, 3.76%, 09/15/57
(a)
.. 1,300 1,353,477
534,043,163
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
BBCMS Trust
(b)
:
Series 2015-SRCH, Class XA, 0.95%,
08/10/35 .................... 76,754 3,525,310
Series 2015-SRCH, Class XB, 0.19%,
08/10/35 .................... 35,000 422,100
CFCRE Commercial Mortgage Trust, Series
2016-C6, Class XA, 1.12%, 11/10/49 ... 62,685 3,156,190
Commercial Mortgage Trust:
Series 2014-UBS5, Class XB2, 0.73%,
09/10/47
(b)
................... 12,675 303,439
Series 2015-CR25, Class XA, 0.83%,
08/10/48 .................... 12,941 398,270
GS Mortgage Securities Trust, Series 2014-
GC20, Class XA, 1.01%, 04/10/47 ..... 627 14,927
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.83%,
09/15/47 ...................... USD 6,771 $ 160,587
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
..................... 40,477 1,408,061
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 0.99%, 03/10/50
(b)
.... 42,575 1,248,316
Morgan Stanley Bank of America Merrill Lynch
Trust:
Series 2014-C15, Class XB, 0.34%,
04/15/47
(b)
................... 80,982 781,962
Series 2015-C26, Class XD, 1.34%,
10/15/48
(b)
................... 12,675 702,322
Series 2016-C32, Class XA, 0.70%,
12/15/49 .................... 31,426 997,376
Morgan Stanley Capital I Trust, Series 2016-
UBS9, Class XD, 1.61%, 03/15/49
(b)
.... 13,600 954,720
Natixis Commercial Mortgage Securities
Trust
(b)
:
Series 2017-75B, Class XA, 0.20%,
04/10/37 .................... 40,610 526,773
Series 2017-75B, Class XB, 0.03%,
04/10/37 .................... 27,000 89,842
Wells Fargo Commercial Mortgage Trust:
Series 2016-BNK1, Class XD, 1.26%,
08/15/49
(b)
................... 11,784 658,844
Series 2016-LC25, Class XA, 0.97%,
12/15/59 .................... 22,005 783,135
WFRBS Commercial Mortgage Trust:
Series 2014-C20, Class XB, 0.58%,
05/15/47 .................... 57,079 999,231
Series 2014-LC14, Class XA, 1.26%,
03/15/47 .................... 26,068 773,462
17,904,867
Total Non-Agency Mortgage-Backed Securities — 4.7%
(Cost: $802,543,409) ............................. 827,185,001
Preferred Securities — 3.3%
Capital Trusts — 2.5%
Banks — 1.3%
(a)(j)
Banco Bilbao Vizcaya Argentaria SA, (EUR
Swap Annual 5 Year + 6.46%), 6.00% ... EUR 5,600 7,355,174
Bank of America Corp.:
Series X, (LIBOR USD 3 Month + 3.71%),
6.25% ...................... USD 20,485 22,672,798
Series Z, (LIBOR USD 3 Month + 4.17%),
6.50% ...................... 532 595,840
Series AA, (LIBOR USD 3 Month + 3.90%),
6.10% ...................... 21,973 24,390,030
Citigroup, Inc.:
Series Q, (LIBOR USD 3 Month + 4.10%),
4.29% ...................... 1,785 1,785,535
Series U, (SOFR + 3.81%), 5.00% ..... 36,000 37,090,800
Series V, (SOFR + 3.23%), 4.70% ..... 13,170 13,262,190
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ...................... 7,270 7,340,883
Fifth Third Bancorp, Series J, (LIBOR USD 3
Month + 3.13%), 3.33% ............ 11,800 11,623,000
HSBC Holdings plc, (USD Swap Rate 5 Year +
3.71%), 6.37% .................. 2,000 2,175,400
JPMorgan Chase & Co.:
Series I, (LIBOR USD 3 Month + 3.47%),
3.68% ...................... 1,785 1,781,876

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
Series V, (LIBOR USD 3 Month + 3.32%),
3.56% ...................... USD 997 $ 992,514
Series FF, (SOFR + 3.38%), 5.00% .... 18,180 18,793,575
Series HH, (SOFR + 3.13%), 4.60% .... 23,515 23,779,544
Postal Savings Bank of China Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.63%), 4.50% ...... 1,439 1,487,566
Wells Fargo & Co.:
Series S, (LIBOR USD 3 Month + 3.11%),
5.90% ...................... 36,100 38,365,275
Series U, (LIBOR USD 3 Month + 3.99%),
5.87% ...................... 1,321 1,454,421
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%),
3.90% ...................... 8,065 8,144,843
223,091,264
Capital Markets — 0.3%
(a)(j)
Charles Schwab Corp. (The):
Series I, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.17%),
4.00% ...................... 11,400 11,568,720
Series H, (US Treasury Yield Curve Rate
T Note Constant Maturity 10 Year +
3.08%), 4.00% ................ 25,785 25,346,655
Goldman Sachs Group, Inc. (The):
Series Q, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.62%),
5.50% ...................... 12,030 12,992,400
Series R, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.22%),
4.95% ...................... 6,755 7,145,439
Morgan Stanley, Series H, (LIBOR USD 3
Month + 3.61%), 3.85% ............ 8,509 8,521,719
65,574,933
Consumer Finance — 0.4%
(a)(j)
Capital One Financial Corp., Series E, (LIBOR
USD 3 Month + 3.80%), 3.99% ....... 30,363 30,211,185
Discover Financial Services, Series C, (LIBOR
USD 3 Month + 3.08%), 5.50% ....... 10,775 11,182,295
General Motors Financial Co., Inc.:
Series A, (LIBOR USD 3 Month + 3.60%),
5.75% ...................... 4,000 4,195,200
Series C, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.00%),
5.70% ...................... 6,165 6,658,200
52,246,880
Diversified Financial Services — 0.1%
Voya Financial, Inc., Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.36%), 6.13%
(a)(j)
............ 16,815 18,036,610
Electric Utilities — 0.1%
(a)(j)
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38% ............. 25,650 26,003,970
Southern California Edison Co., Series E,
(LIBOR USD 3 Month + 4.20%), 6.25% .. 3,739 3,830,344
29,834,314
Security
Par (000)
Par (000) Value
Insurance — 0.1%
(a)(j)
MetLife, Inc., Series G, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.58%), 3.85% ................. USD 3,150 $ 3,252,375
Progressive Corp. (The), Series B, (LIBOR
USD 3 Month + 2.54%), 5.38% ....... 9,110 9,477,133
12,729,508
Oil, Gas & Consumable Fuels — 0.2%
(a)(j)
Energy Transfer Operating LP:
Series B, (LIBOR USD 3 Month + 4.16%),
6.63% ...................... 6,875 6,084,375
Series G, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.31%),
7.13% ...................... 22,050 21,483,315
EnLink Midstream Partners LP, Series C,
(LIBOR USD 3 Month + 4.11%), 6.00% .. 9,499 5,889,380
MPLX LP, Series B, (LIBOR USD 3 Month +
4.65%), 6.87% .................. 170 170,000
Plains All American Pipeline LP, Series B,
(LIBOR USD 3 Month + 4.11%), 6.13% .. 11,370 9,238,807
42,865,877
Total Capital Trusts — 2.5%
(Cost: $437,548,498) ............................. 444,379,386
Shares
Shares
Preferred Stocks — 0.7%
Banks — 0.0%
Truist Bank
(b)(c)(j)
.................... 15 1,552,500
Capital Markets — 0.1%
Morgan Stanley, Series K, (LIBOR USD 3
Month + 3.49%), 5.85%
(a)(j)
.......... 420,000 11,961,600
Consumer Finance — 0.1%
SLM Corp., Series B, (LIBOR USD 3 Month +
1.70%), 1.88%
(a)(j)
................ 136,000 7,514,000
Equity Real Estate Investment Trusts
(REITs) — 0.0%
Firstar Realty LLC, 8.88%
(b)(j)
........... 5,000 5,300,000
Insurance — 0.1%
Allstate Corp. (The), Series H, 5.10%
(j)
.... 735,000 19,852,350
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer Operating LP, Series E,
(LIBOR USD 3 Month + 5.16%), 7.60%
(a)(j)
625,000 14,943,750
Petroleo Brasileiro SA (Preference) ....... 861,224 3,701,244
18,644,994
Personal Products — 0.0%
LG Household & Health Care Ltd. (Preference) 235 142,427
Technology Hardware, Storage &
Peripherals — 0.3%
Samsung Electronics Co. Ltd. (Preference) . 793,978 51,424,541
Total Preferred Stocks — 0.7%
(Cost: $94,603,522) .............................. 116,392,412
Trust Preferreds — 0.1%
Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I , (30Y CMT + 1.55%),
4.00%, 12/21/65
(a)(b)
............... 16,872,000 13,666,320

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Consumer Finance — 0.0%
ILFC E-Capital Trust II , (LIBOR USD 3 Month +
1.80%), 4.22%, 12/21/65
(a)(b)
......... 11,944,000 $ 9,913,520
Total Trust Preferreds — 0.1%
(Cost: $27,894,930) .............................. 23,579,840
Total Preferred Securities — 3.3%
(Cost: $560,046,950) ............................. 584,351,638
Rights — 0.0%
Chemicals — 0.0%
Sociedad Quimica y Minera de Chile SA
(Expires 04/19/21)
(e)(p)
................ 41,810 129,611
Gas Utilities — 0.0%
Snam SpA (Expires 04/07/21)
(e)
......... 740,947 761
Total Rights — 0.0%
(Cost: $–) .................................... 130,372
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities — 0.0%
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)(b)
:
Series 2018-K732, Class B,
4.05%, 05/25/25 ............... USD 1,500 1,628,197
Series 2018-KHG1, Class C,
3.81%, 12/25/27 ............... 4,112 3,588,929
5,217,126
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes, Series K055, Class X1,
1.36%, 03/25/26 ................. 20 1,179
Government National Mortgage Association
Variable Rate Notes, Series 2017-44,
0.67%, 04/17/51 ................. 17,166 726,806
727,985
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $6,507,900) .............................. 5,945,111
Security
Shares
Shares Value
Warrants — 0.0%
Consumer Finance — 0.0%
Srisawad Corp. PCL (Issued/exercisable
08/14/20, 100 shares for 1 warrant, Expires
08/29/25, Strike Price THB 100.00)
(e)
.... 720 $ 447
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/exercisable
10/23/20, 1 share for 1 warrant, Expires
10/27/24, Strike Price USD 36.00)
(e)
.... 1,489 6,775
Total Warrants — 0.0% ............................. 7,222
Total Long-Term Investments — 94.2%
(Cost: $15,559,523,296) ........................... 16,523,892,949
Short-Term Securities — 7.9%
(q)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
*
................... 1,385,702,905 1,385,702,905
JPMorgan U.S. Treasury Plus Money Market
Fund, Agency Class, 0.01% .......... 5,581,196 5,581,196
SL Liquidity Series, LLC, Money Market Series,
0.16%
(r)*
....................... 655,726 655,922
Total Short-Term Securities — 7.9%
(Cost: $1,391,939,941) ........................... 1,391,940,023
Total Options Purchased — 0.0%
(Cost: $56,573) ................................ 93,089
Total Investments — 102.1%
(Cost: $16,951,519,810 ) ........................... 17,915,926,061
Liabilities in Excess of Other Assets — (2.1)% ............ (363,848,732)
Net Assets — 100.0% .............................. $ 17,552,077,329
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)
Non-income producing security.
(f)
All or a portion of this security is on loan.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
Convertible security.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Perpetual security with no stated maturity date.
(k)
Issuer filed for bankruptcy and/or is in default.
(l)
Zero-coupon bond.
(m)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)
Fixed rate.
(o)
Amount is less than 500.
(p)
When-issued security.
(q)
Annualized 7-day yield as of period end.
(r)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
*     Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
      amended, were as follows:
Affiliated Issuer
Value at
07/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/21
Shares
Held at
03/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,409,220,735 $ — $ (23,517,830) $ — $ — $ 1,385,702,905 1,385,702,905 $ 138,058 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 1,444,008 — (762,227) (25,836) (23) 655,922 655,726 64,190
(b)
—
iShares 1-5 Year Investment
Grade Corporate Bond ETF .. 87,380,975 — (42,721,761) 1,070,423 (1,386,946) 44,342,691 810,949 1,076,436 —
iShares Core Dividend Growth
ETF .................. — 476,136,837 (136,561,737) 2,952,897 31,901,428 374,429,425 7,756,980 2,251,030 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
..... 249,742,182 151,429,035 (409,624,750) 15,473,163 (7,019,630) — — 6,064,127 —
iShares MBS ETF
(c)
......... 110,134,024 — (110,062,024) 2,829,965 (2,901,965) — — 198,592 —
$ 22,300,612 $ 20,592,864 $ 1,805,130,943 $ 9,792,433 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
EURO STOXX 50 Index ..................................................... 2,699 06/18/21 $ 122,363 $ 3,187,312
MSCI Emerging Markets E-Mini Index ............................................ 3,164 06/18/21 209,220 (4,859,834)
(1,672,522)
Short Contracts
Euro- Bobl ............................................................... 16 06/08/21 2,535 7,697
Euro-Bund .............................................................. 4 06/08/21 803 1,367
GBP Currency ............................................................ 3,832 06/14/21 330,055 3,009,828
JPY Currency ............................................................ 766 06/14/21 86,515 1,814,662
S&P 500 E-Mini Index ...................................................... 1,238 06/18/21 245,582 (1,399,642)
U.S. Treasury 10 Year Note ................................................... 4,686 06/21/21 614,086 14,630,691
U.S. Treasury 10 Year Ultra Note ............................................... 27 06/21/21 3,885 29,909
U.S. Treasury Long Bond .................................................... 7 06/21/21 1,084 17,770
U.S. Treasury Ultra Bond .................................................... 670 06/21/21 121,856 6,077,714
Long Gilt ............................................................... 7 06/28/21 1,231 (165)
U.S. Treasury 2 Year Note .................................................... 21 06/30/21 4,636 137
U.S. Treasury 5 Year Note .................................................... 3,904 06/30/21 481,961 5,796,489
29,986,457
$ 28,313,935
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 638,211 CHF 600,000 Morgan Stanley & Co. International plc 04/15/21 $ 3,218
USD 855,069 CHF 790,000 UBS AG 04/15/21 18,995
USD 350,185,728 EUR 293,040,000 Bank of America NA 04/15/21 6,466,497
USD 441,265 EUR 370,000 BNP Paribas SA 04/15/21 7,276
USD 59,538 EUR 50,000 JPMorgan Chase Bank NA 04/15/21 891
USD 3,108,426 EUR 2,640,000 Morgan Stanley & Co. International plc 04/15/21 11,858
USD 238,371 EUR 200,000 Natwest Markets plc 04/15/21 3,782
USD 3,330,470 EUR 2,800,000 Westpac Banking Corp. 04/15/21 46,230
USD 33,768,483 GBP 24,370,000 Goldman Sachs International 04/15/21 170,920
USD 1,344,384 GBP 970,000 Morgan Stanley & Co. International plc 04/15/21 7,100
USD 25,218,644 GBP 18,200,000 Standard Chartered Bank 04/15/21 127,317
USD 27,970 GBP 20,000 Westpac Banking Corp. 04/15/21 397
USD 1,482,614 TRY 12,365,000 HSBC Bank plc 04/22/21 4,395
USD 19,630,234 BRL 108,300,000 HSBC Bank plc 05/21/21 447,240
USD 3,242,780 EUR 2,719,814 Bank of America NA 06/16/21 48,293
USD 4,933,122 EUR 4,123,292 State Street Bank and Trust Co. 06/16/21 90,216
7,454,625
GBP 240,000 USD 331,889 Morgan Stanley & Co. International plc 04/15/21 (1,014)
BRL 108,300,000 USD 19,202,128 HSBC Bank plc 05/21/21 (19,135)
EUR 2,719,814 USD 3,243,764 Bank of America NA 06/16/21 (49,277)
(69,426)
$ 7,385,199

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(c)
Amount includes $(4,144) of net dividends and financing fees.
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
STOXX Europe 600 Telecommunications Index ....... 378 06/18/21 EUR 230.00 EUR 4,348 $ 93,089
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Altice France SA ...... 5.00 % Quarterly
Credit Suisse
International 06/20/25 B EUR 450 $ 44,017 $ 43,822 $ 195
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 BB+ EUR 420 71,345 68,287 3,058
International Game
Technology plc ..... 5.00 Quarterly
Goldman Sachs
International 12/20/25 BB EUR 340 39,616 40,238 (622)
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 360 48,227 45,308 2,919
International Game
Technology plc ..... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB EUR 210 23,357 23,261 96
Vertical Holdco GmbH .. 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC EUR 476 32,969 20,597 12,372
CMBX.NA.9.A ........ 2.00 Monthly
Credit Suisse
International 09/17/58 NR USD 3,750 (75,352) (107,204) 31,852
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 3,750 (411,799) (358,502) (53,297)
$ (227,620) $ (224,193) $ (3,427)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
JPMorgan Chase
Bank NA
(b)
02/08/23 $ 8,614,752 $ (170,821)
(c)
$ 8,448,075 0.0%
(b)
Range: 60-95 basis points
Benchmarks: Intercontinental Exchange LIBOR:
USD 1 Month

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of March 31, 2021, expiration date 02/08/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Egypt
Commercial International Bank
Egypt SAE ............ 835,581 $ 3,072,511 36.4%
Shares Value
% of Basket
Value
Russia
X5 Retail Group NV, GDR ... 59,057 $ 1,903,802 22.5%
United Kingdom
Prudential plc ............ 162,974 3,471,762 41.1
Total Reference Entity — Long ............ 8,448,075
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ 8,448,075
Glossary of Terms Used in this Report
Currency Abbreviations
BRL Brazilian Real
CHF Swiss Franc
CNY Chinese Yuan
EUR Euro
GBP British Pound
JPY Japanese Yen
THB Thai Baht
TRY Turkish Lira
USD United States Dollar
Portfolio Abbreviations
ADR American Depositary Receipts
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
LIBOR London Interbank Offered Rate
LIMEAN London Interbank Mean Rate
MBS Mortgage-Backed Securities
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
(such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities .................................... $ — $ 1,237,041,687 $ 45,900,990 $ 1,282,942,677
Common Stocks:
Aerospace & Defense .................................... 1,561,785 1,316,765 — 2,878,550
Air Freight & Logistics .................................... 9,126,547 9,237,040 — 18,363,587
Airlines .............................................. 10,772,461 7,470,087 — 18,242,548
Auto Components ...................................... 9,358,830 1,758,847 — 11,117,677
Automobiles .......................................... 6,923,901 13,026,909 — 19,950,810
Banks ............................................... 58,303,540 188,391,136 — 246,694,676
Beverages ........................................... 8,806,838 20,347,966 — 29,154,804
Biotechnology ......................................... 39,169,528 1,067,258 — 40,236,786
Building Products ....................................... 10,198,936 6,235,502 — 16,434,438
Capital Markets ........................................ 32,458,737 568,239 — 33,026,976
Chemicals ............................................ 20,107,250 38,467,506 — 58,574,756
Commercial Services & Supplies ............................. 1,929,798 656,535 2,927 2,589,260
Communications Equipment ................................ 11,393,653 506,777 — 11,900,430
Construction & Engineering ................................ 268,372 15,048,492 — 15,316,864
Construction Materials .................................... 474,572 2,831,120 — 3,305,692
Consumer Finance ...................................... 30,171,532 3,185,820 — 33,357,352
Containers & Packaging .................................. 6,973,506 — — 6,973,506
Distributors ........................................... 2,465,849 — — 2,465,849
Diversified Consumer Services .............................. 2,154,292 677,208 — 2,831,500
Diversified Financial Services ............................... 5,366,914 — — 5,366,914
Diversified Telecommunication Services ........................ 34,146,501 60,046,936 — 94,193,437
Electric Utilities ........................................ 101,672,300 54,202,372 — 155,874,672
Electrical Equipment ..................................... 5,532,392 28,029,707 — 33,562,099
Electronic Equipment, Instruments & Components ................. 2,461,851 17,322,168 — 19,784,019
Energy Equipment & Services .............................. 4,066,163 47,991 — 4,114,154
Entertainment ......................................... 19,775,278 14,463,833 — 34,239,111
Equity Real Estate Investment Trusts (REITs) .................... 453,226,741 173,105,579 — 626,332,320
Food & Staples Retailing .................................. 28,692,799 12,093,133 — 40,785,932
Food Products ......................................... 4,914,931 46,014,925 — 50,929,856

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Level 1 Level 2 Level 3 Total
Gas Utilities ........................................... $ 5,520,871 $ 43,678,873 $ — $ 49,199,744
Health Care Equipment & Supplies ........................... 28,452,093 20,587,073 — 49,039,166
Health Care Providers & Services ............................ 49,133,393 3,903,220 — 53,036,613
Health Care Technology .................................. 4,343,540 — — 4,343,540
Hotels, Restaurants & Leisure .............................. 19,970,998 12,153,657 — 32,124,655
Household Durables ..................................... 2,109,854 26,186,526 — 28,296,380
Household Products ..................................... 6,938,750 24,651,645 — 31,590,395
Independent Power and Renewable Electricity Producers ............ 279,497 2,349,735 — 2,629,232
Industrial Conglomerates .................................. 8,274,610 1,319,282 — 9,593,892
Insurance ............................................ 44,266,308 132,960,913 — 177,227,221
Interactive Media & Services ............................... 45,247,140 53,440,362 — 98,687,502
Internet & Direct Marketing Retail ............................ 33,965,614 3,027,811 — 36,993,425
IT Services ........................................... 99,682,398 34,934,052 — 134,616,450
Leisure Products ....................................... 20,504,991 1,255,727 — 21,760,718
Life Sciences Tools & Services .............................. 9,240,400 20,797,801 — 30,038,201
Machinery ............................................ 41,330,510 52,485,180 — 93,815,690
Marine .............................................. — 3,851,033 — 3,851,033
Media ............................................... 20,766,027 528,225 — 21,294,252
Metals & Mining ........................................ 5,389,046 46,259,538 — 51,648,584
Multiline Retail ......................................... 14,234,008 261,647 — 14,495,655
Multi-Utilities .......................................... 76,784,930 13,769,539 — 90,554,469
Oil, Gas & Consumable Fuels ............................... 74,313,320 53,903,704 — 128,217,024
Paper & Forest Products .................................. 12,871,803 162,095 — 13,033,898
Personal Products ...................................... 16,784,663 27,339,519 — 44,124,182
Pharmaceuticals ....................................... 51,247,201 109,713,957 — 160,961,158
Professional Services .................................... 2,052,996 43,594,525 — 45,647,521
Real Estate Management & Development ....................... 496,351 121,052,040 — 121,548,391
Road & Rail ........................................... 32,307,626 9,384,041 — 41,691,667
Semiconductors & Semiconductor Equipment .................... 61,040,527 118,180,314 — 179,220,841
Software ............................................. 99,144,960 917,253 — 100,062,213
Specialty Retail ........................................ 8,985,886 21,691,328 — 30,677,214
Technology Hardware, Storage & Peripherals .................... 39,418,557 29,189,694 — 68,608,251
Textiles, Apparel & Luxury Goods ............................ 8,357,995 45,092,211 — 53,450,206
Thrifts & Mortgage Finance ................................ — 13,058,376 — 13,058,376
Tobacco ............................................. 25,179,179 13,141,289 — 38,320,468
Trading Companies & Distributors ............................ 5,623,836 31,846,580 — 37,470,416
Transportation Infrastructure ............................... 12,026,965 109,390,420 — 121,417,385
Water Utilities ......................................... 5,573,726 4,698,343 — 10,272,069
Wireless Telecommunication Services ......................... 3,084,239 22,889,861 62,955 26,037,055
Corporate Bonds ........................................ — 5,715,136,340 — 5,715,136,340
Equity-Linked Notes ...................................... — 2,417,916,449 — 2,417,916,449
Floating Rate Loan Interests:
Aerospace & Defense .................................... — 31,839,667 2,712,080 34,551,747
Airlines .............................................. — 12,865,446 — 12,865,446
Auto Components ...................................... — 15,626,959 — 15,626,959
Automobiles .......................................... — 5,463,493 — 5,463,493
Building Products ....................................... — 10,672,348 — 10,672,348
Capital Markets ........................................ — 6,546,199 — 6,546,199
Chemicals ............................................ — 28,593,010 961,733 29,554,743
Commercial Services & Supplies ............................. — 36,248,348 — 36,248,348
Construction & Engineering ................................ — 5,994,580 — 5,994,580
Construction Materials .................................... — 12,029,224 — 12,029,224
Containers & Packaging .................................. — 20,758,526 — 20,758,526
Distributors ........................................... — 1,354,378 — 1,354,378
Diversified Consumer Services .............................. — 21,057,154 — 21,057,154
Diversified Financial Services ............................... — 61,597,023 81,577,393 143,174,416
Diversified Telecommunication Services ........................ — 32,849,825 — 32,849,825
Electric Utilities ........................................ — 3,154,101 — 3,154,101
Electrical Equipment ..................................... — 11,496,093 — 11,496,093
Entertainment ......................................... — 10,820,561 — 10,820,561
Food & Staples Retailing .................................. — 9,013,971 — 9,013,971
Food Products ......................................... — 27,187,513 — 27,187,513
Health Care Providers & Services ............................ — 25,016,856 — 25,016,856
Health Care Technology .................................. — 7,681,560 — 7,681,560
Hotels, Restaurants & Leisure .............................. — 41,089,034 14,286,193 55,375,227
Household Durables ..................................... — 3,504,514 — 3,504,514

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Level 1 Level 2 Level 3 Total
Household Products ..................................... $ — $ 641,991 $ — $ 641,991
Independent Power and Renewable Electricity Producers ............ — 1,597,668 — 1,597,668
Industrial Conglomerates .................................. — 2,780,278 — 2,780,278
Insurance ............................................ — 44,495,645 — 44,495,645
Interactive Media & Services ............................... — 18,515,955 — 18,515,955
Internet & Direct Marketing Retail ............................ — 3,096,275 — 3,096,275
IT Services ........................................... — 80,713,440 — 80,713,440
Life Sciences Tools & Services .............................. — 21,512,860 1,718,699 23,231,559
Machinery ............................................ — 23,416,980 — 23,416,980
Media ............................................... — 54,449,109 4,636,993 59,086,102
Metals & Mining ........................................ — 6,788,304 — 6,788,304
Oil, Gas & Consumable Fuels ............................... — 4,558,156 919,435 5,477,591
Paper & Forest Products .................................. — — 1,397,498 1,397,498
Personal Products ...................................... — 8,628,811 — 8,628,811
Pharmaceuticals ....................................... — 14,496,287 — 14,496,287
Professional Services .................................... — 16,001,388 — 16,001,388
Real Estate Management & Development ....................... — 103,669 — 103,669
Road & Rail ........................................... — 4,204,196 — 4,204,196
Software ............................................. — 100,697,771 1,388,520 102,086,291
Specialty Retail ........................................ — 17,315,578 — 17,315,578
Technology Hardware, Storage & Peripherals .................... — 907,721 — 907,721
Trading Companies & Distributors ............................ — 4,561,408 1,553,695 6,115,103
Wireless Telecommunication Services ......................... — 6,581,095 — 6,581,095
Foreign Agency Obligations ................................. — 64,486,689 — 64,486,689
Foreign Government Obligations .............................. — 308,061,755 — 308,061,755
Investment Companies .................................... 420,798,761 — — 420,798,761
Non-Agency Mortgage-Backed Securities ........................ — 777,053,719 50,131,282 827,185,001
Preferred Securities:
Banks ............................................... — 223,091,264 1,552,500 224,643,764
Capital Markets ........................................ 11,961,600 65,574,933 — 77,536,533
Commercial Services & Supplies ............................. — 13,666,320 — 13,666,320
Consumer Finance ...................................... 7,514,000 62,160,400 — 69,674,400
Diversified Financial Services ............................... — 18,036,610 — 18,036,610
Electric Utilities ........................................ — 29,834,314 — 29,834,314
Equity Real Estate Investment Trusts (REITs) .................... 5,300,000 — — 5,300,000
Insurance ............................................ 19,852,350 12,729,508 — 32,581,858
Oil, Gas & Consumable Fuels ............................... 18,644,994 42,865,877 — 61,510,871
Personal Products ...................................... — 142,427 — 142,427
Technology Hardware, Storage & Peripherals .................... — 51,424,541 — 51,424,541
Rights ................................................ 129,611 761 — 130,372
U.S. Government Sponsored Agency Securities .................... — 5,945,111 — 5,945,111
Warrants .............................................. 7,222 — — 7,222
Short-Term Securities ....................................... 1,391,284,101 — — 1,391,284,101
Options Purchased:
Equity contracts .......................................... 93,089 — — 93,089
Liabilities:
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (17,341) (17,341)
Subtotal ....................................................
$ 3,793,006,333 $ 13,913,460,913 $ 208,785,552 $ 17,915,252,798
Investments valued at NAV
(b)
...................................... 655,922
$ —
Total Investments .............................................. $ 17,915,908,720
$ —
Derivative Financial Instruments
(c)
Assets:
Credit contracts ........................................... $ — $ 50,492 $ — $ 50,492
Equity contracts ........................................... 3,187,312 — — 3,187,312
Foreign currency exchange contracts ............................ 4,824,490 7,454,625 — 12,279,115
Interest rate contracts ....................................... 26,561,774 — — 26,561,774
Liabilities:
Credit contracts ........................................... — (53,919) — (53,919)
Equity contracts ........................................... (6,259,476) (170,821) — (6,430,297)
Foreign currency exchange contracts ............................ — (69,426) — (69,426)
Interest rate contracts ....................................... (165) — — (165)
$ 28,313,935 $ 7,210,951 $ — $ 35,524,886

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments:
Assets/Liabilities:
Opening balance, as of July 31, 2020 ............................. $ 21,054,655 $ 257,064 $ 104,876,990 $ 25,158,253 $ 1,575,000 $ (102,437) $ 152,819,525
Transfers into level 3 ....................................... 2,149,653 — 46,435,432 — — — 48,585,085
Transfers out of level 3 ...................................... — — (6,287,392) (5,956,400) — — (12,243,792)
Accrued discounts/premiums ................................... 26,684 — 5,192 18,539 — — 50,415
Net realized loss ........................................... (8,742) — (83,547) — — — (92,289)
Net change in unrealized appreciation (depreciation)
(a)
.................. 236,191 (191,182) (6,323,991) 1,678,890 (22,500) 85,096 (4,537,496)
Purchases ............................................... 24,084,138 — 14,649,509 29,232,000 — — 67,965,647
Sales .................................................. (1,641,589) — (42,119,954) — — — (43,761,543)
Closing balance, as of March 31, 2021 ............................
$ 45,900,990 $ 65,882 $ 111,152,239 $ 50,131,282 $ 1,552,500 $ (17,341) $ 208,785,552
Net change in unrealized appreciation (depreciation) on investments still held at March
31, 2021
(a )
............................................
$ 236,191 $ (191,182) $ (7,312,439) $ 1,678,890 $ (22,500) $ 85,096 $ (5,525,944)
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.